UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—July 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Treasury Fund Investor Shares - VFISX

Short-Term Treasury Fund Admiral™ Shares - VFIRX

Short-Term Federal Fund Investor Shares - VSGBX

Short-Term Federal Fund Admiral™ Shares - VSGDX

Intermediate-Term Treasury Fund Investor Shares - VFITX

Intermediate-Term Treasury Fund Admiral™ Shares - VFIUX

Long-Term Treasury Fund Investor Shares - VUSTX

Long-Term Treasury Fund Admiral™ Shares - VUSUX

Short-Term Investment-Grade Fund Investor Shares - VFSTX

Short-Term Investment-Grade Fund Admiral™ Shares - VFSUX

Short-Term Investment-Grade Fund Institutional Shares - VFSIX

Intermediate-Term Investment-Grade Fund Investor Shares - VFICX

Intermediate-Term Investment-Grade Fund Admiral™ Shares - VFIDX

Long-Term Investment-Grade Fund Investor Shares - VWESX

Long-Term Investment-Grade Fund Admiral™ Shares - VWETX

Ultra-Short-Term Bond Fund Investor Shares - VUBFX

Ultra-Short-Term Bond Fund Admiral™ Shares - VUSFX

High-Yield Corporate Fund Investor Shares - VWEHX

High-Yield Corporate Fund Admiral™ Shares - VWEAX

Vanguard Short-Term Treasury Fund

Investor Shares (VFISX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	82.5%
Conventional Mortgage-Backed Securities	9.1%
Asset-Backed/Commercial Mortgage-Backed Securities	6.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	2.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,699
Number of Portfolio Holdings	137
Portfolio Turnover Rate	148%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR32

Vanguard Short-Term Treasury Fund

Admiral™ Shares (VFIRX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	82.5%
Conventional Mortgage-Backed Securities	9.1%
Asset-Backed/Commercial Mortgage-Backed Securities	6.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	2.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,699
Number of Portfolio Holdings	137
Portfolio Turnover Rate	148%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR532

Vanguard Short-Term Federal Fund

Investor Shares (VSGBX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Agency Bonds and Notes	38.7%
Conventional Mortgage-Backed Securities	26.3%
U.S. Government Securities	16.1%
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Nonconventional Mortgage-Backed Securities	3.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	8.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$4,613
Number of Portfolio Holdings	173
Portfolio Turnover Rate	188%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR49

Vanguard Short-Term Federal Fund

Admiral™ Shares (VSGDX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Agency Bonds and Notes	38.7%
Conventional Mortgage-Backed Securities	26.3%
U.S. Government Securities	16.1%
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Nonconventional Mortgage-Backed Securities	3.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	8.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$4,613
Number of Portfolio Holdings	173
Portfolio Turnover Rate	188%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR549

Vanguard Intermediate-Term Treasury Fund

Investor Shares (VFITX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	88.2%
Asset-Backed/Commercial Mortgage-Backed Securities	3.7%
Agency Bonds and Notes	3.0%
Nonconventional Mortgage-Backed Securities	2.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	3.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$6,445
Number of Portfolio Holdings	121
Portfolio Turnover Rate	82%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR35

Vanguard Intermediate-Term Treasury Fund

Admiral™ Shares (VFIUX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	88.2%
Asset-Backed/Commercial Mortgage-Backed Securities	3.7%
Agency Bonds and Notes	3.0%
Nonconventional Mortgage-Backed Securities	2.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	3.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$6,445
Number of Portfolio Holdings	121
Portfolio Turnover Rate	82%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR535

Vanguard Long-Term Treasury Fund

Investor Shares (VUSTX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	91.5%
Agency Bonds and Notes	5.7%
Conventional Mortgage-Backed Securities	1.2%
Nonconventional Mortgage-Backed Securities	0.4%
Derivatives	0.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	3.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$3,124
Number of Portfolio Holdings	109
Portfolio Turnover Rate	146%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR83

Vanguard Long-Term Treasury Fund

Admiral™ Shares (VUSUX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	91.5%
Agency Bonds and Notes	5.7%
Conventional Mortgage-Backed Securities	1.2%
Nonconventional Mortgage-Backed Securities	0.4%
Derivatives	0.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	3.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$3,124
Number of Portfolio Holdings	109
Portfolio Turnover Rate	146%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR583

Vanguard Short-Term Investment-Grade Fund

Investor Shares (VFSTX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR39

Vanguard Short-Term Investment-Grade Fund

Admiral™ Shares (VFSUX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR539

Vanguard Short-Term Investment-Grade Fund

Institutional Shares (VFSIX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR858

Vanguard Intermediate-Term Investment-Grade Fund

Investor Shares (VFICX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	6.1%
Consumer Discretionary	4.5%
Consumer Staples	5.1%
Energy	8.6%
Financials	30.3%
Health Care	9.1%
Industrials	5.5%
Materials	2.7%
Real Estate	4.7%
Technology	4.3%
Utilities	7.5%
Other	10.3%
Other Assets and Liabilities—NetFootnote Reference	1.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$34,287
Number of Portfolio Holdings	1,759
Portfolio Turnover Rate	31%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR71

Vanguard Intermediate-Term Investment-Grade Fund

Admiral™ Shares (VFIDX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	6.1%
Consumer Discretionary	4.5%
Consumer Staples	5.1%
Energy	8.6%
Financials	30.3%
Health Care	9.1%
Industrials	5.5%
Materials	2.7%
Real Estate	4.7%
Technology	4.3%
Utilities	7.5%
Other	10.3%
Other Assets and Liabilities—NetFootnote Reference	1.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$34,287
Number of Portfolio Holdings	1,759
Portfolio Turnover Rate	31%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR571

Vanguard Long-Term Investment-Grade Fund

Investor Shares (VWESX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	4.5%
Consumer Discretionary	4.3%
Consumer Staples	5.9%
Energy	6.4%
Financials	15.6%
Health Care	12.3%
Industrials	4.7%
Materials	1.2%
Real Estate	0.6%
Technology	8.6%
Utilities	14.4%
Other	16.4%
Other Assets and Liabilities—NetFootnote Reference	5.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$15,894
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	20%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR28

Vanguard Long-Term Investment-Grade Fund

Admiral™ Shares (VWETX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	4.5%
Consumer Discretionary	4.3%
Consumer Staples	5.9%
Energy	6.4%
Financials	15.6%
Health Care	12.3%
Industrials	4.7%
Materials	1.2%
Real Estate	0.6%
Technology	8.6%
Utilities	14.4%
Other	16.4%
Other Assets and Liabilities—NetFootnote Reference	5.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$15,894
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	20%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR568

Vanguard Ultra-Short-Term Bond Fund

Investor Shares (VUBFX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Corporate Bonds	63.2%
Asset-Backed/Commercial Mortgage-Backed Securities	25.5%
Sovereign Bonds	1.6%
Other Assets and Liabilities—NetFootnote Reference	9.7%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$12,817
Number of Portfolio Holdings	680
Portfolio Turnover Rate	35%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1492

Vanguard Ultra-Short-Term Bond Fund

Admiral™ Shares (VUSFX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Corporate Bonds	63.2%
Asset-Backed/Commercial Mortgage-Backed Securities	25.5%
Sovereign Bonds	1.6%
Other Assets and Liabilities—NetFootnote Reference	9.7%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$12,817
Number of Portfolio Holdings	680
Portfolio Turnover Rate	35%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR592

Vanguard High-Yield Corporate Fund

Investor Shares (VWEHX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	12.8%
Consumer Discretionary	15.6%
Consumer Staples	3.5%
Energy	11.5%
Financials	8.7%
Health Care	7.7%
Industrials	8.7%
Materials	9.2%
Real Estate	1.4%
Technology	6.2%
Utilities	1.9%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	4.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$24,507
Number of Portfolio Holdings	920
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR29

Vanguard High-Yield Corporate Fund

Admiral™ Shares (VWEAX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	12.8%
Consumer Discretionary	15.6%
Consumer Staples	3.5%
Energy	11.5%
Financials	8.7%
Health Care	7.7%
Industrials	8.7%
Materials	9.2%
Real Estate	1.4%
Technology	6.2%
Utilities	1.9%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	4.5%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$24,507
Number of Portfolio Holdings	920
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR529

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2024
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
Short-Term Treasury Fund	1
Short-Term Federal Fund	13
Intermediate-Term Treasury Fund	25
Long-Term Treasury Fund	38

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (91.6%)
U.S. Government Securities (82.5%)
	United States Treasury Note/Bond	0.250%	8/31/25	137,800	131,384
	United States Treasury Note/Bond	2.750%	8/31/25	15,000	14,688
	United States Treasury Note/Bond	5.000%	8/31/25	108,250	108,538
	United States Treasury Note/Bond	0.250%	9/30/25	174,800	166,142
	United States Treasury Note/Bond	0.375%	11/30/25	151,000	142,907
	United States Treasury Note/Bond	2.875%	11/30/25	41,000	40,097
	United States Treasury Note/Bond	4.875%	11/30/25	182,000	182,711
	United States Treasury Note/Bond	0.375%	12/31/25	30,700	28,968
	United States Treasury Note/Bond	0.375%	1/31/26	180,400	169,717
	United States Treasury Note/Bond	2.625%	1/31/26	50,000	48,656
	United States Treasury Note/Bond	0.500%	2/28/26	206,800	194,424
[1]	United States Treasury Note/Bond	4.625%	2/28/26	255,000	255,677
	United States Treasury Note/Bond	0.750%	3/31/26	95,000	89,463
	United States Treasury Note/Bond	0.750%	4/30/26	66,800	62,771
	United States Treasury Note/Bond	2.375%	4/30/26	108,100	104,485
	United States Treasury Note/Bond	4.875%	4/30/26	36,000	36,304
[2]	United States Treasury Note/Bond	0.750%	5/31/26	82,100	76,956
	United States Treasury Note/Bond	4.875%	5/31/26	205,900	207,830
	United States Treasury Note/Bond	1.875%	6/30/26	28,600	27,335
	United States Treasury Note/Bond	4.500%	7/15/26	25,000	25,098
	United States Treasury Note/Bond	1.875%	7/31/26	144,700	138,098
	United States Treasury Note/Bond	1.500%	8/15/26	130,000	123,033
	United States Treasury Note/Bond	4.375%	8/15/26	179,726	180,091
	United States Treasury Note/Bond	0.750%	8/31/26	72,700	67,668
	United States Treasury Note/Bond	1.375%	8/31/26	12,000	11,314
	United States Treasury Note/Bond	4.625%	9/15/26	25,100	25,292
	United States Treasury Note/Bond	1.125%	10/31/26	41,600	38,870
	United States Treasury Note/Bond	1.250%	11/30/26	80,000	74,825
	United States Treasury Note/Bond	1.250%	12/31/26	40,000	37,362
	United States Treasury Note/Bond	1.125%	2/28/27	36,650	33,976
	United States Treasury Note/Bond	1.875%	2/28/27	89,700	84,781
	United States Treasury Note/Bond	4.500%	5/15/27	21,000	21,217
	United States Treasury Note/Bond	0.500%	6/30/27	100,000	90,266
	United States Treasury Note/Bond	0.375%	7/31/27	13,800	12,375
	United States Treasury Note/Bond	2.750%	7/31/27	40,300	38,801
	United States Treasury Note/Bond	2.250%	8/15/27	20,000	18,963
	United States Treasury Note/Bond	0.500%	8/31/27	63,700	57,191
	United States Treasury Note/Bond	3.125%	8/31/27	30,000	29,194
	United States Treasury Note/Bond	0.375%	9/30/27	102,400	91,328
	United States Treasury Note/Bond	4.125%	9/30/27	49,500	49,624
	United States Treasury Note/Bond	0.500%	10/31/27	109,800	98,082
	United States Treasury Note/Bond	0.625%	11/30/27	80,000	71,575
	United States Treasury Note/Bond	3.875%	11/30/27	30,000	29,855
	United States Treasury Note/Bond	0.625%	12/31/27	113,000	100,852
	United States Treasury Note/Bond	0.750%	1/31/28	100,000	89,437
	United States Treasury Note/Bond	3.500%	1/31/28	38,000	37,359
	United States Treasury Note/Bond	1.125%	2/29/28	67,250	60,819
	United States Treasury Note/Bond	1.250%	3/31/28	111,100	100,736
	United States Treasury Note/Bond	3.625%	3/31/28	73,000	72,065
	United States Treasury Note/Bond	1.250%	4/30/28	71,000	64,255
	United States Treasury Note/Bond	2.875%	5/15/28	58,200	55,890
	United States Treasury Note/Bond	1.250%	5/31/28	29,900	27,008
	United States Treasury Note/Bond	1.250%	6/30/28	106,700	96,197
	United States Treasury Note/Bond	2.875%	8/15/28	18,200	17,449
	United States Treasury Note/Bond	1.250%	9/30/28	105,700	94,734
	United States Treasury Note/Bond	4.625%	9/30/28	21,000	21,518
	United States Treasury Note/Bond	2.375%	3/31/29	86,500	80,688
	United States Treasury Note/Bond	2.875%	4/30/29	10,000	9,534
	United States Treasury Note/Bond	4.625%	4/30/29	28,600	29,445
	United States Treasury Note/Bond	2.375%	5/15/29	10,000	9,316
1

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	5/31/29	15,000	14,213
	United States Treasury Note/Bond	3.250%	6/30/29	32,700	31,683
	United States Treasury Note/Bond	2.625%	7/31/29	61,500	57,848
	United States Treasury Note/Bond	3.875%	9/30/29	57,500	57,302
	United States Treasury Note/Bond	4.000%	10/31/29	10,000	10,025
	United States Treasury Note/Bond	3.875%	12/31/29	10,000	9,963
	United States Treasury Note/Bond	1.500%	2/15/30	19,000	16,690
					4,702,958
Conventional Mortgage-Backed Securities (9.1%)
[3,4]	Freddie Mac Gold Pool	2.500%	11/1/28	28,107	27,105
[3,4]	UMBS Pool	2.500%	1/1/28–1/1/29	87,390	84,404
[3,4]	UMBS Pool	2.000%	10/1/30–10/1/31	184,460	173,663
[3,4]	UMBS Pool	1.500%	11/1/30–1/1/32	250,447	231,813
					516,985
Total U.S. Government and Agency Obligations (Cost $5,182,350)					5,219,943
Asset-Backed/Commercial Mortgage-Backed Securities (6.9%)
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K057	2.570%	7/25/26	31,924	30,744
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K058	2.653%	8/25/26	11,600	11,164
[3,4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K059	3.120%	9/25/26	17,775	17,233
[3,4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K061	3.347%	11/25/26	10,932	10,617
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K064	3.224%	3/25/27	3,200	3,099
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K065	3.243%	4/25/27	65,213	63,100
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K066	3.117%	6/25/27	61,781	59,527
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K067	3.194%	7/25/27	52,347	50,514
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K068	3.244%	8/25/27	60,635	58,524
[3,4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K070	3.303%	11/25/27	17,200	16,603
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K071	3.286%	11/25/27	8,300	8,003
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K072	3.444%	12/25/27	15,100	14,622
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K512	5.000%	11/25/28	9,900	10,088
[3,4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K513	4.724%	12/25/28	9,100	9,185
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K514	4.572%	12/25/28	22,700	22,773
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K522	4.803%	5/25/29	4,400	4,462
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K736	2.282%	7/25/26	6,500	6,235
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $393,608)					396,493
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6]	Vanguard Market Liquidity Fund (Cost $39,910)	5.390%		399,147	39,911
Total Investments (99.2%) (Cost $5,615,868)					5,656,347
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.0%)
[3,4,7]	UMBS Pool (Proceeds ($57,062)	5.500%	8/15/54	(57,000)	(57,098)
Other Assets and Liabilities—Net (1.8%)					99,856
Net Assets (100%)					5,699,105
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,299,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,250,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
UMBS—Uniform Mortgage-Backed Securities.
2

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	2,124	436,200	535
10-Year U.S. Treasury Note	September 2024	117	13,082	108
				643

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(1,785)	(192,585)	(2,521)
Ultra Long U.S. Treasury Bond	September 2024	(122)	(15,612)	(4)
				(2,525)
				(1,882)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/26	9/3/24[1]	30,500	0.000[2]	(4.233)[3]	(49)	(49)
7/5/29	N/A	12,270	2.530[4]	(0.000)[5]	99	99
7/5/29	N/A	11,320	2.525[4]	(0.000)[5]	88	88
7/5/29	N/A	11,320	2.523[4]	(0.000)[5]	87	87
7/10/29	N/A	14,461	2.491[4]	(0.000)[5]	87	87
7/10/29	N/A	12,560	2.484[4]	(0.000)[5]	72	72
7/15/29	N/A	12,565	2.420[4]	(0.000)[5]	33	33
7/18/29	N/A	12,560	2.449[4]	(0.000)[5]	48	48
7/19/29	N/A	12,565	2.437[4]	(0.000)[5]	41	41
8/1/29	N/A	12,560	2.394[4]	(0.000)[5]	11	11
7/5/54	N/A	2,700	0.000[5]	(2.522)[4]	(57)	(57)
7/5/54	N/A	2,490	0.000[5]	(2.519)[4]	(52)	(52)
7/5/54	N/A	2,490	0.000[5]	(2.524)[4]	(54)	(54)
7/10/54	N/A	3,110	0.000[5]	(2.510)[4]	(58)	(58)
7/10/54	N/A	2,700	0.000[5]	(2.499)[4]	(44)	(44)
7/15/54	N/A	2,700	0.000[5]	(2.469)[4]	(26)	(26)
7/18/54	N/A	2,705	0.000[5]	(2.501)[4]	(44)	(44)
7/19/54	N/A	2,700	0.000[5]	(2.482)[4]	(33)	(33)
8/1/54	N/A	2,700	0.000[5]	(2.454)[4]	(16)	(16)
					133	133
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,575,958)	5,616,436
Affiliated Issuers (Cost $39,910)	39,911
Total Investments in Securities	5,656,347
Investment in Vanguard	166
Receivables for Investment Securities Sold	444,907
Receivables for Accrued Income	29,988
Receivables for Capital Shares Issued	2,129
Other Assets	130
Total Assets	6,133,667
Liabilities
Payables for Investment Securities Purchased	368,505
Payables for Capital Shares Redeemed	5,545
Payables for Distributions	2,708
Payables to Vanguard	266
Liability for Sale Commitments, at Value (Proceeds $57,062)	57,098
Variation Margin Payable—Futures Contracts	371
Variation Margin Payable—Centrally Cleared Swap Contracts	69
Total Liabilities	434,562
Net Assets	5,699,105
At July 31, 2024, net assets consisted of:

Paid-in Capital	6,304,961
Total Distributable Earnings (Loss)	(605,856)
Net Assets	5,699,105

Investor Shares—Net Assets
Applicable to 47,175,139 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	464,862
Net Asset Value Per Share—Investor Shares	$9.85

Admiral Shares—Net Assets
Applicable to 531,181,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,234,243
Net Asset Value Per Share—Admiral Shares	$9.85

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	140,562
Total Income	140,562
Expenses
The Vanguard Group—Note B
Investment Advisory Services	321
Management and Administrative—Investor Shares	414
Management and Administrative—Admiral Shares	2,199
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	136
Custodian Fees	14
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	3,143
Expenses Paid Indirectly	(6)
Net Expenses	3,137
Net Investment Income	137,425
Realized Net Gain (Loss)
Investment Securities Sold[1]	(37,795)
Futures Contracts	6,513
Swap Contracts	(72)
Realized Net Gain (Loss)	(31,354)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,951
Futures Contracts	(558)
Swap Contracts	133
Change in Unrealized Appreciation (Depreciation)	12,526
Net Increase (Decrease) in Net Assets Resulting from Operations	118,597
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,370,000, $21,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,425	268,947
Realized Net Gain (Loss)	(31,354)	(283,961)
Change in Unrealized Appreciation (Depreciation)	12,526	194,695
Net Increase (Decrease) in Net Assets Resulting from Operations	118,597	179,681
Distributions
Investor Shares	(10,918)	(21,888)
Admiral Shares	(126,484)	(246,934)
Total Distributions	(137,402)	(268,822)
Capital Share Transactions
Investor Shares	(42,515)	(53,952)
Admiral Shares	(346,135)	(495,323)
Net Increase (Decrease) from Capital Share Transactions	(388,650)	(549,275)
Total Increase (Decrease)	(407,455)	(638,416)
Net Assets
Beginning of Period	6,106,560	6,744,976
End of Period	5,699,105	6,106,560

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$10.00	$10.54	$10.77	$10.64	$10.48
Investment Operations
Net Investment Income[1]	.226	.397	.215	.036	.070	.245
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(.120)	(.540)	(.207)	.286	.160
Total from Investment Operations	.196	.277	(.325)	(.171)	.356	.405
Distributions
Dividends from Net Investment Income	(.226)	(.397)	(.215)	(.035)	(.070)	(.245)
Distributions from Realized Capital Gains	—	—	—	(.024)	(.156)	—
Total Distributions	(.226)	(.397)	(.215)	(.059)	(.226)	(.245)
Net Asset Value, End of Period	$9.85	$9.88	$10.00	$10.54	$10.77	$10.64
Total Return[2]	2.02%	2.87%	-3.08%	-1.60%	3.35%	3.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$465	$509	$570	$582	$701	$655
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.64%	4.04%	2.12%	0.34%	0.64%	2.30%
Portfolio Turnover Rate[4]	148%	314%	284%	213%	357%	340%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 0%, 23%, 27%, 4%, 57%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$10.00	$10.54	$10.77	$10.64	$10.48
Investment Operations
Net Investment Income[1]	.231	.407	.224	.047	.079	.254
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(.120)	(.539)	(.207)	.288	.162
Total from Investment Operations	.201	.287	(.315)	(.160)	.367	.416
Distributions
Dividends from Net Investment Income	(.231)	(.407)	(.225)	(.046)	(.081)	(.256)
Distributions from Realized Capital Gains	—	—	—	(.024)	(.156)	—
Total Distributions	(.231)	(.407)	(.225)	(.070)	(.237)	(.256)
Net Asset Value, End of Period	$9.85	$9.88	$10.00	$10.54	$10.77	$10.64
Total Return[2]	2.07%	2.97%	-2.99%	-1.50%	3.46%	4.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,234	$5,598	$6,175	$6,851	$7,818	$8,243
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.74%	4.14%	2.20%	0.44%	0.73%	2.40%
Portfolio Turnover Rate[4]	148%	314%	284%	213%	357%	340%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 0%, 23%, 27%, 4%, 57%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2024, counterparties had deposited in segregated accounts securities with a value of $198,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 9% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The
9

Short-Term Treasury Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
10

Short-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $166,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,219,943	—	5,219,943
Asset-Backed/Commercial Mortgage-Backed Securities	—	396,493	—	396,493
Temporary Cash Investments	39,911	—	—	39,911
Total	39,911	5,616,436	—	5,656,347
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	57,098	—	57,098
Derivative Financial Instruments
Assets
Futures Contracts[1]	643	—	—	643
Swap Contracts	566[1]	—	—	566
Total	1,209	—	—	1,209
Liabilities
Futures Contracts[1]	2,525	—	—	2,525
Swap Contracts	433[1]	—	—	433
Total	2,958	—	—	2,958
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,621,600
Gross Unrealized Appreciation	45,179
Gross Unrealized Depreciation	(12,217)
Net Unrealized Appreciation (Depreciation)	32,962
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $611,642,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2024, the fund purchased $8,054,964,000 of investment securities and sold $8,580,463,000 of investment securities, other than temporary cash investments.
11

Short-Term Treasury Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	48,579	4,969	205,936	20,918
Issued in Lieu of Cash Distributions	10,026	1,026	19,534	1,986
Redeemed	(101,120)	(10,339)	(279,422)	(28,372)
Net Increase (Decrease)—Investor Shares	(42,515)	(4,344)	(53,952)	(5,468)
Admiral Shares
Issued	448,159	45,835	1,828,371	185,498
Issued in Lieu of Cash Distributions	108,776	11,135	206,964	21,046
Redeemed	(903,070)	(92,403)	(2,530,658)	(257,345)
Net Increase (Decrease)—Admiral Shares	(346,135)	(35,433)	(495,323)	(50,801)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
12

Short-Term Federal Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (84.1%)
U.S. Government Securities (16.1%)
	United States Treasury Note/Bond	4.250%	5/31/25	75,000	74,613
[1]	United States Treasury Note/Bond	3.125%	8/15/25	30,000	29,527
[2]	United States Treasury Note/Bond	5.000%	8/31/25	205,000	205,545
	United States Treasury Note/Bond	5.000%	9/30/25	50,000	50,180
	United States Treasury Note/Bond	4.875%	11/30/25	59,000	59,230
	United States Treasury Note/Bond	4.375%	7/31/26	215,000	215,470
	United States Treasury Note/Bond	3.875%	11/30/27	43,000	42,792
	United States Treasury Note/Bond	2.875%	5/15/28	38,000	36,492
	United States Treasury Note/Bond	3.875%	9/30/29	27,000	26,907
					740,756
Agency Bonds and Notes (38.7%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	8,000	7,537
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,365
	Federal Home Loan Banks	0.830%	2/10/27	136,475	125,322
	Federal Home Loan Banks	0.850%	2/17/27	100,000	91,825
	Federal Home Loan Banks	1.020%	2/24/27	10,570	9,744
	Federal Home Loan Banks	0.900%	2/26/27	105,695	97,113
	Federal Home Loan Banks	0.920%	2/26/27	25,900	23,809
	Federal Home Loan Banks	1.115%	2/26/27	49,145	45,408
	Federal Home Loan Banks	4.800%	3/6/28	100,000	100,031
[3]	Federal Home Loan Mortgage Corp.	0.680%	8/6/25	73,100	70,089
[3]	Federal Home Loan Mortgage Corp.	4.160%	8/28/25	52,950	52,536
[3]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	165,635
[3]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	184,378
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	131,115
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	170,871
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	19,983	15,077
	Private Export Funding Corp.	4.300%	12/15/28	45,000	45,283
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	389,637	309,720
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	171,307	134,965
					1,785,823
Conventional Mortgage-Backed Securities (26.3%)
[3,4]	Freddie Mac Gold Pool	2.000%	3/1/28–6/1/30	40,319	38,722
[3,4]	Freddie Mac Gold Pool	2.500%	11/1/28	22,592	21,787
[3,4]	UMBS Pool	2.000%	10/1/27–4/1/36	524,457	483,859
[3,4]	UMBS Pool	2.500%	1/1/28–4/1/37	222,834	209,857
[3,4]	UMBS Pool	1.500%	11/1/30–10/1/36	325,849	296,783
[3,4]	UMBS Pool	3.000%	1/1/33–4/1/37	51,460	49,118
[3,4]	UMBS Pool	3.500%	1/1/33–9/1/34	38,968	37,810
[3,4,5]	UMBS Pool	4.000%	9/15/39–8/15/54	38,375	36,419
[3,4,5]	UMBS Pool	5.000%	9/15/39–8/15/54	37,375	36,733
					1,211,088
Nonconventional Mortgage-Backed Securities (3.0%)
[3,4]	Fannie Mae REMICS	5.500%	9/25/33	5,165	5,304
[3,4]	Fannie Mae REMICS	3.000%	6/25/48	23,148	21,226
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	2,438	2,388
[3,4]	Fannie Mae REMICS	2.500%	11/25/49	19,605	18,102
[3,4]	Freddie Mac REMICS	3.000%	9/15/32–11/25/48	68,957	63,607
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	18,294	16,002
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	16,057	14,139
					140,768
Total U.S. Government and Agency Obligations (Cost $3,984,217)					3,878,435
Asset-Backed/Commercial Mortgage-Backed Securities (9.8%)
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K057	2.570%	7/25/26	67,100	64,620
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K058	2.653%	8/25/26	9,400	9,046
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K059	3.120%	9/25/26	14,400	13,961
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K061	3.347%	11/25/26	8,765	8,513
13

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K064	3.224%	3/25/27	7,370	7,137
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K065	3.243%	4/25/27	56,038	54,222
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K066	3.117%	6/25/27	64,739	62,376
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K067	3.194%	7/25/27	29,013	27,997
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K068	3.244%	8/25/27	48,800	47,101
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K070	3.303%	11/25/27	42,021	40,563
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K071	3.286%	11/25/27	6,700	6,460
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K072	3.444%	12/25/27	11,900	11,523
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K077	3.850%	5/25/28	1,800	1,763
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K086	3.859%	11/25/28	4,400	4,307
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K088	3.690%	1/25/29	3,900	3,791
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K512	5.000%	11/25/28	9,800	9,986
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K513	4.724%	12/25/28	38,300	38,657
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K514	4.572%	12/25/28	9,825	9,857
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K522	4.803%	5/25/29	23,700	24,033
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K736	2.282%	7/25/26	5,250	5,036
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $447,416)					450,949
				Shares
Temporary Cash Investments (8.6%)
Money Market Fund (8.6%)
[7]	Vanguard Market Liquidity Fund (Cost $396,880)	5.390%		3,969,220	396,883
Total Investments (102.5%) (Cost $4,828,513)					4,726,267
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.0%)
[3,4,5]	UMBS Pool	4.500%	8/15/54	(48,250)	(46,273)
[3,4,5]	UMBS Pool	5.500%	8/15/54	(46,000)	(46,079)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $92,213)					(92,352)
Other Assets and Liabilities—Net (-0.5%)					(21,058)
Net Assets (100%)					4,612,857
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,827,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,797,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	1,936	397,591	585
14

Short-Term Federal Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(106)	(11,436)	(49)
10-Year U.S. Treasury Note	September 2024	(2,290)	(256,051)	(3,995)
Long U.S. Treasury Bond	September 2024	(167)	(20,170)	(623)
Ultra 10-Year U.S. Treasury Note	September 2024	(49)	(5,663)	(53)
Ultra Long U.S. Treasury Bond	September 2024	(99)	(12,669)	(3)
				(4,723)
				(4,138)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/29	N/A	9,770	2.530[1]	(0.000)[2]	79	79
7/5/29	N/A	9,010	2.525[1]	(0.000)[2]	70	70
7/5/29	N/A	9,010	2.523[1]	(0.000)[2]	69	69
7/10/29	N/A	11,485	2.491[1]	(0.000)[2]	70	70
7/10/29	N/A	10,010	2.484[1]	(0.000)[2]	57	57
7/15/29	N/A	10,005	2.420[1]	(0.000)[2]	26	26
7/18/29	N/A	10,005	2.449[1]	(0.000)[2]	39	39
7/19/29	N/A	10,005	2.437[1]	(0.000)[2]	33	33
8/1/29	N/A	10,000	2.394[1]	(0.000)[2]	8	8
7/5/54	N/A	2,150	0.000[2]	(2.522)[1]	(46)	(46)
7/5/54	N/A	1,990	0.000[2]	(2.519)[1]	(41)	(41)
7/5/54	N/A	1,980	0.000[2]	(2.524)[1]	(43)	(43)
7/10/54	N/A	2,470	0.000[2]	(2.510)[1]	(46)	(46)
7/10/54	N/A	2,150	0.000[2]	(2.499)[1]	(35)	(35)
7/15/54	N/A	2,150	0.000[2]	(2.469)[1]	(21)	(21)
7/18/54	N/A	2,155	0.000[2]	(2.501)[1]	(35)	(35)
7/19/54	N/A	2,150	0.000[2]	(2.482)[1]	(26)	(26)
8/1/54	N/A	2,150	0.000[2]	(2.454)[1]	(13)	(13)
					145	145
1 Interest payment received/paid at maturity.
2 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Short-Term Federal Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,431,633)	4,329,384
Affiliated Issuers (Cost $396,880)	396,883
Total Investments in Securities	4,726,267
Investment in Vanguard	133
Cash	88
Receivables for Investment Securities Sold	362,794
Receivables for Accrued Income	18,514
Receivables for Capital Shares Issued	3,669
Other Assets	111
Total Assets	5,111,576
Liabilities
Payables for Investment Securities Purchased	396,796
Payables for Capital Shares Redeemed	6,916
Payables for Distributions	1,492
Payables to Vanguard	219
Liability for Sale Commitments, at Value (Proceeds $92,213)	92,352
Variation Margin Payable—Futures Contracts	901
Variation Margin Payable—Centrally Cleared Swap Contracts	43
Total Liabilities	498,719
Net Assets	4,612,857
At July 31, 2024, net assets consisted of:

Paid-in Capital	5,172,526
Total Distributable Earnings (Loss)	(559,669)
Net Assets	4,612,857

Investor Shares—Net Assets
Applicable to 38,776,477 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	393,717
Net Asset Value Per Share—Investor Shares	$10.15

Admiral Shares—Net Assets
Applicable to 415,535,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,219,140
Net Asset Value Per Share—Admiral Shares	$10.15

See accompanying Notes, which are an integral part of the Financial Statements.
16

Short-Term Federal Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	87,763
Total Income	87,763
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—Investor Shares	352
Management and Administrative—Admiral Shares	1,721
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—Admiral Shares	109
Custodian Fees	13
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,527
Net Investment Income	85,236
Realized Net Gain (Loss)
Investment Securities Sold[1]	(16,217)
Futures Contracts	(1,674)
Realized Net Gain (Loss)	(17,891)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	26,877
Futures Contracts	8,316
Swap Contracts	145
Change in Unrealized Appreciation (Depreciation)	35,338
Net Increase (Decrease) in Net Assets Resulting from Operations	102,683
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,221,000, $16,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Short-Term Federal Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,236	179,328
Realized Net Gain (Loss)	(17,891)	(220,003)
Change in Unrealized Appreciation (Depreciation)	35,338	191,726
Net Increase (Decrease) in Net Assets Resulting from Operations	102,683	151,051
Distributions
Investor Shares	(7,155)	(14,996)
Admiral Shares	(78,008)	(163,428)
Total Distributions	(85,163)	(178,424)
Capital Share Transactions
Investor Shares	(29,521)	(55,173)
Admiral Shares	(237,280)	(587,541)
Net Increase (Decrease) from Capital Share Transactions	(266,801)	(642,714)
Total Increase (Decrease)	(249,281)	(670,087)
Net Assets
Beginning of Period	4,862,138	5,532,225
End of Period	4,612,857	4,862,138

See accompanying Notes, which are an integral part of the Financial Statements.
18

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.11	$10.15	$10.70	$11.02	$10.79	$10.57
Investment Operations
Net Investment Income[1]	.178	.340	.182	.054	.125	.246
Net Realized and Unrealized Gain (Loss) on Investments	.040	(.041)	(.545)	(.215)	.274	.221
Total from Investment Operations	.218	.299	(.363)	(.161)	.399	.467
Distributions
Dividends from Net Investment Income	(.178)	(.339)	(.187)	(.053)	(.127)	(.247)
Distributions from Realized Capital Gains	—	—	—	(.106)	(.042)	—
Total Distributions	(.178)	(.339)	(.187)	(.159)	(.169)	(.247)
Net Asset Value, End of Period	$10.15	$10.11	$10.15	$10.70	$11.02	$10.79
Total Return[2]	2.19%	3.03%	-3.39%	-1.48%	3.71%	4.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$394	$422	$479	$612	$767	$623
Ratio of Total Expenses to Average Net Assets
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.57%	3.40%	1.76%	0.50%	1.14%	2.30%
Portfolio Turnover Rate[4]	188%	342%	442%	424%	663%	499%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 9%, 79%, 86%, 87%, 180%, and 32%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.11	$10.15	$10.70	$11.02	$10.79	$10.57
Investment Operations
Net Investment Income[1]	.183	.350	.189	.065	.130	.257
Net Realized and Unrealized Gain (Loss) on Investments	.040	(.041)	(.542)	(.215)	.280	.220
Total from Investment Operations	.223	.309	(.353)	(.150)	.410	.477
Distributions
Dividends from Net Investment Income	(.183)	(.349)	(.197)	(.064)	(.138)	(.257)
Distributions from Realized Capital Gains	—	—	—	(.106)	(.042)	—
Total Distributions	(.183)	(.349)	(.197)	(.170)	(.180)	(.257)
Net Asset Value, End of Period	$10.15	$10.11	$10.15	$10.70	$11.02	$10.79
Total Return[2]	2.24%	3.14%	-3.29%	-1.38%	3.81%	4.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,219	$4,440	$5,053	$7,258	$7,280	$4,371
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.50%	1.84%	0.59%	1.19%	2.40%
Portfolio Turnover Rate[4]	188%	342%	442%	424%	663%	499%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 9%, 79%, 86%, 87%, 180%, and 32%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2024, counterparties had deposited in segregated accounts securities with a value of $24,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 13% and 13% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The
21

Short-Term Federal Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
22

Short-Term Federal Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $133,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,878,435	—	3,878,435
Asset-Backed/Commercial Mortgage-Backed Securities	—	450,949	—	450,949
Temporary Cash Investments	396,883	—	—	396,883
Total	396,883	4,329,384	—	4,726,267
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	92,352	—	92,352
Derivative Financial Instruments
Assets
Futures Contracts[1]	585	—	—	585
Swap Contracts	451[1]	—	—	451
Total	1,036	—	—	1,036
Liabilities
Futures Contracts[1]	4,723	—	—	4,723
Swap Contracts	306[1]	—	—	306
Total	5,029	—	—	5,029
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,828,513
Gross Unrealized Appreciation	22,761
Gross Unrealized Depreciation	(129,139)
Net Unrealized Appreciation (Depreciation)	(106,378)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $449,838,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2024, the fund purchased $8,514,295,000 of investment securities and sold $9,148,655,000 of investment securities, other than temporary cash investments.
23

Short-Term Federal Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	30,557	3,049	77,246	7,717
Issued in Lieu of Cash Distributions	6,552	653	13,524	1,352
Redeemed	(66,630)	(6,649)	(145,943)	(14,584)
Net Increase (Decrease)—Investor Shares	(29,521)	(2,947)	(55,173)	(5,515)
Admiral Shares
Issued	380,300	37,900	1,266,249	126,614
Issued in Lieu of Cash Distributions	68,865	6,861	139,568	13,955
Redeemed	(686,445)	(68,442)	(1,993,358)	(199,332)
Net Increase (Decrease)—Admiral Shares	(237,280)	(23,681)	(587,541)	(58,763)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
24

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (93.8%)
U.S. Government Securities (88.2%)
	United States Treasury Note/Bond	2.250%	8/15/27	104,500	99,079
	United States Treasury Note/Bond	0.500%	8/31/27	83,600	75,057
	United States Treasury Note/Bond	0.375%	9/30/27	140,000	124,863
	United States Treasury Note/Bond	4.125%	9/30/27	71,600	71,779
	United States Treasury Note/Bond	0.500%	10/31/27	152,700	136,404
	United States Treasury Note/Bond	2.250%	11/15/27	60,000	56,700
	United States Treasury Note/Bond	0.625%	11/30/27	29,500	26,393
	United States Treasury Note/Bond	0.625%	12/31/27	162,900	145,388
	United States Treasury Note/Bond	3.875%	12/31/27	105,000	104,524
	United States Treasury Note/Bond	1.125%	2/29/28	39,000	35,271
	United States Treasury Note/Bond	1.250%	3/31/28	145,400	131,837
	United States Treasury Note/Bond	3.625%	3/31/28	57,500	56,763
	United States Treasury Note/Bond	1.250%	4/30/28	35,700	32,309
[1]	United States Treasury Note/Bond	2.875%	5/15/28	63,900	61,364
	United States Treasury Note/Bond	1.250%	6/30/28	158,900	143,258
	United States Treasury Note/Bond	1.000%	7/31/28	80,000	71,250
	United States Treasury Note/Bond	1.250%	9/30/28	133,200	119,381
	United States Treasury Note/Bond	1.375%	10/31/28	25,000	22,488
	United States Treasury Note/Bond	3.125%	11/15/28	100	97
	United States Treasury Note/Bond	5.250%	11/15/28	19,000	19,950
	United States Treasury Note/Bond	3.750%	12/31/28	3,000	2,976
	United States Treasury Note/Bond	1.750%	1/31/29	19,600	17,833
	United States Treasury Note/Bond	1.875%	2/28/29	5,891	5,383
	United States Treasury Note/Bond	2.375%	3/31/29	97,550	90,996
	United States Treasury Note/Bond	2.875%	4/30/29	26,800	25,552
	United States Treasury Note/Bond	4.625%	4/30/29	28,000	28,827
	United States Treasury Note/Bond	2.375%	5/15/29	4,700	4,378
	United States Treasury Note/Bond	2.750%	5/31/29	106,900	101,288
	United States Treasury Note/Bond	3.250%	6/30/29	11,900	11,530
	United States Treasury Note/Bond	2.625%	7/31/29	63,800	60,012
	United States Treasury Note/Bond	3.125%	8/31/29	106,500	102,506
	United States Treasury Note/Bond	3.875%	9/30/29	103,600	103,244
	United States Treasury Note/Bond	4.000%	10/31/29	79,300	79,498
	United States Treasury Note/Bond	3.875%	11/30/29	106,300	105,935
	United States Treasury Note/Bond	3.875%	12/31/29	83,000	82,689
	United States Treasury Note/Bond	3.500%	1/31/30	120,000	117,300
	United States Treasury Note/Bond	1.500%	2/15/30	161,200	141,604
	United States Treasury Note/Bond	4.000%	2/28/30	111,800	112,062
	United States Treasury Note/Bond	3.625%	3/31/30	119,500	117,483
	United States Treasury Note/Bond	3.500%	4/30/30	114,200	111,523
	United States Treasury Note/Bond	0.625%	5/15/30	186,900	154,952
	United States Treasury Note/Bond	3.750%	5/31/30	117,000	115,720
	United States Treasury Note/Bond	3.750%	6/30/30	101,700	100,588
	United States Treasury Note/Bond	4.000%	7/31/30	124,800	125,073
[2,3]	United States Treasury Note/Bond	0.625%	8/15/30	207,300	170,504
	United States Treasury Note/Bond	4.125%	8/31/30	107,000	107,936
	United States Treasury Note/Bond	4.625%	9/30/30	108,000	111,864
	United States Treasury Note/Bond	4.375%	11/30/30	71,000	72,620
	United States Treasury Note/Bond	3.750%	12/31/30	20,300	20,059
	United States Treasury Note/Bond	4.000%	1/31/31	60,800	60,914
	United States Treasury Note/Bond	4.250%	2/28/31	5,000	5,083
	United States Treasury Note/Bond	4.125%	3/31/31	118,300	119,409
	United States Treasury Note/Bond	1.625%	5/15/31	113,800	98,046
	United States Treasury Note/Bond	4.625%	5/31/31	30,200	31,380
	United States Treasury Note/Bond	1.250%	8/15/31	137,600	114,746
	United States Treasury Note/Bond	1.375%	11/15/31	107,500	89,863
	United States Treasury Note/Bond	1.875%	2/15/32	108,900	93,960
	United States Treasury Note/Bond	2.875%	5/15/32	102,000	94,350
	United States Treasury Note/Bond	2.750%	8/15/32	89,600	81,872
	United States Treasury Note/Bond	4.125%	11/15/32	95,300	96,045
25

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.500%	2/15/33	134,900	129,736
	United States Treasury Note/Bond	3.375%	5/15/33	164,000	156,005
	United States Treasury Note/Bond	3.875%	8/15/33	135,300	133,524
	United States Treasury Note/Bond	4.500%	11/15/33	204,400	211,426
	United States Treasury Note/Bond	4.000%	2/15/34	232,550	231,605
					5,684,054
Agency Bonds and Notes (3.0%)
[4]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,599
	Federal Home Loan Banks	2.250%	3/4/36	33,640	26,405
[4]	Federal Home Loan Mortgage Corp.	1.500%	7/27/32	18,340	14,726
[4]	Freddie Mac Principal Strips	0.000%	3/15/31	26,475	19,975
	Private Export Funding Corp.	4.600%	2/15/34	38,000	38,156
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	14,800	11,764
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	77,210
					192,835
Nonconventional Mortgage-Backed Securities (2.6%)
[4,5]	Fannie Mae REMICS	2.500%	11/25/47	30,503	27,373
[4,5]	Fannie Mae REMICS	3.500%	2/25/48	12,253	11,007
[4,5]	Fannie Mae REMICS	4.000%	5/25/49	20,680	19,942
[4,5]	Fannie Mae REMICS	2.000%	2/25/52	7,529	6,660
[4,5]	Freddie Mac REMICS	3.000%	7/25/48–10/25/49	56,771	51,850
[4,5]	Freddie Mac REMICS	2.500%	9/25/48–1/25/49	40,830	35,932
[4,5]	Freddie Mac REMICS	2.250%	8/25/49	20,354	17,923
					170,687
Total U.S. Government and Agency Obligations (Cost $6,015,482)					6,047,576
Asset-Backed/Commercial Mortgage-Backed Securities (3.7%)
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K049	3.530%	8/25/32	5,704	5,352
[4,5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K080	3.926%	7/25/28	8,000	7,853
[4,5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K081	3.900%	8/25/28	5,000	4,905
[4,5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K086	3.859%	11/25/28	8,374	8,196
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K088	3.690%	1/25/29	8,100	7,873
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K126	2.074%	1/25/31	7,000	6,106
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K512	5.000%	11/25/28	5,300	5,401
[4,5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K513	4.724%	12/25/28	37,600	37,950
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K514	4.572%	12/25/28	46,000	46,149
[4,5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K520	5.180%	3/25/29	43,000	44,246
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K522	4.803%	5/25/29	60,576	61,427
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $232,817)					235,458
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[7]	Vanguard Market Liquidity Fund (Cost $85,290)	5.390%		852,997	85,291
Total Investments (98.8%) (Cost $6,333,589)					6,368,325
26

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.0%)
[4,5,8]	UMBS Pool (Proceeds ($64,070)	5.500%	8/15/54	(64,000)	(64,110)
Other Assets and Liabilities—Net (2.2%)					140,417
Net Assets (100%)					6,444,632
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $269,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $2,521,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $5,523,000 have been segregated as initial margin for open futures contracts.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	116	23,823	26
10-Year U.S. Treasury Note	September 2024	2,747	307,149	3,385
Ultra 10-Year U.S. Treasury Note	September 2024	393	45,422	552
				3,963

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(658)	(70,992)	(422)
Long U.S. Treasury Bond	September 2024	(238)	(28,746)	(891)
Ultra Long U.S. Treasury Bond	September 2024	(140)	(17,916)	(33)
				(1,346)
				2,617

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/26	9/3/24[1]	33,250	0.000[2]	(4.233)[3]	(53)	(53)
7/5/29	N/A	13,180	2.530[4]	(0.000)[5]	106	106
7/5/29	N/A	12,160	2.525[4]	(0.000)[5]	95	95
7/5/29	N/A	12,160	2.523[4]	(0.000)[5]	94	94
7/10/29	N/A	15,530	2.491[4]	(0.000)[5]	94	94
7/10/29	N/A	13,480	2.484[4]	(0.000)[5]	77	77
7/15/29	N/A	13,485	2.420[4]	(0.000)[5]	35	35
7/18/29	N/A	13,485	2.449[4]	(0.000)[5]	52	52
7/19/29	N/A	13,485	2.437[4]	(0.000)[5]	44	44
8/1/29	N/A	13,490	2.394[4]	(0.000)[5]	11	11
7/5/54	N/A	2,900	0.000[5]	(2.522)[4]	(62)	(62)
7/5/54	N/A	2,680	0.000[5]	(2.519)[4]	(55)	(55)
7/5/54	N/A	2,680	0.000[5]	(2.524)[4]	(58)	(58)
7/10/54	N/A	3,340	0.000[5]	(2.510)[4]	(62)	(62)
27

Intermediate-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/10/54	N/A	2,900	0.000[5]	(2.499)[4]	(47)	(47)
7/15/54	N/A	2,900	0.000[5]	(2.469)[4]	(28)	(28)
7/18/54	N/A	2,900	0.000[5]	(2.501)[4]	(48)	(48)
7/19/54	N/A	2,900	0.000[5]	(2.482)[4]	(36)	(36)
8/1/54	N/A	2,900	0.000[5]	(2.454)[4]	(17)	(17)
					142	142
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,248,299)	6,283,034
Affiliated Issuers (Cost $85,290)	85,291
Total Investments in Securities	6,368,325
Investment in Vanguard	177
Cash	519
Receivables for Investment Securities Sold	627,047
Receivables for Accrued Income	46,207
Receivables for Capital Shares Issued	7,868
Variation Margin Receivable—Futures Contracts	405
Other Assets	67
Total Assets	7,050,615
Liabilities
Payables for Investment Securities Purchased	531,981
Payables for Capital Shares Redeemed	6,797
Payables for Distributions	2,720
Payables to Vanguard	301
Liability for Sale Commitments, at Value (Proceeds $64,070)	64,110
Variation Margin Payable—Centrally Cleared Swap Contracts	74
Total Liabilities	605,983
Net Assets	6,444,632
At July 31, 2024, net assets consisted of:

Paid-in Capital	7,266,628
Total Distributable Earnings (Loss)	(821,996)
Net Assets	6,444,632

Investor Shares—Net Assets
Applicable to 67,621,908 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	673,419
Net Asset Value Per Share—Investor Shares	$9.96

Admiral Shares—Net Assets
Applicable to 579,520,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,771,213
Net Asset Value Per Share—Admiral Shares	$9.96

See accompanying Notes, which are an integral part of the Financial Statements.
29

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	130,214
Total Income	130,214
Expenses
The Vanguard Group—Note B
Investment Advisory Services	332
Management and Administrative—Investor Shares	514
Management and Administrative—Admiral Shares	2,201
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	139
Custodian Fees	14
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	3,278
Expenses Paid Indirectly	(5)
Net Expenses	3,273
Net Investment Income	126,941
Realized Net Gain (Loss)
Investment Securities Sold[1]	(46,578)
Futures Contracts	(7,684)
Swap Contracts	1,012
Realized Net Gain (Loss)	(53,250)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	51,770
Futures Contracts	372
Swap Contracts	142
Change in Unrealized Appreciation (Depreciation)	52,284
Net Increase (Decrease) in Net Assets Resulting from Operations	125,975
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,538,000, $18,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,941	207,016
Realized Net Gain (Loss)	(53,250)	(269,941)
Change in Unrealized Appreciation (Depreciation)	52,284	174,039
Net Increase (Decrease) in Net Assets Resulting from Operations	125,975	111,114
Distributions
Investor Shares	(12,076)	(20,615)
Admiral Shares	(115,185)	(186,197)
Total Distributions	(127,261)	(206,812)
Capital Share Transactions
Investor Shares	88,397	(9,774)
Admiral Shares	446,293	555,434
Net Increase (Decrease) from Capital Share Transactions	534,690	545,660
Total Increase (Decrease)	533,404	449,962
Net Assets
Beginning of Period	5,911,228	5,461,266
End of Period	6,444,632	5,911,228

See accompanying Notes, which are an integral part of the Financial Statements.
31

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$10.16	$11.12	$11.65	$11.57	$10.96
Investment Operations
Net Investment Income[1]	.202	.354	.208	.107	.129	.255
Net Realized and Unrealized Gain (Loss) on Investments	(.019)	(.181)	(.959)	(.511)	.507	.611
Total from Investment Operations	.183	.173	(.751)	(.404)	.636	.866
Distributions
Dividends from Net Investment Income	(.203)	(.353)	(.209)	(.107)	(.127)	(.256)
Distributions from Realized Capital Gains	—	—	—	(.019)	(.429)	—
Total Distributions	(.203)	(.353)	(.209)	(.126)	(.556)	(.256)
Net Asset Value, End of Period	$9.96	$9.98	$10.16	$11.12	$11.65	$11.57
Total Return[2]	1.89%	1.80%	-6.75%	-3.49%	5.50%	7.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$673	$585	$605	$757	$953	$917
Ratio of Total Expenses to Average Net Assets
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.17%	3.58%	2.00%	0.93%	1.07%	2.27%
Portfolio Turnover Rate[4]	82%	217%	175%	181%	309%	214%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 0%, 21%, 12%, 3%, 37%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$10.16	$11.12	$11.65	$11.57	$10.96
Investment Operations
Net Investment Income[1]	.207	.364	.219	.118	.139	.267
Net Realized and Unrealized Gain (Loss) on Investments	(.019)	(.181)	(.959)	(.511)	.509	.610
Total from Investment Operations	.188	.183	(.740)	(.393)	.648	.877
Distributions
Dividends from Net Investment Income	(.208)	(.363)	(.220)	(.118)	(.139)	(.267)
Distributions from Realized Capital Gains	—	—	—	(.019)	(.429)	—
Total Distributions	(.208)	(.363)	(.220)	(.137)	(.568)	(.267)
Net Asset Value, End of Period	$9.96	$9.98	$10.16	$11.12	$11.65	$11.57
Total Return[2]	1.94%	1.90%	-6.66%	-3.39%	5.60%	8.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,771	$5,326	$4,856	$5,353	$6,237	$5,452
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.26%	3.68%	2.12%	1.03%	1.16%	2.37%
Portfolio Turnover Rate[4]	82%	217%	175%	181%	309%	214%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 0%, 21%, 12%, 3%, 37%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2024, counterparties had deposited in segregated accounts securities with a value of $211,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 9% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The
34

Intermediate-Term Treasury Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
35

Intermediate-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $177,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,047,576	—	6,047,576
Asset-Backed/Commercial Mortgage-Backed Securities	—	235,458	—	235,458
Temporary Cash Investments	85,291	—	—	85,291
Total	85,291	6,283,034	—	6,368,325
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	64,110	—	64,110
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,963	—	—	3,963
Swap Contracts	608[1]	—	—	608
Total	4,571	—	—	4,571
Liabilities
Futures Contracts[1]	1,346	—	—	1,346
Swap Contracts	466[1]	—	—	466
Total	1,812	—	—	1,812
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,357,394
Gross Unrealized Appreciation	86,291
Gross Unrealized Depreciation	(72,641)
Net Unrealized Appreciation (Depreciation)	13,650
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $786,785,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2024, the fund purchased $5,031,609,000 of investment securities and sold $4,698,590,000 of investment securities, other than temporary cash investments.
36

Intermediate-Term Treasury Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	156,815	15,955	143,763	14,627
Issued in Lieu of Cash Distributions	10,719	1,098	18,417	1,864
Redeemed	(79,137)	(8,102)	(171,954)	(17,401)
Net Increase (Decrease)—Investor Shares	88,397	8,951	(9,774)	(910)
Admiral Shares
Issued	913,621	93,537	1,865,453	189,135
Issued in Lieu of Cash Distributions	100,071	10,250	162,618	16,470
Redeemed	(567,399)	(58,087)	(1,472,637)	(149,633)
Net Increase (Decrease)—Admiral Shares	446,293	45,700	555,434	55,972
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
37

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (91.5%)
	United States Treasury Note/Bond	1.125%	5/15/40	10,000	6,381
	United States Treasury Note/Bond	4.375%	5/15/40	30,000	30,502
	United States Treasury Note/Bond	1.125%	8/15/40	20,000	12,653
	United States Treasury Note/Bond	3.875%	8/15/40	791	757
	United States Treasury Note/Bond	1.375%	11/15/40	51,900	33,978
	United States Treasury Note/Bond	4.250%	11/15/40	32,000	31,975
	United States Treasury Note/Bond	1.875%	2/15/41	86,800	61,493
	United States Treasury Note/Bond	4.750%	2/15/41	26,400	27,959
	United States Treasury Note/Bond	2.250%	5/15/41	103,700	77,613
	United States Treasury Note/Bond	4.375%	5/15/41	6,363	6,438
	United States Treasury Note/Bond	1.750%	8/15/41	125,990	86,225
	United States Treasury Note/Bond	3.750%	8/15/41	40,570	37,800
	United States Treasury Note/Bond	2.000%	11/15/41	78,200	55,546
	United States Treasury Note/Bond	3.125%	11/15/41	21,900	18,636
	United States Treasury Note/Bond	2.375%	2/15/42	69,200	52,095
	United States Treasury Note/Bond	3.125%	2/15/42	33,600	28,471
	United States Treasury Note/Bond	3.000%	5/15/42	10,800	8,944
	United States Treasury Note/Bond	3.250%	5/15/42	76,780	65,839
	United States Treasury Note/Bond	2.750%	8/15/42	17,000	13,494
	United States Treasury Note/Bond	3.375%	8/15/42	97,500	85,008
	United States Treasury Note/Bond	2.750%	11/15/42	24,600	19,442
	United States Treasury Note/Bond	4.000%	11/15/42	78,200	74,327
	United States Treasury Note/Bond	3.125%	2/15/43	39,111	32,651
	United States Treasury Note/Bond	3.875%	2/15/43	47,500	44,271
	United States Treasury Note/Bond	2.875%	5/15/43	55,446	44,374
	United States Treasury Note/Bond	3.875%	5/15/43	32,600	30,328
	United States Treasury Note/Bond	3.625%	8/15/43	8,000	7,159
	United States Treasury Note/Bond	4.375%	8/15/43	8,500	8,459
	United States Treasury Note/Bond	3.750%	11/15/43	6,557	5,967
	United States Treasury Note/Bond	4.750%	11/15/43	2,500	2,611
	United States Treasury Note/Bond	3.375%	5/15/44	12,900	11,066
	United States Treasury Note/Bond	3.125%	8/15/44	54,449	44,861
	United States Treasury Note/Bond	3.000%	11/15/44	64,651	52,084
	United States Treasury Note/Bond	2.500%	2/15/45	64,500	47,539
	United States Treasury Note/Bond	3.000%	5/15/45	40,205	32,277
	United States Treasury Note/Bond	2.875%	8/15/45	57,963	45,456
	United States Treasury Note/Bond	3.000%	11/15/45	42,100	33,660
	United States Treasury Note/Bond	2.500%	2/15/46	46,295	33,723
	United States Treasury Note/Bond	2.500%	5/15/46	6,810	4,944
	United States Treasury Note/Bond	2.250%	8/15/46	45,600	31,436
	United States Treasury Note/Bond	2.875%	11/15/46	24,969	19,355
	United States Treasury Note/Bond	3.000%	2/15/47	60,998	48,246
	United States Treasury Note/Bond	3.000%	5/15/47	8,636	6,820
	United States Treasury Note/Bond	2.750%	8/15/47	38,230	28,756
	United States Treasury Note/Bond	2.750%	11/15/47	26,290	19,742
	United States Treasury Note/Bond	3.000%	2/15/48	68,900	54,097
	United States Treasury Note/Bond	3.125%	5/15/48	53,000	42,516
	United States Treasury Note/Bond	3.000%	8/15/48	42,333	33,145
	United States Treasury Note/Bond	3.375%	11/15/48	16,061	13,451
[1]	United States Treasury Note/Bond	2.875%	5/15/49	54,761	41,747
	United States Treasury Note/Bond	2.250%	8/15/49	34,800	23,240
	United States Treasury Note/Bond	2.375%	11/15/49	20,600	14,127
	United States Treasury Note/Bond	2.000%	2/15/50	85,500	53,665
	United States Treasury Note/Bond	1.250%	5/15/50	62,500	32,070
	United States Treasury Note/Bond	1.375%	8/15/50	116,797	61,793
	United States Treasury Note/Bond	1.625%	11/15/50	118,012	66,787
	United States Treasury Note/Bond	1.875%	2/15/51	131,300	79,272
	United States Treasury Note/Bond	2.375%	5/15/51	127,800	86,884
	United States Treasury Note/Bond	2.000%	8/15/51	97,200	60,279
	United States Treasury Note/Bond	1.875%	11/15/51	87,200	52,320
38

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	113,000	74,421
	United States Treasury Note/Bond	2.875%	5/15/52	109,000	82,516
	United States Treasury Note/Bond	3.000%	8/15/52	94,500	73,429
	United States Treasury Note/Bond	4.000%	11/15/52	49,800	46,835
	United States Treasury Note/Bond	3.625%	2/15/53	77,700	68,242
[2]	United States Treasury Note/Bond	3.625%	5/15/53	87,800	77,154
	United States Treasury Note/Bond	4.125%	8/15/53	57,800	55,578
	United States Treasury Note/Bond	4.750%	11/15/53	94,000	100,330
	United States Treasury Note/Bond	4.250%	2/15/54	94,500	92,935
					2,858,194
Agency Bonds and Notes (5.7%)
[3]	Fannie Mae Principal Strip	0.000%	8/6/38	36,000	18,814
	Federal Farm Credit Banks Funding Corp.	3.820%	6/15/37	25,000	23,156
	Federal Farm Credit Banks Funding Corp.	4.000%	9/8/37	25,000	23,548
[3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,443
[3]	Federal National Mortgage Assn.	0.000%	11/15/30	49,591	38,011
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	68,687	51,823
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	19,800	15,739
					178,534
Conventional Mortgage-Backed Securities (1.2%)
[3,4]	UMBS Pool	4.000%	8/15/54	18,375	17,218
[3,4,5]	UMBS Pool	5.000%	8/15/54	18,375	17,924
					35,142
Nonconventional Mortgage-Backed Securities (0.4%)
[4]	Ginnie Mae REMICS	5.000%	11/20/52	13,745	12,913
Total U.S. Government and Agency Obligations (Cost $3,469,891)					3,084,783
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[6]	Vanguard Market Liquidity Fund (Cost $34,394)	5.390%		343,985	34,395
Total Investments (99.9%) (Cost $3,504,285)					3,119,178
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.1%)
[3,4,5]	UMBS Pool	4.500%	8/15/54	(36,750)	(35,394)
[3,4,5]	UMBS Pool	5.500%	8/15/54	(31,000)	(31,053)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $66,323)					(66,447)
Other Assets and Liabilities—Net (2.2%)					71,105
Net Assets (100%)					3,123,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,280,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,148,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
39

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	79	16,224	20
5-Year U.S. Treasury Note	September 2024	465	50,169	38
Long U.S. Treasury Bond	September 2024	1,002	121,023	3,739
				3,797

Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(759)	(84,866)	(767)
Ultra 10-Year U.S. Treasury Note	September 2024	(17)	(1,965)	(19)
Ultra Long U.S. Treasury Bond	September 2024	(109)	(13,949)	(44)
				(830)
				2,967

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/26	9/3/24[1]	16,600	0.000[2]	(4.233)[3]	(27)	(27)
7/5/29	N/A	6,360	2.530[4]	(0.000)[5]	51	51
7/5/29	N/A	5,870	2.525[4]	(0.000)[5]	46	46
7/5/29	N/A	5,870	2.523[4]	(0.000)[5]	45	45
7/10/29	N/A	7,486	2.491[4]	(0.000)[5]	45	45
7/10/29	N/A	6,520	2.484[4]	(0.000)[5]	38	38
7/15/29	N/A	6,515	2.420[4]	(0.000)[5]	17	17
7/18/29	N/A	6,515	2.449[4]	(0.000)[5]	25	25
7/19/29	N/A	6,520	2.437[4]	(0.000)[5]	21	21
8/1/29	N/A	6,520	2.394[4]	(0.000)[5]	6	6
7/5/54	N/A	1,400	0.000[5]	(2.522)[4]	(30)	(30)
7/5/54	N/A	1,290	0.000[5]	(2.519)[4]	(27)	(27)
7/5/54	N/A	1,290	0.000[5]	(2.524)[4]	(28)	(28)
7/10/54	N/A	1,610	0.000[5]	(2.510)[4]	(30)	(30)
7/10/54	N/A	1,400	0.000[5]	(2.499)[4]	(23)	(23)
7/15/54	N/A	1,400	0.000[5]	(2.469)[4]	(13)	(13)
7/18/54	N/A	1,405	0.000[5]	(2.501)[4]	(23)	(23)
7/19/54	N/A	1,400	0.000[5]	(2.482)[4]	(17)	(17)
8/1/54	N/A	1,400	0.000[5]	(2.454)[4]	(8)	(8)
					68	68
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,469,891)	3,084,783
Affiliated Issuers (Cost $34,394)	34,395
Total Investments in Securities	3,119,178
Investment in Vanguard	87
Cash	407
Receivables for Investment Securities Sold	228,215
Receivables for Accrued Income	35,855
Receivables for Capital Shares Issued	3,207
Variation Margin Receivable—Futures Contracts	311
Other Assets	39
Total Assets	3,387,299
Liabilities
Payables for Investment Securities Purchased	191,357
Payables for Capital Shares Redeemed	4,189
Payables for Distributions	1,273
Payables to Vanguard	161
Liability for Sale Commitments, at Value (Proceeds $66,323)	66,447
Variation Margin Payable—Centrally Cleared Swap Contracts	36
Total Liabilities	263,463
Net Assets	3,123,836
At July 31, 2024, net assets consisted of:

Paid-in Capital	4,351,597
Total Distributable Earnings (Loss)	(1,227,761)
Net Assets	3,123,836

Investor Shares—Net Assets
Applicable to 75,987,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	641,253
Net Asset Value Per Share—Investor Shares	$8.44

Admiral Shares—Net Assets
Applicable to 294,183,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,482,583
Net Asset Value Per Share—Admiral Shares	$8.44

See accompanying Notes, which are an integral part of the Financial Statements.
41

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	60,408
Total Income	60,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative—Investor Shares	541
Management and Administrative—Admiral Shares	952
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	60
Custodian Fees	9
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,802
Expenses Paid Indirectly	(4)
Net Expenses	1,798
Net Investment Income	58,610
Realized Net Gain (Loss)
Investment Securities Sold[1]	(179,839)
Futures Contracts	290
Swap Contracts	(37)
Realized Net Gain (Loss)	(179,586)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	144,155
Futures Contracts	2,506
Swap Contracts	68
Change in Unrealized Appreciation (Depreciation)	146,729
Net Increase (Decrease) in Net Assets Resulting from Operations	25,753
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $663,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,610	103,878
Realized Net Gain (Loss)	(179,586)	(248,447)
Change in Unrealized Appreciation (Depreciation)	146,729	(20,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,753	(165,029)
Distributions
Investor Shares	(12,102)	(19,243)
Admiral Shares	(46,514)	(84,529)
Total Distributions	(58,616)	(103,772)
Capital Share Transactions
Investor Shares	12,051	106,984
Admiral Shares	84,357	184,479
Net Increase (Decrease) from Capital Share Transactions	96,408	291,463
Total Increase (Decrease)	63,545	22,662
Net Assets
Beginning of Period	3,060,291	3,037,629
End of Period	3,123,836	3,060,291

See accompanying Notes, which are an integral part of the Financial Statements.
43

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.54	$9.36	$12.29	$13.55	$14.05	$11.86
Investment Operations
Net Investment Income[1]	.158	.294	.261	.239	.273	.331
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	(.821)	(2.931)	(.923)	.677	2.226
Total from Investment Operations	.058	(.527)	(2.670)	(.684)	.950	2.557
Distributions
Dividends from Net Investment Income	(.158)	(.293)	(.260)	(.239)	(.273)	(.331)
Distributions from Realized Capital Gains	—	—	—	(.337)	(1.177)	(.036)
Total Distributions	(.158)	(.293)	(.260)	(.576)	(1.450)	(.367)
Net Asset Value, End of Period	$8.44	$8.54	$9.36	$12.29	$13.55	$14.05
Total Return[2]	0.75%	-5.59%	-21.78%	-4.92%	6.41%	21.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$641	$637	$574	$750	$931	$971
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.87%	3.42%	2.62%	1.90%	1.79%	2.55%
Portfolio Turnover Rate[4]	146%	136%	107%	106%	172%	96%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 23%, 17%, 2%, 26%, and 4%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.54	$9.36	$12.29	$13.55	$14.05	$11.86
Investment Operations
Net Investment Income[1]	.162	.302	.271	.252	.288	.344
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	(.820)	(2.931)	(.923)	.677	2.226
Total from Investment Operations	.062	(.518)	(2.660)	(.671)	.965	2.570
Distributions
Dividends from Net Investment Income	(.162)	(.302)	(.270)	(.252)	(.288)	(.344)
Distributions from Realized Capital Gains	—	—	—	(.337)	(1.177)	(.036)
Total Distributions	(.162)	(.302)	(.270)	(.589)	(1.465)	(.380)
Net Asset Value, End of Period	$8.44	$8.54	$9.36	$12.29	$13.55	$14.05
Total Return[2]	0.80%	-5.50%	-21.70%	-4.82%	6.51%	21.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,483	$2,423	$2,464	$2,954	$3,292	$3,071
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.97%	3.51%	2.73%	2.00%	1.89%	2.65%
Portfolio Turnover Rate[4]	146%	136%	107%	106%	172%	96%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 23%, 17%, 2%, 26%, and 4%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 7% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing
46

Long-Term Treasury Fund
changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
47

Long-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $87,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,084,783	—	3,084,783
Temporary Cash Investments	34,395	—	—	34,395
Total	34,395	3,084,783	—	3,119,178
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	66,447	—	66,447
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,797	—	—	3,797
Swap Contracts	294[1]	—	—	294
Total	4,091	—	—	4,091
Liabilities
Futures Contracts[1]	830	—	—	830
Swap Contracts	226[1]	—	—	226
Total	1,056	—	—	1,056
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,562,523
Gross Unrealized Appreciation	26,693
Gross Unrealized Depreciation	(467,128)
Net Unrealized Appreciation (Depreciation)	(440,435)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $614,152,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2024, the fund purchased $4,368,054,000 of investment securities and sold $4,332,494,000 of investment securities, other than temporary cash investments.
48

Long-Term Treasury Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	90,639	10,956	261,970	31,238
Issued in Lieu of Cash Distributions	11,122	1,355	17,795	2,079
Redeemed	(89,710)	(10,916)	(172,781)	(20,045)
Net Increase (Decrease)—Investor Shares	12,051	1,395	106,984	13,272
Admiral Shares
Issued	359,884	43,837	906,892	106,012
Issued in Lieu of Cash Distributions	39,645	4,831	73,195	8,544
Redeemed	(315,172)	(38,059)	(795,608)	(94,140)
Net Increase (Decrease)—Admiral Shares	84,357	10,609	184,479	20,416
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q322 092024
49

Financial Statements
For the six-months ended July 31, 2024
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
Short-Term Investment-Grade Fund	1
Intermediate-Term Investment-Grade Fund	47
Long-Term Investment-Grade Fund	89

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (8.5%)
	United States Treasury Note/Bond	2.875%	7/31/25	25,000	24,555
	United States Treasury Note/Bond	2.750%	8/31/25	50,000	48,961
	United States Treasury Note/Bond	5.000%	8/31/25	50,000	50,133
	United States Treasury Note/Bond	0.250%	10/31/25	59,401	56,282
[1]	United States Treasury Note/Bond	0.375%	11/30/25	76,018	71,944
	United States Treasury Note/Bond	4.000%	12/15/25	85,000	84,402
	United States Treasury Note/Bond	0.375%	1/31/26	346,269	325,763
	United States Treasury Note/Bond	0.500%	2/28/26	751,425	706,457
	United States Treasury Note/Bond	4.625%	2/28/26	280,000	280,744
[2]	United States Treasury Note/Bond	0.750%	3/31/26	203,000	191,169
	United States Treasury Note/Bond	3.750%	4/15/26	185,434	183,522
	United States Treasury Note/Bond	0.750%	4/30/26	222,490	209,071
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	153,825
	United States Treasury Note/Bond	4.500%	7/15/26	180,000	180,703
	United States Treasury Note/Bond	4.375%	8/15/26	63,798	63,928
	United States Treasury Note/Bond	4.125%	2/15/27	117,800	117,726
	United States Treasury Note/Bond	1.875%	2/28/27	170,443	161,095
	United States Treasury Note/Bond	0.500%	4/30/27	100,000	90,734
[3]	United States Treasury Note/Bond	2.750%	4/30/27	175,000	168,875
	United States Treasury Note/Bond	4.500%	5/15/27	143,000	144,475
[2]	United States Treasury Note/Bond	2.625%	5/31/27	275,000	264,301
	United States Treasury Note/Bond	0.375%	7/31/27	50,000	44,836
[4]	United States Treasury Note/Bond	2.750%	7/31/27	170,130	163,803
	United States Treasury Note/Bond	0.375%	9/30/27	100,000	89,187
	United States Treasury Note/Bond	3.875%	11/30/27	14,616	14,545
	United States Treasury Note/Bond	3.875%	12/31/27	205	204
	United States Treasury Note/Bond	0.750%	1/31/28	50,286	44,975
	United States Treasury Note/Bond	1.250%	4/30/28	80,000	72,400
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	67,222
	United States Treasury Note/Bond	1.250%	6/30/28	135,819	122,450
[2]	United States Treasury Note/Bond	1.000%	7/31/28	78,784	70,167
[3]	United States Treasury Note/Bond	1.250%	9/30/28	90,942	81,507
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	93,281
	United States Treasury Note/Bond	2.750%	5/31/29	200,000	189,500
Total U.S. Government and Agency Obligations (Cost $4,657,535)					4,632,742
Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
[5,6]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	6,240	6,357
[6]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	5,060	5,108
[5,6]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	5,013	5,094
[6]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	3,640	3,683
[5,6]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	3,260	3,312
[5,6]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	3,460	3,616
[5,6]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	3,590	3,625
[5,6]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,900	1,911
[5,6]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,890	1,903
[5,6]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	1,036	1,043
[5,6]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,042	2,986
[5,6]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,778
[6]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	10,250	10,533
[6]	AmeriCredit Automobile Receivables Trust Series 2024-1 Class B	5.380%	6/18/29	23,430	23,716
[5,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	3,870	3,708
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	7,030	7,147
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,580	2,640
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	12,710	13,182
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	24,490	24,860
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	11,340	11,419
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	5,960	6,049
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	6,510	6,572

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,480	1,480
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2024-1A	6.480%	6/20/30	4,490	4,619
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	3,070	3,072
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2023-1A	6.230%	4/20/29	5,100	5,144
[6,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.336%	9/15/48	1,600	1,420
[6,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.813%	9/20/46	2,589	2,076
[6]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	9,113	8,225
[6]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,736
[6]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	790
[6]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	5,137
[6]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	3,295	3,152
[6]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,976
[5,6]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,496
[6]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,582
[6,7]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	7,500	7,960
[6]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	21,650	22,309
[5,6]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	4,070	4,097
[5,6]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	4,560	4,600
[5,6]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	5,500	5,584
[6]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	5,499	5,390
[6,7]	BBCMS Mortgage Trust Class A3 Series 2023-5C23	6.675%	12/15/56	1,030	1,094
[6]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	22,880	23,790
[6,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	10,720	11,125
[6,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.356%	5/25/47	3,535	3,129
[6,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.457%	10/25/36	3,796	3,314
[6,7]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	9,420	9,833
[6]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/29	12,800	13,276
[6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	35,590	37,364
[6]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,519
[6,7]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	13,623	12,926
[6,7]	BMO Mortgage Trust Class A3 Series 2023-5C2	7.055%	11/15/56	6,969	7,514
[6]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	17,260	17,739
[6,7]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	26,910	28,591
[5,6,7]	BPR Trust Class A Series 2023-BRK2	6.899%	10/5/38	4,500	4,717
[5,6]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	3,640	3,302
[6]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,883
[6]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	5,014
[6]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	6,400	6,379
[6]	Carmax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	2,450	2,468
[6]	Carmax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	1,740	1,752
[6]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,220
[6]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	15,982	15,374
[6]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,400
[6]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,022
[6,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	7,020	6,628
[6,7]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,632
[6,7]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	2,092	1,961
[6,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,362
[6,7]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	2,830	2,552
[6]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,904
[5,6]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	6,550	6,632
[5,6]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	1,850	1,875
[5,6]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	4,310	4,369
[5,6]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	7,100	7,158
[5,6]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	1,730	1,757
[5,6]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	2,900	2,935
[5,6]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	7,680	7,750
[5,6]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	2,580	2,614
[5,6]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	5,190	5,244
[5,6]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/31	2,510	2,533
[6]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	20,200	20,396
[6,7]	CHL Mortgage Pass-Through Trust Class 1A1 Series 2006-HYB1	4.864%	3/20/36	2,403	2,154
[6,7]	CHL Mortgage Pass-Through Trust Class 3A1 Series 2007-HYB2	4.405%	2/25/47	2,870	2,401
[6]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,523
[6]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	6,149
[6]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,576
[6,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,128
[6]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	7,235	6,616
[6]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,475
[6,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	4,000	3,459

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.256%	9/15/50	2,160	1,867
[6,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.212%	7/25/37	177	154
[5,6]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	3,630	3,649
[5,6]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	39,940	40,575
[6]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,189
[5,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,106	1,042
[6]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,931
[6,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.348%	8/15/48	4,400	3,652
[5,6]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	6,215	5,986
[6]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,339
[5,6]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,803
[5,6]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	1,120	1,122
[5,6]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	8,798	8,184
[6]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	12,410	12,456
[6]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	14,530	14,582
[5,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.262%	10/25/56	4,866	4,825
[5,6]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,178	2,104
[5,6]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	4,300	4,334
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.347%	5/25/44	6,113	6,121
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.047%	7/25/43	2,208	2,223
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.847%	10/25/43	3,656	3,675
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.397%	1/25/44	27,077	27,106
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.447%	2/25/44	3,627	3,628
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	6.336%	7/25/44	15,030	15,034
[5,6,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.298%	9/25/43	8,179	8,241
[6,7]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	3.995%	11/25/36	1,529	963
[6,7]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	5.116%	1/25/37	3,012	1,607
[6]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	3,900	3,969
[6]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	21,650	21,978
[6,7]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	864
[6]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	7,390	7,506
[6]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	4,100	4,122
[6]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	10,240	10,466
[5,6]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	31,853	32,003
[5,6]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	9,120	9,324
[5,6]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	48,060	48,610
[6]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,865
[5,6]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,822
[6]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	11,230	11,575
[5,6]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	13,312	13,438
[6]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	8,890	9,023
[6]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	16,100	16,299
[5,6]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,352
[5,6]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,026
[6]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	12,460	12,966
[5,6]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	26,860	27,494
[5,6]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	6,060	6,060
[5,6]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	45,810	46,518
[5,6]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	15,950	16,164
[5,6]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	10,940	11,199
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	7.197%	11/25/43	4,217	4,273
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	6.697%	2/25/44	15,680	15,731
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	6.597%	5/25/44	23,910	23,943
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	6.597%	3/25/44	13,518	13,548
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.197%	11/25/43	2,797	2,832
[5,6,7,8]	Freddie Mac STACR REMICS Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.447%	3/25/42	2,216	2,238
[6]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	4,600	4,652
[6]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	12,510	12,616
[6]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,355	5,427
[6]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	6,220	6,227
[6]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	858
[6]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	2,320	2,343
[6]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	3,550	3,597
[6]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	7,560	7,696
[6]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,578
[5,6]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	9,005	9,147
[5,6]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,980	10,403
[5,6]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	18,480	18,768
[5,6]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,729
[5,6]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	3,940	4,121

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	5,260	5,331
[5,6]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,121
[6,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.261%	11/19/35	397	335
[5,6]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	8,011
[5,6]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	38,250	38,972
[5,6]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	7,180	7,249
[5,6]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	3,005	3,054
[5,6]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	15,260	14,188
[5,6]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2024-2	5.020%	5/15/31	10,000	10,059
[6]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,370
[6,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,702
[6,7]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,695
[6]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,769	3,376
[6,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.510%	9/10/47	17,556	14,403
[6,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	3,980	3,087
[5,6]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	10,560	10,615
[5,6]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	6,660	6,698
[5,6]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	6,630	6,132
[6]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,532
[5,6]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,260	3,293
[5,6]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	6,030	6,051
[5,6]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	7,480	7,564
[5,6]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	7,510	7,592
[5,6]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	5,310	5,377
[5,6]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	7,607	7,666
[5,6]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	13,360	13,435
[5,6]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	5,300	5,362
[6]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	13,890	14,392
[6]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	7,640	7,726
[6]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	6,220	6,250
[6]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	6,310	6,391
[6]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	11,885	11,976
[5,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	641	596
[6]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,402
[6]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,723
[6]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,721
[6]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,829
[6]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,386
[5,6]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,748
[5,6]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	3,080	3,127
[5,6]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	1,810	1,838
[5,6]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	1,520	1,547
[5,6]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	10,780	10,876
[5,6]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	8,200	8,328
[6,7]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.091%	4/25/34	23	22
[6,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.322%	7/25/33	132	123
[6,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.191%	2/25/33	154	145
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,337
[6,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.983%	7/15/46	3,372	2,775
[6]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	3,727	3,633
[5,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	6,902
[6,7]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	5,695	5,499
[6,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.938%	6/25/36	1,481	1,425
[5,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	13,262	12,069
[5,6]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,391	2,355
[5,6,7]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	7.037%	3/15/72	1,152	1,160
[5,6]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,850	4,891
[6]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,594
[5,6]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	5,109
[5,6]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,288
[5,6]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	4,200	4,256
[5,6]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,616	3,448
[5,6]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,005	2,963
[5,6]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	8,110	7,562
[5,6]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	7,540	7,008
[5,6]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	11,206	10,244
[5,6]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	31,660	29,076
[5,6,9]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	10,660	9,691
[5,6]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,519
[5,6]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,829

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	RFMSI Trust Class 2A1 Series 2006-SA2	5.681%	8/25/36	5,122	3,588
[6,7]	RFMSI Trust Class 2A1 Series 2006-SA3	5.724%	9/25/36	2,072	1,194
[5,6]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	983	990
[5,6]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	1,190	1,199
[5,6]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	2,640	2,662
[5,6]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,560	2,586
[5,6]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,830	2,856
[5,6]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,788	2,818
[5,6]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,450	3,489
[6]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	8,380	8,552
[6]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	5,830	5,853
[6]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	21,950	22,348
[6]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	22,620	22,877
[6]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	1,998
[6]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	6,660	6,915
[6]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	4,405	4,438
[6]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	8,520	8,693
[6]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	24,240	24,574
[6]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	9,250	9,509
[6]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	25,660	26,099
[5,6]	SBNA Auto Lease Trust Class A4 Series 2023-A	6.520%	4/20/28	5,010	5,136
[5,6]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	6,090	6,184
[5,6]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	11,920	12,027
[5,6]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	5,550	5,609
[5,6]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	5,430	5,511
[5,6]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	1,190	1,214
[5,6]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	3,540	3,556
[5,6]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	4,180	4,259
[5,6]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	3,850	3,913
[5,6]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	4,900	4,992
[5,6]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	5,410	5,483
[5,6]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	5,550	5,631
[5,6]	SMB Private Education Loan Trust Class A1A Series 2024-A	5.240%	3/15/56	15,532	15,747
[5,6]	SMB Private Education Loan Trust Class A1A Series 2024-C	5.500%	6/17/52	6,920	7,059
[5,6]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	305	304
[5,6]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	3,226	3,145
[5,6]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	5,406	5,275
[5,6]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	6,719	6,557
[5,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	1,127	1,096
[5,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,077	1,055
[5,6]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	45,220	46,287
[6]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	28,280	28,842
[6]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	35,880	36,156
[5,6]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,210	3,254
[5,6]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	4,810	4,880
[5,6]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	4,790	4,878
[5,6]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	25,470	25,883
[5,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	18,823
[5,6]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	18,300	18,722
[6]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,885
[6]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	10,870
[6]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,807
[5,6]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	17,860	18,102
[5,6]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	32,179	33,026
[6]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,265
[5,6]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	745
[5,6]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	3,137	3,165
[5,6]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	3,340	3,434
[5,6]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	46,940	47,388
[5,6]	Verizon Master Trust Class A Series 2024-5	5.000%	6/21/32	41,430	42,265
[5,6]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	9,440	9,518
[5,6]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	20,629	21,009
[5,6]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	11,700	11,772
[5,6]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	5,852	5,946
[6,7]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.724%	9/25/33	260	242
[6,7]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	6.282%	1/25/33	41	40
[6,7]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	6.764%	8/25/33	181	179
[6]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,645
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,454
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,386

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,388
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	5,420	5,256
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,295
[6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	16,580	16,222
[6]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	4,641	4,330
[6]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,696
[6,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.540%	9/15/58	4,885	4,550
[6,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	3,184
[6,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.362%	10/25/36	1,650	1,457
[5,6]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	5,172	4,892
[5,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	31,165	27,425
[6]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	6,355	6,149
[6]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	9,685
[6,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,338
[6]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,625
[6]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	7,034
[6]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	9,190	9,258
[6]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,412
[6]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	4,730	4,782
[6]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	12,520	12,697
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,605,495)					2,585,960
Corporate Bonds (83.2%)
Communications (5.4%)
[5]	AMC Networks Inc.	10.250%	1/15/29	1,220	1,205
[10]	AT&T Inc.	3.550%	11/18/25	7,000	7,588
	AT&T Inc.	3.875%	1/15/26	10,870	10,708
	AT&T Inc.	1.700%	3/25/26	215,590	204,662
	AT&T Inc.	2.950%	7/15/26	21,815	21,060
	AT&T Inc.	2.300%	6/1/27	59,437	55,736
	AT&T Inc.	1.650%	2/1/28	53,362	48,197
	AT&T Inc.	4.100%	2/15/28	28,492	27,954
[10]	AT&T Inc.	1.600%	5/19/28	22,700	23,256
	AT&T Inc.	4.350%	3/1/29	31,743	31,313
[10]	Booking Holdings Inc.	3.500%	3/1/29	7,500	8,249
	British Telecommunications plc	5.125%	12/4/28	22,032	22,314
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	3,542	3,313
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	2,040	1,826
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	390	332
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	115,277	117,338
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	65,100	61,543
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	72,779	63,573
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	26,617	26,085
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	15,564	15,900
[11]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	30,110	35,190
	Comcast Corp.	2.350%	1/15/27	51,431	48,768
	Comcast Corp.	5.350%	11/15/27	17,950	18,384
	Comcast Corp.	3.150%	2/15/28	21,995	20,979
	Comcast Corp.	3.550%	5/1/28	29,295	28,245
	Comcast Corp.	5.100%	6/1/29	33,240	34,049
[5]	CSC Holdings LLC	11.750%	1/31/29	990	894
[5]	CSC Holdings LLC	4.125%	12/1/30	1,930	1,336
[5]	CSC Holdings LLC	4.500%	11/15/31	2,095	1,440
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,171	1,128
	Discovery Communications LLC	4.900%	3/11/26	37,080	36,679
	Discovery Communications LLC	3.950%	3/20/28	21,836	20,538
[5]	DISH Network Corp.	11.750%	11/15/27	4,553	4,553
	Expedia Group Inc.	4.625%	8/1/27	75,510	75,106
	Fox Corp.	4.709%	1/25/29	45,127	45,068
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,378	3,251
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,081
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	812
	Meta Platforms Inc.	3.500%	8/15/27	164,110	159,775
	Meta Platforms Inc.	4.600%	5/15/28	28,869	29,120
	Netflix Inc.	4.375%	11/15/26	52,595	52,256
	Netflix Inc.	4.875%	4/15/28	79,258	79,958
	Netflix Inc.	5.875%	11/15/28	173,549	182,148
[10]	Netflix Inc.	3.875%	11/15/29	9,900	11,048
[5]	Nexstar Media Inc.	5.625%	7/15/27	2,340	2,271
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	82,683

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	21,048
	Paramount Global	2.900%	1/15/27	10,815	10,159
	Paramount Global	3.375%	2/15/28	2,890	2,658
	Paramount Global	3.700%	6/1/28	6,596	6,091
	Paramount Global	4.200%	6/1/29	9,750	8,973
	Paramount Global	6.375%	3/30/62	1,920	1,767
	Rogers Communications Inc.	3.200%	3/15/27	38,720	37,167
	Rogers Communications Inc.	5.000%	2/15/29	78,330	78,595
[5]	Scripps Escrow Inc.	5.875%	7/15/27	480	333
	Sprint Capital Corp.	6.875%	11/15/28	124,740	134,259
	Sprint LLC	7.625%	3/1/26	29,590	30,429
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	28,225
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	24,195
	TCI Communications Inc.	7.125%	2/15/28	920	993
[10]	TDC Net A/S	5.056%	5/31/28	1,000	1,116
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	67,866
	T-Mobile USA Inc.	1.500%	2/15/26	53,049	50,325
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	38,468
	T-Mobile USA Inc.	2.625%	4/15/26	4,815	4,631
	T-Mobile USA Inc.	3.750%	4/15/27	126,754	123,571
	T-Mobile USA Inc.	2.050%	2/15/28	7,260	6,621
	T-Mobile USA Inc.	4.950%	3/15/28	58,608	59,020
	T-Mobile USA Inc.	4.800%	7/15/28	24,100	24,154
	T-Mobile USA Inc.	4.850%	1/15/29	72,180	72,481
	T-Mobile USA Inc.	3.375%	4/15/29	19,176	18,046
[10]	T-Mobile USA Inc.	3.550%	5/8/29	6,000	6,596
[5]	Univision Communications Inc.	8.000%	8/15/28	3,660	3,680
[5]	Univision Communications Inc.	8.500%	7/31/31	1,970	1,951
	Verizon Communications Inc.	2.625%	8/15/26	44,140	42,450
	Verizon Communications Inc.	3.000%	3/22/27	49,871	47,902
	Verizon Communications Inc.	2.100%	3/22/28	111,679	102,407
	Verizon Communications Inc.	4.329%	9/21/28	54,362	53,880
[5]	Virgin Media Finance plc	5.000%	7/15/30	1,005	847
	Warnermedia Holdings Inc.	3.755%	3/15/27	110,580	105,329
	Warnermedia Holdings Inc.	4.054%	3/15/29	27,174	25,175
					2,970,320
Consumer Discretionary (6.3%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,749	1,645
	American Honda Finance Corp.	5.800%	10/3/25	27,834	28,114
	American Honda Finance Corp.	4.950%	1/9/26	33,695	33,765
	American Honda Finance Corp.	4.900%	7/9/27	47,145	47,520
[10]	American Honda Finance Corp.	3.750%	10/25/27	25,400	28,002
	Asbury Automotive Group Inc.	4.500%	3/1/28	479	458
	AutoZone Inc.	3.750%	6/1/27	15,500	15,092
	AutoZone Inc.	4.500%	2/1/28	42,025	41,694
	AutoZone Inc.	6.250%	11/1/28	20,420	21,598
	AutoZone Inc.	3.750%	4/18/29	24,959	23,899
	AutoZone Inc.	5.100%	7/15/29	32,225	32,602
[10]	Ayvens SA	4.375%	11/23/26	6,900	7,616
[10]	Ayvens SA	3.875%	2/22/27	6,500	7,121
[10]	Ayvens SA	3.875%	1/24/28	5,700	6,240
[5]	BMW US Capital LLC	1.250%	8/12/26	22,850	21,296
[5]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,587
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	675	673
[5]	Churchill Downs Inc.	5.500%	4/1/27	2,489	2,462
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,733
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,272
	eBay Inc.	5.900%	11/22/25	17,260	17,437
	eBay Inc.	1.400%	5/10/26	28,500	26,796
	eBay Inc.	5.950%	11/22/27	26,329	27,380
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,315
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,870
[5]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	20,492
[5]	ERAC USA Finance LLC	5.000%	2/15/29	37,082	37,667
	Ford Motor Co.	6.625%	10/1/28	17,974	18,881
	Ford Motor Credit Co. LLC	3.375%	11/13/25	25,854	25,206
	Ford Motor Credit Co. LLC	6.950%	3/6/26	35,610	36,379
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,740	6,925
	Ford Motor Credit Co. LLC	2.700%	8/10/26	9,395	8,928

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,800	4,674
	Ford Motor Credit Co. LLC	5.800%	3/5/27	62,465	63,036
	Ford Motor Credit Co. LLC	5.850%	5/17/27	22,058	22,296
	Ford Motor Credit Co. LLC	4.950%	5/28/27	34,032	33,595
	Ford Motor Credit Co. LLC	4.125%	8/17/27	17,141	16,496
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	944
	Ford Motor Credit Co. LLC	7.350%	11/4/27	54,234	57,125
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,680	5,214
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,975	27,088
[11]	Ford Motor Credit Co. LLC	5.625%	10/9/28	1,500	1,951
	Ford Motor Credit Co. LLC	6.798%	11/7/28	53,050	55,537
	General Motors Co.	6.125%	10/1/25	107,602	108,683
	General Motors Financial Co. Inc.	6.050%	10/10/25	72,603	73,307
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	145,112
[10]	General Motors Financial Co. Inc.	0.850%	2/26/26	3,000	3,123
	General Motors Financial Co. Inc.	5.250%	3/1/26	45,289	45,369
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	53,322
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,730
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,690
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,693	22,351
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	36,461
	General Motors Financial Co. Inc.	5.000%	4/9/27	58,979	59,052
	General Motors Financial Co. Inc.	5.400%	5/8/27	57,725	58,355
	General Motors Financial Co. Inc.	5.350%	7/15/27	42,665	43,108
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	29,590
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,685
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	21,317
	General Motors Financial Co. Inc.	2.400%	10/15/28	48,135	43,428
	General Motors Financial Co. Inc.	5.800%	1/7/29	48,100	49,417
	General Motors Financial Co. Inc.	4.300%	4/6/29	22,794	22,067
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,990	1,876
[5]	Group 1 Automotive Inc.	6.375%	1/15/30	810	818
[10]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	9,600	10,637
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	55,782	52,957
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,935
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	1,450	1,463
	Home Depot Inc.	5.100%	12/24/25	19,908	20,015
	Home Depot Inc.	5.150%	6/25/26	31,325	31,647
	Home Depot Inc.	4.875%	6/25/27	37,945	38,377
	Home Depot Inc.	2.800%	9/14/27	3,773	3,588
	Home Depot Inc.	3.900%	12/6/28	14,460	14,195
	Home Depot Inc.	4.750%	6/25/29	42,505	42,992
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	36,639
	Hyatt Hotels Corp.	5.250%	6/30/29	33,030	33,369
	Lennar Corp.	5.250%	6/1/26	52,497	52,681
[5]	Lithia Motors Inc.	4.625%	12/15/27	2,405	2,313
[5]	Lithia Motors Inc.	3.875%	6/1/29	2,415	2,198
[5]	Live Nation Entertainment Inc.	4.875%	11/1/24	2,380	2,375
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,115	10,235
	Lowe's Cos. Inc.	4.400%	9/8/25	17,185	17,060
	Lowe's Cos. Inc.	4.800%	4/1/26	75,610	75,553
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	31,383
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	16,875
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,583
[10]	LVMH Moet Hennessy Louis Vuitton SE	3.375%	10/21/25	8,000	8,674
	Marriott International Inc.	3.750%	10/1/25	15,325	15,096
	Marriott International Inc.	3.125%	6/15/26	6,390	6,187
	Marriott International Inc.	5.000%	10/15/27	14,150	14,274
	Marriott International Inc.	4.875%	5/15/29	18,410	18,523
	McDonald's Corp.	3.500%	7/1/27	21,500	20,874
[5]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	16,546
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	46,810	46,793
[5]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	24,770	24,987
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	54,318
[5]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	63,617
[5]	MGM China Holdings Ltd.	7.125%	6/26/31	2,095	2,121
	Mohawk Industries Inc.	5.850%	9/18/28	11,550	11,994
[5]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,291
	Newell Brands Inc.	4.875%	6/1/25	1,925	1,914
	Newell Brands Inc.	6.375%	9/15/27	6,802	6,812

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	6.625%	9/15/29	1,052	1,057
	Newell Brands Inc.	6.875%	4/1/36	526	504
	Newell Brands Inc.	7.000%	4/1/46	872	767
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	23,808
	O'Reilly Automotive Inc.	5.750%	11/20/26	24,050	24,522
[10]	RCI Banque SA	4.625%	10/2/26	21,511	23,795
	Ross Stores Inc.	0.875%	4/15/26	18,525	17,318
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	15,369	16,263
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	405	433
	Starbucks Corp.	4.750%	2/15/26	28,825	28,797
	Starbucks Corp.	2.000%	3/12/27	3,813	3,564
	Tapestry Inc.	7.000%	11/27/26	19,245	19,896
	Tapestry Inc.	7.350%	11/27/28	12,700	13,329
	Toyota Motor Credit Corp.	5.200%	5/15/26	67,370	67,992
	Toyota Motor Credit Corp.	1.900%	1/13/27	53,022	49,760
	Toyota Motor Credit Corp.	5.000%	3/19/27	49,180	49,727
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	106,689
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	66,168
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	29,172
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	21,845
	Toyota Motor Credit Corp.	4.650%	1/5/29	28,830	28,967
	Toyota Motor Credit Corp.	5.050%	5/16/29	55,514	56,694
[10]	Toyota Motor Finance Netherlands BV	3.375%	1/13/26	5,000	5,415
[5]	Vail Resorts Inc.	6.500%	5/15/32	4,140	4,237
[10]	Volkswagen Bank GmbH	4.250%	1/7/26	5,000	5,463
[11]	Volkswagen Financial Services NV	4.250%	10/9/25	3,000	3,805
[5]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	48,130	48,440
[5]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	38,505	39,027
[5]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,815
[5]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	19,500	19,924
[5]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	28,875	29,662
[10]	Volkswagen International Finance NV	3.875%	Perpetual	5,300	5,540
[10]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	52,933
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,766	4,498
					3,438,399
Consumer Staples (4.1%)
[5]	7-Eleven Inc.	0.950%	2/10/26	67,700	63,684
	Altria Group Inc.	4.400%	2/14/26	16,727	16,577
	Altria Group Inc.	2.625%	9/16/26	25,076	23,917
	Altria Group Inc.	6.200%	11/1/28	9,620	10,126
	Altria Group Inc.	4.800%	2/14/29	7,692	7,678
[11]	Anheuser-Busch InBev SA NV	4.000%	9/24/25	5,000	6,362
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	14,440	14,587
	BAT Capital Corp.	3.215%	9/6/26	86,263	83,319
	BAT Capital Corp.	4.700%	4/2/27	82,543	82,197
	BAT Capital Corp.	3.557%	8/15/27	8,126	7,824
	BAT Capital Corp.	2.259%	3/25/28	75,285	68,577
	BAT International Finance plc	1.668%	3/25/26	136,697	129,486
	BAT International Finance plc	4.448%	3/16/28	55,366	54,480
	BAT International Finance plc	5.931%	2/2/29	186,490	193,877
[10]	British American Tobacco plc	3.000%	Perpetual	11,100	11,374
	Campbell Soup Co.	5.300%	3/20/26	27,975	28,160
	Campbell Soup Co.	5.200%	3/19/27	94,845	96,185
	Campbell Soup Co.	4.150%	3/15/28	28,158	27,657
	Campbell Soup Co.	5.200%	3/21/29	27,460	27,987
[5]	Cargill Inc.	4.500%	6/24/26	12,055	12,016
[10]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	10,300	10,614
	Conagra Brands Inc.	5.300%	10/1/26	32,880	33,166
	Conagra Brands Inc.	1.375%	11/1/27	1,240	1,112
	Constellation Brands Inc.	4.400%	11/15/25	23,350	23,163
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,984
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,111
	Constellation Brands Inc.	3.500%	5/9/27	15,790	15,245
	Constellation Brands Inc.	4.350%	5/9/27	53,230	52,582
	Diageo Capital plc	5.300%	10/24/27	38,960	39,802
	Dollar General Corp.	4.625%	11/1/27	18,750	18,602
[5]	Energizer Holdings Inc.	4.750%	6/15/28	3,965	3,762
[10]	General Mills Inc.	0.450%	1/15/26	5,000	5,179
	Haleon US Capital LLC	3.375%	3/24/27	18,794	18,178

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	5.900%	11/15/28	19,245	20,144
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	12,287	12,286
[5]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	2,615	2,687
	Keurig Dr Pepper Inc.	4.597%	5/25/28	57,443	57,206
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,625	9,316
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	8,900	8,778
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,756
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	67,691
	Kroger Co.	3.500%	2/1/26	26,000	25,443
	Kroger Co.	2.650%	10/15/26	620	592
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,315	2,246
[10]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	6,000	6,383
[5]	Mars Inc.	4.550%	4/20/28	43,075	43,115
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,669
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,848
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,685
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	44,469
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,558
	Mondelez International Inc.	4.750%	2/20/29	48,130	48,430
[5]	Performance Food Group Inc.	5.500%	10/15/27	2,690	2,655
	Philip Morris International Inc.	5.000%	11/17/25	19,660	19,673
	Philip Morris International Inc.	4.875%	2/13/26	103,645	103,749
	Philip Morris International Inc.	2.750%	2/25/26	15,557	15,060
	Philip Morris International Inc.	0.875%	5/1/26	33,850	31,639
	Philip Morris International Inc.	4.750%	2/12/27	32,295	32,363
	Philip Morris International Inc.	5.125%	11/17/27	91,345	92,573
	Philip Morris International Inc.	4.875%	2/15/28	89,950	90,595
	Philip Morris International Inc.	3.125%	3/2/28	21,106	20,025
	Philip Morris International Inc.	5.250%	9/7/28	53,020	54,108
	Philip Morris International Inc.	4.875%	2/13/29	87,405	87,948
[10]	Philip Morris International Inc.	3.750%	1/15/31	5,100	5,610
[10]	Swedish Match AB	1.200%	11/10/25	3,000	3,142
[10]	Swedish Match AB	0.875%	2/26/27	4,659	4,751
	Sysco Corp.	3.250%	7/15/27	28,860	27,712
	Tyson Foods Inc.	4.000%	3/1/26	31,486	31,003
[5]	United Natural Foods Inc.	6.750%	10/15/28	645	589
[5]	US Foods Inc.	6.875%	9/15/28	2,410	2,476
					2,268,543
Energy (6.4%)
[5]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	895	893
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,369
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	51,533	49,479
[5]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	7,565	7,773
	BP Capital Markets America Inc.	3.410%	2/11/26	15,058	14,766
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	27,605
	BP Capital Markets America Inc.	3.937%	9/21/28	32,384	31,562
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,412
[10]	BP Capital Markets BV	3.773%	5/12/30	6,000	6,661
	BP Capital Markets plc	3.279%	9/19/27	47,594	45,839
	BP Capital Markets plc	3.723%	11/28/28	11,893	11,492
	Canadian Natural Resources Ltd.	3.850%	6/1/27	94,368	91,928
	Cenovus Energy Inc.	4.250%	4/15/27	800	785
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	53,071
	Cheniere Energy Inc.	4.625%	10/15/28	65,024	63,783
[5]	Civitas Resources Inc.	8.375%	7/1/28	3,370	3,545
[5]	Continental Resources Inc.	2.268%	11/15/26	26,650	25,030
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,827
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,280	2,279
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,838
	DCP Midstream Operating LP	5.125%	5/15/29	70,396	71,157
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,413
	Diamondback Energy Inc.	3.250%	12/1/26	52,080	50,353
	Diamondback Energy Inc.	5.200%	4/18/27	38,760	39,168
[5]	DT Midstream Inc.	4.125%	6/15/29	2,345	2,194
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	400	392
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,246
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	25,128
	Enbridge Inc.	1.600%	10/4/26	29,100	27,157
	Enbridge Inc.	5.900%	11/15/26	47,590	48,625

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	4.250%	12/1/26	33,346	32,900
	Enbridge Inc.	5.250%	4/5/27	28,880	29,233
	Enbridge Inc.	3.700%	7/15/27	33,084	32,120
	Enbridge Inc.	6.000%	11/15/28	47,035	49,177
	Enbridge Inc.	5.300%	4/5/29	68,779	70,077
	Energy Transfer LP	5.950%	12/1/25	10,655	10,743
	Energy Transfer LP	4.750%	1/15/26	3,155	3,142
	Energy Transfer LP	3.900%	7/15/26	13,256	12,976
	Energy Transfer LP	6.050%	12/1/26	52,930	54,269
	Energy Transfer LP	4.400%	3/15/27	115,279	113,907
	Energy Transfer LP	5.500%	6/1/27	76,335	77,459
	Energy Transfer LP	4.000%	10/1/27	13,000	12,672
	Energy Transfer LP	5.550%	2/15/28	45,295	46,276
	Energy Transfer LP	4.950%	5/15/28	65,797	65,911
	Energy Transfer LP	4.950%	6/15/28	10,336	10,370
	Energy Transfer LP	6.100%	12/1/28	32,004	33,490
	Energy Transfer LP	5.250%	4/15/29	76,888	78,022
	Energy Transfer LP	5.250%	7/1/29	42,769	43,362
[5]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,524
[5]	EQT Corp.	3.125%	5/15/26	2,748	2,649
	EQT Corp.	3.900%	10/1/27	45,957	44,569
	EQT Corp.	5.000%	1/15/29	6,290	6,265
[5]	Hess Midstream Operations LP	6.500%	6/1/29	2,140	2,183
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	27,185
	Kinder Morgan Inc.	5.000%	2/1/29	49,990	50,377
[5]	Kinetik Holdings LP	6.625%	12/15/28	2,063	2,105
	Marathon Oil Corp.	4.400%	7/15/27	1,855	1,840
	Marathon Oil Corp.	5.300%	4/1/29	44,940	45,955
	Marathon Petroleum Corp.	5.125%	12/15/26	59,506	59,992
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	15,098
	MPLX LP	1.750%	3/1/26	85,686	81,425
	MPLX LP	4.000%	3/15/28	13,710	13,323
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,463
	Occidental Petroleum Corp.	5.500%	12/1/25	18,886	18,944
	Occidental Petroleum Corp.	5.000%	8/1/27	24,415	24,525
	Occidental Petroleum Corp.	6.375%	9/1/28	71,579	74,777
	Occidental Petroleum Corp.	5.200%	8/1/29	40,020	40,401
	ONEOK Inc.	2.200%	9/15/25	23,012	22,298
	ONEOK Inc.	5.850%	1/15/26	69,178	69,883
	ONEOK Inc.	5.550%	11/1/26	24,575	24,918
	ONEOK Inc.	4.000%	7/13/27	7,369	7,221
	ONEOK Inc.	4.550%	7/15/28	21,835	21,626
	ONEOK Inc.	5.650%	11/1/28	24,595	25,363
	ONEOK Inc.	4.350%	3/15/29	51,041	49,988
	Ovintiv Inc.	5.375%	1/1/26	32,854	32,884
	Ovintiv Inc.	5.650%	5/15/28	38,555	39,372
[5]	Permian Resources Operating LLC	5.375%	1/15/26	1,935	1,929
[5]	Permian Resources Operating LLC	8.000%	4/15/27	2,910	3,002
	Pertamina Persero PT	1.400%	2/9/26	19,433	18,389
	Petroleos Mexicanos	6.500%	3/13/27	19,235	18,522
	Phillips 66	1.300%	2/15/26	25,323	23,959
	Phillips 66	3.900%	3/15/28	9,640	9,369
	Phillips 66 Co.	4.950%	12/1/27	48,220	48,610
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	29,549
	Pioneer Natural Resources Co.	5.100%	3/29/26	72,315	72,696
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	59,880
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	29,250
	Range Resources Corp.	8.250%	1/15/29	3,300	3,428
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	89,375
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	60,519
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,923	20,489
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	34,579
[5]	Schlumberger Holdings Corp.	5.000%	5/29/27	38,295	38,554
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	27,165	27,482
	Schlumberger Investment SA	4.500%	5/15/28	31,570	31,602
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,005	24,229
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,586
[5]	Summit Midstream Holdings LLC	8.625%	10/31/29	425	434
[5]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	3,445	3,488
	Targa Resources Corp.	5.200%	7/1/27	36,635	36,996

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	6.150%	3/1/29	16,682	17,486
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,166
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	3,937	4,044
[10]	TotalEnergies SE	2.000%	Perpetual	1,400	1,428
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	28,345
	TransCanada PipeLines Ltd.	4.250%	5/15/28	65,099	63,753
	TransCanada PipeLines Ltd.	4.100%	4/15/30	40,450	38,949
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	27,508
[5]	Transocean Inc.	8.250%	5/15/29	3,215	3,283
[5]	Transocean Inc.	8.750%	2/15/30	2,174	2,287
[5]	Valaris Ltd.	8.375%	4/30/30	4,835	5,066
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,650	1,527
[5]	Venture Global LNG Inc.	9.500%	2/1/29	10,925	12,149
[5]	Venture Global LNG Inc.	7.000%	1/15/30	2,900	2,933
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,587
	Western Midstream Operating LP	4.500%	3/1/28	9,635	9,435
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,281
	Williams Cos. Inc.	3.750%	6/15/27	23,300	22,652
	Williams Cos. Inc.	5.300%	8/15/28	81,521	83,042
	Williams Cos. Inc.	4.900%	3/15/29	85,890	86,142
					3,500,008
Financials (29.7%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	28,730	29,378
[5]	AEGON Funding Co. LLC	5.500%	4/16/27	24,065	24,154
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	18,100	17,935
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	38,191	36,297
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	77,240	72,842
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	40,900	41,883
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	21,502
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	36,881	36,428
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	65,239
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	33,745	31,166
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	24,020	24,111
	Aflac Inc.	1.125%	3/15/26	16,034	15,131
	Air Lease Corp.	2.875%	1/15/26	53,365	51,631
	Air Lease Corp.	3.750%	6/1/26	4,000	3,905
	Air Lease Corp.	2.200%	1/15/27	29,100	27,286
	Air Lease Corp.	5.300%	2/1/28	25,500	25,812
	Air Lease Corp.	4.625%	10/1/28	14,616	14,405
	Air Lease Corp.	5.100%	3/1/29	48,050	48,344
	Allstate Corp.	0.750%	12/15/25	9,670	9,147
	Allstate Corp.	5.050%	6/24/29	45,650	46,244
	Ally Financial Inc.	4.750%	6/9/27	29,000	28,614
	Ally Financial Inc.	6.992%	6/13/29	41,330	43,451
	American Express Co.	2.550%	3/4/27	62,526	59,269
	American Express Co.	5.645%	4/23/27	19,210	19,421
	American Express Co.	5.098%	2/16/28	28,170	28,310
	American Express Co.	5.043%	7/26/28	30,911	31,078
	American Express Co.	5.282%	7/27/29	20,842	21,192
	American Express Co.	5.532%	4/25/30	21,840	22,487
	American International Group Inc.	3.900%	4/1/26	7,411	7,275
	American International Group Inc.	4.200%	4/1/28	4,810	4,710
	American International Group Inc.	5.750%	4/1/48	7,059	6,975
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	11,217
	Ameriprise Financial Inc.	5.700%	12/15/28	43,300	44,936
[5]	AmWINS Group Inc.	6.375%	2/15/29	2,697	2,737
[5]	AmWINS Group Inc.	4.875%	6/30/29	2,028	1,911
[5]	Antares Holdings LP	2.750%	1/15/27	33,939	31,175
[5]	Antares Holdings LP	7.950%	8/11/28	19,250	20,162
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	25,499
	Aon Global Ltd.	3.875%	12/15/25	10,782	10,638
	Aon North America Inc.	5.125%	3/1/27	15,250	15,411
	Aon North America Inc.	5.150%	3/1/29	50,920	51,715
	Ares Capital Corp.	2.150%	7/15/26	31,073	29,090
	Ares Capital Corp.	7.000%	1/15/27	38,640	39,875
	Ares Capital Corp.	2.875%	6/15/28	17,600	15,861
	Ares Capital Corp.	5.875%	3/1/29	26,220	26,301
	Ares Capital Corp.	5.950%	7/15/29	57,970	58,125
[5]	Ares Strategic Income Fund	6.350%	8/15/29	26,410	26,616

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	4.125%	1/12/28	31,391	30,643
[7,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.850%	6.185%	2/26/31	23,210	15,359
[11]	Aviva plc	6.125%	11/14/36	7,200	9,395
	Banco Santander SA	5.179%	11/19/25	5,225	5,204
	Banco Santander SA	1.849%	3/25/26	21,290	20,170
	Banco Santander SA	5.294%	8/18/27	23,240	23,372
	Banco Santander SA	1.722%	9/14/27	17,840	16,570
	Banco Santander SA	5.365%	7/15/28	41,800	42,165
	Banco Santander SA	6.607%	11/7/28	24,060	25,649
	Bank of America Corp.	4.450%	3/3/26	53,863	53,382
	Bank of America Corp.	1.197%	10/24/26	42,600	40,524
	Bank of America Corp.	5.080%	1/20/27	24,590	24,597
	Bank of America Corp.	1.658%	3/11/27	48,515	45,946
	Bank of America Corp.	3.559%	4/23/27	28,110	27,405
	Bank of America Corp.	1.734%	7/22/27	133,880	125,616
	Bank of America Corp.	5.933%	9/15/27	54,420	55,469
	Bank of America Corp.	3.824%	1/20/28	73,909	71,996
	Bank of America Corp.	2.551%	2/4/28	83,171	78,548
	Bank of America Corp.	3.705%	4/24/28	45,747	44,341
	Bank of America Corp.	4.376%	4/27/28	71,450	70,507
	Bank of America Corp.	4.948%	7/22/28	71,115	71,306
	Bank of America Corp.	6.204%	11/10/28	40,360	42,001
	Bank of America Corp.	3.419%	12/20/28	87,302	83,363
	Bank of America Corp.	3.970%	3/5/29	14,167	13,745
	Bank of America Corp.	5.202%	4/25/29	101,809	103,002
	Bank of America Corp.	2.087%	6/14/29	18,643	16,837
	Bank of America Corp.	4.271%	7/23/29	13,195	12,918
	Bank of America Corp.	5.819%	9/15/29	19,240	19,926
	Bank of America Corp.	3.194%	7/23/30	28,860	26,714
	Bank of America NA	5.526%	8/18/26	13,440	13,647
	Bank of Montreal	5.300%	6/5/26	20,323	20,506
	Bank of Montreal	1.250%	9/15/26	17,001	15,778
	Bank of Montreal	5.266%	12/11/26	38,480	38,946
	Bank of New York Mellon Corp.	4.947%	4/26/27	70,750	70,878
	Bank of New York Mellon Corp.	3.400%	1/29/28	16,195	15,588
	Bank of New York Mellon Corp.	3.442%	2/7/28	21,084	20,397
	Bank of New York Mellon Corp.	4.543%	2/1/29	23,630	23,498
	Bank of New York Mellon Corp.	6.317%	10/25/29	28,880	30,619
	Bank of New York Mellon Corp.	4.975%	3/14/30	22,710	22,966
	Bank of Nova Scotia	4.500%	12/16/25	47,180	46,811
	Bank of Nova Scotia	1.050%	3/2/26	20,900	19,699
	Bank of Nova Scotia	2.700%	8/3/26	23,248	22,307
	Bank of Nova Scotia	5.400%	6/4/27	11,030	11,227
	Bank of Nova Scotia	5.250%	6/12/28	20,860	21,240
[10]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,400	12,930
	Barclays plc	4.375%	1/12/26	14,513	14,378
	Barclays plc	5.200%	5/12/26	27,955	27,900
	Barclays plc	5.304%	8/9/26	54,190	54,125
	Barclays plc	5.829%	5/9/27	57,800	58,400
	Barclays plc	6.496%	9/13/27	9,620	9,883
	Barclays plc	2.279%	11/24/27	9,930	9,316
	Barclays plc	5.674%	3/12/28	50,500	51,159
	Barclays plc	4.836%	5/9/28	5,930	5,825
	Barclays plc	5.501%	8/9/28	25,200	25,481
	Barclays plc	7.385%	11/2/28	48,160	51,338
	Barclays plc	4.972%	5/16/29	35,000	34,846
[10]	Barclays plc	0.577%	8/9/29	11,000	10,617
	Barclays plc	6.490%	9/13/29	47,666	50,137
	Barclays plc	5.690%	3/12/30	48,140	49,158
[10]	Barclays plc	1.125%	3/22/31	3,000	3,090
	Blue Owl Capital Corp.	4.250%	1/15/26	1,940	1,902
	Blue Owl Capital Corp.	3.400%	7/15/26	19,355	18,507
	Blue Owl Capital Corp.	5.950%	3/15/29	24,220	24,341
[10]	BNP Paribas SA	0.500%	5/30/28	7,800	7,786
[10]	BNP Paribas SA	1.125%	1/15/32	9,600	9,673
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	815	857
[10]	BPCE SA	4.375%	7/13/28	4,900	5,470
[11]	BPCE SA	2.500%	11/30/32	3,200	3,707
[11]	CaixaBank SA	1.500%	12/3/26	4,000	4,885
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,630	9,022

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	15,348	15,542
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	53,100	53,531
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	19,250	20,121
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	38,490	39,131
	Capital One Financial Corp.	4.200%	10/29/25	23,563	23,227
	Capital One Financial Corp.	3.750%	3/9/27	43,898	42,601
	Capital One Financial Corp.	7.149%	10/29/27	43,760	45,619
	Capital One Financial Corp.	1.878%	11/2/27	47,290	43,962
	Capital One Financial Corp.	4.927%	5/10/28	38,600	38,466
	Capital One Financial Corp.	5.468%	2/1/29	46,115	46,568
	Capital One Financial Corp.	6.312%	6/8/29	131,490	136,400
	Capital One Financial Corp.	5.700%	2/1/30	40,640	41,493
	Capital One Financial Corp.	3.273%	3/1/30	24,380	22,440
	Capital One Financial Corp.	5.463%	7/26/30	144,300	145,630
	Charles Schwab Corp.	1.150%	5/13/26	25,963	24,283
	Charles Schwab Corp.	2.450%	3/3/27	42,975	40,557
	Charles Schwab Corp.	3.300%	4/1/27	20,174	19,417
	Charles Schwab Corp.	2.000%	3/20/28	1,145	1,045
	Charles Schwab Corp.	5.643%	5/19/29	64,370	65,916
	Charles Schwab Corp.	6.196%	11/17/29	61,162	64,084
	Chubb INA Holdings LLC	3.350%	5/3/26	85,281	83,170
	Chubb INA Holdings LLC	4.650%	8/15/29	62,190	62,407
	Citibank NA	5.488%	12/4/26	28,720	29,164
	Citibank NA	5.803%	9/29/28	28,750	29,950
[9]	Citibank NA	4.838%	8/6/29	61,560	61,883
	Citigroup Inc.	4.600%	3/9/26	54,240	53,847
	Citigroup Inc.	3.400%	5/1/26	28,800	28,071
	Citigroup Inc.	3.200%	10/21/26	84,303	81,425
	Citigroup Inc.	4.300%	11/20/26	26,104	25,723
	Citigroup Inc.	1.462%	6/9/27	42,850	40,150
	Citigroup Inc.	4.450%	9/29/27	33,114	32,666
	Citigroup Inc.	3.887%	1/10/28	38,540	37,604
	Citigroup Inc.	3.070%	2/24/28	48,150	46,031
	Citigroup Inc.	3.668%	7/24/28	68,196	65,873
	Citigroup Inc.	4.125%	7/25/28	4,700	4,570
	Citigroup Inc.	3.520%	10/27/28	16,040	15,372
	Citigroup Inc.	4.075%	4/23/29	8,580	8,351
[11]	Close Brothers Finance plc	2.750%	10/19/26	5,100	6,186
	CNO Financial Group Inc.	5.250%	5/30/29	15,763	15,514
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.153%	1/14/27	19,300	12,644
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.663%	8/20/31	36,700	24,068
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.157%	9/10/30	7,300	4,818
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	46,866
	Cooperatieve Rabobank UA	4.800%	1/9/29	9,600	9,666
	Corebridge Financial Inc.	3.650%	4/5/27	84,327	81,748
	Corebridge Financial Inc.	3.850%	4/5/29	16,351	15,600
[10]	Credit Agricole Assurances SA	2.625%	1/29/48	9,500	9,734
[10]	Crelan SA	5.750%	1/26/28	9,900	11,453
[5]	Danske Bank A/S	5.427%	3/1/28	44,760	45,284
[5]	Danske Bank A/S	5.705%	3/1/30	57,760	59,025
[10]	Danske Bank A/S	1.000%	5/15/31	4,500	4,659
	Deutsche Bank AG	2.129%	11/24/26	69,850	66,917
[10]	Deutsche Bank AG	1.625%	1/20/27	4,000	4,140
	Deutsche Bank AG	7.146%	7/13/27	57,500	59,405
	Deutsche Bank AG	2.311%	11/16/27	44,216	41,327
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,718
	Deutsche Bank AG	5.706%	2/8/28	31,220	31,504
	Deutsche Bank AG	6.720%	1/18/29	33,670	35,187
	Deutsche Bank AG	6.819%	11/20/29	45,970	48,580
[10]	Deutsche Bank AG	5.625%	5/19/31	2,000	2,203
	Discover Bank	3.450%	7/27/26	34,435	33,230
	Discover Bank	5.974%	8/9/28	14,450	14,609
[14,15]	DPS Lehman Brothers Holdings	3.500%	8/19/65	9,410	1
	Eaton Vance Corp.	3.500%	4/6/27	138	134
	Equifax Inc.	2.600%	12/15/25	48,400	46,734
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	14,194
[11]	Experian Finance plc	0.739%	10/29/25	5,000	6,085
[5]	F&G Global Funding	1.750%	6/30/26	18,649	17,393
	Fidelity National Financial Inc.	4.500%	8/15/28	505	497
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	18,330

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Fidelity National Information Services Inc.	1.000%	12/3/28	5,400	5,300
	Fifth Third Bancorp	2.550%	5/5/27	10,075	9,464
	Fifth Third Bancorp	1.707%	11/1/27	63,053	58,570
	Fifth Third Bancorp	3.950%	3/14/28	38,048	36,903
	Fifth Third Bancorp	6.361%	10/27/28	76,859	79,579
	Fifth Third Bancorp	6.339%	7/27/29	98,298	102,455
	Fifth Third Bancorp	4.772%	7/28/30	21,791	21,406
	Fiserv Inc.	3.200%	7/1/26	50,813	49,313
	Fiserv Inc.	5.150%	3/15/27	48,130	48,695
	Fiserv Inc.	5.450%	3/2/28	38,045	38,948
	Fiserv Inc.	5.375%	8/21/28	28,870	29,541
	Fiserv Inc.	3.500%	7/1/29	53,340	50,458
	GATX Corp.	3.250%	9/15/26	9,710	9,383
	GATX Corp.	5.400%	3/15/27	21,180	21,430
[5]	GGAM Finance Ltd.	8.000%	2/15/27	2,200	2,276
[5]	GGAM Finance Ltd.	8.000%	6/15/28	4,330	4,588
[5]	Global Atlantic Fin Co.	4.400%	10/15/29	10,305	9,784
[5]	Global Atlantic Fin Co.	3.125%	6/15/31	9,600	8,085
	Global Payments Inc.	1.200%	3/1/26	74,837	70,446
	Global Payments Inc.	2.150%	1/15/27	79,130	74,236
	Goldman Sachs Bank USA	5.414%	5/21/27	67,370	67,839
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,530	26,245
	Goldman Sachs Group Inc.	3.500%	11/16/26	9,678	9,400
	Goldman Sachs Group Inc.	1.431%	3/9/27	96,468	90,933
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	31,537
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	60,252
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	57,670
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,214	55,377
[11]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,545
	Goldman Sachs Group Inc.	3.691%	6/5/28	25,357	24,538
	Goldman Sachs Group Inc.	4.482%	8/23/28	82,840	81,814
	Goldman Sachs Group Inc.	6.484%	10/24/29	38,400	40,657
	Goldman Sachs Group Inc.	5.727%	4/25/30	44,765	46,251
	Golub Capital BDC Inc.	7.050%	12/5/28	29,920	31,063
[10]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	9,600	10,515
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,595
	Horace Mann Educators Corp.	7.250%	9/15/28	3,841	4,128
[5]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,600	1,604
	HSBC Holdings plc	4.292%	9/12/26	54,263	53,644
[11]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,902
	HSBC Holdings plc	5.887%	8/14/27	30,000	30,448
	HSBC Holdings plc	4.041%	3/13/28	58,858	57,346
	HSBC Holdings plc	5.597%	5/17/28	89,020	90,240
	HSBC Holdings plc	4.755%	6/9/28	64,131	63,724
	HSBC Holdings plc	5.210%	8/11/28	26,790	26,961
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,811
	HSBC Holdings plc	7.390%	11/3/28	60,475	64,702
	HSBC Holdings plc	6.161%	3/9/29	41,012	42,583
	HSBC Holdings plc	4.583%	6/19/29	16,061	15,800
	HSBC Holdings plc	2.206%	8/17/29	33,710	30,255
	HSBC Holdings plc	5.546%	3/4/30	19,305	19,669
	HSBC Holdings plc	3.973%	5/22/30	45,235	43,089
[10]	HSBC Holdings plc	6.364%	11/16/32	9,000	10,419
	HSBC USA Inc.	5.294%	3/4/27	16,900	17,139
	Huntington Bancshares Inc.	4.443%	8/4/28	27,892	27,435
	Huntington Bancshares Inc.	6.208%	8/21/29	61,820	64,240
	Huntington National Bank	5.699%	11/18/25	16,162	16,143
	Huntington National Bank	4.552%	5/17/28	6,160	6,073
	ING Groep NV	3.950%	3/29/27	9,600	9,382
	ING Groep NV	1.726%	4/1/27	10,720	10,138
	ING Groep NV	6.083%	9/11/27	9,627	9,823
	ING Groep NV	4.550%	10/2/28	14,424	14,276
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,590	25,225
	Intercontinental Exchange Inc.	4.000%	9/15/27	41,753	40,958
[5]	Intercontinental Exchange Inc.	3.625%	9/1/28	64,455	61,725
	Invesco Finance plc	3.750%	1/15/26	13,760	13,501
[10]	JAB Holdings BV	1.000%	12/20/27	24,400	24,591
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	19,805
	JPMorgan Chase & Co.	1.045%	11/19/26	71,335	67,655
	JPMorgan Chase & Co.	4.125%	12/15/26	9,656	9,517

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.040%	2/4/27	52,069	49,027
	JPMorgan Chase & Co.	1.578%	4/22/27	69,650	65,710
	JPMorgan Chase & Co.	1.470%	9/22/27	41,920	38,998
	JPMorgan Chase & Co.	5.040%	1/23/28	26,840	26,954
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	50,697
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,725
	JPMorgan Chase & Co.	5.571%	4/22/28	37,185	37,866
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	81,762
	JPMorgan Chase & Co.	3.540%	5/1/28	16,489	15,924
	JPMorgan Chase & Co.	2.182%	6/1/28	26,100	24,276
	JPMorgan Chase & Co.	4.979%	7/22/28	40,097	40,301
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	47,516
	JPMorgan Chase & Co.	2.069%	6/1/29	14,430	13,047
	JPMorgan Chase & Co.	4.203%	7/23/29	35,620	34,821
	JPMorgan Chase & Co.	5.299%	7/24/29	19,250	19,581
	JPMorgan Chase & Co.	6.087%	10/23/29	24,090	25,267
	JPMorgan Chase & Co.	5.012%	1/23/30	35,440	35,722
	JPMorgan Chase & Co.	5.581%	4/22/30	67,380	69,469
	JPMorgan Chase & Co.	3.702%	5/6/30	28,875	27,474
	JPMorgan Chase & Co.	4.995%	7/22/30	117,187	118,044
	JPMorgan Chase Bank NA	5.110%	12/8/26	82,160	82,877
	KeyBank NA	4.700%	1/26/26	20,000	19,760
	KeyBank NA	5.850%	11/15/27	9,441	9,567
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	4,075	4,055
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	830	849
	Lloyds Banking Group plc	4.582%	12/10/25	37,563	37,148
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,069
	Lloyds Banking Group plc	4.716%	8/11/26	27,220	27,046
	Lloyds Banking Group plc	3.750%	1/11/27	23,925	23,294
	Lloyds Banking Group plc	1.627%	5/11/27	18,455	17,367
	Lloyds Banking Group plc	5.985%	8/7/27	28,950	29,442
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,403
	Lloyds Banking Group plc	5.871%	3/6/29	1,157	1,191
[7,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.371%	3/17/29	19,860	13,227
	LPL Holdings Inc.	5.700%	5/20/27	14,435	14,595
	LPL Holdings Inc.	6.750%	11/17/28	8,500	8,978
[5]	Lseg US Fin Corp.	4.875%	3/28/27	19,110	19,156
	M&T Bank Corp.	4.553%	8/16/28	99,932	97,463
	M&T Bank Corp.	7.413%	10/30/29	122,622	131,757
[5]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	1,450	1,489
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.921%	6/17/31	2,890	1,897
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.235%	5/28/30	28,330	18,790
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	92,570	91,635
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	98,623	96,991
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	10,340	9,910
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,638	59,630
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	26,740	24,938
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	46,740	44,008
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,600	18,727
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,896
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	35,720	36,401
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,830	27,210
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	21,040	21,385
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,776	26,899
	Mizuho Financial Group Inc.	1.554%	7/9/27	39,740	37,224
	Mizuho Financial Group Inc.	5.667%	5/27/29	18,877	19,347
	Morgan Stanley	5.000%	11/24/25	25,000	24,974
	Morgan Stanley	3.875%	1/27/26	44,921	44,236
	Morgan Stanley	3.125%	7/27/26	12,619	12,215
	Morgan Stanley	4.350%	9/8/26	41,130	40,643
	Morgan Stanley	6.138%	10/16/26	22,864	23,118
	Morgan Stanley	3.625%	1/20/27	47,257	46,120
	Morgan Stanley	3.950%	4/23/27	18,075	17,630
	Morgan Stanley	1.593%	5/4/27	54,835	51,653
	Morgan Stanley	1.512%	7/20/27	66,650	62,323
	Morgan Stanley	2.475%	1/21/28	74,740	70,453
	Morgan Stanley	5.652%	4/13/28	54,670	55,678
	Morgan Stanley	4.210%	4/20/28	29,100	28,620
[7]	Morgan Stanley	3.591%	7/22/28	16,409	15,778
	Morgan Stanley	6.296%	10/18/28	80,140	83,540

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.772%	1/24/29	26,000	25,106
	Morgan Stanley	5.123%	2/1/29	47,700	48,148
	Morgan Stanley	5.164%	4/20/29	122,260	123,527
	Morgan Stanley	5.449%	7/20/29	29,795	30,421
	Morgan Stanley	6.407%	11/1/29	24,060	25,453
	Morgan Stanley	5.173%	1/16/30	25,700	26,010
[10]	Morgan Stanley	3.790%	3/21/30	12,400	13,624
	Morgan Stanley	5.656%	4/18/30	67,380	69,475
	Morgan Stanley	5.042%	7/19/30	153,737	154,914
	Morgan Stanley Bank NA	4.754%	4/21/26	24,849	24,829
	Morgan Stanley Bank NA	5.882%	10/30/26	38,500	39,372
	Morgan Stanley Bank NA	4.952%	1/14/28	37,380	37,432
	Morgan Stanley Bank NA	5.504%	5/26/28	28,560	29,026
	Morgan Stanley Bank NA	4.968%	7/14/28	78,018	78,297
[7,10]	Morgan Stanley, 3M EURIBOR + 0.650%	4.367%	3/19/27	12,500	13,570
	Nasdaq Inc.	5.350%	6/28/28	84,700	86,800
	National Bank of Canada	5.600%	12/18/28	28,860	29,766
[5]	National Securities Clearing Corp.	5.150%	6/26/26	24,740	24,918
[5]	National Securities Clearing Corp.	4.900%	6/26/29	57,720	58,555
[5]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	5,310	5,223
	NatWest Group plc	5.847%	3/2/27	28,240	28,511
	NatWest Group plc	1.642%	6/14/27	21,640	20,298
	NatWest Group plc	5.583%	3/1/28	29,540	29,911
	NatWest Group plc	3.073%	5/22/28	10,846	10,299
	NatWest Group plc	5.516%	9/30/28	9,700	9,850
	NatWest Group plc	4.892%	5/18/29	10,541	10,474
	NatWest Group plc	3.754%	11/1/29	30,835	30,640
	NatWest Group plc	5.076%	1/27/30	10,580	10,586
	NatWest Group plc	4.445%	5/8/30	5,775	5,630
[11]	NatWest Group plc	3.622%	8/14/30	9,200	11,619
[11]	NatWest Group plc	2.105%	11/28/31	7,300	8,723
[10]	NIBC Bank NV	6.000%	11/16/28	9,700	11,400
	NMI Holdings Inc.	6.000%	8/15/29	9,625	9,741
	Nomura Holdings Inc.	5.594%	7/2/27	45,677	46,347
	Nomura Holdings Inc.	5.386%	7/6/27	16,400	16,589
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	16,719
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	21,912
[5]	Nuveen LLC	5.550%	1/15/30	14,440	14,799
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,217
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,420	2,482
	PayPal Holdings Inc.	3.900%	6/1/27	9,420	9,251
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	55,488
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	34,053
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	13,350	13,464
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	2,013
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	28,725	29,890
[11]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	30,581
[11]	Phoenix Group Holdings plc	5.867%	6/13/29	1,000	1,278
	PNC Financial Services Group Inc.	4.758%	1/26/27	48,443	48,179
	PNC Financial Services Group Inc.	6.615%	10/20/27	47,947	49,644
	PNC Financial Services Group Inc.	5.354%	12/2/28	52,630	53,408
	PNC Financial Services Group Inc.	5.582%	6/12/29	173,077	177,161
	PNC Financial Services Group Inc.	5.492%	5/14/30	156,872	160,678
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,698
	Principal Financial Group Inc.	3.700%	5/15/29	7,476	7,132
	Progressive Corp.	2.500%	3/15/27	34,943	33,102
[5]	Protective Life Global Funding	1.618%	4/15/26	22,570	21,359
[10]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	6,900	7,843
	Regions Financial Corp.	1.800%	8/12/28	6,284	5,541
	Regions Financial Corp.	5.722%	6/6/30	74,470	75,790
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,840	2,683
[11]	Rothesay Life plc	8.000%	10/30/25	19,730	25,875
[11]	Rothesay Life plc	3.375%	7/12/26	4,359	5,403
	Royal Bank of Canada	1.150%	7/14/26	23,045	21,505
	Royal Bank of Canada	1.400%	11/2/26	24,074	22,394
	Royal Bank of Canada	4.875%	1/19/27	19,150	19,231
	Royal Bank of Canada	3.625%	5/4/27	17,624	17,156
	Royal Bank of Canada	5.069%	7/23/27	119,730	120,149
	Royal Bank of Canada	6.000%	11/1/27	48,300	50,217
	Royal Bank of Canada	4.900%	1/12/28	25,760	25,941

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	4.969%	8/2/30	164,750	166,180
	S&P Global Inc.	2.450%	3/1/27	60,795	57,644
	Santander Holdings USA Inc.	6.499%	3/9/29	6,216	6,419
	Santander Holdings USA Inc.	6.174%	1/9/30	27,869	28,662
	Santander UK Group Holdings plc	1.532%	8/21/26	18,395	17,652
	Santander UK Group Holdings plc	6.833%	11/21/26	48,880	49,763
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	59,350
	Santander UK Group Holdings plc	2.469%	1/11/28	23,571	22,042
	Santander UK Group Holdings plc	6.534%	1/10/29	19,270	20,029
[10]	SCOR SE	3.000%	6/8/46	4,500	4,744
[5]	Sixth Street Lending Partners	6.500%	3/11/29	24,070	24,398
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,112
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	28,628	29,676
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	14,385	14,499
[10]	Societe Generale SA	4.875%	11/21/31	2,000	2,277
[5]	Standard Chartered plc	5.688%	5/14/28	7,110	7,199
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	415	428
	State Street Corp.	4.993%	3/18/27	17,530	17,691
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	23,160	22,741
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,935
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	58,324	55,862
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,940	44,547
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,548
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	18,215
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	33,190	33,963
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	9,630	9,978
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	11,307
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	32,350	33,033
[7,13]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.692%	10/16/24	4,191	2,743
[10]	Swedbank AB	3.625%	8/23/32	8,200	8,834
	Synchrony Financial	3.700%	8/4/26	23,619	22,819
	Synovus Bank	5.625%	2/15/28	21,284	21,019
	Toronto-Dominion Bank	5.156%	1/10/28	37,140	37,667
	Toronto-Dominion Bank	5.523%	7/17/28	20,000	20,569
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,612
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,351
	Truist Bank	3.625%	9/16/25	20,650	20,258
	Truist Financial Corp.	6.047%	6/8/27	67,457	68,571
	Truist Financial Corp.	4.873%	1/26/29	60,770	60,510
	Truist Financial Corp.	7.161%	10/30/29	16,166	17,412
	UBS AG	1.250%	8/7/26	69,350	64,522
	UBS AG	5.000%	7/9/27	77,009	77,430
	UBS AG	7.500%	2/15/28	32,831	35,568
	UBS AG	5.650%	9/11/28	84,810	87,819
[5]	UBS Group AG	4.282%	1/9/28	52,310	50,982
[5]	UBS Group AG	5.428%	2/8/30	139,110	141,175
[5]	UBS Group AG	5.617%	9/13/30	89,530	91,514
[5]	United Wholesale Mortgage LLC	5.500%	11/15/25	6,822	6,770
	US Bancorp	5.727%	10/21/26	33,181	33,438
	US Bancorp	4.548%	7/22/28	147,258	145,780
	US Bancorp	4.653%	2/1/29	38,979	38,653
	US Bancorp	5.775%	6/12/29	55,175	56,748
	US Bancorp	5.384%	1/23/30	23,400	23,848
	US Bancorp	5.100%	7/23/30	31,123	31,390
	Verisk Analytics Inc.	4.125%	3/15/29	13,784	13,497
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,611
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	4
	Wells Fargo & Co.	3.550%	9/29/25	78,882	77,610
	Wells Fargo & Co.	3.000%	4/22/26	59,157	57,326
	Wells Fargo & Co.	4.100%	6/3/26	81,710	80,389
	Wells Fargo & Co.	3.000%	10/23/26	63,585	61,189
	Wells Fargo & Co.	3.196%	6/17/27	22,050	21,337
	Wells Fargo & Co.	4.300%	7/22/27	25,615	25,288
	Wells Fargo & Co.	3.526%	3/24/28	86,305	83,303
	Wells Fargo & Co.	5.707%	4/22/28	28,870	29,431
	Wells Fargo & Co.	3.584%	5/22/28	94,297	90,956
	Wells Fargo & Co.	2.393%	6/2/28	56,429	52,650
	Wells Fargo & Co.	4.808%	7/25/28	61,680	61,497
	Wells Fargo & Co.	5.574%	7/25/29	84,910	86,921
	Wells Fargo & Co.	6.303%	10/23/29	19,250	20,259

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Wells Fargo & Co.	1.741%	5/4/30	17,900	18,005
	Wells Fargo Bank NA	5.450%	8/7/26	34,530	34,980
	Wells Fargo Bank NA	5.254%	12/11/26	86,570	87,459
	Westpac Banking Corp.	2.894%	2/4/30	39,369	38,776
	Westpac Banking Corp.	4.322%	11/23/31	27,918	27,320
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.600%	11/11/27	33,800	22,455
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	6.030%	1/29/31	15,700	10,340
	Willis North America Inc.	4.650%	6/15/27	19,400	19,281
	Willis North America Inc.	4.500%	9/15/28	12,510	12,315
	Willis North America Inc.	2.950%	9/15/29	5,662	5,161
					16,238,545
Health Care (8.7%)
	AbbVie Inc.	3.200%	5/14/26	15,155	14,780
	AbbVie Inc.	2.950%	11/21/26	171,350	165,367
	AbbVie Inc.	4.800%	3/15/27	441,023	443,893
	AbbVie Inc.	4.250%	11/14/28	6,854	6,802
	AbbVie Inc.	4.800%	3/15/29	373,730	378,372
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,924
[5]	Alcon Finance Corp.	2.750%	9/23/26	19,350	18,498
[10]	American Medical Systems Europe BV	3.375%	3/8/29	13,600	14,818
	Amgen Inc.	2.200%	2/21/27	39,766	37,355
	Amgen Inc.	3.200%	11/2/27	10,314	9,857
	Amgen Inc.	5.150%	3/2/28	166,208	168,566
	Astrazeneca Finance LLC	4.800%	2/26/27	21,479	21,626
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	46,354
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,639
	Astrazeneca Finance LLC	4.850%	2/26/29	72,185	73,209
	Baxter International Inc.	1.915%	2/1/27	172,626	160,797
	Baxter International Inc.	2.272%	12/1/28	61,195	55,041
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	75,541
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,696
	Becton Dickinson & Co.	4.874%	2/8/29	39,220	39,541
	Becton Dickinson & Co.	5.081%	6/7/29	24,055	24,433
[10]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	9,800	10,730
	Bristol-Myers Squibb Co.	4.950%	2/20/26	12,435	12,494
	Bristol-Myers Squibb Co.	4.900%	2/22/27	15,989	16,132
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,627
	Bristol-Myers Squibb Co.	4.900%	2/22/29	26,780	27,202
	Cardinal Health Inc.	3.410%	6/15/27	981	945
	Cardinal Health Inc.	5.125%	2/15/29	38,500	39,006
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	5,770	5,560
	Cencora Inc.	3.450%	12/15/27	14,815	14,223
	Centene Corp.	4.250%	12/15/27	7,025	6,810
	Centene Corp.	2.450%	7/15/28	19,114	17,277
[5]	CHS / Community Health Systems Inc.	5.625%	3/15/27	1,260	1,207
[5]	CHS / Community Health Systems Inc.	10.875%	1/15/32	4,025	4,325
	Cigna Group	4.500%	2/25/26	2,582	2,566
	Cigna Group	1.250%	3/15/26	9,374	8,849
	Cigna Group	3.400%	3/1/27	36,217	35,057
	Cigna Group	4.375%	10/15/28	31,470	31,042
	CommonSpirit Health	1.547%	10/1/25	32,150	30,750
[5]	CSL Finance plc	3.850%	4/27/27	9,680	9,454
	CVS Health Corp.	5.000%	2/20/26	48,255	48,217
	CVS Health Corp.	2.875%	6/1/26	102,398	98,605
	CVS Health Corp.	3.000%	8/15/26	41,970	40,447
	CVS Health Corp.	3.625%	4/1/27	99,162	96,267
	CVS Health Corp.	1.300%	8/21/27	49,763	44,745
	CVS Health Corp.	4.300%	3/25/28	162,702	159,481
	CVS Health Corp.	5.000%	1/30/29	38,100	38,316
	CVS Health Corp.	5.400%	6/1/29	56,015	57,152
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,636
	Elevance Health Inc.	1.500%	3/15/26	38,795	36,773
	Elevance Health Inc.	4.101%	3/1/28	36,708	36,008
	Elevance Health Inc.	5.150%	6/15/29	23,080	23,538
	Elevance Health Inc.	2.875%	9/15/29	7,228	6,629
	Eli Lilly & Co.	4.500%	2/9/29	14,445	14,557
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	2,285	2,409
	GE HealthCare Technologies Inc.	5.600%	11/15/25	123,315	124,025
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	118,998

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	86,579
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,789
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	48,601	47,604
	HCA Inc.	5.875%	2/15/26	9,625	9,688
	HCA Inc.	5.250%	6/15/26	64,398	64,513
	HCA Inc.	4.500%	2/15/27	33,403	33,015
	HCA Inc.	3.125%	3/15/27	14,129	13,529
[5]	Highmark Inc.	1.450%	5/10/26	50,353	46,963
	Humana Inc.	1.350%	2/3/27	9,750	8,960
	Humana Inc.	5.750%	3/1/28	16,461	16,949
[5]	LifePoint Health Inc.	11.000%	10/15/30	1,095	1,229
	McKesson Corp.	0.900%	12/3/25	33,440	31,721
	McKesson Corp.	1.300%	8/15/26	33,850	31,600
	McKesson Corp.	3.950%	2/16/28	26,350	25,732
[5]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	580	592
	Merck & Co. Inc.	1.700%	6/10/27	34,099	31,625
	Merck & Co. Inc.	1.900%	12/10/28	5,815	5,248
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	1,965	1,846
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	115	106
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	341,436	340,236
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	321,050	320,265
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,282
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,633
[5]	Roche Holdings Inc.	2.314%	3/10/27	41,210	39,015
[5]	Roche Holdings Inc.	4.790%	3/8/29	125,116	126,881
	Royalty Pharma plc	1.200%	9/2/25	36,950	35,372
	Royalty Pharma plc	1.750%	9/2/27	26,975	24,591
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,127	3,025
[5]	Star Parent Inc.	9.000%	10/1/30	1,398	1,493
	Stryker Corp.	3.650%	3/7/28	757	731
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,645	7,704
	Tenet Healthcare Corp.	4.250%	6/1/29	1,184	1,117
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	10,462	9,901
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	755
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	340	330
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	26,784	27,054
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	13,194	13,458
	UnitedHealth Group Inc.	3.875%	12/15/28	9,545	9,311
	UnitedHealth Group Inc.	4.250%	1/15/29	28,947	28,658
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	82,389
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	71,446
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	33,655	34,425
	Zoetis Inc.	4.500%	11/13/25	38,800	38,565
	Zoetis Inc.	5.400%	11/14/25	26,740	26,881
	Zoetis Inc.	3.000%	9/12/27	18,825	17,872
					4,770,846
Industrials (6.4%)
[5]	Air Canada	3.875%	8/15/26	1,660	1,597
	Amphenol Corp.	4.750%	3/30/26	11,570	11,563
[13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	8,660	5,219
[5]	BAE Systems plc	5.000%	3/26/27	30,810	30,966
[5]	BAE Systems plc	5.125%	3/26/29	50,100	50,727
	Boeing Co.	4.875%	5/1/25	202,401	201,035
	Boeing Co.	2.750%	2/1/26	124,695	119,628
	Boeing Co.	2.196%	2/4/26	402,571	383,028
[5]	Boeing Co.	6.259%	5/1/27	23,380	23,889
	Boeing Co.	3.250%	2/1/28	24,090	22,466
[5]	Boeing Co.	6.298%	5/1/29	35,730	36,948
[5]	Brink's Co.	6.500%	6/15/29	385	392
[13]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	4,470	2,902
[13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	7,730	4,850
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	34,412
	Canadian Pacific Railway Co.	4.000%	6/1/28	24,890	24,298
	CNH Industrial Capital LLC	1.875%	1/15/26	73,092	69,919
	CNH Industrial Capital LLC	1.450%	7/15/26	37,880	35,469
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,836
	CNH Industrial Capital LLC	5.500%	1/12/29	24,070	24,696
	CSX Corp.	3.800%	3/1/28	14,756	14,392
	Cummins Inc.	4.900%	2/20/29	17,190	17,473

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,620
[5]	Daimler Truck Finance North America LLC	5.400%	9/20/28	26,670	27,269
[5,6]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	111,824	110,523
[10]	Deutsche Lufthansa AG	3.000%	5/29/26	4,000	4,263
[10]	Deutsche Lufthansa AG	2.875%	5/16/27	8,100	8,575
	Dover Corp.	3.150%	11/15/25	6,115	5,977
	Emerson Electric Co.	1.800%	10/15/27	19,500	17,944
[5]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	380	387
	FedEx Corp.	3.400%	2/15/28	14,739	14,159
[10]	Fortive Corp.	3.700%	8/15/29	15,600	17,083
[5]	Gates Corp.	6.875%	7/1/29	1,690	1,722
	General Dynamics Corp.	3.500%	4/1/27	29,360	28,588
	General Dynamics Corp.	2.625%	11/15/27	11,880	11,214
[5]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	11.000%	4/15/29	4,565	4,346
[11]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,970
	Hillenbrand Inc.	6.250%	2/15/29	2,665	2,699
[9]	Honeywell International Inc.	4.650%	7/30/27	74,150	74,464
	Honeywell International Inc.	4.875%	9/1/29	33,690	34,216
[10]	Honeywell International Inc.	3.375%	3/1/30	15,600	17,019
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,306	29,903
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,245	2,013
	Ingersoll Rand Inc.	5.197%	6/15/27	53,340	54,036
	Ingersoll Rand Inc.	5.400%	8/14/28	5,960	6,103
	Ingersoll Rand Inc.	5.176%	6/15/29	32,760	33,343
[10]	International Consolidated Airlines Group SA	3.750%	3/25/29	8,000	8,560
	John Deere Capital Corp.	4.500%	1/8/27	14,415	14,427
	John Deere Capital Corp.	2.350%	3/8/27	30,820	29,184
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,274
	John Deere Capital Corp.	4.150%	9/15/27	74,938	74,253
	John Deere Capital Corp.	4.750%	1/20/28	53,080	53,544
	John Deere Capital Corp.	4.500%	1/16/29	39,860	39,896
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,545
	L3Harris Technologies Inc.	5.400%	1/15/27	72,292	73,316
	L3Harris Technologies Inc.	4.400%	6/15/28	554	546
	L3Harris Technologies Inc.	5.050%	6/1/29	48,140	48,697
	Lennox International Inc.	1.700%	8/1/27	6,800	6,216
	Lockheed Martin Corp.	5.100%	11/15/27	16,460	16,772
	Lockheed Martin Corp.	4.450%	5/15/28	23,520	23,514
	Lockheed Martin Corp.	4.500%	2/15/29	37,990	38,061
[13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	32,470	20,090
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	143,908	145,182
[10]	Motability Operations Group plc	3.625%	7/24/29	5,000	5,476
[5]	Mueller Water Products Inc.	4.000%	6/15/29	3,180	2,968
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,753
	Northrop Grumman Corp.	3.200%	2/1/27	67,155	64,917
	Northrop Grumman Corp.	3.250%	1/15/28	101,306	96,784
	Northrop Grumman Corp.	4.600%	2/1/29	132,426	132,363
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,146
	Otis Worldwide Corp.	5.250%	8/16/28	33,685	34,343
[13]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	18,870	12,318
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,602
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,688
	Parker-Hannifin Corp.	3.250%	6/14/29	20,200	18,952
[13]	Qantas Airways Ltd.	4.750%	10/12/26	10,620	6,882
[13]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,788
	Regal Rexnord Corp.	6.050%	4/15/28	12,740	13,048
	Republic Services Inc.	0.875%	11/15/25	14,500	13,761
	Republic Services Inc.	2.900%	7/1/26	4,860	4,695
	Republic Services Inc.	3.375%	11/15/27	19,500	18,758
	Republic Services Inc.	4.875%	4/1/29	24,340	24,577
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	955	892
[5]	Rolls-Royce plc	3.625%	10/14/25	1,695	1,655
[10]	Rolls-Royce plc	4.625%	2/16/26	5,895	6,444
	RTX Corp.	5.000%	2/27/26	13,490	13,528
	RTX Corp.	2.650%	11/1/26	38,533	36,821
	RTX Corp.	5.750%	11/8/26	45,830	46,781
	RTX Corp.	3.500%	3/15/27	38,900	37,744
	RTX Corp.	3.125%	5/4/27	24,137	23,156
	RTX Corp.	4.125%	11/16/28	3,560	3,487
	RTX Corp.	5.750%	1/15/29	29,030	30,284

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ryder System Inc.	1.750%	9/1/26	24,290	22,746
	Ryder System Inc.	2.850%	3/1/27	31,003	29,514
	Ryder System Inc.	5.300%	3/15/27	21,240	21,461
	Ryder System Inc.	5.650%	3/1/28	14,460	14,843
	Ryder System Inc.	5.250%	6/1/28	20,500	20,814
	Ryder System Inc.	6.300%	12/1/28	62,550	66,126
	Ryder System Inc.	5.375%	3/15/29	33,690	34,404
[5]	Sensata Technologies Inc.	6.625%	7/15/32	1,210	1,230
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	14,100	12,819
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,503
	Southwest Airlines Co.	5.125%	6/15/27	56,783	57,051
	Southwest Airlines Co.	3.450%	11/16/27	10,479	9,986
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,613
[5]	TransDigm Inc.	6.750%	8/15/28	1,740	1,774
[5]	TransDigm Inc.	6.375%	3/1/29	7,705	7,852
[10]	Traton Finance Luxembourg SA	4.125%	11/22/25	14,100	15,338
[11]	Traton Finance Luxembourg SA	5.625%	1/16/29	1,300	1,689
[5]	Triumph Group Inc.	9.000%	3/15/28	2,044	2,156
	Tyco Electronics Group SA	4.500%	2/13/26	28,832	28,746
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,837
	Union Pacific Corp.	3.000%	4/15/27	18,214	17,515
[6]	United Airlines Class A Series 2020-1 Pass-Through Trust	5.875%	4/15/29	1,744	1,764
[6]	United Airlines Class B Series 2020-1 Pass-Through Trust	4.875%	7/15/27	4,384	4,326
[5]	United Airlines Inc.	4.625%	4/15/29	2,321	2,194
[5]	Velocity Vehicle Group LLC	8.000%	6/1/29	580	598
[5]	Veralto Corp.	5.500%	9/18/26	36,810	37,145
[5]	Veralto Corp.	5.350%	9/18/28	15,311	15,614
	Waste Management Inc.	3.150%	11/15/27	16,258	15,589
	Waste Management Inc.	1.150%	3/15/28	2,900	2,578
[5]	Watco Cos LLC / Watco Finance Corp.	7.125%	8/1/32	535	548
[5]	WESCO Distribution Inc.	6.375%	3/15/29	2,900	2,941
					3,490,143
Materials (2.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	9,615	9,684
	Albemarle Corp.	4.650%	6/1/27	16,240	16,099
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,901
	ArcelorMittal SA	6.550%	11/29/27	3,226	3,371
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	2,260	1,920
	Berry Global Inc.	1.570%	1/15/26	113,233	107,563
[5]	Berry Global Inc.	4.500%	2/15/26	2,355	2,303
[5]	Berry Global Inc.	4.875%	7/15/26	7,048	6,963
	Berry Global Inc.	1.650%	1/15/27	21,744	20,076
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	46,015	46,051
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	117,445
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	38,500	39,209
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,103
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,570	1,411
	Celanese US Holdings LLC	6.350%	11/15/28	24,060	25,129
[5]	Chemours Co.	5.750%	11/15/28	3,050	2,855
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,055
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	11,800	11,273
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	15,800	14,169
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,421
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	59,124
[9]	Eastman Chemical Co.	5.000%	8/1/29	28,570	28,675
[5]	Element Solutions Inc.	3.875%	9/1/28	4,608	4,274
[5]	First Quantum Minerals Ltd.	9.375%	3/1/29	450	474
	FMC Corp.	5.150%	5/18/26	19,130	19,147
	FMC Corp.	3.200%	10/1/26	12,000	11,519
	Freeport Indonesia PT	4.763%	4/14/27	22,710	22,442
	Freeport-McMoRan Inc.	4.375%	8/1/28	17,528	17,129
[5]	Georgia-Pacific LLC	1.750%	9/30/25	46,755	45,085
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	67,285
[5]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	46,594
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	584
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	1,399	1,369
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	25,508	25,314
[5]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,615	2,454
	LYB International Finance III LLC	1.250%	10/1/25	51,849	49,515

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	5.375%	11/15/28	14,430	14,709
[5]	Newmont Corp. / Newcrest Finance Pty. Ltd.	5.300%	3/15/26	78,580	79,007
[5]	NOVA Chemicals Corp.	4.250%	5/15/29	855	772
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	3,975	4,211
	Nucor Corp.	4.300%	5/23/27	9,700	9,614
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,446
	Nutrien Ltd.	5.200%	6/21/27	38,485	38,876
	Nutrien Ltd.	4.900%	3/27/28	44,319	44,439
	Nutrien Ltd.	4.200%	4/1/29	14,435	14,099
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,983	4,236
[5]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,415	2,418
	Owens Corning	5.500%	6/15/27	18,500	18,853
[5]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	2,405	2,407
	PPG Industries Inc.	1.200%	3/15/26	31,210	29,395
	RPM International Inc.	3.750%	3/15/27	37,821	36,690
[5]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	8,375	8,446
[5]	SNF Group SACA	3.125%	3/15/27	10,495	9,727
[5]	SNF Group SACA	3.375%	3/15/30	2,104	1,810
[5,9]	Standard Industries Inc.	6.500%	8/15/32	835	837
	Westlake Corp.	3.600%	8/15/26	1,657	1,616
	WRKCo Inc.	3.375%	9/15/27	3,050	2,925
					1,240,518
Real Estate (3.7%)
[10]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,205
[11]	Akelius Residential Property AB	2.375%	8/15/25	26,941	33,404
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	8,985
	American Tower Corp.	4.400%	2/15/26	2,356	2,337
	American Tower Corp.	1.600%	4/15/26	67,714	63,917
	American Tower Corp.	1.450%	9/15/26	34,406	32,026
	American Tower Corp.	3.375%	10/15/26	25,308	24,475
[10]	American Tower Corp.	0.450%	1/15/27	19,437	19,634
	American Tower Corp.	2.750%	1/15/27	28,920	27,491
[10]	American Tower Corp.	0.400%	2/15/27	8,744	8,792
	American Tower Corp.	3.550%	7/15/27	10,995	10,591
	American Tower Corp.	3.600%	1/15/28	11,760	11,279
	American Tower Corp.	5.800%	11/15/28	12,978	13,455
	American Tower Corp.	3.950%	3/15/29	34,961	33,640
[10]	Aroundtown SA	0.000%	7/16/26	3,500	3,471
[10]	Aroundtown SA	0.375%	4/15/27	5,700	5,538
[10]	Aroundtown SA	1.625%	1/31/28	1,900	1,855
[10]	Aroundtown SA	1.450%	7/9/28	2,100	2,003
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,790
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,055
	AvalonBay Communities Inc.	1.900%	12/1/28	950	851
[10]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	6,234
[10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	17,900	18,236
[10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	4,700	4,768
[10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	5,500	5,339
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,700	2,850
	Boston Properties LP	2.750%	10/1/26	16,974	16,000
	Boston Properties LP	6.750%	12/1/27	14,500	15,082
	Boston Properties LP	4.500%	12/1/28	4,510	4,331
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,404
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,806	5,272
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,606	7,311
	Camden Property Trust	5.850%	11/3/26	26,940	27,591
	Camden Property Trust	3.150%	7/1/29	10,052	9,338
	COPT Defense Properties LP	2.250%	3/15/26	59,075	56,334
	COPT Defense Properties LP	2.000%	1/15/29	3,387	2,943
	Crown Castle Inc.	4.450%	2/15/26	41,232	40,846
	Crown Castle Inc.	3.700%	6/15/26	56,235	54,878
	Crown Castle Inc.	1.050%	7/15/26	56,719	52,607
	Crown Castle Inc.	4.000%	3/1/27	7,199	7,043
	Crown Castle Inc.	2.900%	3/15/27	19,430	18,472
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,148
	Crown Castle Inc.	5.000%	1/11/28	43,891	44,004
	Crown Castle Inc.	3.800%	2/15/28	8,670	8,347
	CubeSmart LP	4.000%	11/15/25	7,260	7,147
	CubeSmart LP	3.125%	9/1/26	2,680	2,578

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	2.250%	12/15/28	22,360	20,081
	CubeSmart LP	4.375%	2/15/29	12,122	11,850
	Digital Realty Trust LP	3.700%	8/15/27	15,729	15,210
	Digital Realty Trust LP	5.550%	1/15/28	48,500	49,461
	Digital Realty Trust LP	4.450%	7/15/28	4,445	4,378
	Digital Realty Trust LP	3.600%	7/1/29	38,785	36,629
	DOC DR LLC	4.300%	3/15/27	12,027	11,864
	Equinix Inc.	1.450%	5/15/26	9,710	9,126
	Equinix Inc.	2.900%	11/18/26	18,180	17,390
	Equinix Inc.	1.800%	7/15/27	14,550	13,371
	Equinix Inc.	2.000%	5/15/28	9,600	8,665
	ERP Operating LP	2.850%	11/1/26	7,965	7,655
	ERP Operating LP	4.150%	12/1/28	2,740	2,686
	Essex Portfolio LP	3.625%	5/1/27	9,640	9,338
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,844
	Extra Space Storage LP	5.700%	4/1/28	35,178	36,065
	Extra Space Storage LP	4.000%	6/15/29	6,110	5,890
	Federal Realty OP LP	1.250%	2/15/26	13,240	12,483
	Federal Realty OP LP	3.250%	7/15/27	9,677	9,256
	Federal Realty OP LP	3.200%	6/15/29	7,621	7,041
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	18,636
	Healthpeak OP LLC	1.350%	2/1/27	24,300	22,299
[10]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	17,422
	Highwoods Realty LP	3.875%	3/1/27	22,853	21,958
	Highwoods Realty LP	4.125%	3/15/28	8,923	8,500
	Highwoods Realty LP	4.200%	4/15/29	10,016	9,400
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	6,738	6,055
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,606
	Kilroy Realty LP	4.750%	12/15/28	33,847	32,716
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	6,944
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,417
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,173
	Mid-America Apartments LP	1.100%	9/15/26	25,735	23,799
	Mid-America Apartments LP	3.600%	6/1/27	2,618	2,541
	Mid-America Apartments LP	3.950%	3/15/29	17,768	17,243
	NNN REIT Inc.	4.000%	11/15/25	19,893	19,607
	NNN REIT Inc.	4.300%	10/15/28	1,491	1,458
	Omega Healthcare Investors Inc.	5.250%	1/15/26	35,244	35,143
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	4,162
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	9,592
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,866
[5]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	1,355	1,379
	Piedmont Operating Partnership LP	6.875%	7/15/29	15,130	15,410
[10]	Prologis International Funding II SA	3.625%	3/7/30	5,100	5,540
	Prologis LP	3.250%	6/30/26	11,070	10,769
	Prologis LP	2.125%	4/15/27	9,885	9,254
	Prologis LP	3.375%	12/15/27	10,600	10,190
	Prologis LP	4.875%	6/15/28	38,520	38,868
	Prologis LP	3.875%	9/15/28	314	305
	Public Storage Operating Co.	1.500%	11/9/26	17,225	16,062
	Public Storage Operating Co.	1.850%	5/1/28	29,889	27,030
	Public Storage Operating Co.	5.125%	1/15/29	16,690	17,089
	Realty Income Corp.	4.625%	11/1/25	57,806	57,476
	Realty Income Corp.	0.750%	3/15/26	9,020	8,432
	Realty Income Corp.	4.875%	6/1/26	93,847	93,802
	Realty Income Corp.	4.125%	10/15/26	44,580	43,901
[11]	Realty Income Corp.	1.875%	1/14/27	6,214	7,392
	Realty Income Corp.	3.000%	1/15/27	12,520	11,988
	Realty Income Corp.	3.200%	1/15/27	5,350	5,144
[11]	Realty Income Corp.	1.125%	7/13/27	13,900	16,030
	Realty Income Corp.	2.200%	6/15/28	7,220	6,568
	Realty Income Corp.	4.750%	2/15/29	28,840	28,808
	Realty Income Corp.	4.000%	7/15/29	9,620	9,302
[10]	Realty Income Corp.	4.875%	7/6/30	9,458	10,879
	Regency Centers LP	3.600%	2/1/27	1,392	1,352
	Sabra Health Care LP	5.125%	8/15/26	24,249	24,159
	Simon Property Group LP	3.500%	9/1/25	19,840	19,537
	Simon Property Group LP	3.250%	11/30/26	23,542	22,773
	Simon Property Group LP	1.375%	1/15/27	24,250	22,388
	Store Capital LLC	4.500%	3/15/28	5,018	4,849

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sun Communities Operating LP	2.300%	11/1/28	2,452	2,193
	Sun Communities Operating LP	5.500%	1/15/29	28,170	28,591
	UDR Inc.	2.950%	9/1/26	1,500	1,436
	Ventas Realty LP	3.250%	10/15/26	25,055	24,094
	Welltower OP LLC	4.250%	4/1/26	6,180	6,105
	Welltower OP LLC	2.050%	1/15/29	34,210	30,425
	Welltower OP LLC	4.125%	3/15/29	6,627	6,445
[11]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	8,161
					1,999,843
Technology (3.9%)
[5,9]	Amentum Escrow Corp.	7.250%	8/1/32	725	740
	Applied Materials Inc.	4.800%	6/15/29	36,655	37,246
	Atlassian Corp.	5.250%	5/15/29	22,780	23,088
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	71,450	70,044
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	8,025
	Broadcom Inc.	3.150%	11/15/25	39,911	38,994
	Broadcom Inc.	3.459%	9/15/26	31,621	30,768
	Broadcom Inc.	5.050%	7/12/27	72,135	72,794
[5]	Broadcom Inc.	1.950%	2/15/28	18,373	16,735
	Broadcom Inc.	4.110%	9/15/28	55,695	54,599
	Broadcom Inc.	4.750%	4/15/29	22,953	23,026
	Broadcom Inc.	5.050%	7/12/29	72,135	73,063
[5]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	375	386
	Cisco Systems Inc.	4.800%	2/26/27	70,035	70,636
	Cisco Systems Inc.	4.850%	2/26/29	111,930	113,997
[5]	Cloud Software Group Inc.	6.500%	3/31/29	3,390	3,304
[5]	Cloud Software Group Inc.	8.250%	6/30/32	3,755	3,897
	Cotiviti Corp.	7.625%	4/30/31	6,155	6,113
	Dell International LLC / EMC Corp.	6.020%	6/15/26	124,863	126,926
	Dell International LLC / EMC Corp.	4.900%	10/1/26	37,793	37,799
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	7,053
	Dell International LLC / EMC Corp.	5.250%	2/1/28	77,665	79,095
	Dell International LLC / EMC Corp.	5.300%	10/1/29	12,867	13,159
	DXC Technology Co.	1.800%	9/15/26	32,770	30,542
	DXC Technology Co.	2.375%	9/15/28	24,060	21,369
[5]	Entegris Inc.	4.750%	4/15/29	3,880	3,743
	HP Inc.	1.450%	6/17/26	1,828	1,717
	HP Inc.	3.000%	6/17/27	9,830	9,366
	HP Inc.	4.750%	1/15/28	7,110	7,141
	Intel Corp.	4.875%	2/10/26	10,618	10,626
	Intel Corp.	3.750%	3/25/27	5,190	5,079
	Intel Corp.	3.750%	8/5/27	98,440	96,130
	Intel Corp.	4.875%	2/10/28	59,567	60,095
	International Business Machines Corp.	3.300%	5/15/26	114,464	111,795
	International Business Machines Corp.	4.500%	2/6/28	19,270	19,301
	International Business Machines Corp.	3.500%	5/15/29	19,250	18,322
	Juniper Networks Inc.	1.200%	12/10/25	13,730	13,001
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,549
	NXP BV / NXP Funding LLC	5.550%	12/1/28	780	801
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	23,266
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	13,465	13,164
	Oracle Corp.	5.800%	11/10/25	15,140	15,299
	Oracle Corp.	1.650%	3/25/26	130,629	123,892
	Oracle Corp.	2.650%	7/15/26	91,643	87,913
	Oracle Corp.	2.800%	4/1/27	35,092	33,383
	Oracle Corp.	3.250%	11/15/27	19,500	18,639
	Oracle Corp.	2.300%	3/25/28	14,450	13,289
	Oracle Corp.	4.500%	5/6/28	52,590	52,350
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,999
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	85,158
[5]	SS&C Technologies Inc.	5.500%	9/30/27	2,564	2,542
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	61,282
	Teledyne Technologies Inc.	2.250%	4/1/28	22,816	20,864
	Texas Instruments Inc.	4.600%	2/8/29	24,050	24,314
[5]	UKG Inc.	6.875%	2/1/31	2,100	2,157
	VMware LLC	1.400%	8/15/26	78,669	73,386
	VMware LLC	4.650%	5/15/27	3,392	3,376
	VMware LLC	3.900%	8/21/27	17,921	17,420
	VMware LLC	1.800%	8/15/28	68,753	61,287

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Digital Corp.	2.850%	2/1/29	3,850	3,394
	Workday Inc.	3.500%	4/1/27	40,650	39,430
	Workday Inc.	3.700%	4/1/29	9,684	9,271
					2,135,139
Utilities (6.3%)
	AEP Texas Inc.	5.450%	5/15/29	27,165	27,763
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,390
	AES Corp.	5.450%	6/1/28	29,050	29,332
[7,13]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.462%	1/8/26	14,500	9,476
	Alabama Power Co.	3.750%	9/1/27	48,385	47,263
[5]	Alliant Energy Finance LLC	5.400%	6/6/27	14,190	14,391
	Ameren Corp.	3.650%	2/15/26	9,007	8,835
	Ameren Corp.	5.700%	12/1/26	100,910	102,656
	Ameren Corp.	1.950%	3/15/27	26,375	24,546
	Ameren Corp.	1.750%	3/15/28	14,460	13,004
	Ameren Corp.	5.000%	1/15/29	126,010	126,769
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,191
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,753
	American Electric Power Co. Inc.	5.200%	1/15/29	28,680	29,049
[10]	Amprion GmbH	3.450%	9/22/27	14,900	16,191
[13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	23,520	14,230
[13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	9,620	6,092
[5]	Calpine Corp.	4.500%	2/15/28	1,935	1,854
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	20,400	20,800
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	43,760
	CenterPoint Energy Inc.	5.250%	8/10/26	44,760	44,990
	CenterPoint Energy Inc.	5.400%	6/1/29	52,421	53,447
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,794
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	6,025	5,787
	Consumers Energy Co.	4.650%	3/1/28	61,435	61,549
	Consumers Energy Co.	4.600%	5/30/29	31,007	31,050
	Dominion Energy Inc.	1.450%	4/15/26	39,762	37,507
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,317
	Dominion Energy Inc.	4.250%	6/1/28	1,568	1,536
	DTE Energy Co.	2.850%	10/1/26	36,880	35,373
[9]	DTE Energy Co.	4.950%	7/1/27	38,470	38,644
	DTE Energy Co.	4.875%	6/1/28	20,000	20,022
	DTE Energy Co.	5.100%	3/1/29	46,340	46,770
	DTE Energy Co.	3.400%	6/15/29	22,807	21,351
	Duke Energy Carolinas LLC	6.000%	12/1/28	193	203
	Duke Energy Corp.	0.900%	9/15/25	14,385	13,750
	Duke Energy Corp.	5.000%	12/8/25	24,130	24,162
	Duke Energy Corp.	2.650%	9/1/26	21,838	20,889
	Duke Energy Corp.	4.850%	1/5/27	33,630	33,764
	Duke Energy Corp.	3.150%	8/15/27	529	506
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,478
	Duke Energy Corp.	4.300%	3/15/28	24,820	24,452
	Duke Energy Corp.	3.400%	6/15/29	13,470	12,684
[5]	Electricite de France SA	5.700%	5/23/28	8,180	8,414
[5]	Electricite de France SA	4.500%	9/21/28	16,050	15,829
[10]	Elia Transmission Belgium SA	3.000%	4/7/29	5,900	6,306
	Entergy Arkansas LLC	3.500%	4/1/26	9,219	9,035
	Entergy Corp.	0.900%	9/15/25	48,695	46,527
	Entergy Corp.	2.950%	9/1/26	90,000	86,485
	Entergy Corp.	1.900%	6/15/28	10,570	9,499
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	16,165
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,518
	Eversource Energy	4.750%	5/15/26	38,600	38,444
	Eversource Energy	1.400%	8/15/26	21,290	19,799
	Eversource Energy	2.900%	3/1/27	42,422	40,423
	Eversource Energy	4.600%	7/1/27	24,200	24,013
	Eversource Energy	5.450%	3/1/28	40,980	41,660
	Exelon Corp.	3.400%	4/15/26	4,845	4,733
	Exelon Corp.	2.750%	3/15/27	36,944	35,144
	Exelon Corp.	5.150%	3/15/28	67,255	68,082
	Exelon Corp.	5.150%	3/15/29	24,060	24,445
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,704
	FirstEnergy Corp.	3.900%	7/15/27	3,995	3,882
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,691

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	14,460	14,630
	Georgia Power Co.	5.004%	2/23/27	14,030	14,165
	Georgia Power Co.	4.650%	5/16/28	86,760	86,900
	ITC Holdings Corp.	3.250%	6/30/26	9,400	9,110
[5]	ITC Holdings Corp.	4.950%	9/22/27	14,778	14,836
	ITC Holdings Corp.	3.350%	11/15/27	24,269	23,218
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,432
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,728
	National Fuel Gas Co.	5.500%	10/1/26	19,275	19,431
[10]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	20,310	22,152
[11]	National Grid Electricity Distribution plc	3.500%	10/16/26	9,711	12,102
	National Grid plc	5.602%	6/12/28	27,030	27,692
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,282	6,038
[13]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	33,730	19,930
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	24,130	24,293
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	48,030	48,061
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	19,454
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	28,990
[5]	NextEra Energy Operating Partners LP	4.250%	9/15/24	435	432
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	235	225
	NiSource Inc.	5.250%	3/30/28	35,410	35,891
	NiSource Inc.	5.200%	7/1/29	34,640	35,132
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,511
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,498
	NSTAR Electric Co.	3.200%	5/15/27	33,850	32,629
	OGE Energy Corp.	5.450%	5/15/29	12,760	13,063
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,212	9,717
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	42,722
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	97,882
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,947
	Pacific Gas and Electric Co.	5.550%	5/15/29	66,980	68,371
	PacifiCorp	5.100%	2/15/29	13,163	13,346
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	5,081	4,790
	PG&E Recovery Funding LLC	5.045%	7/15/34	21,311	21,660
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	61,286
	Public Service Enterprise Group Inc.	5.875%	10/15/28	57,760	60,021
	Public Service Enterprise Group Inc.	5.200%	4/1/29	36,100	36,702
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	8,392	7,709
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,987
	Southern California Edison Co.	5.350%	3/1/26	5,780	5,819
	Southern California Edison Co.	4.875%	2/1/27	47,480	47,634
	Southern California Edison Co.	5.300%	3/1/28	20,960	21,342
	Southern California Edison Co.	5.650%	10/1/28	21,250	21,945
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,521
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,562
	Southern Co.	5.150%	10/6/25	14,885	14,898
	Southern Co.	3.250%	7/1/26	8,900	8,649
	Southern Co.	5.113%	8/1/27	49,075	49,449
	Southern Co.	1.750%	3/15/28	931	838
	Southern Co.	4.850%	6/15/28	48,190	48,464
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,906
	Southern Power Co.	0.900%	1/15/26	9,700	9,148
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	33,322
	Southwestern Electric Power Co.	4.100%	9/15/28	16,360	15,889
	Tampa Electric Co.	4.900%	3/1/29	28,630	28,951
	Union Electric Co.	2.950%	6/15/27	12,496	11,965
[13]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	14,400	8,475
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,998
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	44,784
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,925
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	18,050
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	14,051
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	6,844	6,789
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,332
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	132,723
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	24,467
	WEC Energy Group Inc.	4.750%	1/15/28	46,799	46,923
	Xcel Energy Inc.	3.350%	12/1/26	20,814	20,093
	Xcel Energy Inc.	1.750%	3/15/27	31,596	29,199
	Xcel Energy Inc.	4.000%	6/15/28	28,930	28,060

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	3,187	3,737
					3,430,759
Total Corporate Bonds (Cost $45,808,362)					45,483,063
Floating Rate Loan Interests (0.2%)
[7]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	7.094%	9/23/30	2,400	2,388
[7,16]	Alterra Mountain Co.	—%	5/31/30	1,925	1,935
[7,16]	Amentum Government Services Holdings LLC	—%	7/30/31	2,900	2,907
[7]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	5,993	6,190
[7]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.709%	2/22/28	547	548
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.694%	8/21/28	1,906	1,898
[7]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.695%	5/10/27	5,363	5,262
[7]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.844%	8/18/28	5,374	5,359
[7]	Clarios Global LP Term Loan B, TSFR1M + 3.000%	7.844%	5/6/30	2,442	2,444
[7]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	9.335%	3/29/29	419	419
[7]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.593%	4/30/31	449	450
[7]	DaVita Inc. Term Loan B-1, TSFR1M + 2.000%	7.344%	5/9/31	2,661	2,656
[7,16]	Emrld Borrower LP	—%	6/18/31	3,380	3,379
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR3M + 4.500%	9.783%	4/23/31	3,908	3,916
[7]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.832%	7/1/31	820	825
[7]	Genesee & Wyoming Inc. Term Loan B, TSFR3M + 2.000%	7.335%	4/10/31	2,405	2,405
[7]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 3.250%	8.597%	5/30/31	3,620	3,628
[7]	GTCR W Merger Sub LLC Term Loan B, TSFR3M + 3.000%	8.335%	1/31/31	965	965
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.844%	2/18/31	1,915	1,919
[7]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.595%	6/20/30	1,920	1,922
[7]	LifePoint Health Inc. Term Loan B, TSFR3M + 4.000%	9.329%	5/14/31	3,850	3,858
[7]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.593%	3/1/29	1,410	1,407
[7]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.097%	10/23/28	4,009	4,020
[7]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.844%	3/28/31	660	662
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.102%	3/27/29	1,301	1,315
[7]	Reynolds Group Holdings Inc. Term Loan B-3, TSFR3M + 2.500%	7.849%	9/25/28	963	965
[7]	Sedgwick Claims Management Services Inc. Term Loan, TSFR3M + 3.000%	8.252%	2/24/28	6,640	6,642
[7]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	7.085%	11/6/28	18,486	18,577
[7]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.085%	9/30/30	2,733	2,735
[7]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	8.085%	3/22/30	1,920	1,926
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.085%	5/6/32	1,300	1,334
[7]	UKG Inc. Term Loan B, TSFR3M + 3.250%	8.555%	2/10/31	3,365	3,374
[7]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.033%	2/24/31	479	480
[7]	W.R. Grace & Co. Conn. Term Loan B, TSFR1M + 3.250%	8.594%	9/22/28	960	964
Total Floating Rate Loan Interests (Cost $98,963)					99,674
Sovereign Bonds (1.8%)
[5]	Airport Authority	4.875%	1/12/26	8,684	8,720
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	8,048
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	19,244
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,941
[10]	Crelan SA	6.000%	2/28/30	4,700	5,529
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,347
	Fondo MIVIVIENDA SA	4.625%	4/12/27	14,839	14,505
	Kingdom of Morocco	2.375%	12/15/27	14,770	13,384
[5]	Kingdom of Saudi Arabia	4.750%	1/16/30	72,245	71,992
[5]	Korea Electric Power Corp.	5.375%	7/31/26	38,520	38,933
[5]	KSA Sukuk Ltd.	5.250%	6/4/27	222,595	225,452
	Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	18,995
[10]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	17,352
	Republic of Chile	3.240%	2/6/28	5,715	5,414
	Republic of Colombia	4.500%	3/15/29	28,880	26,747
	Republic of Hungary	6.125%	5/22/28	7,046	7,236
	Republic of Indonesia	3.500%	1/11/28	4,534	4,334
[10]	Republic of Korea	0.000%	10/15/26	8,743	8,819
	Republic of Panama	4.000%	9/22/24	6,378	6,349
	Republic of Paraguay	5.000%	4/15/26	17,253	17,179
	Republic of Paraguay	4.700%	3/27/27	500	493
	Republic of Peru	4.125%	8/25/27	14,435	14,128
	Republic of Peru	2.844%	6/20/30	44,394	39,645
	Republic of Peru	2.783%	1/23/31	27,083	23,533
	Republic of Serbia	6.250%	5/26/28	10,585	10,826
[5]	Romania	5.250%	11/25/27	19,185	19,071
	Romania	5.250%	11/25/27	10,662	10,590

Short-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romania		6.625%	2/17/28	6,450	6,668
[10]	Romania		6.625%	9/27/29	10,355	12,115
[10]	Romania		1.375%	12/2/29	3,520	3,206
[10]	Romania		2.500%	2/8/30	6,632	6,323
[10]	Romania		1.750%	7/13/30	4,220	3,784
	Sharjah Sukuk Program Ltd.		3.854%	4/3/26	16,074	15,644
[10]	State of Israel		1.500%	1/16/29	5,364	5,184
	State of Israel		5.375%	3/12/29	19,660	19,623
	State of Israel		2.500%	1/15/30	546	469
	State of Israel		5.500%	3/12/34	1,114	1,090
	Sultanate of Oman		4.750%	6/15/26	48,360	47,767
	United Mexican States		3.750%	1/11/28	9,984	9,588
	United Mexican States		5.400%	2/9/28	52,169	52,734
	United Mexican States		4.500%	4/22/29	39,380	38,299
	United Mexican States		5.000%	5/7/29	113,920	113,013
	United Mexican States		2.659%	5/24/31	9,657	8,119
Total Sovereign Bonds (Cost $997,198)						999,432
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	13,409	14,354
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	3,295	3,203
	State Board of Administration Finance Corp. Miscellaneous Revenue		1.705%	7/1/27	22,350	20,644
Total Taxable Municipal Bonds (Cost $39,292)						38,201
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]	Vanguard Market Liquidity Fund (Cost $689,612)		5.390%		6,896,820	689,613
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.315% Annually	WFB	10/21/24	3.315%	165,750	870
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.620% Annually	NGFP	9/11/24	3.620%	171,250	1,422
						2,292
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.065% Annually	WFB	10/21/24	4.065%	248,650	1,078
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.375% Annually	NGFP	9/11/24	4.375%	256,875	69
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	8/21/24	0.525%	1,175,120	940
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	9/18/24	0.500%	1,169,653	2,271
						4,358
Total Options Purchased (Cost $3,694)						6,650
Total Investments (99.8%) (Cost $54,900,151)						54,535,335
Other Assets and Liabilities—Net (0.2%)						119,902
Net Assets (100%)						54,655,237
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $18,076,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,251,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $676,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $40,569,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $5,117,845,000, representing 9.4% of net assets.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.

Short-Term Investment-Grade Fund
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in Australian dollars.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Represents an unsettled loan as of July 31, 2024. The coupon rate is not known until the settlement date.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.915% Annually	WFB	10/21/24	3.915%	248,650	(1,761)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.225% Annually	NGFP	9/11/24	4.225%	256,875	(165)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	9/18/24	0.700%	1,173,780	(436)
Total Options Written (Premiums Received $1,174)					(2,362)
CITNA—Citibank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	85	17,456	6
5-Year U.S. Treasury Note	September 2024	12,203	1,316,589	(2,084)
				(2,078)

Short-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Japanese Government Bond	September 2024	(446)	(424,907)	240
10-Year U.S. Treasury Note	September 2024	(1,082)	(120,981)	(744)
AUD 3-Year Treasury Bond	September 2024	(1,032)	(71,818)	(429)
Euro-Bobl	September 2024	(4,305)	(547,489)	(9,210)
Euro-Schatz	September 2024	(619)	(71,061)	(85)
Long Gilt	September 2024	(377)	(48,087)	(1,067)
Long U.S. Treasury Bond	September 2024	(31)	(3,744)	(137)
Ultra 10-Year U.S. Treasury Note	September 2024	(43)	(4,970)	(165)
				(11,597)
				(13,675)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	9/18/24	AUD	5,214	USD	3,445	—	(31)
Citibank, N.A.	9/18/24	EUR	20,197	USD	21,972	—	(63)
JPMorgan Chase Bank, N.A.	9/18/24	EUR	6,629	USD	7,254	—	(63)
Wells Fargo Bank N.A.	9/18/24	EUR	3,002	USD	3,274	—	(18)
Canadian Imperial Bank of Commerce	9/18/24	GBP	8,885	USD	11,560	—	(133)
Canadian Imperial Bank of Commerce	9/18/24	JPY	425,368	USD	2,707	153	—
Wells Fargo Bank N.A.	9/18/24	JPY	222,719	USD	1,459	39	—
Toronto-Dominion Bank	9/18/24	USD	256,566	AUD	380,983	7,111	—
State Street Bank & Trust Co.	9/18/24	USD	845,337	EUR	774,544	5,152	—
State Street Bank & Trust Co.	9/18/24	USD	7,303	EUR	6,740	—	(8)
UBS AG	9/18/24	USD	6,144	EUR	5,672	—	(8)
UBS AG	9/18/24	USD	5,944	EUR	5,461	20	—
Standard Chartered Bank	9/18/24	USD	1,901	EUR	1,734	20	—
Toronto-Dominion Bank	9/18/24	USD	292,103	GBP	225,430	2,174	—
UBS AG	9/18/24	USD	1,448	GBP	1,128	—	(3)
Canadian Imperial Bank of Commerce	9/18/24	USD	1,904	JPY	284,744	—	(11)
						14,669	(338)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	250,000	5.000	18,761	2,220
iTraxx Europe-S41-V1	6/21/29	EUR	542,000	1.000	12,769	1,441
					31,530	3,661
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	24	7	17	—
American Express Co./A2	12/23/25	GSI	3,270	1.000	42	30	12	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	39	13	26	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	19	(5)	24	—
Chubb INA Holdings LLC/A3	12/23/25	GSI	3,270	1.000	44	34	10	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	40	27	13	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	39	21	18	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	39	26	13	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	39	17	22	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	36	16	20	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	44	5	39	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	36	(1)	37	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	42	28	14	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	41	21	20	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	26	12	14	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	42	28	14	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	38	8	30	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	43	32	11	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	38	21	17	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	41	25	16	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	38	21	17	—
Republic of Chile/A2	6/21/29	JPMC	1,830	1.000	37	37	—	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	38	13	25	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	43	30	13	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	34	20	14	—
					942	486	456	—

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(34)	63	—	(97)
					908	549	456	(97)

1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $18,396,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/23/25	N/A	285,000	5.148[1]	(5.358)[2]	451	451
6/20/25	N/A	870,000	5.105[1]	(5.351)[2]	1,875	1,875
5/26/26	N/A	147,150	5.358[3]	(4.724)[4]	(990)	(990)
6/17/26	N/A	442,000	5.351[3]	(4.699)[4]	(3,328)	(3,328)
7/23/27	N/A	565,000	4.074[4]	(5.344)[3]	2,060	2,060
5/17/28	5/17/27[5]	407,953	3.679[1]	(0.000)[2]	1,203	1,203
5/17/28	5/17/27[5]	401,475	3.701[1]	(0.000)[2]	1,262	1,262

Short-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/24/28	5/24/27[5]	398,236	3.762[1]	(0.000)[2]	1,466	1,466
7/5/29	N/A	58,090	2.530[1]	(0.000)[6]	466	466
7/5/29	N/A	53,590	2.525[1]	(0.000)[6]	418	418
7/5/29	N/A	53,590	2.523[1]	(0.000)[6]	412	412
7/10/29	N/A	68,353	2.491[1]	(0.000)[6]	413	413
7/10/29	N/A	59,460	2.484[1]	(0.000)[6]	341	341
7/15/29	N/A	59,445	2.420[1]	(0.000)[6]	155	155
7/18/29	N/A	59,450	2.449[1]	(0.000)[6]	229	229
7/19/29	N/A	59,445	2.437[1]	(0.000)[6]	194	194
7/23/29	N/A	355,000	5.344[3]	(3.874)[4]	(2,329)	(2,329)
8/1/29	N/A	59,440	2.394[1]	(0.000)[6]	50	50
5/17/34	5/17/29[5]	94,912	0.000[3]	(3.799)[4]	(660)	(660)
5/17/34	5/17/29[5]	93,406	0.000[3]	(3.833)[4]	(773)	(773)
5/24/34	5/24/29[5]	92,653	0.000[3]	(3.865)[4]	(872)	(872)
10/23/34	10/23/24[5]	55,880	0.000[3]	(3.750)[4]	(535)	(535)
10/23/34	10/23/24[5]	55,880	3.754[4]	(0.000)[3]	553	553
7/5/54	N/A	12,770	0.000[6]	(2.522)[1]	(272)	(272)
7/5/54	N/A	11,810	0.000[6]	(2.519)[1]	(244)	(244)
7/5/54	N/A	11,810	0.000[6]	(2.524)[1]	(257)	(257)
7/10/54	N/A	14,700	0.000[6]	(2.510)[1]	(272)	(272)
7/10/54	N/A	12,790	0.000[6]	(2.499)[1]	(207)	(207)
7/15/54	N/A	12,790	0.000[6]	(2.469)[1]	(122)	(122)
7/18/54	N/A	12,780	0.000[6]	(2.501)[1]	(210)	(210)
7/19/54	N/A	12,790	0.000[6]	(2.482)[1]	(156)	(156)
8/1/54	N/A	12,790	0.000[6]	(2.454)[1]	(76)	(76)
					245	245
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $54,210,539)	53,845,722
Affiliated Issuers (Cost $689,612)	689,613
Total Investments in Securities	54,535,335
Investment in Vanguard	1,570
Cash	6,820
Foreign Currency, at Value (Cost $10,304)	10,391
Receivables for Investment Securities Sold	704,502
Receivables for Accrued Income	555,336
Receivables for Capital Shares Issued	28,501
Swap Premiums Paid	555
Variation Margin Receivable—Centrally Cleared Swap Contracts	968
Unrealized Appreciation—Forward Currency Contracts	14,669
Unrealized Appreciation—Over-the-Counter Swap Contracts	456
Other Assets	680
Total Assets	55,859,783
Liabilities
Payables for Investment Securities Purchased	958,688
Payables for Capital Shares Redeemed	210,225
Payables for Distributions	27,504
Payables to Vanguard	2,500
Options Written, at Value (Premiums Received $1,174)	2,362
Swap Premiums Received	6
Variation Margin Payable—Futures Contracts	2,826
Unrealized Depreciation—Forward Currency Contracts	338
Unrealized Depreciation—Over-the-Counter Swap Contracts	97
Total Liabilities	1,204,546
Net Assets	54,655,237
At July 31, 2024, net assets consisted of:

Paid-in Capital	58,447,529
Total Distributable Earnings (Loss)	(3,792,292)
Net Assets	54,655,237

Investor Shares—Net Assets
Applicable to 596,019,474 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,148,677
Net Asset Value Per Share—Investor Shares	$10.32

Admiral Shares—Net Assets
Applicable to 3,566,438,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,792,162
Net Asset Value Per Share—Admiral Shares	$10.32

Institutional Shares—Net Assets
Applicable to 1,135,530,210 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,714,398
Net Asset Value Per Share—Institutional Shares	$10.32

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	1,122,054
Total Income	1,122,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,288
Management and Administrative—Investor Shares	5,548
Management and Administrative—Admiral Shares	14,943
Management and Administrative—Institutional Shares	3,036
Marketing and Distribution—Investor Shares	136
Marketing and Distribution—Admiral Shares	939
Marketing and Distribution—Institutional Shares	208
Custodian Fees	213
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—Admiral Shares	178
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	15
Other Expenses	10
Total Expenses	28,583
Expenses Paid Indirectly	(165)
Net Expenses	28,418
Net Investment Income	1,093,636
Realized Net Gain (Loss)
Investment Securities Sold[1]	(380,598)
Futures Contracts	43,319
Options Purchased	(20,307)
Options Written	6,183
Swap Contracts	13,102
Forward Currency Contracts	(7,367)
Foreign Currencies	2,923
Realized Net Gain (Loss)	(342,745)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	740,219
Futures Contracts	(7,929)
Options Purchased	7,849
Options Written	(2,247)
Swap Contracts	992
Forward Currency Contracts	8,372
Foreign Currencies	170
Change in Unrealized Appreciation (Depreciation)	747,426
Net Increase (Decrease) in Net Assets Resulting from Operations	1,498,317
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,874,000, $47,000, and ($37,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,093,636	1,823,054
Realized Net Gain (Loss)	(342,745)	(1,170,303)
Change in Unrealized Appreciation (Depreciation)	747,426	2,019,988
Net Increase (Decrease) in Net Assets Resulting from Operations	1,498,317	2,672,739
Distributions
Investor Shares	(123,806)	(202,974)
Admiral Shares	(757,276)	(1,295,060)
Institutional Shares	(235,388)	(372,392)
Total Distributions	(1,116,470)	(1,870,426)
Capital Share Transactions
Investor Shares	(214,537)	(304,790)
Admiral Shares	(968,332)	(4,883,993)
Institutional Shares	1,770,773	(1,839,710)
Net Increase (Decrease) from Capital Share Transactions	587,904	(7,028,493)
Total Increase (Decrease)	969,751	(6,226,180)
Net Assets
Beginning of Period	53,685,486	59,911,666
End of Period	54,655,237	53,685,486

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80	$10.50
Investment Operations
Net Investment Income[1]	.200	.314	.194	.161	.233	.297
Net Realized and Unrealized Gain (Loss) on Investments	.084	.159	(.534)	(.341)	.225	.304
Total from Investment Operations	.284	.473	(.340)	(.180)	.458	.601
Distributions
Dividends from Net Investment Income	(.204)	(.323)	(.200)	(.171)	(.238)	(.301)
Distributions from Realized Capital Gains	—	—	—	(.039)	—	—
Total Distributions	(.204)	(.323)	(.200)	(.210)	(.238)	(.301)
Net Asset Value, End of Period	$10.32	$10.24	$10.09	$10.63	$11.02	$10.80
Total Return[2]	2.82%	4.79%	-3.18%	-1.66%	4.29%	5.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,149	$6,322	$6,532	$8,400	$8,617	$8,179
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.95%	3.13%	1.92%	1.47%	2.14%	2.78%
Portfolio Turnover Rate[4]	34%	70%	77%	65%	89%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 0%, 3%, 11%, 3%, 13%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80	$10.50
Investment Operations
Net Investment Income[1]	.205	.323	.204	.171	.244	.308
Net Realized and Unrealized Gain (Loss) on Investments	.084	.160	(.534)	(.341)	.225	.304
Total from Investment Operations	.289	.483	(.330)	(.170)	.469	.612
Distributions
Dividends from Net Investment Income	(.209)	(.333)	(.210)	(.181)	(.249)	(.312)
Distributions from Realized Capital Gains	—	—	—	(.039)	—	—
Total Distributions	(.209)	(.333)	(.210)	(.220)	(.249)	(.312)
Net Asset Value, End of Period	$10.32	$10.24	$10.09	$10.63	$11.02	$10.80
Total Return[2]	2.87%	4.90%	-3.09%	-1.56%	4.39%	5.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,792	$37,509	$41,848	$54,200	$51,282	$44,211
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.05%	3.22%	2.01%	1.57%	2.23%	2.88%
Portfolio Turnover Rate[4]	34%	70%	77%	65%	89%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 0%, 3%, 11%, 3%, 13%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80	$10.50
Investment Operations
Net Investment Income[1]	.207	.326	.207	.175	.246	.311
Net Realized and Unrealized Gain (Loss) on Investments	.084	.160	(.534)	(.341)	.226	.304
Total from Investment Operations	.291	.486	(.327)	(.166)	.472	.615
Distributions
Dividends from Net Investment Income	(.211)	(.336)	(.213)	(.185)	(.252)	(.315)
Distributions from Realized Capital Gains	—	—	—	(.039)	—	—
Total Distributions	(.211)	(.336)	(.213)	(.224)	(.252)	(.315)
Net Asset Value, End of Period	$10.32	$10.24	$10.09	$10.63	$11.02	$10.80
Total Return	2.88%	4.93%	-3.06%	-1.53%	4.42%	5.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,714	$9,855	$11,531	$14,101	$14,267	$10,830
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.08%	3.25%	2.05%	1.60%	2.25%	2.91%
Portfolio Turnover Rate[3]	34%	70%	77%	65%	89%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Includes 0%, 3%, 11%, 3%, 13%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2024, counterparties had deposited in segregated accounts cash of $620,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.

Short-Term Investment-Grade Fund
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2024, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled,

Short-Term Investment-Grade Fund
the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The average amount of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

Short-Term Investment-Grade Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,570,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $165,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,632,742	—	4,632,742
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,585,960	—	2,585,960
Corporate Bonds	—	45,483,062	1	45,483,063
Floating Rate Loan Interests	—	99,674	—	99,674
Sovereign Bonds	—	999,432	—	999,432
Taxable Municipal Bonds	—	38,201	—	38,201
Temporary Cash Investments	689,613	—	—	689,613
Options Purchased	—	6,650	—	6,650
Total	689,613	53,845,721	1	54,535,335
Derivative Financial Instruments
Assets
Futures Contracts[1]	246	—	—	246
Forward Currency Contracts	—	14,669	—	14,669
Swap Contracts	15,209[1]	456	—	15,665
Total	15,455	15,125	—	30,580
Liabilities
Options Written	—	2,362	—	2,362
Futures Contracts[1]	13,921	—	—	13,921
Forward Currency Contracts	—	338	—	338
Swap Contracts	11,303[1]	97	—	11,400
Total	25,224	2,797	—	28,021
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	3,439	—	3,211	6,650
Swap Premiums Paid	—	—	555	555
Unrealized Appreciation—Futures Contracts[1]	246	—	—	246
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	11,548	—	3,661	15,209
Unrealized Appreciation—Forward Currency Contracts	—	14,669	—	14,669
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	456	456
Total Assets	15,233	14,669	7,883	37,785

Options Written, at Value	1,926	—	436	2,362
Swap Premiums Received	—	—	6	6
Unrealized Depreciation—Futures Contracts[1]	13,921	—	—	13,921
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	11,303	—	—	11,303
Unrealized Depreciation—Forward Currency Contracts	—	338	—	338
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	97	97
Total Liabilities	27,150	338	539	28,027
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Short-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	43,319	—	—	43,319
Options Purchased	(3,506)	—	(16,801)	(20,307)
Options Written	3,077	—	3,106	6,183
Swap Contracts	(2,891)	—	15,993	13,102
Forward Currency Contracts	—	(7,367)	—	(7,367)
Realized Net Gain (Loss) on Derivatives	39,999	(7,367)	2,298	34,930
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(7,929)	—	—	(7,929)
Options Purchased	3,439	—	4,410	7,849
Options Written	(1,926)	—	(321)	(2,247)
Swap Contracts	245	—	747	992
Forward Currency Contracts	—	8,372	—	8,372
Change in Unrealized Appreciation (Depreciation) on Derivatives	(6,171)	8,372	4,836	7,037
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,858,238
Gross Unrealized Appreciation	581,703
Gross Unrealized Depreciation	(901,498)
Net Unrealized Appreciation (Depreciation)	(319,795)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $3,118,885,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2024, the fund purchased $12,912,546,000 of investment securities and sold $13,826,669,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,877,872,000 and $4,468,084,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	152,792	15,001	730,553	72,791
Issued in Lieu of Cash Distributions	117,126	11,493	190,872	18,998
Redeemed	(484,455)	(47,569)	(1,226,215)	(122,371)
Net Increase (Decrease)—Investor Shares	(214,537)	(21,075)	(304,790)	(30,582)
Admiral Shares
Issued	3,309,138	324,881	6,859,776	683,238
Issued in Lieu of Cash Distributions	621,590	60,994	1,050,829	104,606
Redeemed	(4,899,060)	(480,898)	(12,794,598)	(1,275,713)
Net Increase (Decrease)—Admiral Shares	(968,332)	(95,023)	(4,883,993)	(487,869)
Institutional Shares
Issued	2,530,333	248,121	2,516,904	250,688
Issued in Lieu of Cash Distributions	215,025	21,098	336,484	33,509
Redeemed	(974,585)	(95,665)	(4,693,098)	(465,582)
Net Increase (Decrease)—Institutional Shares	1,770,773	173,554	(1,839,710)	(181,385)

Short-Term Investment-Grade Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (6.6%)
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	141,023
	United States Treasury Note/Bond	1.250%	4/30/28	75,000	67,875
	United States Treasury Note/Bond	1.250%	9/30/28	110,000	98,588
	United States Treasury Note/Bond	1.875%	2/28/29	65,000	59,394
	United States Treasury Note/Bond	2.375%	3/31/29	75,000	69,961
	United States Treasury Note/Bond	2.625%	7/31/29	40,000	37,625
	United States Treasury Note/Bond	4.000%	10/31/29	30,000	30,075
	United States Treasury Note/Bond	3.500%	1/31/30	150,492	147,106
	United States Treasury Note/Bond	3.625%	3/31/30	75,000	73,734
	United States Treasury Note/Bond	3.500%	4/30/30	115,635	112,925
[1]	United States Treasury Note/Bond	3.750%	5/31/30	70,771	69,997
[2]	United States Treasury Note/Bond	3.750%	6/30/30	231,530	228,998
	United States Treasury Note/Bond	4.000%	7/31/30	90,490	90,688
	United States Treasury Note/Bond	4.125%	8/31/30	120,000	121,050
[3]	United States Treasury Note/Bond	4.625%	9/30/30	295,353	305,921
	United States Treasury Note/Bond	1.625%	5/15/31	65,124	56,108
[2,4]	United States Treasury Note/Bond	1.250%	8/15/31	150,000	125,086
	United States Treasury Note/Bond	1.375%	11/15/31	50,000	41,797
	United States Treasury Note/Bond	1.875%	2/15/32	100,000	86,281
	United States Treasury Note/Bond	3.500%	2/15/33	150,000	144,258
	United States Treasury Note/Bond	3.875%	8/15/33	150,000	148,031
Total U.S. Government and Agency Obligations (Cost $2,254,177)					2,256,521
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.336%	9/15/48	360	319
[5,6]	BANK Class A4 Series 2022-BNK40	3.393%	3/15/64	17,024	15,324
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	18,680	17,855
[5]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	38,790	40,839
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,482
[5,6]	BBCMS Mortagage Trust Class A5 Series 2022-C16	4.600%	6/15/55	9,480	9,276
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	2,034
[5]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	7,114	6,086
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,100
[5,6]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	2,600	2,947
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	7,170	7,392
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	13,230	14,075
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,677
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,154
[5]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/56	2,600	2,697
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,265
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	20,280	19,564
[5]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	21,840	23,665
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	33,100	34,521
[5]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	43,830	46,078
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,242
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	820	769
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	712
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	1,350	1,218
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	896
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	388
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	914
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	900	778
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.256%	9/15/50	1,000	864
[5,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	651	613
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,529
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.348%	8/15/48	960	797
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,620	3,243
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.510%	9/10/47	4,615	3,786
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	910	706

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	246	229
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	144
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.983%	7/15/46	1,830	1,506
[5,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,622
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,600
[5,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,213	2,924
[5,6]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	16,150	17,342
[5,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,584
[5,7]	Subway Funding LLC Class A23 Series 2024-1A	6.505%	7/30/54	8,840	9,186
[5,7]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/54	10,020	10,350
[5,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,143
[5,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	198
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	921	859
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	997
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,259
[5,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,070	3,582
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	624	604
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,101
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	733
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $346,775)					338,768
Corporate Bonds (88.4%)
Communications (6.1%)
[7]	AMC Networks Inc.	10.250%	1/15/29	243	240
	AT&T Inc.	4.300%	2/15/30	68,644	67,129
	AT&T Inc.	2.750%	6/1/31	52,000	45,510
	AT&T Inc.	2.250%	2/1/32	95,281	79,377
	AT&T Inc.	2.550%	12/1/33	29,970	24,531
	AT&T Inc.	5.400%	2/15/34	13,344	13,624
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	10,000	10,025
	Booking Holdings Inc.	4.625%	4/13/30	35,630	35,757
[8]	Booking Holdings Inc.	4.750%	11/15/34	6,100	7,273
[7]	British Telecommunications plc	3.250%	11/8/29	30,000	28,032
	British Telecommunications plc	9.625%	12/15/30	6,194	7,711
[7]	Cable One Inc.	4.000%	11/15/30	503	387
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	2,270	2,123
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	7,580	6,784
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	225	191
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,758
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	34,341	27,115
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	29,971	30,931
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	7,295	6,990
	Comcast Corp.	2.650%	2/1/30	15,290	13,838
	Comcast Corp.	3.400%	4/1/30	65,765	61,667
	Comcast Corp.	4.250%	10/15/30	6,753	6,601
	Comcast Corp.	1.950%	1/15/31	32,500	27,445
	Comcast Corp.	1.500%	2/15/31	7,672	6,293
	Comcast Corp.	5.500%	11/15/32	17,605	18,372
	Comcast Corp.	5.300%	6/1/34	34,000	34,790
[7]	CSC Holdings LLC	11.750%	1/31/29	640	578
[7]	CSC Holdings LLC	3.375%	2/15/31	1,465	974
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,722	70,945
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,000	6,313
	Discovery Communications LLC	3.625%	5/15/30	18,276	16,129
[7]	DISH Network Corp.	11.750%	11/15/27	1,865	1,865
	Electronic Arts Inc.	1.850%	2/15/31	34,437	28,870
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,621
	Expedia Group Inc.	2.950%	3/15/31	7,278	6,457
	Fox Corp.	3.500%	4/8/30	14,000	13,028
	Fox Corp.	6.500%	10/13/33	74,108	79,489
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	1,520	1,463
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	958	863
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	681	713
[7]	Gray Television Inc.	7.000%	5/15/27	495	480
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	361
[7]	Level 3 Financing Inc.	4.625%	9/15/27	316	208
[7]	Level 3 Financing Inc.	4.250%	7/1/28	545	297
[7]	Level 3 Financing Inc.	3.875%	11/15/29	540	251
[7]	Level 3 Financing Inc.	10.500%	5/15/30	350	360
	Meta Platforms Inc.	3.850%	8/15/32	50,635	48,012

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Netflix Inc.	5.375%	11/15/29	11,561	11,945
[7]	Netflix Inc.	4.875%	6/15/30	52,505	53,075
[10]	Netflix Inc.	4.900%	8/15/34	50,650	50,923
[7]	News Corp.	5.125%	2/15/32	4,840	4,597
[7]	Nexstar Media Inc.	4.750%	11/1/28	1,700	1,563
[7]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,161
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,937
	Omnicom Group Inc.	2.600%	8/1/31	29,000	25,049
	Orange SA	9.000%	3/1/31	21,803	26,463
	Orange SA	5.375%	1/13/42	2,500	2,461
[7]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	615	644
	Paramount Global	4.950%	1/15/31	42,267	38,439
	Paramount Global	4.200%	5/19/32	27,322	23,228
	Rogers Communications Inc.	3.800%	3/15/32	83,539	76,358
	Rogers Communications Inc.	5.300%	2/15/34	45,014	45,122
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	523	253
[7]	Scripps Escrow Inc.	5.875%	7/15/27	2,088	1,450
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	1,810	1,575
	Sprint Capital Corp.	8.750%	3/15/32	89,820	109,449
[7]	Sunrise FinCo I BV	4.875%	7/15/31	1,620	1,468
	T-Mobile USA Inc.	3.875%	4/15/30	134,735	128,505
	T-Mobile USA Inc.	2.550%	2/15/31	17,145	14,883
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	28,277
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	50,497
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	22,228
	T-Mobile USA Inc.	2.700%	3/15/32	5,000	4,285
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	15,168
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	27,161
	T-Mobile USA Inc.	5.150%	4/15/34	24,830	24,976
[7]	Univision Communications Inc.	8.000%	8/15/28	1,120	1,126
[7]	Univision Communications Inc.	4.500%	5/1/29	110	96
[7]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,772
[7]	Univision Communications Inc.	8.500%	7/31/31	915	906
	Verizon Communications Inc.	4.016%	12/3/29	52,000	50,245
	Verizon Communications Inc.	3.150%	3/22/30	30,626	28,242
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,444
	Verizon Communications Inc.	1.680%	10/30/30	19,550	16,281
	Verizon Communications Inc.	1.750%	1/20/31	45,139	37,339
	Verizon Communications Inc.	2.550%	3/21/31	110,107	95,365
	Verizon Communications Inc.	2.355%	3/15/32	106,142	88,801
	Verizon Communications Inc.	4.500%	8/10/33	10,000	9,602
[7]	Virgin Media Finance plc	5.000%	7/15/30	1,125	948
[7]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,948
	Walt Disney Co.	2.000%	9/1/29	20,664	18,288
	Walt Disney Co.	2.650%	1/13/31	24,000	21,362
	Warnermedia Holdings Inc.	4.279%	3/15/32	78,745	68,303
[7]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	7,105
					2,109,084
Consumer Discretionary (4.5%)
[7]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	4,770	4,822
[7]	Amer Sports Co.	6.750%	2/16/31	350	347
	American Axle & Manufacturing Inc.	5.000%	10/1/29	712	652
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	675	638
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	785	710
	American Honda Finance Corp.	4.600%	4/17/30	49,420	49,477
	American Honda Finance Corp.	5.050%	7/10/31	21,990	22,259
	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,439
	AutoZone Inc.	4.000%	4/15/30	14,868	14,266
	AutoZone Inc.	1.650%	1/15/31	24,357	20,021
	AutoZone Inc.	4.750%	8/1/32	15,000	14,728
	AutoZone Inc.	5.400%	7/15/34	22,500	22,763
[8]	Ayvens SA	4.000%	1/24/31	11,400	12,576
[7]	BMW US Capital LLC	2.550%	4/1/31	19,659	17,198
[7]	Builders FirstSource Inc.	6.375%	3/1/34	1,495	1,508
[7]	Caesars Entertainment Inc.	6.500%	2/15/32	395	400
[7]	Carnival Corp.	6.000%	5/1/29	6,310	6,292
[7]	Churchill Downs Inc.	5.750%	4/1/30	6,790	6,653
[7]	Clarios Global LP	6.750%	5/15/25	300	300
[7]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,428	2,450

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dana Inc.	4.250%	9/1/30	1,380	1,218
	Dana Inc.	4.500%	2/15/32	613	534
	eBay Inc.	2.700%	3/11/30	11,017	9,925
	eBay Inc.	2.600%	5/10/31	15,000	13,023
	eBay Inc.	6.300%	11/22/32	5,790	6,254
[7]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,928
[7]	ERAC USA Finance LLC	5.200%	10/30/34	25,740	26,124
	Ford Motor Co.	9.625%	4/22/30	140	165
	Ford Motor Co.	3.250%	2/12/32	40,757	34,244
	Ford Motor Co.	6.100%	8/19/32	40,000	40,493
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	22,431
	Ford Motor Credit Co. LLC	4.000%	11/13/30	53,000	48,131
	Ford Motor Credit Co. LLC	6.050%	3/5/31	20,000	20,298
	Ford Motor Credit Co. LLC	3.625%	6/17/31	20,000	17,524
	Ford Motor Credit Co. LLC	7.122%	11/7/33	20,405	21,789
[7]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	443	450
	General Motors Co.	5.400%	10/15/29	10,000	10,138
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	50,938
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,777
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	25,998
	General Motors Financial Co. Inc.	5.750%	2/8/31	38,210	39,114
	General Motors Financial Co. Inc.	2.700%	6/10/31	20,580	17,432
	General Motors Financial Co. Inc.	5.600%	6/18/31	25,000	25,281
	General Motors Financial Co. Inc.	3.100%	1/12/32	43,856	37,737
	General Motors Financial Co. Inc.	6.400%	1/9/33	23,075	24,371
	General Motors Financial Co. Inc.	6.100%	1/7/34	57,000	58,740
	General Motors Financial Co. Inc.	5.950%	4/4/34	30,000	30,562
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,493	2,350
[7]	Hanesbrands Inc.	9.000%	2/15/31	538	569
	Home Depot Inc.	1.375%	3/15/31	10,000	8,162
	Home Depot Inc.	4.850%	6/25/31	41,740	42,313
	Home Depot Inc.	1.875%	9/15/31	32,630	27,231
	Home Depot Inc.	3.250%	4/15/32	26,820	24,408
	Home Depot Inc.	4.950%	6/25/34	39,640	40,019
	Hyatt Hotels Corp.	5.500%	6/30/34	16,605	16,629
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,017	978
[7]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,448
[7]	Lithia Motors Inc.	4.375%	1/15/31	1,330	1,199
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	446
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	25,280
	Lowe's Cos. Inc.	2.625%	4/1/31	32,000	27,942
	Lowe's Cos. Inc.	3.750%	4/1/32	25,090	23,271
	Marriott International Inc.	4.625%	6/15/30	39,345	39,032
	Marriott International Inc.	2.850%	4/15/31	35,554	31,167
	Marriott International Inc.	3.500%	10/15/32	19,000	16,929
	Marriott International Inc.	5.300%	5/15/34	16,000	16,127
	McDonald's Corp.	3.600%	7/1/30	8,000	7,564
[7]	Melco Resorts Finance Ltd.	7.625%	4/17/32	1,310	1,304
[7]	Mercedes-Benz Finance North America LLC	5.050%	8/3/33	12,000	12,080
[7]	Mercedes-Benz Finance North America LLC	5.000%	1/11/34	8,000	7,969
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	490	496
	MGM Resorts International	6.500%	4/15/32	750	753
[7]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	1,255	1,274
[7]	NCL Corp. Ltd.	8.125%	1/15/29	2,010	2,135
[7]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	1,095
	Newell Brands Inc.	6.625%	9/15/29	1,463	1,470
	Newell Brands Inc.	6.875%	4/1/36	305	292
	Newell Brands Inc.	7.000%	4/1/46	2,000	1,759
[7]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	495	513
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	8,450
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,878
[8]	Robert Bosch GmbH	4.000%	6/2/35	2,000	2,231
[7]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,598	1,691
[7]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	312	327
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	150	150
[7]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	750	770
	Starbucks Corp.	2.250%	3/12/30	13,250	11,669
	Starbucks Corp.	2.550%	11/15/30	34,866	30,785
	Starbucks Corp.	4.900%	2/15/31	20,000	20,255
	Starbucks Corp.	4.800%	2/15/33	25,000	24,908

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Station Casinos LLC	6.625%	3/15/32	455	460
[7]	Studio City Finance Ltd.	5.000%	1/15/29	855	759
	Tapestry Inc.	7.700%	11/27/30	13,185	13,969
	Tapestry Inc.	3.050%	3/15/32	7,000	5,811
	Tapestry Inc.	7.850%	11/27/33	10,300	10,979
	TJX Cos. Inc.	3.875%	4/15/30	4,686	4,538
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	6,044
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	23,495
	Toyota Motor Credit Corp.	5.550%	11/20/30	37,295	39,133
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,152
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,765	20,192
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,805
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,817
	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	17,122
[7]	Vail Resorts Inc.	6.500%	5/15/32	2,030	2,078
[7]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	19,800	21,219
[7]	Volkswagen Group of America Finance LLC	5.900%	9/12/33	15,000	15,580
[7]	Wynn Macau Ltd.	5.625%	8/26/28	255	241
[7]	Wynn Macau Ltd.	5.125%	12/15/29	600	549
					1,530,379
Consumer Staples (5.1%)
	Altria Group Inc.	3.400%	5/6/30	61,525	56,905
	Altria Group Inc.	2.450%	2/4/32	67,090	55,673
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,200	4,276
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	47,336
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	17,538
[7]	B&G Foods Inc.	8.000%	9/15/28	635	648
	BAT Capital Corp.	3.462%	9/6/29	40,690	37,877
	BAT Capital Corp.	4.906%	4/2/30	16,723	16,658
	BAT Capital Corp.	6.343%	8/2/30	30,000	31,960
	BAT Capital Corp.	5.834%	2/20/31	34,010	35,275
	BAT Capital Corp.	2.726%	3/25/31	99,404	86,060
	BAT Capital Corp.	4.742%	3/16/32	21,850	21,196
	BAT Capital Corp.	7.750%	10/19/32	18,000	20,714
	BAT Capital Corp.	6.421%	8/2/33	42,915	46,059
	BAT Capital Corp.	6.000%	2/20/34	20,000	20,804
	BAT Capital Corp.	4.758%	9/6/49	5,000	4,084
	BAT Capital Corp.	7.081%	8/2/53	10,000	11,095
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	6,200	7,245
[8]	British American Tobacco plc	3.750%	Perpetual	3,200	3,202
	Brown-Forman Corp.	4.750%	4/15/33	8,620	8,633
	Campbell Soup Co.	2.375%	4/24/30	19,700	17,386
	Campbell Soup Co.	5.400%	3/21/34	24,270	24,677
[7]	Cargill Inc.	4.750%	4/24/33	7,145	7,117
[7]	Cencosud SA	5.950%	5/28/31	8,730	8,833
	Colgate-Palmolive Co.	4.600%	3/1/33	7,049	7,083
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,506
	Constellation Brands Inc.	2.250%	8/1/31	24,709	20,785
	Constellation Brands Inc.	4.900%	5/1/33	7,115	7,019
	Costco Wholesale Corp.	1.600%	4/20/30	12,729	10,931
[7]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	345	354
	Diageo Capital plc	2.000%	4/29/30	11,765	10,251
	Diageo Capital plc	5.500%	1/24/33	11,755	12,342
	Dollar General Corp.	3.500%	4/3/30	29,752	27,651
	Dollar General Corp.	5.000%	11/1/32	10,000	9,961
[7]	Energizer Holdings Inc.	4.375%	3/31/29	3,800	3,506
	Haleon US Capital LLC	3.375%	3/24/29	14,015	13,252
	Haleon US Capital LLC	3.625%	3/24/32	20,320	18,653
	Hershey Co.	4.500%	5/4/33	8,555	8,500
	Hormel Foods Corp.	1.800%	6/11/30	16,695	14,374
	J M Smucker Co.	2.125%	3/15/32	9,915	8,149
	J M Smucker Co.	6.200%	11/15/33	16,162	17,446
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	43,710	43,738
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	37,820	38,124
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	32,003	34,402
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.625%	1/15/32	32,000	28,079
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.000%	5/15/32	42,775	35,859
[7]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,120	1,151
	Kellanova	2.100%	6/1/30	23,264	20,100

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.000%	3/22/30	34,940	35,787
	Kenvue Inc.	4.900%	3/22/33	40,000	40,352
	Keurig Dr Pepper Inc.	3.200%	5/1/30	21,496	19,812
	Keurig Dr Pepper Inc.	2.250%	3/15/31	13,000	11,039
	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,000	6,109
	Keurig Dr Pepper Inc.	4.050%	4/15/32	21,860	20,758
	Keurig Dr Pepper Inc.	5.300%	3/15/34	9,940	10,113
	Kraft Heinz Foods Co.	3.750%	4/1/30	22,419	21,372
	Kroger Co.	2.200%	5/1/30	16,478	14,336
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,420
[7]	Mars Inc.	4.650%	4/20/31	14,265	14,178
[7]	Mars Inc.	4.750%	4/20/33	28,310	28,143
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,063
	McCormick & Co. Inc.	4.950%	4/15/33	15,000	15,039
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,691
	Mondelez International Inc.	1.500%	2/4/31	26,471	21,633
[7]	Performance Food Group Inc.	4.250%	8/1/29	525	486
	Philip Morris International Inc.	5.625%	11/17/29	30,015	31,316
	Philip Morris International Inc.	5.125%	2/15/30	80,590	81,934
	Philip Morris International Inc.	2.100%	5/1/30	19,800	17,203
	Philip Morris International Inc.	5.500%	9/7/30	46,700	48,375
	Philip Morris International Inc.	1.750%	11/1/30	24,300	20,355
[8]	Philip Morris International Inc.	3.750%	1/15/31	9,200	10,120
	Philip Morris International Inc.	5.125%	2/13/31	61,690	62,551
	Philip Morris International Inc.	5.750%	11/17/32	34,219	35,754
	Philip Morris International Inc.	5.375%	2/15/33	57,325	58,448
	Philip Morris International Inc.	5.625%	9/7/33	15,000	15,516
	Philip Morris International Inc.	5.250%	2/13/34	34,825	35,084
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,609
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	4,063
[7]	Post Holdings Inc.	6.250%	2/15/32	600	609
	Procter & Gamble Co.	4.550%	1/29/34	30,000	30,150
	Sysco Corp.	2.400%	2/15/30	13,391	11,856
	Target Corp.	2.650%	9/15/30	6,067	5,507
[7]	United Natural Foods Inc.	6.750%	10/15/28	1,227	1,120
					1,758,368
Energy (8.6%)
[7]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	675	689
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	915	940
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	500	519
	Boardwalk Pipelines LP	3.400%	2/15/31	6,837	6,110
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,402
	BP Capital Markets America Inc.	3.633%	4/6/30	11,351	10,811
	BP Capital Markets America Inc.	1.749%	8/10/30	34,931	29,730
	BP Capital Markets America Inc.	2.721%	1/12/32	65,740	57,117
	BP Capital Markets America Inc.	4.812%	2/13/33	52,000	51,538
	BP Capital Markets America Inc.	4.893%	9/11/33	15,000	14,935
	Canadian Natural Resources Ltd.	2.950%	7/15/30	33,970	30,453
	Canadian Natural Resources Ltd.	7.200%	1/15/32	16,118	18,067
	Canadian Natural Resources Ltd.	6.450%	6/30/33	11,935	12,752
	Cenovus Energy Inc.	2.650%	1/15/32	36,257	30,593
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	58,499	55,355
	Cheniere Energy Partners LP	4.000%	3/1/31	27,083	25,077
	Cheniere Energy Partners LP	3.250%	1/31/32	98,052	85,430
	Cheniere Energy Partners LP	5.950%	6/30/33	36,065	37,400
[7]	Civitas Resources Inc.	8.625%	11/1/30	258	279
[7]	Civitas Resources Inc.	8.750%	7/1/31	423	455
[7]	CNX Resources Corp.	7.375%	1/15/31	828	855
[7]	CNX Resources Corp.	7.250%	3/1/32	495	511
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	17,890	18,068
[7]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	6,000	6,274
	ConocoPhillips Co.	5.050%	9/15/33	20,000	20,270
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,515	1,515
	DCP Midstream Operating LP	3.250%	2/15/32	25,665	22,421
[7]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	838	893
	Diamondback Energy Inc.	3.500%	12/1/29	55,846	52,524
	Diamondback Energy Inc.	5.150%	1/30/30	45,000	45,707
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	31,153
	Diamondback Energy Inc.	6.250%	3/15/33	42,000	44,850

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	5.400%	4/18/34	34,540	34,963
[7]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,044
[7]	DT Midstream Inc.	4.375%	6/15/31	1,790	1,650
	Ecopetrol SA	8.625%	1/19/29	7,351	7,799
	Ecopetrol SA	6.875%	4/29/30	10,864	10,627
	Ecopetrol SA	4.625%	11/2/31	930	772
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	31,054
	Enbridge Inc.	3.125%	11/15/29	15,998	14,740
	Enbridge Inc.	6.200%	11/15/30	56,760	60,629
	Enbridge Inc.	5.700%	3/8/33	27,000	27,877
	Enbridge Inc.	5.625%	4/5/34	45,000	45,996
	Energy Transfer LP	4.150%	9/15/29	37,887	36,598
	Energy Transfer LP	3.750%	5/15/30	10,487	9,878
	Energy Transfer LP	6.400%	12/1/30	52,195	56,117
	Energy Transfer LP	5.750%	2/15/33	54,210	55,794
	Energy Transfer LP	6.550%	12/1/33	53,840	58,281
	Energy Transfer LP	5.550%	5/15/34	20,000	20,259
[7]	Eni SpA	5.500%	5/15/34	25,000	25,489
	Enterprise Products Operating LLC	2.800%	1/31/30	22,078	20,135
	Enterprise Products Operating LLC	5.350%	1/31/33	17,135	17,694
	Enterprise Products Operating LLC	6.875%	3/1/33	8,660	9,811
	Enterprise Products Operating LLC	4.850%	1/31/34	30,910	30,804
	EOG Resources Inc.	4.375%	4/15/30	19,262	19,132
	EQM Midstream Partners LP	5.500%	7/15/28	1,938	1,928
[7]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,114
	EQT Corp.	7.000%	2/1/30	5,000	5,414
[7]	EQT Corp.	3.625%	5/15/31	18,000	16,218
	Equinor ASA	3.950%	5/15/43	3,191	2,693
[7]	FS Luxembourg Sarl	8.875%	2/12/31	200	196
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	21,368
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	380	388
	Halliburton Co.	2.920%	3/1/30	21,241	19,404
	Helmerich & Payne Inc.	2.900%	9/29/31	35,625	30,419
	Hess Corp.	7.300%	8/15/31	23,738	26,935
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	804
	KazMunayGas National Co. JSC	3.500%	4/14/33	2,096	1,735
	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,643
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,140
	Kinder Morgan Inc.	4.800%	2/1/33	32,555	31,532
[7]	Kinetik Holdings LP	5.875%	6/15/30	170	168
	Marathon Oil Corp.	5.700%	4/1/34	25,000	26,043
	MPLX LP	2.650%	8/15/30	31,530	27,839
	MPLX LP	4.950%	9/1/32	5,000	4,894
	MPLX LP	5.000%	3/1/33	24,800	24,268
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,580
	Occidental Petroleum Corp.	8.875%	7/15/30	46,000	53,933
	Occidental Petroleum Corp.	6.625%	9/1/30	99,442	106,405
	Occidental Petroleum Corp.	6.125%	1/1/31	43,477	45,436
	Occidental Petroleum Corp.	7.500%	5/1/31	22,195	24,952
	Occidental Petroleum Corp.	5.375%	1/1/32	18,865	19,086
	Occidental Petroleum Corp.	5.550%	10/1/34	17,205	17,353
	ONEOK Inc.	3.400%	9/1/29	19,767	18,484
	ONEOK Inc.	3.100%	3/15/30	6,129	5,598
	ONEOK Inc.	3.250%	6/1/30	3,607	3,309
	ONEOK Inc.	5.800%	11/1/30	24,915	26,032
	ONEOK Inc.	6.350%	1/15/31	8,757	9,301
	ONEOK Inc.	6.100%	11/15/32	26,679	28,173
	ONEOK Inc.	6.050%	9/1/33	25,330	26,651
	Ovintiv Inc.	8.125%	9/15/30	3,000	3,443
	Ovintiv Inc.	7.200%	11/1/31	4,750	5,209
	Ovintiv Inc.	7.375%	11/1/31	15,232	16,839
[7]	Permian Resources Operating LLC	7.000%	1/15/32	4,595	4,755
[7,10]	Permian Resources Operating LLC	6.250%	2/1/33	440	443
	Petroleos del Peru SA	4.750%	6/19/32	3,920	2,942
	Petroleos del Peru SA	5.625%	6/19/47	6,505	4,186
	Petroleos Mexicanos	4.500%	1/23/26	1,870	1,795
	Petroleos Mexicanos	6.875%	8/4/26	1,705	1,684
	Petroleos Mexicanos	6.500%	3/13/27	14,840	14,290
	Petronas Capital Ltd.	3.500%	4/21/30	32,432	30,433
	Phillips 66	2.150%	12/15/30	8,800	7,537

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	3.150%	12/15/29	21,299	19,641
	Phillips 66 Co.	5.250%	6/15/31	28,460	29,016
	Phillips 66 Co.	5.300%	6/30/33	20,000	20,223
	Pioneer Natural Resources Co.	1.900%	8/15/30	54,250	46,573
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,625	29,757
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	15,618
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	10,921	11,093
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	104,155	102,138
	Saudi Arabian Oil Co.	2.250%	11/24/30	6,000	5,121
[7]	Schlumberger Holdings Corp.	5.000%	11/15/29	6,775	6,854
	Schlumberger Investment SA	5.000%	6/1/34	35,000	35,267
	Shell International Finance BV	2.375%	11/7/29	14,118	12,720
	Shell International Finance BV	2.750%	4/6/30	40,535	36,959
	Suncor Energy Inc.	7.150%	2/1/32	25,141	28,070
[7]	Sunoco LP	7.250%	5/1/32	1,520	1,580
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	1,050	995
	Targa Resources Corp.	4.200%	2/1/33	11,509	10,586
	Targa Resources Corp.	6.125%	3/15/33	24,500	25,765
	Targa Resources Corp.	6.500%	3/30/34	49,825	53,947
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	40,937	39,764
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	48,238	44,023
	TotalEnergies Capital International SA	2.829%	1/10/30	2,345	2,150
	TotalEnergies Capital SA	5.150%	4/5/34	15,000	15,337
	TransCanada PipeLines Ltd.	4.100%	4/15/30	110,221	106,132
	TransCanada PipeLines Ltd.	2.500%	10/12/31	37,311	32,073
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	22,170
[7]	Transocean Inc.	8.250%	5/15/29	331	338
[7]	Transocean Inc.	8.750%	2/15/30	1,051	1,106
[7]	Transocean Inc.	8.500%	5/15/31	1,490	1,526
[7]	Valaris Ltd.	8.375%	4/30/30	1,160	1,215
	Valero Energy Corp.	2.800%	12/1/31	17,000	14,723
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,901
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	617
[7]	Venture Global LNG Inc.	9.500%	2/1/29	2,638	2,934
[7]	Venture Global LNG Inc.	8.375%	6/1/31	517	543
[7]	Venture Global LNG Inc.	9.875%	2/1/32	1,395	1,548
[7]	Viper Energy Inc.	7.375%	11/1/31	763	801
[7]	Vital Energy Inc.	7.875%	4/15/32	650	661
	Western Midstream Operating LP	4.050%	2/1/30	10,000	9,506
	Williams Cos. Inc.	3.500%	11/15/30	20,000	18,534
	Williams Cos. Inc.	7.500%	1/15/31	3,660	4,125
	Williams Cos. Inc.	2.600%	3/15/31	60,025	51,905
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,636
	Williams Cos. Inc.	4.650%	8/15/32	29,500	28,683
[7]	Yinson Boronia Production BV	8.947%	7/31/42	11,510	11,687
					2,955,389
Financials (30.3%)
[8]	ABN AMRO Bank NV	3.875%	1/15/32	10,000	11,023
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	35,000	36,966
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	59,465	52,373
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	20,645	17,802
	Affiliated Managers Group Inc.	3.300%	6/15/30	15,223	13,902
	Aflac Inc.	3.600%	4/1/30	10,000	9,435
	Air Lease Corp.	3.250%	10/1/29	2,000	1,846
	Air Lease Corp.	3.000%	2/1/30	24,670	22,365
	Air Lease Corp.	3.125%	12/1/30	5,298	4,750
	Air Lease Corp.	5.200%	7/15/31	10,000	9,996
	Air Lease Corp.	2.875%	1/15/32	1,773	1,519
	Alleghany Corp.	3.625%	5/15/30	9,928	9,450
[8]	Allianz SE	4.597%	9/7/38	3,400	3,778
	Allstate Corp.	1.450%	12/15/30	11,903	9,721
	Allstate Corp.	5.250%	3/30/33	86,682	88,414
	Allstate Corp.	5.350%	6/1/33	10,000	10,259
	Ally Financial Inc.	8.000%	11/1/31	25,000	28,157
	American Express Co.	6.489%	10/30/31	20,000	21,731
	American Express Co.	4.989%	5/26/33	10,000	9,905
	American Express Co.	5.625%	7/28/34	16,409	16,838
	American Express Co.	5.915%	4/25/35	44,075	45,887
	American Express Co.	5.284%	7/26/35	106,515	107,779

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	3.400%	6/30/30	6,138	5,686
	American International Group Inc.	5.125%	3/27/33	15,000	15,112
[7]	AmWINS Group Inc.	6.375%	2/15/29	910	923
[7]	AmWINS Group Inc.	4.875%	6/30/29	235	221
	Aon Corp.	2.800%	5/15/30	7,426	6,683
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	6,500	5,378
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,973
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	11,670	11,641
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	28,523	29,007
	Aon North America Inc.	5.300%	3/1/31	35,000	35,643
	Aon North America Inc.	5.450%	3/1/34	20,000	20,402
	Ares Capital Corp.	3.200%	11/15/31	2,000	1,685
	Arthur J Gallagher & Co.	5.500%	3/2/33	8,700	8,914
	Arthur J Gallagher & Co.	6.500%	2/15/34	12,000	13,020
	Athene Holding Ltd.	3.500%	1/15/31	6,561	5,958
	Athene Holding Ltd.	5.875%	1/15/34	30,156	30,670
	Athene Holding Ltd.	6.250%	4/1/54	2,000	2,037
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.392%	1/16/34	5,000	3,315
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.704%	5/16/33	5,113	3,449
	AXA SA	8.600%	12/15/30	10,468	12,435
[8]	AXA SA	3.625%	1/10/33	6,200	6,961
	Banco Santander SA	2.749%	12/3/30	27,133	23,183
	Banco Santander SA	5.439%	7/15/31	40,000	40,508
	Banco Santander SA	3.225%	11/22/32	5,000	4,250
	Banco Santander SA	6.921%	8/8/33	29,040	31,089
	Banco Santander SA	6.938%	11/7/33	42,700	47,832
	Bank of America Corp.	2.884%	10/22/30	32,946	29,888
	Bank of America Corp.	2.496%	2/13/31	37,013	32,641
	Bank of America Corp.	2.592%	4/29/31	45,990	40,612
	Bank of America Corp.	1.898%	7/23/31	53,792	45,315
	Bank of America Corp.	1.922%	10/24/31	49,206	41,224
	Bank of America Corp.	2.651%	3/11/32	53,320	46,133
	Bank of America Corp.	2.687%	4/22/32	73,107	63,287
	Bank of America Corp.	2.299%	7/21/32	68,325	57,372
	Bank of America Corp.	2.572%	10/20/32	51,630	43,907
	Bank of America Corp.	2.972%	2/4/33	80,945	70,119
	Bank of America Corp.	4.571%	4/27/33	92,690	89,530
	Bank of America Corp.	5.015%	7/22/33	25,750	25,722
	Bank of America Corp.	5.288%	4/25/34	65,520	66,113
	Bank of America Corp.	5.872%	9/15/34	60,750	63,755
	Bank of America Corp.	5.468%	1/23/35	70,000	71,524
	Bank of America Corp.	2.482%	9/21/36	27,908	22,808
	Bank of America Corp.	3.846%	3/8/37	38,000	34,114
	Bank of America Corp.	4.083%	3/20/51	10,000	8,226
	Bank of Montreal	5.511%	6/4/31	50,000	51,547
	Bank of Montreal	3.088%	1/10/37	17,000	14,207
	Bank of New York Mellon Corp.	5.060%	7/22/32	100,000	101,227
	Bank of New York Mellon Corp.	4.289%	6/13/33	19,466	18,548
	Bank of New York Mellon Corp.	5.834%	10/25/33	57,578	60,906
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	35,239
	Bank of New York Mellon Corp.	4.967%	4/26/34	85,537	85,279
	Bank of New York Mellon Corp.	6.474%	10/25/34	53,572	59,016
	Bank of New York Mellon Corp.	5.188%	3/14/35	72,960	73,586
	Bank of Nova Scotia	2.150%	8/1/31	3,972	3,349
	Bank of Nova Scotia	2.450%	2/2/32	5,500	4,668
	Bank of Nova Scotia	5.650%	2/1/34	20,000	20,823
	Bank of Nova Scotia	4.588%	5/4/37	15,000	13,838
[8]	Banque Federative du Credit Mutuel SA	4.750%	11/10/31	2,400	2,765
	Barclays plc	2.645%	6/24/31	15,000	13,079
	Barclays plc	2.667%	3/10/32	17,000	14,497
	Barclays plc	2.894%	11/24/32	17,000	14,464
	Barclays plc	5.746%	8/9/33	16,100	16,468
	Barclays plc	7.437%	11/2/33	65,583	74,049
	Barclays plc	6.224%	5/9/34	25,000	26,301
	Barclays plc	7.119%	6/27/34	24,900	26,876
	Barclays plc	6.692%	9/13/34	5,000	5,422
	Barclays plc	3.564%	9/23/35	13,075	11,536
	BlackRock Funding Inc.	5.000%	3/14/34	20,880	21,220
	BlackRock Funding Inc.	5.350%	1/8/55	16,670	16,716
	BlackRock Inc.	1.900%	1/28/31	20,000	16,927

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	4.750%	5/25/33	30,575	30,608
	Block Inc.	3.500%	6/1/31	285	247
[7]	Block Inc.	6.500%	5/15/32	1,775	1,806
[7]	Blue Owl Finance LLC	6.250%	4/18/34	19,900	20,450
[8]	BNP Paribas SA	4.750%	11/13/32	2,300	2,643
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	443	466
[8]	BPCE SA	4.500%	1/13/33	12,600	14,387
[7]	BPCE SA	5.936%	5/30/35	12,000	12,236
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,590
	Brown & Brown Inc.	2.375%	3/15/31	9,294	7,808
	Brown & Brown Inc.	4.200%	3/17/32	13,000	12,091
	Brown & Brown Inc.	5.650%	6/11/34	21,065	21,331
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	25,000	26,552
	Capital One Financial Corp.	7.624%	10/30/31	50,960	56,958
	Capital One Financial Corp.	2.359%	7/29/32	23,000	18,275
	Capital One Financial Corp.	2.618%	11/2/32	24,315	20,203
	Capital One Financial Corp.	5.817%	2/1/34	49,000	49,558
	Capital One Financial Corp.	6.377%	6/8/34	73,251	76,747
	Capital One Financial Corp.	6.051%	2/1/35	10,000	10,280
	Capital One Financial Corp.	5.884%	7/26/35	100,860	102,289
	Cboe Global Markets Inc.	1.625%	12/15/30	7,719	6,455
	Cboe Global Markets Inc.	3.000%	3/16/32	8,342	7,371
	Charles Schwab Corp.	2.750%	10/1/29	6,625	6,027
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,179
	Charles Schwab Corp.	2.300%	5/13/31	5,000	4,278
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,839
	Charles Schwab Corp.	5.853%	5/19/34	35,555	36,880
	Charles Schwab Corp.	6.136%	8/24/34	67,840	71,858
	Chubb INA Holdings Inc.	1.375%	9/15/30	7,048	5,878
	Chubb INA Holdings LLC	5.000%	3/15/34	38,450	38,881
[10]	Citibank NA	4.838%	8/6/29	16,000	16,084
	Citibank NA	5.570%	4/30/34	86,038	89,529
	Citigroup Inc.	2.976%	11/5/30	35,076	31,874
	Citigroup Inc.	2.666%	1/29/31	37,659	33,504
	Citigroup Inc.	4.412%	3/31/31	48,000	46,609
	Citigroup Inc.	2.572%	6/3/31	51,648	45,301
	Citigroup Inc.	2.561%	5/1/32	47,000	40,078
	Citigroup Inc.	6.625%	6/15/32	10,383	11,284
	Citigroup Inc.	3.057%	1/25/33	47,394	41,153
	Citigroup Inc.	3.785%	3/17/33	51,244	46,728
	Citigroup Inc.	4.910%	5/24/33	21,013	20,656
	Citigroup Inc.	6.270%	11/17/33	48,000	51,378
	Citigroup Inc.	6.174%	5/25/34	43,570	45,127
	Citizens Financial Group Inc.	6.645%	4/25/35	14,000	14,917
	CNA Financial Corp.	2.050%	8/15/30	12,000	10,247
	CNO Financial Group Inc.	6.450%	6/15/34	30,000	30,712
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.353%	4/14/32	5,000	3,319
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.541%	10/25/33	8,200	5,469
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	7.078%	11/9/32	5,000	3,407
	Corebridge Financial Inc.	3.900%	4/5/32	67,210	61,741
[7]	Corebridge Financial Inc.	6.050%	9/15/33	35,000	36,757
	Corebridge Financial Inc.	5.750%	1/15/34	25,000	25,731
	Credit Suisse USA LLC	7.125%	7/15/32	22,888	25,801
[8]	Crelan SA	5.250%	1/23/32	8,500	9,822
[8]	Danske Bank A/S	4.125%	1/10/31	4,400	4,944
	Deutsche Bank AG	5.882%	7/8/31	7,000	7,005
	Deutsche Bank AG	3.547%	9/18/31	20,000	18,037
	Deutsche Bank AG	3.729%	1/14/32	18,200	15,772
	Deutsche Bank AG	3.742%	1/7/33	24,200	20,378
	Deutsche Bank AG	7.079%	2/10/34	27,000	28,025
	Discover Bank	2.700%	2/6/30	23,788	20,931
	Enstar Group Ltd.	3.100%	9/1/31	13,500	11,143
	Equifax Inc.	3.100%	5/15/30	27,000	24,667
	Equifax Inc.	2.350%	9/15/31	10,000	8,438
	Equitable Holdings Inc.	5.594%	1/11/33	21,981	22,707
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,797
	Fifth Third Bancorp	5.631%	1/29/32	24,483	24,879
	Fifth Third Bancorp	4.337%	4/25/33	10,000	9,312
	Fiserv Inc.	2.650%	6/1/30	36,950	32,933
	Fiserv Inc.	5.350%	3/15/31	20,000	20,519

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Fiserv Inc.	4.500%	5/24/31	8,900	10,152
	Fiserv Inc.	5.625%	8/21/33	20,000	20,714
[7]	Five Corners Funding Trust III	5.791%	2/15/33	30,000	31,256
	Franklin Resources Inc.	1.600%	10/30/30	15,000	12,432
	GATX Corp.	4.000%	6/30/30	4,093	3,896
	GATX Corp.	1.900%	6/1/31	25,000	20,440
	GATX Corp.	3.500%	6/1/32	15,985	14,196
	GATX Corp.	6.050%	3/15/34	7,000	7,340
[7]	GGAM Finance Ltd.	8.000%	6/15/28	520	551
[7]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	16,843
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	43,662	48,757
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	10,000	10,083
	Global Payments Inc.	2.900%	5/15/30	21,675	19,285
	Global Payments Inc.	2.900%	11/15/31	35,000	29,986
	Global Payments Inc.	5.400%	8/15/32	5,000	5,000
	Goldman Sachs Group Inc.	2.600%	2/7/30	42,416	37,943
	Goldman Sachs Group Inc.	1.992%	1/27/32	38,460	31,900
	Goldman Sachs Group Inc.	2.615%	4/22/32	60,000	51,589
	Goldman Sachs Group Inc.	2.383%	7/21/32	49,261	41,433
	Goldman Sachs Group Inc.	2.650%	10/21/32	52,450	44,625
	Goldman Sachs Group Inc.	3.102%	2/24/33	29,600	25,862
	Goldman Sachs Group Inc.	6.561%	10/24/34	20,000	21,948
	Goldman Sachs Group Inc.	5.851%	4/25/35	30,000	31,339
[8]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	4,900	4,398
[8]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	2,300	2,529
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,276
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	415	416
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	595	593
	HSBC Holdings plc	4.950%	3/31/30	12,320	12,397
	HSBC Holdings plc	3.973%	5/22/30	21,000	20,004
	HSBC Holdings plc	2.848%	6/4/31	47,495	42,031
	HSBC Holdings plc	2.357%	8/18/31	23,560	20,147
[8]	HSBC Holdings plc	4.787%	3/10/32	4,800	5,521
	HSBC Holdings plc	5.733%	5/17/32	118,375	121,270
	HSBC Holdings plc	2.804%	5/24/32	58,067	49,727
	HSBC Holdings plc	2.871%	11/22/32	32,000	27,251
	HSBC Holdings plc	4.762%	3/29/33	18,000	17,066
	HSBC Holdings plc	5.402%	8/11/33	10,000	10,095
	HSBC Holdings plc	8.113%	11/3/33	30,000	34,647
	HSBC Holdings plc	6.254%	3/9/34	15,000	15,989
	HSBC Holdings plc	6.547%	6/20/34	29,380	31,029
	HSBC Holdings plc	7.399%	11/13/34	68,100	75,627
[8]	HSBC Holdings plc	4.599%	3/22/35	10,200	11,300
[7]	HUB International Ltd.	7.250%	6/15/30	1,330	1,373
[7]	HUB International Ltd.	7.375%	1/31/32	350	360
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,789
	Huntington Bancshares Inc.	5.023%	5/17/33	32,950	31,792
	Huntington Bancshares Inc.	5.709%	2/2/35	117,308	118,540
	Huntington National Bank	5.650%	1/10/30	14,600	14,922
	ING Groep NV	6.114%	9/11/34	25,000	26,390
	Intercontinental Exchange Inc.	2.100%	6/15/30	24,270	21,082
	Intercontinental Exchange Inc.	5.250%	6/15/31	21,130	21,745
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,400	18,685
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	17,150
[9]	Intesa Sanpaolo SpA	6.625%	5/31/33	4,600	6,340
[8]	JAB Holdings BV	5.000%	6/12/33	4,800	5,650
	Jefferies Financial Group Inc.	4.150%	1/23/30	10,440	9,938
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	6,039
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	20,633
	Jefferies Financial Group Inc.	6.200%	4/14/34	30,000	31,129
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	73,397
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	14,824
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	28,288
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	40,984
	JPMorgan Chase & Co.	1.764%	11/19/31	39,000	32,487
	JPMorgan Chase & Co.	1.953%	2/4/32	33,570	28,005
	JPMorgan Chase & Co.	2.580%	4/22/32	43,590	37,567
	JPMorgan Chase & Co.	2.545%	11/8/32	55,000	46,897
	JPMorgan Chase & Co.	2.963%	1/25/33	86,430	75,272
	JPMorgan Chase & Co.	4.586%	4/26/33	58,130	56,430

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.912%	7/25/33	78,750	78,221
	JPMorgan Chase & Co.	5.350%	6/1/34	70,000	71,280
	JPMorgan Chase & Co.	6.254%	10/23/34	55,000	59,519
	JPMorgan Chase & Co.	5.336%	1/23/35	66,400	67,502
	JPMorgan Chase & Co.	5.766%	4/22/35	65,000	68,075
	JPMorgan Chase & Co.	5.294%	7/22/35	107,868	109,386
	JPMorgan Chase & Co.	3.328%	4/22/52	25,720	18,732
	Kemper Corp.	3.800%	2/23/32	5,000	4,378
	KeyBank NA	4.900%	8/8/32	10,000	9,246
	KeyBank NA	5.000%	1/26/33	6,000	5,679
	KeyCorp	4.789%	6/1/33	7,900	7,397
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	1,974	1,875
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	1,145	1,171
	Lloyds Banking Group plc	4.976%	8/11/33	20,000	19,608
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	10,041
	LPL Holdings Inc.	6.000%	5/20/34	19,275	19,429
	M&T Bank Corp.	6.082%	3/13/32	93,727	95,613
	M&T Bank Corp.	5.053%	1/27/34	20,500	19,578
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	7.054%	6/7/32	3,070	2,074
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	16,308
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	19,176
	MetLife Inc.	6.500%	12/15/32	9,856	10,930
	MetLife Inc.	5.375%	7/15/33	17,690	18,237
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	33,715
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	16,540	16,989
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	46,195
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,796
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	2,000	1,907
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	16,318
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,151
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	38,000	38,849
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,592
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	17,184
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	25,890
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	17,083
	Morgan Stanley	2.699%	1/22/31	51,418	45,921
	Morgan Stanley	3.622%	4/1/31	56,573	52,992
	Morgan Stanley	1.794%	2/13/32	47,634	39,034
	Morgan Stanley	1.928%	4/28/32	40,000	32,885
	Morgan Stanley	2.239%	7/21/32	52,078	43,495
	Morgan Stanley	2.511%	10/20/32	40,000	33,761
	Morgan Stanley	2.943%	1/21/33	30,000	25,981
	Morgan Stanley	4.889%	7/20/33	68,354	67,415
	Morgan Stanley	6.342%	10/18/33	60,993	65,976
	Morgan Stanley	5.250%	4/21/34	50,805	51,053
	Morgan Stanley	5.424%	7/21/34	54,420	55,232
	Morgan Stanley	6.627%	11/1/34	33,210	36,597
	Morgan Stanley	5.466%	1/18/35	78,020	79,459
[8]	Morgan Stanley	3.955%	3/21/35	7,900	8,702
	Morgan Stanley	5.831%	4/19/35	95,000	99,302
	Morgan Stanley	5.320%	7/19/35	110,920	111,795
	Morgan Stanley	2.484%	9/16/36	30,000	24,335
	Morgan Stanley	5.297%	4/20/37	30,652	30,073
	Morgan Stanley	5.948%	1/19/38	42,820	43,681
	Morgan Stanley	5.942%	2/7/39	2,000	2,027
	Morgan Stanley	4.375%	1/22/47	10,000	8,827
	Nasdaq Inc.	1.650%	1/15/31	21,156	17,414
	Nasdaq Inc.	5.550%	2/15/34	51,350	52,666
[7]	National Australia Bank Ltd.	5.181%	6/11/34	30,000	30,571
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	399	372
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	501	511
	NatWest Group plc	6.016%	3/2/34	15,000	15,789
	NatWest Group plc	5.778%	3/1/35	10,080	10,401
	NatWest Group plc	3.032%	11/28/35	15,000	12,976
	Navient Corp.	9.375%	7/25/30	473	504
	Nomura Holdings Inc.	3.103%	1/16/30	14,947	13,485
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	21,628
	Nomura Holdings Inc.	2.608%	7/14/31	16,000	13,475
	Nomura Holdings Inc.	5.783%	7/3/34	44,675	45,926
	Northern Trust Corp.	6.125%	11/2/32	15,000	16,156

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nuveen LLC	5.850%	4/15/34	15,000	15,425
	OneMain Finance Corp.	7.875%	3/15/30	1,010	1,053
	OneMain Finance Corp.	4.000%	9/15/30	1,055	923
	ORIX Corp.	2.250%	3/9/31	5,217	4,428
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	880	903
	PayPal Holdings Inc.	2.300%	6/1/30	10,092	8,899
	PayPal Holdings Inc.	5.150%	6/1/34	45,000	45,453
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	14,686	15,595
	PNC Bank NA	2.700%	10/22/29	28,415	25,398
	PNC Financial Services Group Inc.	2.307%	4/23/32	10,000	8,450
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	9,540
	PNC Financial Services Group Inc.	6.037%	10/28/33	68,750	72,427
	PNC Financial Services Group Inc.	5.068%	1/24/34	27,580	27,234
	PNC Financial Services Group Inc.	5.939%	8/18/34	45,360	47,607
	PNC Financial Services Group Inc.	6.875%	10/20/34	116,126	129,284
	PNC Financial Services Group Inc.	5.676%	1/22/35	55,725	57,464
	PNC Financial Services Group Inc.	5.401%	7/23/35	30,000	30,313
	Principal Financial Group Inc.	2.125%	6/15/30	10,000	8,579
	Principal Financial Group Inc.	5.375%	3/15/33	5,000	5,101
	Principal Financial Group Inc.	5.500%	3/15/53	7,838	7,700
	Progressive Corp.	3.200%	3/26/30	14,172	13,151
	Progressive Corp.	4.950%	6/15/33	24,500	24,759
	Prudential Financial Inc.	3.700%	10/1/50	6,495	5,699
	Prudential Financial Inc.	5.125%	3/1/52	12,000	11,270
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,345
	Prudential Financial Inc.	6.750%	3/1/53	20,000	20,612
	Prudential Financial Inc.	6.500%	3/15/54	10,670	10,883
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,664
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	15,290	15,484
[9]	Rothesay Life plc	7.734%	5/16/33	800	1,105
	Royal Bank of Canada	5.150%	2/1/34	20,000	20,316
	S&P Global Inc.	2.500%	12/1/29	9,438	8,546
	S&P Global Inc.	1.250%	8/15/30	6,750	5,602
	S&P Global Inc.	2.900%	3/1/32	20,438	18,065
	Santander Holdings USA Inc.	6.342%	5/31/35	10,000	10,253
	State Street Corp.	4.421%	5/13/33	22,000	21,235
	State Street Corp.	4.821%	1/26/34	26,240	25,946
	State Street Corp.	5.159%	5/18/34	10,000	10,113
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,768
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	25,249	26,236
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	29,381
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	25,595
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	25,000	26,159
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,400	9,317
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	49,700	50,869
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	9,500	7,898
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,697
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	35,000	36,056
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	18,215	18,977
	Synchrony Financial	2.875%	10/28/31	12,000	9,884
	Toronto-Dominion Bank	3.200%	3/10/32	14,152	12,572
	Truist Bank	2.250%	3/11/30	24,140	20,630
	Truist Financial Corp.	1.950%	6/5/30	8,419	7,165
	Truist Financial Corp.	4.916%	7/28/33	11,373	10,760
	Truist Financial Corp.	6.123%	10/28/33	13,125	13,735
	Truist Financial Corp.	5.122%	1/26/34	20,020	19,634
	Truist Financial Corp.	5.867%	6/8/34	6,000	6,192
[7]	UBS Group AG	6.537%	8/12/33	42,000	45,122
	US Bancorp	1.375%	7/22/30	20,571	17,044
[8]	US Bancorp	4.009%	5/21/32	22,100	24,292
	US Bancorp	2.677%	1/27/33	5,000	4,232
	US Bancorp	4.967%	7/22/33	40,420	38,904
	US Bancorp	5.850%	10/21/33	96,770	100,326
	US Bancorp	4.839%	2/1/34	54,265	52,662
	US Bancorp	5.836%	6/12/34	82,590	85,768
	US Bancorp	5.678%	1/23/35	61,025	62,650
	US Bancorp	2.491%	11/3/36	7,250	5,830
[7]	USI Inc.	7.500%	1/15/32	350	362
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,508
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	2
[11]	Wells Fargo & Co.	4.000%	4/27/27	8,972	5,743
	Wells Fargo & Co.	2.879%	10/30/30	57,532	52,070
	Wells Fargo & Co.	2.572%	2/11/31	47,900	42,403
	Wells Fargo & Co.	4.478%	4/4/31	33,500	32,751
	Wells Fargo & Co.	3.350%	3/2/33	69,630	61,774
	Wells Fargo & Co.	4.897%	7/25/33	40,000	39,308
	Wells Fargo & Co.	5.389%	4/24/34	67,000	67,797
	Wells Fargo & Co.	5.557%	7/25/34	62,415	63,853
	Wells Fargo & Co.	6.491%	10/23/34	51,575	56,173
	Wells Fargo & Co.	4.611%	4/25/53	5,000	4,436
	Westpac Banking Corp.	5.405%	8/10/33	10,000	10,002
	Westpac Banking Corp.	6.820%	11/17/33	25,000	27,526
	Westpac Banking Corp.	4.110%	7/24/34	11,175	10,530
	Westpac Banking Corp.	2.668%	11/15/35	20,000	16,867
	Willis North America Inc.	2.950%	9/15/29	10,000	9,116
	Willis North America Inc.	5.350%	5/15/33	15,000	15,056
					10,377,190
Health Care (9.1%)
	AbbVie Inc.	3.200%	11/21/29	101,974	95,645
	AbbVie Inc.	4.950%	3/15/31	86,345	87,985
	AbbVie Inc.	5.050%	3/15/34	58,750	59,845
	Adventist Health System	5.757%	12/1/34	15,000	15,326
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	9,109
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,337
	Amgen Inc.	2.450%	2/21/30	29,420	26,210
	Amgen Inc.	5.250%	3/2/30	8,665	8,893
	Amgen Inc.	2.300%	2/25/31	51,020	43,830
	Amgen Inc.	3.350%	2/22/32	19,065	17,291
	Amgen Inc.	5.250%	3/2/33	42,000	42,694
	Ascension Health	2.532%	11/15/29	2,500	2,274
	Astrazeneca Finance LLC	4.900%	2/26/31	25,000	25,423
	Astrazeneca Finance LLC	5.000%	2/26/34	37,610	38,266
	AstraZeneca plc	1.375%	8/6/30	58,000	48,561
[7]	Bausch & Lomb Corp.	8.375%	10/1/28	1,449	1,488
	Baxter International Inc.	3.950%	4/1/30	24,000	22,904
	Baxter International Inc.	1.730%	4/1/31	35,000	28,593
	Baxter International Inc.	2.539%	2/1/32	23,700	19,946
[8]	Bayer AG	0.625%	7/12/31	5,100	4,449
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	19,147
[8]	Becton Dickinson & Co.	3.519%	2/8/31	10,800	11,761
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,936
[8]	Becton Dickinson & Co.	3.828%	6/7/32	6,000	6,635
	Becton Dickinson & Co.	4.298%	8/22/32	27,000	25,851
	Becton Dickinson & Co.	5.110%	2/8/34	36,370	36,586
	Boston Scientific Corp.	2.650%	6/1/30	91,567	82,289
	Bristol-Myers Squibb Co.	1.450%	11/13/30	26,570	22,097
	Bristol-Myers Squibb Co.	5.100%	2/22/31	35,800	36,697
	Bristol-Myers Squibb Co.	2.950%	3/15/32	23,345	20,675
	Bristol-Myers Squibb Co.	5.200%	2/22/34	57,145	58,509
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,542
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	2,523	2,431
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,721
	Cencora Inc.	2.800%	5/15/30	6,000	5,385
	Cencora Inc.	2.700%	3/15/31	71,871	62,868
	Cencora Inc.	5.125%	2/15/34	25,000	25,139
	Centene Corp.	4.625%	12/15/29	40,000	38,614
	Centene Corp.	3.375%	2/15/30	41,231	37,330
	Centene Corp.	3.000%	10/15/30	31,830	27,916
	Centene Corp.	2.500%	3/1/31	40,000	33,544
	Centene Corp.	2.625%	8/1/31	20,959	17,507
[7]	CHS / Community Health Systems Inc.	10.875%	1/15/32	1,240	1,332
	Cigna Group	2.400%	3/15/30	40,532	35,927
	Cigna Group	2.375%	3/15/31	37,985	32,559
	Cigna Group	5.125%	5/15/31	30,000	30,447
	CommonSpirit Health	2.782%	10/1/30	509	452
[7]	CSL Finance plc	4.250%	4/27/32	26,665	25,578
[7]	CSL Finance plc	5.106%	4/3/34	20,000	20,212

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	2/21/30	51,095	51,537
	CVS Health Corp.	3.750%	4/1/30	17,849	16,794
	CVS Health Corp.	1.750%	8/21/30	54,635	45,548
	CVS Health Corp.	5.250%	1/30/31	20,000	20,216
	CVS Health Corp.	1.875%	2/28/31	37,668	30,939
	CVS Health Corp.	5.550%	6/1/31	49,050	50,141
	CVS Health Corp.	5.250%	2/21/33	15,000	14,958
	CVS Health Corp.	5.300%	6/1/33	36,900	36,852
	CVS Health Corp.	5.700%	6/1/34	19,280	19,674
[7]	DaVita Inc.	3.750%	2/15/31	1,430	1,237
	Elevance Health Inc.	2.875%	9/15/29	19,704	18,071
	Elevance Health Inc.	2.250%	5/15/30	6,441	5,638
	Elevance Health Inc.	4.100%	5/15/32	10,000	9,478
	Elevance Health Inc.	5.500%	10/15/32	32,000	33,204
	Elevance Health Inc.	5.375%	6/15/34	50,000	51,278
	Eli Lilly & Co.	4.700%	2/9/34	25,070	25,125
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,760	1,856
[8]	Fresenius Finance Ireland plc	0.875%	10/1/31	5,000	4,504
	GE HealthCare Technologies Inc.	5.857%	3/15/30	47,180	49,418
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	33,634
	HCA Inc.	3.500%	9/1/30	73,825	68,072
	HCA Inc.	5.450%	4/1/31	35,000	35,674
	HCA Inc.	2.375%	7/15/31	40,000	33,643
	HCA Inc.	3.625%	3/15/32	93,995	84,624
	Humana Inc.	4.875%	4/1/30	1,758	1,761
	Humana Inc.	2.150%	2/3/32	5,000	4,082
	Johnson & Johnson	4.900%	6/1/31	35,000	36,086
	Johnson & Johnson	4.950%	6/1/34	35,480	36,741
[8]	Koninklijke Philips NV	4.250%	9/8/31	5,507	6,249
[7]	LifePoint Health Inc.	11.000%	10/15/30	495	556
[7]	Medline Borrower LP	3.875%	4/1/29	2,490	2,324
[7]	Medline Borrower LP	5.250%	10/1/29	489	473
[7]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	440	449
	Merck & Co. Inc.	1.450%	6/24/30	17,000	14,362
	Merck & Co. Inc.	2.150%	12/10/31	60,631	51,590
[8]	MSD Netherlands Capital BV	3.250%	5/30/32	19,000	20,718
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	900	846
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	70	64
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	405	409
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	155	161
	Pfizer Inc.	1.750%	8/18/31	13,540	11,262
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	107,450	108,203
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	57,590	57,388
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	9,129	8,191
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	12,000	12,224
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	15,249
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,829
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,661
	Revvity Inc.	3.300%	9/15/29	5,000	4,634
	Revvity Inc.	2.250%	9/15/31	11,000	9,150
[7]	Roche Holdings Inc.	4.909%	3/8/31	25,980	26,422
[7]	Roche Holdings Inc.	2.076%	12/13/31	36,730	30,820
[7]	Roche Holdings Inc.	4.985%	3/8/34	26,925	27,429
	Royalty Pharma plc	2.200%	9/2/30	24,500	20,928
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,307
	Stanford Health Care	3.310%	8/15/30	17,000	15,860
[7]	Star Parent Inc.	9.000%	10/1/30	760	812
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	18,976
	Stryker Corp.	1.950%	6/15/30	13,250	11,411
	Sutter Health	5.164%	8/15/33	3,715	3,798
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	93,085	80,366
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	20,000	20,270
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,702
	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,507
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	1,020	1,141
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	350	246
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	21,000	17,641
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	23,864
	UnitedHealth Group Inc.	4.800%	1/15/30	25,000	25,219
	UnitedHealth Group Inc.	5.300%	2/15/30	34,655	35,901

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	28,065	24,412
	UnitedHealth Group Inc.	4.900%	4/15/31	31,980	32,324
	UnitedHealth Group Inc.	4.950%	1/15/32	24,800	25,062
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	16,030
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	34,684
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	14,442
	UnitedHealth Group Inc.	5.000%	4/15/34	24,440	24,561
	Viatris Inc.	2.700%	6/22/30	3,969	3,452
	Zoetis Inc.	2.000%	5/15/30	19,148	16,535
	Zoetis Inc.	5.600%	11/16/32	23,590	24,608
					3,107,263
Industrials (5.5%)
	3M Co.	3.050%	4/15/30	15,359	14,140
[7]	American Airlines Inc.	7.250%	2/15/28	4,172	4,168
[7]	American Airlines Inc.	8.500%	5/15/29	685	705
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	5,453	5,329
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	30,230	18,219
[11]	Aurizon Network Pty Ltd.	6.100%	9/12/31	5,000	3,349
[7]	BAE Systems plc	5.250%	3/26/31	8,390	8,543
[7]	BAE Systems plc	5.300%	3/26/34	23,800	24,115
	Boeing Co.	5.150%	5/1/30	92,741	91,321
	Boeing Co.	3.625%	2/1/31	15,600	14,006
[7]	Boeing Co.	6.388%	5/1/31	35,900	37,455
[7]	Boeing Co.	6.528%	5/1/34	49,430	51,888
[7]	Bombardier Inc.	7.250%	7/1/31	655	675
[7]	Bombardier Inc.	7.000%	6/1/32	550	562
[7]	Brink's Co.	6.500%	6/15/29	188	192
	Canadian National Railway Co.	3.850%	8/5/32	26,585	25,088
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,617
	Carrier Global Corp.	2.722%	2/15/30	21,000	18,922
	Carrier Global Corp.	5.900%	3/15/34	2,570	2,750
[7]	Chart Industries Inc.	7.500%	1/1/30	385	401
[7]	Chart Industries Inc.	9.500%	1/1/31	276	300
	CSX Corp.	2.400%	2/15/30	5,218	4,661
	CSX Corp.	4.100%	11/15/32	30,000	28,667
[7]	Daimler Truck Finance North America LLC	5.500%	9/20/33	21,530	22,076
	Deere & Co.	3.100%	4/15/30	2,000	1,858
	Delta Air Lines Inc.	3.750%	10/28/29	1,429	1,325
	Dover Corp.	2.950%	11/4/29	3,000	2,772
	Eaton Corp.	4.150%	3/15/33	25,000	23,984
[7]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	4,206
	Emerson Electric Co.	2.200%	12/21/31	16,775	14,329
[7]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	816	831
	FedEx Corp.	2.400%	5/15/31	32,544	28,185
[7]	Garda World Security Corp.	8.250%	8/1/32	755	756
[7]	Gates Corp.	6.875%	7/1/29	520	530
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,845
	General Dynamics Corp.	3.625%	4/1/30	13,207	12,639
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	1,010	1,023
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	7,615
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	4,500	4,179
[7]	Herc Holdings Inc.	6.625%	6/15/29	645	659
[10]	Honeywell International Inc.	4.700%	2/1/30	89,500	90,039
[8]	Honeywell International Inc.	3.375%	3/1/30	17,500	19,091
	Honeywell International Inc.	1.750%	9/1/31	19,142	15,875
	Honeywell International Inc.	4.950%	9/1/31	17,475	17,843
[10]	Honeywell International Inc.	4.750%	2/1/32	69,280	69,554
	Honeywell International Inc.	5.000%	2/15/33	42,975	43,763
	Hubbell Inc.	2.300%	3/15/31	15,000	12,785
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	24,053	23,095
	Ingersoll Rand Inc.	5.314%	6/15/31	10,500	10,817
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	20,947
	Ingersoll Rand Inc.	5.450%	6/15/34	22,130	22,831
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	10,100	10,807
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,831
	John Deere Capital Corp.	3.900%	6/7/32	9,640	9,109
	John Deere Capital Corp.	5.150%	9/8/33	9,640	9,904
	L3Harris Technologies Inc.	2.900%	12/15/29	17,831	16,249
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	12,046

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	5.250%	6/1/31	35,290	35,918
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	53,966
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	6,157
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	13,841
	Lockheed Martin Corp.	4.800%	8/15/34	40,000	40,111
[11]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	32,000	19,090
[8]	Motability Operations Group plc	3.500%	7/17/31	7,200	7,859
[8]	Motability Operations Group plc	3.875%	1/24/34	2,200	2,415
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,766
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,608
	Northrop Grumman Corp.	4.400%	5/1/30	38,065	37,568
	Northrop Grumman Corp.	4.700%	3/15/33	25,740	25,450
	Northrop Grumman Corp.	4.900%	6/1/34	63,863	63,653
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,671
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,756
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	10,888
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	24,832
[11]	Perth Airport Pty Ltd.	5.600%	3/5/31	7,150	4,735
[11]	Qantas Airways Ltd.	4.750%	10/12/26	7,930	5,139
[11]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	12,297
[11]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,446
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,538
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,837
	Regal Rexnord Corp.	6.400%	4/15/33	6,750	7,044
	RELX Capital Inc.	3.000%	5/22/30	8,800	8,072
	Republic Services Inc.	1.450%	2/15/31	10,000	8,153
	Republic Services Inc.	1.750%	2/15/32	12,620	10,213
	Republic Services Inc.	5.000%	4/1/34	10,250	10,302
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,229
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	745	696
	RTX Corp.	2.250%	7/1/30	38,811	33,972
	RTX Corp.	6.000%	3/15/31	50,000	53,218
	RTX Corp.	1.900%	9/1/31	47,566	39,207
	RTX Corp.	2.375%	3/15/32	15,351	12,905
	RTX Corp.	5.150%	2/27/33	51,088	51,756
	RTX Corp.	6.100%	3/15/34	10,000	10,763
	Ryder System Inc.	6.600%	12/1/33	39,914	43,561
[7]	Sensata Technologies Inc.	6.625%	7/15/32	1,270	1,291
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,182
	Southwest Airlines Co.	2.625%	2/10/30	39,303	34,794
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,007	1,090
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,153	1,286
[8]	Timken Co.	4.125%	5/23/34	4,200	4,551
[7]	TopBuild Corp.	4.125%	2/15/32	1,494	1,347
[7]	TransDigm Inc.	6.375%	3/1/29	1,486	1,514
[7]	TransDigm Inc.	6.875%	12/15/30	1,225	1,260
[7]	TransDigm Inc.	7.125%	12/1/31	1,638	1,703
[7]	TransDigm Inc.	6.625%	3/1/32	51	52
	Trimble Inc.	6.100%	3/15/33	5,500	5,789
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	3,349
[7]	Triumph Group Inc.	9.000%	3/15/28	787	830
[10]	Tyco Electronics Group SA	4.625%	2/1/30	10,000	10,005
	Union Pacific Corp.	2.400%	2/5/30	35,200	31,555
	Union Pacific Corp.	2.800%	2/14/32	13,000	11,511
[7]	United Airlines Inc.	4.625%	4/15/29	7,772	7,348
	United Parcel Service Inc.	5.150%	5/22/34	45,000	45,918
[7]	Velocity Vehicle Group LLC	8.000%	6/1/29	235	242
	Waste Management Inc.	4.625%	2/15/30	18,507	18,587
	Waste Management Inc.	1.500%	3/15/31	37,356	30,678
	Waste Management Inc.	4.150%	4/15/32	10,000	9,646
	Waste Management Inc.	4.625%	2/15/33	4,856	4,800
[7]	Watco Cos LLC / Watco Finance Corp.	7.125%	8/1/32	250	256
[7]	WESCO Distribution Inc.	6.625%	3/15/32	2,245	2,290
[11]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	17,096
[7]	Williams Scotsman Inc.	7.375%	10/1/31	245	255
					1,899,328
Materials (2.7%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	645	650
	Air Products and Chemicals Inc.	4.750%	2/8/31	15,320	15,483

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products and Chemicals Inc.	4.850%	2/8/34	13,335	13,372
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,206
	Antofagasta plc	2.375%	10/14/30	7,620	6,382
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,655	1,406
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	338	354
	Ball Corp.	2.875%	8/15/30	1,725	1,483
	Ball Corp.	3.125%	9/15/31	2,270	1,941
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	20,000	20,664
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	40,129
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	15,345
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,000	7,432
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,823	5,233
	Celanese US Holdings LLC	6.550%	11/15/30	25,000	26,598
	Celanese US Holdings LLC	6.700%	11/15/33	15,000	16,134
[7]	Chemours Co.	4.625%	11/15/29	4,943	4,332
[7]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,675	1,684
[7,10]	Constellium SE	6.375%	8/15/32	198	198
[7]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	5,150	5,223
	Dow Chemical Co.	2.100%	11/15/30	44,000	38,008
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,617
	Eastman Chemical Co.	5.750%	3/8/33	15,000	15,407
	Eastman Chemical Co.	5.625%	2/20/34	25,000	25,359
	Ecolab Inc.	1.300%	1/30/31	21,853	17,797
[7]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,774
[7]	First Quantum Minerals Ltd.	9.375%	3/1/29	265	279
	FMC Corp.	3.450%	10/1/29	8,000	7,364
	FMC Corp.	5.650%	5/18/33	19,940	20,136
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,925
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	12,130
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,794
[7]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	29,481
[7]	Graphic Packaging International LLC	3.750%	2/1/30	205	186
[7]	Graphic Packaging International LLC	6.375%	7/15/32	2,015	2,041
[7]	Inversiones CMPC SA	6.125%	2/26/34	7,800	8,008
[7]	Kaiser Aluminum Corp.	4.625%	3/1/28	1,315	1,234
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,338
	LYB International Finance III LLC	5.625%	5/15/33	12,000	12,463
	LYB International Finance III LLC	5.500%	3/1/34	30,000	30,358
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,281
	Newmont Corp.	2.800%	10/1/29	32,675	29,967
	Newmont Corp.	2.250%	10/1/30	37,770	32,988
[7]	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	34,440	35,260
[7]	NOVA Chemicals Corp.	8.500%	11/15/28	265	281
[7]	NOVA Chemicals Corp.	4.250%	5/15/29	460	416
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	535	567
[7]	Novelis Corp.	4.750%	1/30/30	2,438	2,298
[7]	Novelis Corp.	3.875%	8/15/31	2,415	2,127
	Nucor Corp.	3.125%	4/1/32	15,620	13,878
	Nutrien Ltd.	2.950%	5/13/30	26,207	23,717
	Nutrien Ltd.	5.400%	6/21/34	55,000	55,279
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	240	221
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,467
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	890	891
	Owens Corning	5.700%	6/15/34	29,705	30,733
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	500	494
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	630	623
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,908
[7]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	1,635	1,537
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,417
	Rio Tinto Finance USA plc	5.000%	3/9/33	30,000	30,566
	RPM International Inc.	2.950%	1/15/32	3,415	2,948
[7]	Sealed Air Corp.	5.000%	4/15/29	511	494
[7]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	233	235
[7]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	520	541
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	18,030
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,847
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	34,064	34,532
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	19,055	19,337
[7]	SNF Group SACA	3.375%	3/15/30	2,925	2,516
[7,10]	Standard Industries Inc.	6.500%	8/15/32	335	336

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	25,859
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,663
	Steel Dynamics Inc.	5.375%	8/15/34	15,000	15,193
[7]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	305	318
	Vale Canada Ltd.	7.200%	9/15/32	2,504	2,676
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,583
	Vale Overseas Ltd.	6.125%	6/12/33	18,350	18,838
[7]	WR Grace Holdings LLC	5.625%	8/15/29	418	383
[7]	WR Grace Holdings LLC	7.375%	3/1/31	340	349
					927,542
Real Estate (4.7%)
	Agree LP	2.900%	10/1/30	6,500	5,734
	Agree LP	4.800%	10/1/32	7,000	6,732
	Agree LP	2.600%	6/15/33	6,435	5,180
	Agree LP	5.625%	6/15/34	15,000	15,195
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	24,253
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	20,092
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,609
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,814
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,865
	American Assets Trust LP	3.375%	2/1/31	11,292	9,476
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,324
	American Homes 4 Rent LP	3.625%	4/15/32	15,000	13,439
	American Homes 4 Rent LP	5.500%	2/1/34	10,000	10,057
	American Tower Corp.	2.900%	1/15/30	25,100	22,706
	American Tower Corp.	2.100%	6/15/30	14,909	12,815
	American Tower Corp.	2.700%	4/15/31	20,000	17,354
	American Tower Corp.	2.300%	9/15/31	10,000	8,370
	American Tower Corp.	5.550%	7/15/33	15,000	15,399
[8]	Aroundtown SA	1.625%	1/31/28	300	293
[8]	Aroundtown SA	1.450%	7/9/28	5,400	5,151
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	13,038
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,353
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,694
	AvalonBay Communities Inc.	5.300%	12/7/33	10,000	10,166
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	10,130
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	16,000	16,888
	Boston Properties LP	3.250%	1/30/31	19,185	16,643
	Boston Properties LP	2.550%	4/1/32	17,155	13,763
	Boston Properties LP	2.450%	10/1/33	3,000	2,299
	Brixmor Operating Partnership LP	2.500%	8/16/31	10,000	8,416
	Brixmor Operating Partnership LP	5.500%	2/15/34	18,000	18,057
	Camden Property Trust	4.900%	1/15/34	10,000	9,814
	Corporate Office Properties LP	2.750%	4/15/31	6,226	5,272
	Crown Castle Inc.	3.100%	11/15/29	20,966	19,161
	Crown Castle Inc.	2.250%	1/15/31	13,715	11,579
	Crown Castle Inc.	2.100%	4/1/31	3,000	2,491
	CubeSmart LP	2.000%	2/15/31	26,804	22,260
[8]	Digital Dutch Finco BV	1.250%	2/1/31	4,100	3,774
[8]	Digital Dutch Finco BV	1.000%	1/15/32	7,400	6,539
	DOC DR LLC	2.625%	11/1/31	20,000	16,912
	Equinix Inc.	3.200%	11/18/29	13,614	12,576
	Equinix Inc.	2.150%	7/15/30	10,000	8,606
	Equinix Inc.	2.500%	5/15/31	10,000	8,583
	Equinix Inc.	3.900%	4/15/32	8,740	8,145
	ERP Operating LP	2.500%	2/15/30	11,000	9,829
	ERP Operating LP	1.850%	8/1/31	1,251	1,035
	Essential Properties LP	2.950%	7/15/31	5,000	4,220
	Essex Portfolio LP	3.000%	1/15/30	10,000	9,061
	Essex Portfolio LP	1.650%	1/15/31	7,533	6,116
	Essex Portfolio LP	2.550%	6/15/31	1,900	1,621
	Extra Space Storage LP	5.500%	7/1/30	7,590	7,816
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,967
	Extra Space Storage LP	5.900%	1/15/31	21,540	22,438
	Extra Space Storage LP	2.550%	6/1/31	20,485	17,394
	Extra Space Storage LP	2.400%	10/15/31	13,000	10,927
	Extra Space Storage LP	2.350%	3/15/32	39,196	32,063
	Extra Space Storage LP	5.400%	2/1/34	15,000	15,123
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,840

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthcare Realty Holdings LP	3.100%	2/15/30	501	448
	Healthcare Realty Holdings LP	2.400%	3/15/30	1,000	846
	Healthpeak OP LLC	3.000%	1/15/30	14,900	13,542
	Healthpeak OP LLC	2.875%	1/15/31	18,507	16,322
	Healthpeak OP LLC	5.250%	12/15/32	25,355	25,469
	Highwoods Realty LP	3.050%	2/15/30	18,362	15,971
	Highwoods Realty LP	2.600%	2/1/31	4,161	3,411
	Highwoods Realty LP	7.650%	2/1/34	56,348	62,106
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,969
	Host Hotels & Resorts LP	3.500%	9/15/30	16,023	14,556
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	13,664
	Host Hotels & Resorts LP	5.700%	7/1/34	21,275	21,468
[8]	ICADE	0.625%	1/18/31	5,000	4,389
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,248
	Kilroy Realty LP	3.050%	2/15/30	26,759	23,098
	Kilroy Realty LP	2.500%	11/15/32	20,200	15,557
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	10,043
	Kimco Realty OP LLC	2.250%	12/1/31	16,400	13,518
	Kimco Realty OP LLC	3.200%	4/1/32	12,657	11,141
	Kimco Realty OP LLC	4.600%	2/1/33	10,000	9,664
	Kite Realty Group LP	5.500%	3/1/34	15,000	15,057
	LXP Industrial Trust	2.375%	10/1/31	5,000	4,076
	Mid-America Apartments LP	2.750%	3/15/30	4,800	4,338
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,560
	Mid-America Apartments LP	5.300%	2/15/32	10,000	10,176
	Mid-America Apartments LP	5.000%	3/15/34	12,235	12,174
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,309
	NNN REIT Inc.	2.500%	4/15/30	13,948	12,235
	NNN REIT Inc.	5.600%	10/15/33	9,503	9,696
	NNN REIT Inc.	5.500%	6/15/34	10,000	10,138
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	9,134
	Omega Healthcare Investors Inc.	3.375%	2/1/31	15,198	13,399
	Omega Healthcare Investors Inc.	3.250%	4/15/33	16,900	14,064
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,844
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,475
[7]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	570	580
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	16,685
	Piedmont Operating Partnership LP	6.875%	7/15/29	9,280	9,452
[8]	Prologis International Funding II SA	3.125%	6/1/31	5,000	5,262
	Prologis LP	2.875%	11/15/29	5,000	4,587
	Prologis LP	2.250%	4/15/30	14,022	12,385
	Prologis LP	1.250%	10/15/30	10,000	8,185
	Prologis LP	1.750%	2/1/31	7,266	6,036
	Prologis LP	2.250%	1/15/32	9,320	7,802
	Prologis LP	4.625%	1/15/33	8,324	8,152
	Prologis LP	5.125%	1/15/34	11,700	11,848
	Prologis LP	5.000%	3/15/34	49,850	49,956
	Public Storage Operating Co.	2.300%	5/1/31	10,830	9,330
	Public Storage Operating Co.	2.250%	11/9/31	18,742	15,792
	Public Storage Operating Co.	5.100%	8/1/33	12,500	12,665
	Public Storage Operating Co.	5.350%	8/1/53	25,000	24,803
	Realty Income Corp.	3.100%	12/15/29	16,990	15,632
	Realty Income Corp.	3.400%	1/15/30	3,421	3,192
	Realty Income Corp.	4.850%	3/15/30	24,715	24,739
[8]	Realty Income Corp.	4.875%	7/6/30	6,200	7,132
	Realty Income Corp.	3.250%	1/15/31	15,607	14,160
	Realty Income Corp.	2.700%	2/15/32	10,000	8,534
	Realty Income Corp.	5.625%	10/13/32	15,000	15,578
	Realty Income Corp.	5.125%	2/15/34	10,000	9,982
[8]	Realty Income Corp.	5.125%	7/6/34	2,300	2,731
	Regency Centers LP	2.950%	9/15/29	9,841	9,010
	Regency Centers LP	3.700%	6/15/30	27,008	25,394
	Regency Centers LP	5.250%	1/15/34	16,600	16,634
[11]	Region Retail Trust	5.550%	3/5/31	22,500	14,882
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,604
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	14,215
[7]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	575	581
	Sabra Health Care LP	3.200%	12/1/31	34,064	29,061
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,671
	Simon Property Group LP	2.650%	7/15/30	17,630	15,723

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.200%	2/1/31	5,999	5,095
	Simon Property Group LP	2.250%	1/15/32	10,000	8,352
	Simon Property Group LP	6.250%	1/15/34	10,000	10,794
	Store Capital LLC	2.750%	11/18/30	7,294	6,206
	Tanger Properties LP	2.750%	9/1/31	7,000	5,846
	UDR Inc.	3.200%	1/15/30	4,882	4,490
	UDR Inc.	3.000%	8/15/31	7,660	6,777
	UDR Inc.	2.100%	6/15/33	4,773	3,722
	Ventas Realty LP	2.500%	9/1/31	6,000	5,054
	Welltower OP LLC	3.100%	1/15/30	16,145	14,791
	Welltower OP LLC	2.750%	1/15/32	7,000	6,021
	Welltower OP LLC	3.850%	6/15/32	11,104	10,244
[9]	Westfield America Management Ltd.	2.625%	3/30/29	2,537	2,882
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	18,244
	WP Carey Inc.	2.450%	2/1/32	10,000	8,275
					1,599,340
Technology (4.3%)
[7,10]	Amentum Escrow Corp.	7.250%	8/1/32	190	194
	Analog Devices Inc.	2.100%	10/1/31	15,970	13,509
	Analog Devices Inc.	5.050%	4/1/34	21,750	22,205
	Atlassian Corp.	5.500%	5/15/34	15,460	15,697
	Broadcom Inc.	5.000%	4/15/30	37,571	38,288
	Broadcom Inc.	4.150%	11/15/30	32,850	31,645
[7]	Broadcom Inc.	2.450%	2/15/31	79,537	68,636
	Broadcom Inc.	5.150%	11/15/31	34,620	35,084
[7]	Broadcom Inc.	4.150%	4/15/32	59,650	56,220
[7]	Broadcom Inc.	2.600%	2/15/33	15,000	12,426
[7]	Broadcom Inc.	3.419%	4/15/33	81,315	71,877
[7]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	230	237
	Cisco Systems Inc.	4.950%	2/26/31	112,220	114,511
	Cisco Systems Inc.	5.050%	2/26/34	40,040	40,951
[7]	Cloud Software Group Inc.	6.500%	3/31/29	275	268
[7]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,786
	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	5,113
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	44,782
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	13,739
	Dell International LLC / EMC Corp.	5.400%	4/15/34	58,856	59,491
[7]	Entegris Inc.	4.750%	4/15/29	24,932	24,054
[7]	Entegris Inc.	5.950%	6/15/30	3,000	2,993
	HP Inc.	3.400%	6/17/30	9,725	9,043
	HP Inc.	2.650%	6/17/31	35,381	30,614
[7]	Insight Enterprises Inc.	6.625%	5/15/32	995	1,024
	Intel Corp.	2.450%	11/15/29	58,413	52,414
	Intel Corp.	5.125%	2/10/30	48,840	49,974
	Intel Corp.	3.900%	3/25/30	6,363	6,096
	Intel Corp.	5.000%	2/21/31	15,000	15,220
	Intel Corp.	2.000%	8/12/31	9,300	7,757
	Intel Corp.	4.150%	8/5/32	10,200	9,776
	Intel Corp.	5.200%	2/10/33	27,290	27,841
	Intuit Inc.	5.200%	9/15/33	35,000	36,017
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,930
	Kyndryl Holdings Inc.	6.350%	2/20/34	8,590	8,961
	Leidos Inc.	4.375%	5/15/30	5,000	4,815
	Leidos Inc.	5.750%	3/15/33	17,821	18,456
[7]	McAfee Corp.	7.375%	2/15/30	1,949	1,818
	Micron Technology Inc.	2.703%	4/15/32	11,354	9,639
	Micron Technology Inc.	5.875%	2/9/33	12,000	12,506
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	21,757
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	41,815	38,739
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	25,675
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	10,000	8,496
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	69,030	68,566
	Oracle Corp.	6.150%	11/9/29	29,535	31,443
	Oracle Corp.	2.950%	4/1/30	26,231	23,836
	Oracle Corp.	4.650%	5/6/30	19,010	18,956
	Oracle Corp.	2.875%	3/25/31	62,257	55,071
	Oracle Corp.	6.250%	11/9/32	36,667	39,572
[7]	Rocket Software Inc.	9.000%	11/28/28	600	618
	Roper Technologies Inc.	2.000%	6/30/30	12,700	10,871

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seagate HDD Cayman	8.250%	12/15/29	450	485
	Seagate HDD Cayman	8.500%	7/15/31	350	379
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,995
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	19,929
	Texas Instruments Inc.	3.650%	8/16/32	13,635	12,805
[7]	UKG Inc.	6.875%	2/1/31	1,035	1,063
	VMware LLC	4.700%	5/15/30	40,665	40,248
	VMware LLC	2.200%	8/15/31	30,859	25,780
	Workday Inc.	3.800%	4/1/32	25,914	23,896
					1,470,787
Utilities (7.5%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	20,299
[11]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,934
[11]	AGI Finance Pty Ltd.	6.109%	6/28/30	22,180	15,060
	Alabama Power Co.	3.050%	3/15/32	3,300	2,928
	Alabama Power Co.	3.940%	9/1/32	24,000	22,602
	Alabama Power Co.	5.850%	11/15/33	10,000	10,646
	Ameren Corp.	3.500%	1/15/31	33,245	30,635
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,157
	Ameren Illinois Co.	3.850%	9/1/32	30,000	27,842
	Ameren Illinois Co.	4.950%	6/1/33	41,838	41,853
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,604
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,887
	Appalachian Power Co.	4.500%	8/1/32	22,030	20,908
	Atmos Energy Corp.	5.900%	11/15/33	10,760	11,471
[11]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	5,000	3,408
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	24,742	23,513
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	18,916
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,515
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,550
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	35,785
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	8,318
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,223
	CenterPoint Energy Inc.	2.650%	6/1/31	22,800	19,618
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,510
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,794
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	12,000	12,134
[7,13]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	17,113	17,474
[7]	Clearway Energy Operating LLC	3.750%	2/15/31	3,690	3,271
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	149	130
[5]	Comision Federal de Electricidad	5.000%	9/29/36	6,354	5,651
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,618
	Commonwealth Edison Co.	4.900%	2/1/33	14,705	14,697
	Commonwealth Edison Co.	5.300%	6/1/34	20,000	20,528
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,511
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,397
	Consumers Energy Co.	3.600%	8/15/32	4,430	4,059
	Consumers Energy Co.	4.625%	5/15/33	5,000	4,906
	Dominion Energy Inc.	3.375%	4/1/30	38,274	35,353
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,190
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,849
	Dominion Energy Inc.	6.300%	3/15/33	5,000	5,340
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	8,674
	DTE Electric Co.	2.250%	3/1/30	30,694	27,166
	DTE Electric Co.	2.625%	3/1/31	11,500	10,135
	DTE Electric Co.	3.000%	3/1/32	12,237	10,831
	DTE Electric Co.	5.200%	4/1/33	15,000	15,315
	DTE Electric Co.	5.200%	3/1/34	20,000	20,342
	DTE Energy Co.	2.950%	3/1/30	18,783	16,955
	DTE Energy Co.	5.850%	6/1/34	40,000	41,656
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	22,437
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,278
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,230
	Duke Energy Carolinas LLC	4.950%	1/15/33	19,547	19,770
	Duke Energy Carolinas LLC	4.850%	1/15/34	25,000	24,853
	Duke Energy Corp.	2.450%	6/1/30	16,000	14,108
	Duke Energy Corp.	2.550%	6/15/31	55,000	47,144
	Duke Energy Corp.	4.500%	8/15/32	39,000	37,418
	Duke Energy Florida LLC	2.500%	12/1/29	15,380	13,865

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	29,523
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,534
	Duke Energy Florida LLC	5.875%	11/15/33	14,850	15,835
	Duke Energy Indiana LLC	5.250%	3/1/34	25,000	25,596
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	10,098
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,968
	Duke Energy Progress LLC	2.000%	8/15/31	17,500	14,604
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,626
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,575
[7]	Electricite de France SA	5.700%	5/23/28	4,385	4,510
[7]	Electricite de France SA	4.500%	9/21/28	5,000	4,931
[7]	Electricite de France SA	6.250%	5/23/33	4,965	5,296
[8]	Engie SA	3.875%	1/6/31	9,700	10,786
[8]	Engie SA	4.000%	1/11/35	2,200	2,451
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,283
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	15,262
	Entergy Corp.	2.800%	6/15/30	16,000	14,328
	Entergy Corp.	2.400%	6/15/31	23,559	19,898
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,179
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,368
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,137
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,802
	Evergy Inc.	2.900%	9/15/29	25,674	23,422
	Eversource Energy	1.650%	8/15/30	16,165	13,393
	Eversource Energy	2.550%	3/15/31	8,610	7,333
	Eversource Energy	3.375%	3/1/32	25,000	22,066
	Exelon Corp.	4.050%	4/15/30	49,530	47,663
	Exelon Corp.	3.350%	3/15/32	33,000	29,728
	Exelon Corp.	5.450%	3/15/34	15,000	15,295
	FirstEnergy Corp.	2.650%	3/1/30	20,526	18,248
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,778
	Florida Power & Light Co.	2.450%	2/3/32	12,500	10,688
	Georgia Power Co.	4.700%	5/15/32	24,199	23,964
	Georgia Power Co.	4.950%	5/17/33	59,290	59,321
[7]	ITC Holdings Corp.	2.950%	5/14/30	10,000	9,019
[7]	ITC Holdings Corp.	5.400%	6/1/33	17,360	17,512
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,604
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	6,075
	National Grid plc	5.809%	6/12/33	23,970	24,727
	National Grid plc	5.418%	1/11/34	24,400	24,490
[8]	National Grid plc	3.245%	3/30/34	6,400	6,623
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,788
	Nevada Power Co.	2.400%	5/1/30	11,640	10,255
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	22,747
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	26,144
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,322
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,628
	NiSource Inc.	2.950%	9/1/29	5,136	4,707
	NiSource Inc.	5.400%	6/30/33	15,500	15,706
	NiSource Inc.	5.350%	4/1/34	19,110	19,253
	NSTAR Electric Co.	3.950%	4/1/30	6,616	6,374
	NSTAR Electric Co.	1.950%	8/15/31	850	703
	NSTAR Electric Co.	5.400%	6/1/34	25,000	25,688
[11]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	10,000	5,858
[11]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	16,590
	Ohio Power Co.	1.625%	1/15/31	18,491	15,116
	Ohio Power Co.	5.650%	6/1/34	25,000	25,709
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,000	3,399
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	16,682
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,000	3,459
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	30,000	31,541
	Pacific Gas and Electric Co.	4.550%	7/1/30	15,000	14,520
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	56,916
	Pacific Gas and Electric Co.	3.250%	6/1/31	25,357	22,311
	Pacific Gas and Electric Co.	5.900%	6/15/32	7,000	7,192
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	5,434
	Pacific Gas and Electric Co.	6.950%	3/15/34	34,056	37,576
	Pacific Gas and Electric Co.	5.800%	5/15/34	12,550	12,788
	PacifiCorp	3.500%	6/15/29	7,650	7,235
	PacifiCorp	2.700%	9/15/30	13,815	12,252

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	5.300%	2/15/31	20,000	20,315
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	215	203
	PECO Energy Co.	4.900%	6/15/33	15,000	15,055
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,983
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	12,651
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,307
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,069
	Progress Energy Inc.	7.750%	3/1/31	3,339	3,832
	Public Service Co. of Colorado	1.900%	1/15/31	300	249
	Public Service Co. of Colorado	5.350%	5/15/34	13,890	14,175
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	10,351
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,742
	Public Service Electric and Gas Co.	1.900%	8/15/31	10,044	8,334
	Public Service Electric and Gas Co.	4.900%	12/15/32	15,000	15,119
	Public Service Electric and Gas Co.	5.200%	3/1/34	15,000	15,363
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	44,551
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,000	14,362
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,000	5,319
	Public Service Enterprise Group Inc.	5.450%	4/1/34	30,000	30,523
	Sempra	5.500%	8/1/33	8,000	8,186
[8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	6,800	7,356
[9]	Severn Trent Utilities Finance plc	5.250%	4/4/36	1,622	2,031
	Southern California Edison Co.	2.250%	6/1/30	20,000	17,364
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,885
	Southern California Edison Co.	5.450%	6/1/31	8,930	9,220
	Southern California Edison Co.	2.750%	2/1/32	7,000	6,057
	Southern California Edison Co.	5.200%	6/1/34	28,160	28,257
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,190
	Southern Co.	3.700%	4/30/30	31,065	29,296
	Southern Co.	5.700%	10/15/32	11,788	12,327
	Southern Co.	5.200%	6/15/33	12,023	12,090
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,955
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	20,946
	Southwestern Electric Power Co.	5.300%	4/1/33	25,000	24,933
	Union Electric Co.	2.950%	3/15/30	18,000	16,502
	Union Electric Co.	5.200%	4/1/34	12,500	12,700
[8]	United Utilities Water Finance plc	3.750%	5/23/34	12,300	13,060
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	8,439
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,760
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	14,783
	Virginia Electric and Power Co.	5.300%	8/15/33	25,000	25,418
	Virginia Electric and Power Co.	5.000%	1/15/34	19,800	19,694
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	2,179	2,302
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	500	515
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	14,357
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,462
	Xcel Energy Inc.	3.400%	6/1/30	10,000	9,223
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,384
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,554
	Xcel Energy Inc.	5.450%	8/15/33	10,000	10,133
[9]	Yorkshire Water Finance plc	1.750%	10/27/32	8,200	7,749
					2,564,324
Total Corporate Bonds (Cost $30,822,763)					30,298,994
Floating Rate Loan Interests (0.0%)
[6]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.458%	8/2/27	120	120
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.435%	7/21/28	2,805	2,810
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.832%	7/1/31	235	237
[6]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.595%	6/20/30	200	200
[6]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.593%	3/1/29	1,056	1,054
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.097%	10/23/28	1,511	1,515
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	7.085%	11/6/28	5,795	5,823
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.032%	10/20/27	60	62
[6]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	7.094%	5/28/30	1,423	1,423
Total Floating Rate Loan Interests (Cost $12,937)					13,244
Sovereign Bonds (2.5%)
[7]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	27,000	27,945
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	603

Intermediate-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
		Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,549
		Export-Import Bank of India	3.250%	1/15/30	15,050	13,825
		Government of Bermuda	4.750%	2/15/29	18,860	18,494
		Government of Bermuda	5.000%	7/15/32	17,180	16,783
[8]		Ontario Teachers Finance Trust	1.850%	5/3/32	50,000	49,439
[8]		Republic of Bulgaria	4.375%	5/13/31	9,991	11,318
		Republic of Colombia	3.125%	4/15/31	57,940	46,676
[5]		Republic of Guatemala	4.900%	6/1/30	15,400	14,732
[7]		Republic of Latvia	5.125%	7/30/34	30,000	30,239
		Republic of Panama	8.125%	4/28/34	9,236	9,885
[5]		Republic of Panama	4.500%	4/16/50	350	241
[5]		Republic of Panama	3.870%	7/23/60	24,875	14,668
		Republic of Peru	2.844%	6/20/30	30,876	27,573
		Republic of Peru	2.783%	1/23/31	149,746	130,119
		Republic of Philippines	1.648%	6/10/31	36,300	29,602
		Republic of South Africa	4.850%	9/30/29	8,155	7,616
		Republic of South Africa	5.750%	9/30/49	18,750	14,448
		Republic of Uzbekistan	3.700%	11/25/30	5,500	4,576
[8]		Romania	6.625%	9/27/29	9,450	11,056
[8]		Romania	1.750%	7/13/30	28,160	25,249
[7,8]		Romania	5.375%	3/22/31	38,070	41,506
[8]		Romania	2.750%	4/14/41	8,916	6,457
		State of Israel	5.500%	3/12/34	40,030	39,156
[9]		United Kingdom Gilt	2.750%	9/7/24	8,959	11,494
		United Mexican States	3.250%	4/16/30	11,650	10,470
		United Mexican States	2.659%	5/24/31	152,476	128,185
		United Mexican States	4.750%	4/27/32	37,887	35,778
		United Mexican States	6.350%	2/9/35	64,792	66,749
		United Mexican States	3.771%	5/24/61	10,900	6,874
		Uzbekneftegaz JSC	4.750%	11/16/28	18,889	16,062
Total Sovereign Bonds (Cost $882,548)						875,367
Taxable Municipal Bonds (0.2%)
		Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	22,468
		New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	663	669
		New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	382
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,425	3,329
		Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	3,595	3,713
		State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	16,439
		Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	4,850	4,927
		University of California College & University Revenue	1.614%	5/15/30	5,025	4,316
		University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,777
Total Taxable Municipal Bonds (Cost $64,447)						64,020
					Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[14]		Vanguard Market Liquidity Fund (Cost $151,691)	5.390%		1,517,066	151,691
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.315% Annually	WFB	10/21/24	3.315%	103,300	542
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.620% Annually	NGFP	9/11/24	3.620%	113,500	943
						1,485
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.065% Annually	WFB	10/21/24	4.065%	155,000	672
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.375% Annually	NGFP	9/11/24	4.375%	170,250	46
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	8/21/24	0.525%	719,300	575

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	9/18/24	0.500%	724,547	1,407
					2,700
Total Options Purchased (Cost $2,274)					4,185
Total Investments (99.2%) (Cost $34,537,612)					34,002,790
Other Assets and Liabilities—Net (0.8%)					283,743
Net Assets (100%)					34,286,533
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $897,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $26,308,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $361,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $33,219,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $1,789,190,000, representing 5.2% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Guaranteed by the Republic of Chile.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.915% Annually	WFB	10/21/24	3.915%	155,000	(1,098)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.225% Annually	NGFP	9/11/24	4.225%	170,250	(109)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	9/18/24	0.700%	720,620	(268)
Total Options Written (Premiums Received $721)					(1,475)
CITNA—Citibank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Intermediate-Term Investment-Grade Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	854	92,139	59
10-Year U.S. Treasury Note	September 2024	8,389	937,995	7,560
Ultra 10-Year U.S. Treasury Note	September 2024	3,889	449,483	(1,749)
				5,870

Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(1,651)	(339,061)	(773)
10-Year Japanese Government Bond	September 2024	(263)	(250,561)	140
AUD 3-Year Treasury Bond	September 2024	(1,173)	(81,630)	(488)
AUD 10-Year Treasury Bond	September 2024	(911)	(68,679)	(1,099)
Euro-Bobl	September 2024	(1,273)	(161,894)	(2,010)
Euro-Bund	September 2024	(1,923)	(278,314)	(6,793)
Euro-Buxl	September 2024	(150)	(21,873)	(1,017)
Long Gilt	September 2024	(159)	(20,281)	(389)
Long U.S. Treasury Bond	September 2024	(618)	(74,643)	(2,568)
Ultra Long U.S. Treasury Bond	September 2024	(829)	(106,086)	(3,497)
				(18,494)
				(12,624)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	9/18/24	EUR	10,115	USD	11,004	—	(32)
Wells Fargo Bank N.A.	9/18/24	EUR	8,226	USD	8,974	—	(51)
Wells Fargo Bank N.A.	9/18/24	JPY	131,406	USD	861	23	—
Toronto-Dominion Bank	9/18/24	USD	191,339	AUD	284,126	5,303	—
State Street Bank & Trust Co.	9/18/24	USD	546,710	EUR	500,925	3,332	—
State Street Bank & Trust Co.	9/18/24	USD	10,089	EUR	9,311	—	(11)
UBS AG	9/18/24	USD	6,451	EUR	5,955	—	(8)
UBS AG	9/18/24	USD	3,642	EUR	3,347	12	—
Toronto-Dominion Bank	9/18/24	USD	2,171	EUR	1,995	7	—
Deutsche Bank AG	9/18/24	USD	1,713	EUR	1,573	6	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,189	EUR	1,087	10	—
Toronto-Dominion Bank	9/18/24	USD	39,184	GBP	30,240	292	—
Canadian Imperial Bank of Commerce	9/18/24	USD	3,147	JPY	485,795	—	(120)
						8,985	(222)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	150,000	5.000	11,256	1,328
iTraxx Europe-S41-V1	6/21/29	EUR	334,000	1.000	7,869	1,002
					19,125	2,330
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Airbus SE/A2	6/21/29	BANA	33,000[2]	1.000	867	740	127	—
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	12	3	9	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	21	15	6	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	19	6	13	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	95	45	50	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	46	21	25	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	9	(3)	12	—
Chubb INA Holdings LLC/A3	12/23/25	GSI	1,630	1.000	22	17	5	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	19	13	6	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	20	11	9	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	20	13	7	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	20	9	11	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	18	8	10	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	23	3	20	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	18	—	18	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	21	14	7	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	21	11	10	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	13	6	7	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	21	14	7	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	19	4	15	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	21	16	5	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	18	10	8	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	21	13	8	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	18	10	8	—
Republic of Panama/Baa3	6/21/29	CITNA	5,000	1.000	(159)	(161)	2	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	19	6	13	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	21	15	6	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	17	10	7	—
					1,300	869	431	—

Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300[2]	(1.000)	(691)	(379)	—	(312)

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Standard Chartered plc	12/21/28	MSCS	3,200[2]	(1.000)	(66)	(19)	—	(47)
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	(27)	138	—	(165)
					(784)	(260)	—	(524)
					516	609	431	(524)

1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $12,097,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	244,370	3.679[2]	(0.000)[3]	721	721
5/17/28	5/17/27[1]	240,490	3.701[2]	(0.000)[3]	756	756
5/24/28	5/24/27[1]	238,550	3.762[2]	(0.000)[3]	878	878
7/5/29	N/A	35,680	2.530[2]	(0.000)[4]	287	287
7/5/29	N/A	32,910	2.525[2]	(0.000)[4]	256	256
7/5/29	N/A	32,910	2.523[2]	(0.000)[4]	253	253
7/10/29	N/A	41,988	2.491[2]	(0.000)[4]	254	254
7/10/29	N/A	36,520	2.484[2]	(0.000)[4]	209	209
7/15/29	N/A	36,515	2.420[2]	(0.000)[4]	95	95
7/18/29	N/A	36,515	2.449[2]	(0.000)[4]	141	141
7/19/29	N/A	36,515	2.437[2]	(0.000)[4]	119	119
8/1/29	N/A	36,520	2.394[2]	(0.000)[4]	31	31
5/17/34	5/17/29[1]	56,856	0.000[5]	(3.799)[6]	(395)	(395)
5/17/34	5/17/29[1]	55,954	0.000[5]	(3.833)[6]	(463)	(463)
5/24/34	5/24/29[1]	55,502	0.000[5]	(3.865)[6]	(522)	(522)
10/23/34	10/23/24[1]	34,780	0.000[5]	(3.750)[6]	(333)	(333)
10/23/34	10/23/24[1]	34,780	3.754[6]	(0.000)[5]	344	344
7/5/54	N/A	7,850	0.000[4]	(2.522)[2]	(167)	(167)
7/5/54	N/A	7,250	0.000[4]	(2.519)[2]	(150)	(150)
7/5/54	N/A	7,250	0.000[4]	(2.524)[2]	(158)	(158)
7/10/54	N/A	9,030	0.000[4]	(2.510)[2]	(167)	(167)
7/10/54	N/A	7,850	0.000[4]	(2.499)[2]	(127)	(127)
7/15/54	N/A	7,855	0.000[4]	(2.469)[2]	(75)	(75)
7/18/54	N/A	7,850	0.000[4]	(2.501)[2]	(129)	(129)

Intermediate-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/19/54	N/A	7,855	0.000[4]	(2.482)[2]	(96)	(96)
8/1/54	N/A	7,860	0.000[4]	(2.454)[2]	(47)	(47)
					1,515	1,515
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $34,385,921)	33,851,099
Affiliated Issuers (Cost $151,691)	151,691
Total Investments in Securities	34,002,790
Investment in Vanguard	964
Foreign Currency, at Value (Cost $6,888)	6,771
Receivables for Investment Securities Sold	650,149
Receivables for Accrued Income	392,904
Receivables for Capital Shares Issued	27,867
Swap Premiums Paid	1,171
Variation Margin Receivable—Centrally Cleared Swap Contracts	658
Unrealized Appreciation—Forward Currency Contracts	8,985
Unrealized Appreciation—Over-the-Counter Swap Contracts	431
Other Assets	100
Total Assets	35,092,790
Liabilities
Due to Custodian	148
Payables for Investment Securities Purchased	752,640
Payables for Capital Shares Redeemed	31,567
Payables for Distributions	17,047
Payables to Vanguard	1,548
Options Written, at Value (Premiums Received $721)	1,475
Swap Premiums Received	562
Variation Margin Payable—Futures Contracts	524
Unrealized Depreciation—Forward Currency Contracts	222
Unrealized Depreciation—Over-the-Counter Swap Contracts	524
Total Liabilities	806,257
Net Assets	34,286,533
At July 31, 2024, net assets consisted of:

Paid-in Capital	38,573,435
Total Distributable Earnings (Loss)	(4,286,902)
Net Assets	34,286,533

Investor Shares—Net Assets
Applicable to 174,126,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,514,710
Net Asset Value Per Share—Investor Shares	$8.70

Admiral Shares—Net Assets
Applicable to 3,767,344,533 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,771,823
Net Asset Value Per Share—Admiral Shares	$8.70

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	763,171
Total Income	763,171
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,975
Management and Administrative—Investor Shares	1,375
Management and Administrative—Admiral Shares	12,576
Marketing and Distribution—Investor Shares	39
Marketing and Distribution—Admiral Shares	786
Custodian Fees	92
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	144
Trustees’ Fees and Expenses	9
Other Expenses	10
Total Expenses	17,031
Expenses Paid Indirectly	(19)
Net Expenses	17,012
Net Investment Income	746,159
Realized Net Gain (Loss)
Investment Securities Sold[1]	(444,377)
Futures Contracts	4,948
Options Purchased	(11,942)
Options Written	3,624
Swap Contracts	4,621
Forward Currency Contracts	(3,443)
Foreign Currencies	2,523
Realized Net Gain (Loss)	(444,046)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	663,797
Futures Contracts	(5,250)
Options Purchased	4,757
Options Written	(1,377)
Swap Contracts	909
Forward Currency Contracts	5,443
Foreign Currencies	(124)
Change in Unrealized Appreciation (Depreciation)	668,155
Net Increase (Decrease) in Net Assets Resulting from Operations	970,268
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,433,000, ($6,000), and ($15,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	746,159	1,249,809
Realized Net Gain (Loss)	(444,046)	(1,383,917)
Change in Unrealized Appreciation (Depreciation)	668,155	1,532,882
Net Increase (Decrease) in Net Assets Resulting from Operations	970,268	1,398,774
Distributions
Investor Shares	(34,993)	(59,278)
Admiral Shares	(720,780)	(1,208,846)
Total Distributions	(755,773)	(1,268,124)
Capital Share Transactions
Investor Shares	(104,398)	81,789
Admiral Shares	1,988,569	884,863
Net Increase (Decrease) from Capital Share Transactions	1,884,171	966,652
Total Increase (Decrease)	2,098,666	1,097,302
Net Assets
Beginning of Period	32,187,867	31,090,565
End of Period	34,286,533	32,187,867

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.65	$8.62	$9.67	$10.39	$10.23	$9.52
Investment Operations
Net Investment Income[1]	.190	.332	.253	.218	.252	.300
Net Realized and Unrealized Gain (Loss) on Investments	.053	.034	(1.039)	(.550)	.500	.711
Total from Investment Operations	.243	.366	(.786)	(.332)	.752	1.011
Distributions
Dividends from Net Investment Income	(.193)	(.336)	(.264)	(.224)	(.257)	(.301)
Distributions from Realized Capital Gains	—	—	—	(.164)	(.335)	—
Total Distributions	(.193)	(.336)	(.264)	(.388)	(.592)	(.301)
Net Asset Value, End of Period	$8.70	$8.65	$8.62	$9.67	$10.39	$10.23
Total Return[2]	2.88%	4.44%	-8.09%	-3.27%	7.49%	10.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,515	$1,613	$1,521	$1,895	$2,305	$2,459
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.50%	3.95%	2.91%	2.16%	2.41%	3.03%
Portfolio Turnover Rate[4]	31%	73%	93%	82%	113%[5]	114%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 0%, 2%, 11%, 1%, 12%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.65	$8.62	$9.67	$10.39	$10.23	$9.52
Investment Operations
Net Investment Income[1]	.195	.340	.262	.228	.261	.309
Net Realized and Unrealized Gain (Loss) on Investments	.052	.035	(1.040)	(.550)	.501	.712
Total from Investment Operations	.247	.375	(.778)	(.322)	.762	1.021
Distributions
Dividends from Net Investment Income	(.197)	(.345)	(.272)	(.234)	(.267)	(.311)
Distributions from Realized Capital Gains	—	—	—	(.164)	(.335)	—
Total Distributions	(.197)	(.345)	(.272)	(.398)	(.602)	(.311)
Net Asset Value, End of Period	$8.70	$8.65	$8.62	$9.67	$10.39	$10.23
Total Return[2]	2.93%	4.54%	-8.00%	-3.17%	7.59%	10.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,772	$30,575	$29,569	$34,013	$35,093	$31,146
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.60%	4.05%	3.02%	2.25%	2.50%	3.13%
Portfolio Turnover Rate[4]	31%	73%	93%	82%	113%[5]	114%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 0%, 2%, 11%, 1%, 12%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2024, counterparties had deposited in segregated accounts securities with a value of $373,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.

Intermediate-Term Investment-Grade Fund
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 5% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled,

Intermediate-Term Investment-Grade Fund
the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

Intermediate-Term Investment-Grade Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $964,000, representing less than 0.01% of the fund’s net assets and 0.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,256,521	—	2,256,521
Asset-Backed/Commercial Mortgage-Backed Securities	—	338,768	—	338,768
Corporate Bonds	—	30,298,994	—	30,298,994
Floating Rate Loan Interests	—	13,244	—	13,244
Sovereign Bonds	—	875,367	—	875,367
Taxable Municipal Bonds	—	64,020	—	64,020
Temporary Cash Investments	151,691	—	—	151,691
Options Purchased	—	4,185	—	4,185
Total	151,691	33,851,099	—	34,002,790
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,759	—	—	7,759
Forward Currency Contracts	—	8,985	—	8,985
Swap Contracts	6,674[1]	431	—	7,105
Total	14,433	9,416	—	23,849
Liabilities
Options Written	—	1,475	—	1,475
Futures Contracts[1]	20,383	—	—	20,383
Forward Currency Contracts	—	222	—	222
Swap Contracts	2,829[1]	524	—	3,353
Total	23,212	2,221	—	25,433
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	2,203	—	1,982	4,185
Swap Premiums Paid	—	—	1,171	1,171
Unrealized Appreciation—Futures Contracts[1]	7,759	—	—	7,759
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	4,344	—	2,330	6,674
Unrealized Appreciation—Forward Currency Contracts	—	8,985	—	8,985
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	431	431
Total Assets	14,306	8,985	5,914	29,205

Options Written, at Value	1,207	—	268	1,475
Swap Premiums Received	—	—	562	562
Unrealized Depreciation—Futures Contracts[1]	20,383	—	—	20,383
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	2,829	—	—	2,829
Unrealized Depreciation—Forward Currency Contracts	—	222	—	222
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	524	524
Total Liabilities	24,419	222	1,354	25,995
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	4,948	—	—	4,948
Options Purchased	(2,043)	—	(9,899)	(11,942)
Options Written	1,793	—	1,831	3,624
Swap Contracts	(5,450)	—	10,071	4,621
Forward Currency Contracts	—	(3,443)	—	(3,443)
Realized Net Gain (Loss) on Derivatives	(752)	(3,443)	2,003	(2,192)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,250)	—	—	(5,250)
Options Purchased	2,203	—	2,554	4,757
Options Written	(1,207)	—	(170)	(1,377)
Swap Contracts	1,580	—	(671)	909
Forward Currency Contracts	—	5,443	—	5,443
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,674)	5,443	1,713	4,482
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,540,810
Gross Unrealized Appreciation	621,483
Gross Unrealized Depreciation	(1,160,478)
Net Unrealized Appreciation (Depreciation)	(538,995)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $3,306,176,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2024, the fund purchased $9,970,253,000 of investment securities and sold $7,633,444,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,920,975,000 and $2,308,284,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	108,176	12,683	411,869	49,345
Issued in Lieu of Cash Distributions	30,644	3,601	52,316	6,220
Redeemed	(243,218)	(28,586)	(382,396)	(45,575)
Net Increase (Decrease)—Investor Shares	(104,398)	(12,302)	81,789	9,990
Admiral Shares
Issued	3,923,936	461,100	6,606,660	785,912
Issued in Lieu of Cash Distributions	621,178	72,963	1,039,114	123,599
Redeemed	(2,556,545)	(300,202)	(6,760,911)	(804,953)
Net Increase (Decrease)—Admiral Shares	1,988,569	233,861	884,863	104,558
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Intermediate-Term Investment-Grade Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.5%)
U.S. Government Securities (5.9%)
	United States Treasury Note/Bond	3.750%	4/15/26	1,995	1,974
	United States Treasury Note/Bond	1.250%	4/30/28	1,950	1,765
	United States Treasury Note/Bond	1.250%	6/30/28	2,757	2,486
	United States Treasury Note/Bond	3.875%	8/15/33	10,952	10,808
	United States Treasury Note/Bond	4.500%	11/15/33	5,000	5,172
	United States Treasury Note/Bond	4.000%	2/15/34	24,926	24,825
	United States Treasury Note/Bond	4.375%	5/15/34	35,060	35,958
	United States Treasury Note/Bond	4.250%	5/15/39	45,000	45,253
	United States Treasury Note/Bond	4.375%	11/15/39	45,577	46,403
	United States Treasury Note/Bond	4.625%	2/15/40	18,308	19,158
[1]	United States Treasury Note/Bond	1.125%	8/15/40	30,590	19,353
	United States Treasury Note/Bond	3.875%	8/15/40	10,000	9,566
	United States Treasury Note/Bond	1.875%	2/15/41	15,000	10,627
[1,2]	United States Treasury Note/Bond	4.750%	2/15/41	50,896	53,902
	United States Treasury Note/Bond	2.250%	5/15/41	43,000	32,183
	United States Treasury Note/Bond	4.375%	5/15/41	28,130	28,464
	United States Treasury Note/Bond	3.750%	8/15/41	6,878	6,408
	United States Treasury Note/Bond	2.000%	11/15/41	16,505	11,724
	United States Treasury Note/Bond	3.125%	11/15/41	11,187	9,519
	United States Treasury Note/Bond	3.125%	2/15/42	7,000	5,931
	United States Treasury Note/Bond	3.000%	5/15/42	12,322	10,204
[1,2]	United States Treasury Note/Bond	3.250%	5/15/42	32,509	27,877
	United States Treasury Note/Bond	3.375%	8/15/42	3,551	3,096
	United States Treasury Note/Bond	2.750%	11/15/42	20,070	15,862
	United States Treasury Note/Bond	3.875%	2/15/43	7,705	7,181
[2]	United States Treasury Note/Bond	2.875%	5/15/43	25,250	20,208
	United States Treasury Note/Bond	3.875%	5/15/43	45,464	42,296
	United States Treasury Note/Bond	3.625%	8/15/43	17,003	15,215
	United States Treasury Note/Bond	4.375%	8/15/43	58,297	58,015
	United States Treasury Note/Bond	3.750%	11/15/43	23,300	21,203
	United States Treasury Note/Bond	4.750%	11/15/43	11,700	12,219
	United States Treasury Note/Bond	3.625%	2/15/44	9,378	8,370
	United States Treasury Note/Bond	4.500%	2/15/44	39,770	40,168
	United States Treasury Note/Bond	4.625%	5/15/44	4,840	4,969
	United States Treasury Note/Bond	3.125%	8/15/44	14,700	12,111
	United States Treasury Note/Bond	2.500%	2/15/45	11,350	8,365
[2]	United States Treasury Note/Bond	3.000%	5/15/45	77,415	62,150
	United States Treasury Note/Bond	2.500%	2/15/46	18,510	13,483
	United States Treasury Note/Bond	2.250%	8/15/46	34,180	23,563
	United States Treasury Note/Bond	3.000%	5/15/47	4,085	3,226
	United States Treasury Note/Bond	3.375%	11/15/48	28,008	23,457
	United States Treasury Note/Bond	3.000%	2/15/49	9,793	7,651
	United States Treasury Note/Bond	2.375%	11/15/49	17,000	11,658
	United States Treasury Note/Bond	1.250%	5/15/50	5,500	2,822
	United States Treasury Note/Bond	2.375%	5/15/51	15,000	10,198
[1]	United States Treasury Note/Bond	2.000%	8/15/51	16,483	10,222
	United States Treasury Note/Bond	1.875%	11/15/51	14,142	8,485
[2]	United States Treasury Note/Bond	2.250%	2/15/52	5,333	3,512
	United States Treasury Note/Bond	2.875%	5/15/52	3,918	2,966
	United States Treasury Note/Bond	3.000%	8/15/52	8,946	6,951
	United States Treasury Note/Bond	4.000%	11/15/52	4,012	3,773
	United States Treasury Note/Bond	3.625%	2/15/53	14,290	12,551
	United States Treasury Note/Bond	3.625%	5/15/53	15,474	13,598
	United States Treasury Note/Bond	4.125%	8/15/53	10,326	9,929
	United States Treasury Note/Bond	4.750%	11/15/53	10,874	11,606
	United States Treasury Note/Bond	4.250%	2/15/54	9,780	9,618
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	5,224
					945,481

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	35,702
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,754
					44,456
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	UMBS Pool	2.320%	4/1/36	37,423	29,925
[3,4]	UMBS Pool	2.120%	10/1/36	23,000	17,708
					47,633
Total U.S. Government and Agency Obligations (Cost $1,042,714)					1,037,570
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	16,838
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	23,059
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,124)					39,897
Corporate Bonds (78.5%)
Communications (4.5%)
	America Movil SAB de CV	4.375%	4/22/49	30,000	25,622
	AT&T Inc.	3.500%	6/1/41	15,700	12,353
	AT&T Inc.	4.650%	6/1/44	1,520	1,336
	AT&T Inc.	3.500%	9/15/53	8,890	6,214
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	5,240	5,226
[5]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	479
	Comcast Corp.	5.650%	6/15/35	6,490	6,805
	Comcast Corp.	6.500%	11/15/35	4,318	4,821
	Comcast Corp.	6.450%	3/15/37	3,000	3,326
	Comcast Corp.	3.900%	3/1/38	15,335	13,358
	Comcast Corp.	4.600%	10/15/38	7,024	6,584
	Comcast Corp.	3.250%	11/1/39	5,540	4,380
	Comcast Corp.	3.750%	4/1/40	12,100	10,045
	Comcast Corp.	4.500%	1/15/43	1,184	1,038
	Comcast Corp.	4.750%	3/1/44	5,045	4,626
	Comcast Corp.	3.400%	7/15/46	14,755	10,947
	Comcast Corp.	4.000%	8/15/47	18,875	15,235
	Comcast Corp.	3.969%	11/1/47	80,688	64,594
	Comcast Corp.	4.700%	10/15/48	6,335	5,724
	Comcast Corp.	3.999%	11/1/49	30,176	24,129
	Comcast Corp.	3.450%	2/1/50	8,500	6,166
	Comcast Corp.	2.887%	11/1/51	48,403	31,008
	Comcast Corp.	2.450%	8/15/52	2,000	1,159
	Comcast Corp.	4.049%	11/1/52	3,837	3,056
	Comcast Corp.	5.350%	5/15/53	15,910	15,570
	Comcast Corp.	5.650%	6/1/54	20,570	20,974
	Comcast Corp.	2.937%	11/1/56	117,325	72,922
	Comcast Corp.	4.950%	10/15/58	1,265	1,161
	Comcast Corp.	2.650%	8/15/62	3,000	1,684
	Comcast Corp.	2.987%	11/1/63	112,190	67,818
	Comcast Corp.	5.500%	5/15/64	2,300	2,261
[6]	Cox Communications Inc.	5.800%	12/15/53	2,400	2,340
[7]	Deutsche Telekom AG	3.250%	3/20/36	200	214
[7]	Deutsche Telekom AG	1.750%	12/9/49	500	389
[6]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,388
[6]	DISH Network Corp.	11.750%	11/15/27	150	150
[6]	Level 3 Financing Inc.	4.625%	9/15/27	98	64
[6]	Level 3 Financing Inc.	3.875%	11/15/29	45	21
	Meta Platforms Inc.	4.450%	8/15/52	8,000	7,028
	Meta Platforms Inc.	5.600%	5/15/53	78,635	81,824
	Meta Platforms Inc.	5.750%	5/15/63	23,360	24,533
	NBCUniversal Media LLC	5.950%	4/1/41	3,000	3,160
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,790
[8]	Netflix Inc.	5.400%	8/15/54	4,790	4,839
	Orange SA	5.375%	1/13/42	1,000	984
	Telefonica Emisiones SA	4.665%	3/6/38	950	861
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,825
	Time Warner Cable LLC	7.300%	7/1/38	1,390	1,445
[7]	T-Mobile USA Inc.	3.850%	5/8/36	300	330
	T-Mobile USA Inc.	3.000%	2/15/41	2,000	1,474
	T-Mobile USA Inc.	5.500%	1/15/55	3,725	3,675
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	4,104

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.400%	3/22/41	5,528	4,334
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,446
	Verizon Communications Inc.	4.862%	8/21/46	2,280	2,128
	Verizon Communications Inc.	5.500%	2/23/54	1,580	1,583
	Vodafone Group plc	5.625%	2/10/53	3,205	3,148
	Vodafone Group plc	5.750%	6/28/54	2,140	2,122
	Vodafone Group plc	5.875%	6/28/64	2,300	2,267
[7]	Vodafone International Financing DAC	4.000%	2/10/43	200	220
	Walt Disney Co.	6.200%	12/15/34	3,326	3,685
	Walt Disney Co.	6.400%	12/15/35	2,218	2,487
	Walt Disney Co.	6.650%	11/15/37	2,710	3,118
	Walt Disney Co.	3.500%	5/13/40	36,715	29,973
	Walt Disney Co.	4.750%	9/15/44	11,964	11,102
	Walt Disney Co.	2.750%	9/1/49	59,770	39,015
	Walt Disney Co.	3.600%	1/13/51	2,995	2,290
					709,977
Consumer Discretionary (4.3%)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	21,010	18,507
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	12,203
	Alibaba Group Holding Ltd.	4.400%	12/6/57	8,530	6,987
	Amazon.com Inc.	4.050%	8/22/47	67,075	57,593
	Amazon.com Inc.	2.500%	6/3/50	28,720	18,049
	Amazon.com Inc.	3.100%	5/12/51	22,740	16,052
	Amazon.com Inc.	4.250%	8/22/57	42,417	36,471
	Amazon.com Inc.	2.700%	6/3/60	18,830	11,412
	Amazon.com Inc.	3.250%	5/12/61	28,475	19,579
	Amazon.com Inc.	4.100%	4/13/62	29,035	23,912
[3]	American University	3.672%	4/1/49	2,563	2,053
	Brown University	2.924%	9/1/50	1,600	1,133
	California Institute of Technology	3.650%	9/1/19	4,242	2,949
	Case Western Reserve University	5.405%	6/1/22	1,893	1,872
[3]	Duke University	2.682%	10/1/44	3,100	2,305
[3]	Duke University	2.832%	10/1/55	10,635	7,164
[6]	ERAC USA Finance LLC	5.200%	10/30/34	7,080	7,186
[6]	ERAC USA Finance LLC	7.000%	10/15/37	5,850	6,815
	Ford Foundation	2.815%	6/1/70	1,950	1,188
	Ford Motor Co.	9.625%	4/22/30	10	12
	General Motors Co.	5.150%	4/1/38	1,000	941
	General Motors Co.	5.200%	4/1/45	500	450
	General Motors Co.	5.400%	4/1/48	1,000	909
	General Motors Co.	5.950%	4/1/49	1,000	984
	George Washington University	4.300%	9/15/44	2,890	2,601
	Georgetown University	2.943%	4/1/50	17,655	12,281
	Home Depot Inc.	5.875%	12/16/36	2,595	2,820
	Home Depot Inc.	3.300%	4/15/40	1,000	801
	Home Depot Inc.	5.400%	9/15/40	947	964
	Home Depot Inc.	5.950%	4/1/41	18,480	19,949
	Home Depot Inc.	4.875%	2/15/44	45,115	42,850
	Home Depot Inc.	4.400%	3/15/45	12,900	11,470
	Home Depot Inc.	4.250%	4/1/46	21,515	18,608
	Home Depot Inc.	3.900%	6/15/47	31,240	25,388
	Home Depot Inc.	4.500%	12/6/48	2,320	2,065
	Home Depot Inc.	3.125%	12/15/49	1,450	1,016
	Home Depot Inc.	3.350%	4/15/50	4,030	2,938
	Home Depot Inc.	2.375%	3/15/51	500	296
	Home Depot Inc.	2.750%	9/15/51	23,930	15,323
	Home Depot Inc.	3.625%	4/15/52	3,120	2,371
	Home Depot Inc.	4.950%	9/15/52	3,000	2,833
	Home Depot Inc.	5.300%	6/25/54	18,545	18,489
	Home Depot Inc.	3.500%	9/15/56	947	692
	Home Depot Inc.	5.400%	6/25/64	5,895	5,897
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	4,019
[3]	Johns Hopkins University	2.813%	1/1/60	2,000	1,301
	Leland Stanford Junior University	3.647%	5/1/48	15,778	13,081
	Leland Stanford Junior University	2.413%	6/1/50	1,600	1,013
	Lowe's Cos. Inc.	4.250%	4/1/52	1,525	1,227
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	22,612
	Massachusetts Institute of Technology	2.989%	7/1/50	1,600	1,159
	Massachusetts Institute of Technology	3.067%	4/1/52	1,600	1,170

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	5.600%	7/1/11	1,920	2,116
	Massachusetts Institute of Technology	4.678%	7/1/14	1,305	1,192
	McDonald's Corp.	5.450%	8/14/53	11,760	11,623
	NIKE Inc.	3.625%	5/1/43	10,604	8,647
	NIKE Inc.	3.375%	11/1/46	11,180	8,472
[3]	Northeastern University	2.894%	10/1/50	17,647	12,161
[6]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,383
	President and Fellows of Harvard College	4.875%	10/15/40	750	746
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	13,291
	President and Fellows of Harvard College	3.745%	11/15/52	21,260	17,590
[7]	Robert Bosch GmbH	4.375%	6/2/43	800	895
	Rockefeller Foundation	2.492%	10/1/50	38,532	24,675
	Thomas Jefferson University	3.847%	11/1/57	14,405	10,716
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,250	880
[3]	University of Chicago	2.761%	4/1/45	11,735	9,082
[3]	University of Chicago	2.547%	4/1/50	10,000	6,800
[3]	University of Southern California	3.028%	10/1/39	2,500	2,064
	University of Southern California	2.945%	10/1/51	3,485	2,437
	University of Southern California	4.976%	10/1/53	14,125	14,127
[7]	Volkswagen International Finance NV	1.500%	1/21/41	100	75
	Washington University	3.524%	4/15/54	2,300	1,779
	Washington University	4.349%	4/15/22	1,830	1,541
[6]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	26,805
	Yale University	2.402%	4/15/50	19,845	12,745
					686,802
Consumer Staples (5.9%)
	Altria Group Inc.	4.450%	5/6/50	1,130	904
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	26,950	26,362
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	226,945	215,017
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,830
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	972
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,500	5,137
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	16,126
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,000	6,237
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,588	5,954
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	6,800	6,556
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	17,731	16,131
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	7,025	6,162
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	72,770	74,870
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,685	2,446
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	14,975	13,632
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,805	4,062
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,000	2,691
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	16,386
	Archer-Daniels-Midland Co.	2.700%	9/15/51	17,350	11,017
[6]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	12,715	12,727
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,209
	BAT Capital Corp.	7.079%	8/2/43	1,800	1,966
	BAT Capital Corp.	4.540%	8/15/47	2,355	1,888
	BAT Capital Corp.	4.758%	9/6/49	5,915	4,832
	BAT Capital Corp.	7.081%	8/2/53	2,190	2,430
[6]	Cargill Inc.	4.760%	11/23/45	20,000	18,364
[6]	Cargill Inc.	3.125%	5/25/51	13,715	9,429
[6]	Cargill Inc.	4.375%	4/22/52	6,210	5,393
	Coca-Cola Co.	2.875%	5/5/41	10,925	8,233
	Coca-Cola Co.	2.600%	6/1/50	30,500	19,570
	Coca-Cola Co.	3.000%	3/5/51	37,160	25,863
	Coca-Cola Co.	2.500%	3/15/51	17,750	11,097
	Coca-Cola Co.	5.300%	5/13/54	21,510	21,859
	Coca-Cola Co.	5.400%	5/13/64	34,240	34,779
	Hershey Co.	3.125%	11/15/49	20,500	14,438
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	2,300	2,543
	Kenvue Inc.	5.100%	3/22/43	12,905	12,747
	Kenvue Inc.	5.050%	3/22/53	19,020	18,370
	Kenvue Inc.	5.200%	3/22/63	13,235	12,807
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	869
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	10,565
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,919
[6]	Nestle Capital Corp.	5.100%	3/12/54	26,620	26,228

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nestle Finance International Ltd.	3.750%	11/14/35	500	566
[6]	Nestle Holdings Inc.	4.000%	9/24/48	20,000	16,686
	PepsiCo Inc.	2.750%	10/21/51	13,335	8,780
	PepsiCo Inc.	4.650%	2/15/53	44,960	41,492
	PepsiCo Inc.	5.250%	7/17/54	21,765	22,089
	Philip Morris International Inc.	6.375%	5/16/38	9,871	10,930
[7]	Philip Morris International Inc.	1.450%	8/1/39	600	451
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,242
	Philip Morris International Inc.	3.875%	8/21/42	6,750	5,448
	Philip Morris International Inc.	4.125%	3/4/43	30,475	25,384
	Philip Morris International Inc.	4.875%	11/15/43	12,345	11,339
	Philip Morris International Inc.	4.250%	11/10/44	4,290	3,596
	Reynolds American Inc.	6.150%	9/15/43	3,000	2,989
[6]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	22,679
	Target Corp.	3.900%	11/15/47	2,000	1,629
	Target Corp.	2.950%	1/15/52	23,895	15,902
	Target Corp.	4.800%	1/15/53	2,370	2,209
	Unilever Capital Corp.	2.625%	8/12/51	2,000	1,314
	Walmart Inc.	3.625%	12/15/47	7,380	5,912
	Walmart Inc.	4.500%	4/15/53	17,530	16,016
					932,270
Energy (6.4%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,735	2,663
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	2,068
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	19,233
	BP Capital Markets America Inc.	3.000%	2/24/50	21,760	14,665
	BP Capital Markets America Inc.	2.772%	11/10/50	31,140	19,897
	BP Capital Markets America Inc.	2.939%	6/4/51	64,545	42,456
	BP Capital Markets America Inc.	3.001%	3/17/52	22,280	14,769
	BP Capital Markets America Inc.	3.379%	2/8/61	41,895	28,560
[7]	BP Capital Markets BV	1.467%	9/21/41	400	303
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,150
	Chevron Corp.	3.078%	5/11/50	19,305	13,646
	ConocoPhillips Co.	3.758%	3/15/42	7,900	6,433
	ConocoPhillips Co.	4.300%	11/15/44	9,348	8,076
	ConocoPhillips Co.	5.950%	3/15/46	1,000	1,066
	ConocoPhillips Co.	3.800%	3/15/52	41,665	32,049
	ConocoPhillips Co.	5.300%	5/15/53	22,090	21,526
	ConocoPhillips Co.	5.550%	3/15/54	15,680	15,792
	ConocoPhillips Co.	4.025%	3/15/62	38,575	29,677
	ConocoPhillips Co.	5.700%	9/15/63	12,740	12,991
[6]	DCP Midstream Operating LP	6.750%	9/15/37	6,085	6,676
	Diamondback Energy Inc.	4.400%	3/24/51	3,000	2,461
	Diamondback Energy Inc.	5.750%	4/18/54	3,760	3,723
	Diamondback Energy Inc.	5.900%	4/18/64	3,990	3,971
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	18,330	14,479
	Enbridge Inc.	6.700%	11/15/53	1,550	1,728
	Enbridge Inc.	5.950%	4/5/54	1,170	1,187
	Energy Transfer LP	5.150%	2/1/43	3,000	2,696
	Energy Transfer LP	5.300%	4/15/47	3,056	2,781
	Energy Transfer LP	5.000%	5/15/50	3,000	2,618
[6]	Eni SpA	5.950%	5/15/54	17,040	17,257
	Enterprise Products Operating LLC	5.100%	2/15/45	5,695	5,440
	Enterprise Products Operating LLC	4.900%	5/15/46	3,375	3,121
	Enterprise Products Operating LLC	4.800%	2/1/49	13,000	11,825
	Enterprise Products Operating LLC	4.200%	1/31/50	22,265	18,492
	Enterprise Products Operating LLC	3.700%	1/31/51	2,305	1,753
	Enterprise Products Operating LLC	3.200%	2/15/52	4,000	2,741
	Enterprise Products Operating LLC	3.300%	2/15/53	1,800	1,250
	Enterprise Products Operating LLC	4.950%	10/15/54	1,500	1,381
	Enterprise Products Operating LLC	3.950%	1/31/60	17,110	13,012
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,511
	EOG Resources Inc.	4.950%	4/15/50	23,160	21,648
	Equinor ASA	3.625%	4/6/40	19,225	15,940
	Equinor ASA	4.250%	11/23/41	1,944	1,717
	Equinor ASA	3.950%	5/15/43	35,350	29,835
	Equinor ASA	3.250%	11/18/49	18,640	13,397
	Equinor ASA	3.700%	4/6/50	19,800	15,488
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	4,079

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,528
	Exxon Mobil Corp.	4.114%	3/1/46	28,240	24,162
	Exxon Mobil Corp.	3.095%	8/16/49	14,590	10,228
	Exxon Mobil Corp.	4.327%	3/19/50	45,042	39,125
	Exxon Mobil Corp.	3.452%	4/15/51	3,550	2,645
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	14,904	12,083
[3,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	7,850	8,029
[3,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	13,565	14,100
[3,6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	19,640	19,622
	Halliburton Co.	4.500%	11/15/41	960	846
	Halliburton Co.	5.000%	11/15/45	4,580	4,262
	Hess Corp.	5.600%	2/15/41	3,905	3,974
	Hess Corp.	5.800%	4/1/47	19,647	20,321
	Occidental Petroleum Corp.	4.400%	4/15/46	2,290	1,852
	Occidental Petroleum Corp.	6.050%	10/1/54	11,000	11,069
	Ovintiv Inc.	6.500%	2/1/38	891	934
	Petroleos del Peru SA	5.625%	6/19/47	830	534
	Petroleos Mexicanos	6.500%	6/2/41	711	496
	Petroleos Mexicanos	6.375%	1/23/45	77	51
[6]	Saudi Arabian Oil Co.	5.750%	7/17/54	24,065	23,561
	Shell International Finance BV	4.125%	5/11/35	8,890	8,364
	Shell International Finance BV	6.375%	12/15/38	4,211	4,773
	Shell International Finance BV	2.875%	11/26/41	15,345	11,264
	Shell International Finance BV	3.625%	8/21/42	1,000	810
	Shell International Finance BV	4.550%	8/12/43	15,195	13,946
	Shell International Finance BV	4.375%	5/11/45	48,595	42,881
	Shell International Finance BV	4.000%	5/10/46	37,137	30,824
	Shell International Finance BV	3.750%	9/12/46	63,375	50,540
	Shell International Finance BV	3.125%	11/7/49	5,000	3,495
	Shell International Finance BV	3.250%	4/6/50	16,730	11,971
	Shell International Finance BV	3.000%	11/26/51	33,789	22,780
	Suncor Energy Inc.	6.500%	6/15/38	656	724
	Suncor Energy Inc.	3.750%	3/4/51	325	238
	Targa Resources Corp.	4.950%	4/15/52	5,000	4,376
	Targa Resources Corp.	6.500%	2/15/53	4,565	4,895
	TotalEnergies Capital International SA	2.986%	6/29/41	28,045	20,907
	TotalEnergies Capital International SA	3.461%	7/12/49	500	371
	TotalEnergies Capital International SA	3.127%	5/29/50	28,725	19,978
	TotalEnergies Capital SA	5.488%	4/5/54	31,120	31,452
	TotalEnergies Capital SA	5.638%	4/5/64	20,618	20,920
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,798	1,868
					1,020,026
Financials (15.6%)
	Aflac Inc.	4.000%	10/15/46	900	731
	Aflac Inc.	4.750%	1/15/49	800	728
	Allstate Corp.	4.500%	6/15/43	3,950	3,475
	Allstate Corp.	4.200%	12/15/46	12,485	10,346
	American Express Co.	4.050%	12/3/42	6,772	5,867
	Aon North America Inc.	5.750%	3/1/54	5,040	5,078
	Apollo Global Management Inc.	5.800%	5/21/54	6,740	6,796
	Athene Holding Ltd.	6.250%	4/1/54	6,925	7,053
[5]	Aviva plc	6.875%	5/20/58	200	268
	Bank of America Corp.	6.110%	1/29/37	3,957	4,262
	Bank of America Corp.	4.244%	4/24/38	68,876	62,670
	Bank of America Corp.	7.750%	5/14/38	2,300	2,839
	Bank of America Corp.	4.078%	4/23/40	23,960	20,974
	Bank of America Corp.	2.676%	6/19/41	64,163	46,006
	Bank of America Corp.	5.875%	2/7/42	7,000	7,493
	Bank of America Corp.	3.311%	4/22/42	58,690	45,395
	Bank of America Corp.	5.000%	1/21/44	2,560	2,498
	Bank of America Corp.	4.875%	4/1/44	3,000	2,870
	Bank of America Corp.	4.443%	1/20/48	28,155	24,814
	Bank of America Corp.	3.946%	1/23/49	64,760	52,707
	Bank of America Corp.	4.330%	3/15/50	24,571	21,165
	Bank of America Corp.	4.083%	3/20/51	31,765	26,130
	Bank of America Corp.	2.831%	10/24/51	22,445	14,715
	Bank of America Corp.	2.972%	7/21/52	3,500	2,360
	Barclays plc	6.036%	3/12/55	5,000	5,233
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,810

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,000	3,479
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,925	3,448
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	2,001
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	8,900	7,121
	BlackRock Funding Inc.	5.250%	3/14/54	16,310	16,191
	BlackRock Funding Inc.	5.350%	1/8/55	17,410	17,458
[6]	BNP Paribas SA	5.894%	12/5/34	9,920	10,391
	Chubb INA Holdings LLC	5.000%	3/15/34	6,505	6,578
	Chubb INA Holdings LLC	4.150%	3/13/43	1,500	1,306
	Chubb INA Holdings LLC	4.350%	11/3/45	22,075	19,457
	Chubb INA Holdings LLC	3.050%	12/15/61	7,235	4,725
	Citigroup Inc.	3.878%	1/24/39	63,980	55,269
	Citigroup Inc.	8.125%	7/15/39	2,000	2,565
	Citigroup Inc.	5.316%	3/26/41	13,000	12,861
	Citigroup Inc.	5.875%	1/30/42	3,490	3,683
	Citigroup Inc.	2.904%	11/3/42	1,560	1,118
	Citigroup Inc.	4.650%	7/30/45	4,930	4,449
	Citigroup Inc.	4.281%	4/24/48	3,000	2,546
	Citigroup Inc.	4.650%	7/23/48	9,276	8,357
	Corebridge Financial Inc.	4.350%	4/5/42	7,000	5,971
	Corebridge Financial Inc.	4.400%	4/5/52	3,990	3,233
[7]	Credit Agricole SA	4.125%	2/26/36	900	1,003
[6]	FMR LLC	6.450%	11/15/39	16,010	18,007
	GATX Corp.	3.100%	6/1/51	2,725	1,770
	GATX Corp.	6.050%	6/5/54	5,490	5,652
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	6,210	6,935
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	4,670	4,709
	Goldman Sachs Group Inc.	4.017%	10/31/38	115,690	101,137
	Goldman Sachs Group Inc.	4.411%	4/23/39	31,315	28,510
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,200	9,014
	Goldman Sachs Group Inc.	3.210%	4/22/42	2,300	1,745
	Goldman Sachs Group Inc.	2.908%	7/21/42	17,761	12,835
	Goldman Sachs Group Inc.	3.436%	2/24/43	22,570	17,525
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,600	4,261
	HSBC Bank USA NA	5.625%	8/15/35	750	765
	HSBC Holdings plc	6.500%	9/15/37	9,580	10,129
	HSBC Holdings plc	6.800%	6/1/38	33,749	36,918
	HSBC Holdings plc	6.332%	3/9/44	39,075	42,044
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	715
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,125	7,690
	Intercontinental Exchange Inc.	3.000%	6/15/50	11,420	7,698
	Intercontinental Exchange Inc.	4.950%	6/15/52	49,745	46,918
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,211	1,375
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,205	42,497
[5]	Intesa Sanpaolo SpA	2.625%	3/11/36	300	287
	Invesco Finance plc	5.375%	11/30/43	5,163	5,026
	JPMorgan Chase & Co.	5.294%	7/22/35	36,295	36,806
	JPMorgan Chase & Co.	6.400%	5/15/38	5,400	6,150
	JPMorgan Chase & Co.	3.882%	7/24/38	52,342	46,034
	JPMorgan Chase & Co.	5.500%	10/15/40	24,480	25,339
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	13,851
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	6,591
	JPMorgan Chase & Co.	2.525%	11/19/41	1,910	1,343
	JPMorgan Chase & Co.	5.400%	1/6/42	2,730	2,800
	JPMorgan Chase & Co.	3.157%	4/22/42	27,500	21,068
	JPMorgan Chase & Co.	5.625%	8/16/43	3,000	3,126
	JPMorgan Chase & Co.	4.850%	2/1/44	1,970	1,902
	JPMorgan Chase & Co.	4.950%	6/1/45	3,000	2,872
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	32,035
	JPMorgan Chase & Co.	4.032%	7/24/48	33,990	28,410
	JPMorgan Chase & Co.	3.964%	11/15/48	111,610	91,723
	JPMorgan Chase & Co.	3.897%	1/23/49	45,555	37,040
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	13,477
	JPMorgan Chase & Co.	3.328%	4/22/52	31,925	23,251
	Lloyds Banking Group plc	5.679%	1/5/35	6,335	6,486
[6]	LSEGA Financing plc	3.200%	4/6/41	23,170	17,821
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,200	1,002
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,307
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	700	450
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,674

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	1,900	1,904
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,200	1,248
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,340	2,355
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,187
[6]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	12,195	8,397
	MetLife Inc.	6.375%	6/15/34	3,000	3,310
	MetLife Inc.	4.125%	8/13/42	31,131	26,528
	MetLife Inc.	4.875%	11/13/43	1,950	1,822
	MetLife Inc.	4.600%	5/13/46	1,500	1,348
	MetLife Inc.	5.000%	7/15/52	4,000	3,739
	MetLife Inc.	5.250%	1/15/54	4,000	3,913
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,000	2,599
	Morgan Stanley	6.627%	11/1/34	10,770	11,868
	Morgan Stanley	5.466%	1/18/35	28,835	29,367
[7]	Morgan Stanley	3.955%	3/21/35	600	661
	Morgan Stanley	5.831%	4/19/35	25,230	26,372
	Morgan Stanley	5.948%	1/19/38	12,795	13,052
[9]	Morgan Stanley	3.971%	7/22/38	83,115	72,883
	Morgan Stanley	5.942%	2/7/39	12,185	12,350
	Morgan Stanley	4.457%	4/22/39	5,380	4,954
	Morgan Stanley	3.217%	4/22/42	4,380	3,372
	Morgan Stanley	6.375%	7/24/42	37,300	42,228
	Morgan Stanley	4.300%	1/27/45	16,955	14,931
	Morgan Stanley	4.375%	1/22/47	8,360	7,380
	Morgan Stanley	5.597%	3/24/51	4,390	4,581
	Morgan Stanley	2.802%	1/25/52	7,000	4,579
	Nasdaq Inc.	2.500%	12/21/40	6,042	4,089
	Nasdaq Inc.	5.950%	8/15/53	8,860	9,214
	Nasdaq Inc.	6.100%	6/28/63	5,130	5,398
[6]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	19,046	24,670
[6]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	11,564
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	7,235	5,648
	Nomura Holdings Inc.	5.783%	7/3/34	3,991	4,103
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,954
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	28,074	19,693
	PayPal Holdings Inc.	5.500%	6/1/54	3,910	3,896
	Progressive Corp.	4.125%	4/15/47	1,800	1,520
	Progressive Corp.	4.200%	3/15/48	2,360	2,000
	Progressive Corp.	3.950%	3/26/50	1,000	808
	Progressive Corp.	3.700%	3/15/52	700	537
	Prudential Financial Inc.	3.000%	3/10/40	1,000	761
	Prudential Financial Inc.	4.600%	5/15/44	1,769	1,596
	Prudential Financial Inc.	3.905%	12/7/47	1,920	1,528
	Prudential Financial Inc.	4.418%	3/27/48	390	329
	Prudential Financial Inc.	3.935%	12/7/49	2,110	1,653
	Prudential Financial Inc.	4.350%	2/25/50	2,098	1,767
	Prudential Financial Inc.	3.700%	3/13/51	5,284	3,952
	S&P Global Inc.	3.250%	12/1/49	2,000	1,439
	S&P Global Inc.	3.700%	3/1/52	54,428	42,301
	State Street Corp.	6.123%	11/21/34	5,565	5,905
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	9,108	9,489
[6]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	11,050
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,012
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,369
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,159
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	12,616
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	28,571
	Travelers Cos. Inc.	5.450%	5/25/53	3,900	4,013
[6]	UBS Group AG	5.699%	2/8/35	31,040	31,748
	UBS Group AG	4.875%	5/15/45	4,000	3,730
	Visa Inc.	2.700%	4/15/40	4,500	3,376
	Visa Inc.	4.300%	12/14/45	20,390	18,220
	Visa Inc.	3.650%	9/15/47	30,000	24,028
	Wachovia Corp.	5.500%	8/1/35	1,600	1,629
	Wells Fargo & Co.	5.557%	7/25/34	18,875	19,310
	Wells Fargo & Co.	6.491%	10/23/34	20,205	22,006
	Wells Fargo & Co.	5.499%	1/23/35	27,815	28,347
	Wells Fargo & Co.	3.068%	4/30/41	12,410	9,358
	Wells Fargo & Co.	5.375%	11/2/43	41,462	40,059
	Wells Fargo & Co.	5.606%	1/15/44	117,092	115,955

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	4.650%	11/4/44	7,127	6,210
	Wells Fargo & Co.	3.900%	5/1/45	8,058	6,602
	Wells Fargo & Co.	4.900%	11/17/45	24,949	22,472
	Wells Fargo & Co.	4.400%	6/14/46	27,292	22,727
	Wells Fargo & Co.	4.750%	12/7/46	46,559	40,737
	Wells Fargo & Co.	5.013%	4/4/51	56,288	53,108
	Wells Fargo & Co.	4.611%	4/25/53	47,220	41,895
	Wells Fargo Bank NA	5.850%	2/1/37	2,000	2,110
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	3,371
	Westpac Banking Corp.	2.963%	11/16/40	592	426
	Westpac Banking Corp.	3.133%	11/18/41	5,332	3,876
					2,480,045
Health Care (12.3%)
	Abbott Laboratories	5.300%	5/27/40	15,015	15,565
	Abbott Laboratories	4.900%	11/30/46	49,345	47,825
	AbbVie Inc.	4.300%	5/14/36	1,000	945
	AbbVie Inc.	4.050%	11/21/39	7,635	6,821
	AbbVie Inc.	4.400%	11/6/42	6,055	5,458
	AbbVie Inc.	5.350%	3/15/44	20,060	20,401
	AbbVie Inc.	4.850%	6/15/44	38,585	36,589
	AbbVie Inc.	4.700%	5/14/45	23,335	21,650
	AbbVie Inc.	4.450%	5/14/46	9,470	8,436
	AbbVie Inc.	4.875%	11/14/48	3,055	2,875
	AbbVie Inc.	4.250%	11/21/49	100,683	86,028
	AbbVie Inc.	5.400%	3/15/54	28,515	28,882
	AbbVie Inc.	5.500%	3/15/64	34,130	34,493
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	1,999
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,466
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	11,503
	Aetna Inc.	4.750%	3/15/44	1,653	1,434
[3]	Allina Health System	3.887%	4/15/49	3,569	2,809
	Amgen Inc.	4.950%	10/1/41	2,415	2,269
	Amgen Inc.	5.650%	6/15/42	3,000	3,036
	Amgen Inc.	5.600%	3/2/43	4,901	4,939
	Amgen Inc.	4.875%	3/1/53	6,870	6,185
	Ascension Health	3.106%	11/15/39	3,000	2,402
	AstraZeneca plc	4.375%	11/16/45	9,000	8,011
	AstraZeneca plc	3.000%	5/28/51	20,190	13,962
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,350
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,043
	Baxter International Inc.	3.132%	12/1/51	21,800	14,122
	Baylor Scott & White Holdings	2.839%	11/15/50	12,850	8,713
[7]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	500	556
[7]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	374
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	7,412
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,556	3,201
	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,177	18,910
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	19,324
	Bristol-Myers Squibb Co.	5.500%	2/22/44	5,965	6,062
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,300	2,831
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	684
	Bristol-Myers Squibb Co.	4.250%	10/26/49	103,690	86,852
	Bristol-Myers Squibb Co.	2.550%	11/13/50	6,180	3,755
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	5,569
	Bristol-Myers Squibb Co.	5.550%	2/22/54	26,360	26,698
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,835	29,613
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,715	20,909
	Bristol-Myers Squibb Co.	5.650%	2/22/64	7,420	7,468
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,579
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	838
	City of Hope	5.623%	11/15/43	1,944	1,947
	City of Hope	4.378%	8/15/48	1,671	1,403
	CommonSpirit Health	4.187%	10/1/49	1,412	1,161
	CommonSpirit Health	5.548%	12/1/54	5,455	5,508
[6]	CSL Finance plc	4.750%	4/27/52	14,200	12,823
[6]	CSL Finance plc	5.417%	4/3/54	10,790	10,711
	CVS Health Corp.	6.000%	6/1/44	4,445	4,463
	Danaher Corp.	2.600%	10/1/50	2,000	1,262
	Danaher Corp.	2.800%	12/10/51	2,275	1,482

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dignity Health	4.500%	11/1/42	1,041	921
	Dignity Health	5.267%	11/1/64	758	715
	Elevance Health Inc.	5.650%	6/15/54	23,185	23,413
	Eli Lilly & Co.	5.000%	2/9/54	3,825	3,727
	Eli Lilly & Co.	4.950%	2/27/63	6,735	6,415
	Eli Lilly & Co.	5.100%	2/9/64	16,750	16,355
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,577	4,054
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	846
	HCA Inc.	4.625%	3/15/52	1,390	1,147
	HCA Inc.	6.000%	4/1/54	1,970	1,985
[6]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.875%	6/15/54	11,130	11,210
	Inova Health System Foundation	4.068%	5/15/52	8,945	7,587
	Johnson & Johnson	3.750%	3/3/47	16,965	14,035
	Johnson & Johnson	5.250%	6/1/54	45,290	46,722
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,895
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	10,056
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,856	12,015
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,155	31,363
	Mass General Brigham Inc.	3.765%	7/1/48	6,455	5,192
	Mass General Brigham Inc.	3.192%	7/1/49	12,725	9,172
	Mass General Brigham Inc.	3.342%	7/1/60	39,084	27,416
	Mayo Clinic	3.774%	11/15/43	11,795	9,865
	Mayo Clinic	3.196%	11/15/61	23,785	16,133
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,705
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,898
	Merck & Co. Inc.	4.900%	5/17/44	19,955	19,190
	Merck & Co. Inc.	3.700%	2/10/45	70,945	57,208
	Merck & Co. Inc.	2.750%	12/10/51	23,400	15,057
	Merck & Co. Inc.	5.000%	5/17/53	35,990	34,502
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,342
	Merck & Co. Inc.	5.150%	5/17/63	17,520	17,031
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,000	790
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,359
[7]	MSD Netherlands Capital BV	3.750%	5/30/54	600	653
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	2,841
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	10,544
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	3,136
	New York and Presbyterian Hospital	4.763%	8/1/16	2,000	1,738
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	922
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,544
	Northwell Healthcare Inc.	4.260%	11/1/47	947	785
	Northwell Healthcare Inc.	3.809%	11/1/49	2,284	1,757
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,246
	Novant Health Inc.	3.168%	11/1/51	5,500	3,836
	Novant Health Inc.	3.318%	11/1/61	26,665	17,986
	Novartis Capital Corp.	4.400%	5/6/44	24,840	22,783
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,840
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,630
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	990
	PeaceHealth Obligated Group	4.787%	11/15/48	1,515	1,372
	Pfizer Inc.	4.100%	9/15/38	20,280	18,344
	Pfizer Inc.	3.900%	3/15/39	34,185	30,018
	Pfizer Inc.	7.200%	3/15/39	33,687	40,734
	Pfizer Inc.	2.550%	5/28/40	5,000	3,575
	Pfizer Inc.	4.300%	6/15/43	2,865	2,536
	Pfizer Inc.	4.400%	5/15/44	8,165	7,435
	Pfizer Inc.	4.125%	12/15/46	7,734	6,559
	Pfizer Inc.	4.200%	9/15/48	16,686	14,256
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	61,450	59,904
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	39,890	39,425
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	43,035	41,900
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,431
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,569
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	8,725	5,341
[6]	Roche Holdings Inc.	2.607%	12/13/51	15,380	9,747
	Stanford Health Care	3.027%	8/15/51	25,000	17,456
	Sutter Health	3.161%	8/15/40	22,915	17,785
	Sutter Health	3.361%	8/15/50	3,089	2,284
	Sutter Health	5.547%	8/15/53	6,485	6,885
[7]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	321

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	200	152
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	5,460	4,003
[7]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	400	301
[3]	Trinity Health Corp.	3.434%	12/1/48	1,045	811
	UnitedHealth Group Inc.	3.500%	8/15/39	20,794	17,198
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,116
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	16,118
	UnitedHealth Group Inc.	4.375%	3/15/42	23,915	21,452
	UnitedHealth Group Inc.	3.950%	10/15/42	4,041	3,401
	UnitedHealth Group Inc.	5.500%	7/15/44	8,885	8,982
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	45,283
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	12,686
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	20,018
	UnitedHealth Group Inc.	4.250%	6/15/48	29,232	24,708
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	16,665
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	1,995
	UnitedHealth Group Inc.	3.250%	5/15/51	25,845	18,206
	UnitedHealth Group Inc.	4.750%	5/15/52	15,675	14,170
	UnitedHealth Group Inc.	5.875%	2/15/53	32,365	34,269
	UnitedHealth Group Inc.	5.050%	4/15/53	2,100	1,986
	UnitedHealth Group Inc.	5.375%	4/15/54	29,625	29,337
	UnitedHealth Group Inc.	5.625%	7/15/54	37,255	38,210
	UnitedHealth Group Inc.	6.050%	2/15/63	3,400	3,653
	UnitedHealth Group Inc.	5.200%	4/15/63	6,125	5,794
	UnitedHealth Group Inc.	5.500%	4/15/64	36,950	36,601
	UnitedHealth Group Inc.	5.750%	7/15/64	12,690	13,035
	Wyeth LLC	5.950%	4/1/37	33,438	36,122
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	763
					1,950,070
Industrials (4.7%)
[6]	BAE Systems plc	5.500%	3/26/54	28,430	28,458
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,000	2,917
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,928
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	22,309
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	36,671
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,500	1,348
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,470	2,431
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	13,500	12,838
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	38,917
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	10,509
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	10,007
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,082	4,210
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	15,414
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	14,734
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,730
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	12,189
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	3,801
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,450	4,370
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	18,385	18,861
	Canadian National Railway Co.	3.650%	2/3/48	28,169	22,307
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	3,055
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,313
	Caterpillar Inc.	3.803%	8/15/42	26,112	21,923
	CSX Corp.	4.750%	5/30/42	878	818
	CSX Corp.	3.800%	4/15/50	1,109	870
	Cummins Inc.	5.450%	2/20/54	2,300	2,308
	Emerson Electric Co.	2.800%	12/21/51	4,130	2,680
	General Dynamics Corp.	4.250%	4/1/40	8,325	7,468
	Honeywell International Inc.	4.500%	1/15/34	3,840	3,761
	Honeywell International Inc.	5.000%	3/1/35	7,790	7,884
	Honeywell International Inc.	5.700%	3/15/36	10,300	11,033
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,678
	Honeywell International Inc.	5.250%	3/1/54	58,395	57,940
	Honeywell International Inc.	5.350%	3/1/64	4,900	4,881
	Lockheed Martin Corp.	4.800%	8/15/34	3,833	3,844
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,801
	Lockheed Martin Corp.	4.500%	5/15/36	12,189	11,798
	Lockheed Martin Corp.	4.070%	12/15/42	7,394	6,407
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	7,028

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,206
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	17,693
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	24,491
	Lockheed Martin Corp.	4.150%	6/15/53	58,665	49,037
	Lockheed Martin Corp.	5.700%	11/15/54	1,600	1,697
	Lockheed Martin Corp.	5.200%	2/15/55	5,975	5,906
	Lockheed Martin Corp.	4.300%	6/15/62	4,980	4,172
	Lockheed Martin Corp.	5.900%	11/15/63	10,770	11,758
	Lockheed Martin Corp.	5.200%	2/15/64	16,285	15,971
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	244	246
[7]	Motability Operations Group plc	3.875%	1/24/34	800	878
	Norfolk Southern Corp.	3.942%	11/1/47	3,000	2,386
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	2,926
	Norfolk Southern Corp.	5.950%	3/15/64	5,330	5,619
	Northrop Grumman Corp.	5.050%	11/15/40	3,000	2,892
	Northrop Grumman Corp.	5.250%	5/1/50	700	682
	Northrop Grumman Corp.	4.950%	3/15/53	12,410	11,528
	Northrop Grumman Corp.	5.200%	6/1/54	38,955	37,494
	Rockwell Automation Inc.	2.800%	8/15/61	16,045	9,553
	RTX Corp.	5.700%	4/15/40	1,000	1,028
	RTX Corp.	4.875%	10/15/40	5,477	5,127
	Union Pacific Corp.	3.375%	2/14/42	23,855	18,803
	Union Pacific Corp.	3.500%	2/14/53	10,370	7,701
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,331
	Union Pacific Corp.	5.150%	1/20/63	29,730	28,285
	Union Pacific Corp.	3.850%	2/14/72	8,140	6,007
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,855
	United Parcel Service Inc.	5.500%	5/22/54	27,735	28,043
	Waste Management Inc.	2.950%	6/1/41	1,415	1,055
					745,809
Materials (1.2%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,830	1,341
[7]	BASF SE	4.500%	3/8/35	300	351
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,647	25,801
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,550	15,930
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	10,165	10,356
	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	15,787	15,200
[6]	Corp. Nacional del Cobre de Chile	6.300%	9/8/53	7,341	7,372
	Ecolab Inc.	2.125%	8/15/50	10,990	6,317
	Ecolab Inc.	2.700%	12/15/51	40,570	25,972
[6]	Glencore Funding LLC	5.893%	4/4/54	5,435	5,319
	Linde Inc.	3.550%	11/7/42	1,799	1,462
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,591
	Nutrien Ltd.	4.900%	6/1/43	3,811	3,482
	Nutrien Ltd.	5.250%	1/15/45	3,000	2,829
	Nutrien Ltd.	5.800%	3/27/53	1,655	1,673
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	1,986
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	27,410	17,527
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	25,957
	Rio Tinto Finance USA plc	5.125%	3/9/53	19,785	19,119
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	3,285	3,350
					192,935
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,760	1,693
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,291
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,439
	Kilroy Realty LP	6.250%	1/15/36	2,100	2,070
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,437
[7]	Prologis Euro Finance LLC	4.250%	1/31/43	500	550
[7]	Prologis International Funding II SA	4.625%	2/21/35	300	346
	Prologis LP	5.250%	6/15/53	2,243	2,177
	Prologis LP	5.250%	3/15/54	18,160	17,564
	Public Storage Operating Co.	5.350%	8/1/53	15,615	15,492
[7]	Realty Income Corp.	5.125%	7/6/34	100	119
	Simon Property Group LP	6.750%	2/1/40	1,100	1,222
	Simon Property Group LP	4.250%	10/1/44	9,315	7,773
	Simon Property Group LP	3.250%	9/13/49	33,520	23,176
	Simon Property Group LP	3.800%	7/15/50	1,600	1,213
	Simon Property Group LP	5.850%	3/8/53	5,230	5,340

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	6.650%	1/15/54	10,535	11,944
[7]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	500	344
					95,190
Technology (8.6%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	3,008
	Apple Inc.	2.375%	2/8/41	9,100	6,506
	Apple Inc.	3.850%	5/4/43	45,910	39,719
	Apple Inc.	3.450%	2/9/45	32,295	25,894
	Apple Inc.	4.375%	5/13/45	19,275	17,770
	Apple Inc.	4.650%	2/23/46	33,320	31,877
	Apple Inc.	3.850%	8/4/46	32,830	27,789
	Apple Inc.	4.250%	2/9/47	33,690	30,457
	Apple Inc.	3.750%	9/12/47	5,000	4,126
	Apple Inc.	3.750%	11/13/47	24,095	19,865
	Apple Inc.	2.950%	9/11/49	33,382	23,602
	Apple Inc.	2.650%	2/8/51	59,650	39,112
	Apple Inc.	2.700%	8/5/51	46,125	30,338
	Apple Inc.	3.950%	8/8/52	12,997	10,911
	Apple Inc.	4.100%	8/8/62	14,210	11,914
	Applied Materials Inc.	5.100%	10/1/35	95	98
[6]	Broadcom Inc.	3.137%	11/15/35	2,500	2,062
[6]	Broadcom Inc.	3.187%	11/15/36	2,230	1,820
[6]	Broadcom Inc.	4.926%	5/15/37	3,880	3,743
	Cisco Systems Inc.	5.900%	2/15/39	10,965	11,947
	Cisco Systems Inc.	5.500%	1/15/40	17,202	17,853
	Cisco Systems Inc.	5.300%	2/26/54	34,090	34,294
	Cisco Systems Inc.	5.350%	2/26/64	18,300	18,323
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,099
	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,264
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	7,885	8,376
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	62,330	60,540
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	19,085	18,374
	Intel Corp.	2.800%	8/12/41	3,000	2,128
	Intel Corp.	5.625%	2/10/43	18,350	18,627
	Intel Corp.	4.100%	5/19/46	7,330	6,002
	Intel Corp.	4.100%	5/11/47	32,924	26,723
	Intel Corp.	3.734%	12/8/47	57,997	43,909
	Intel Corp.	3.250%	11/15/49	42,600	29,277
	Intel Corp.	4.750%	3/25/50	9,620	8,476
	Intel Corp.	3.050%	8/12/51	17,768	11,556
	Intel Corp.	4.900%	8/5/52	2,220	2,006
	Intel Corp.	5.700%	2/10/53	19,055	19,214
	Intel Corp.	3.100%	2/15/60	19,740	12,278
	Intel Corp.	3.200%	8/12/61	3,400	2,148
	Intel Corp.	5.050%	8/5/62	6,445	5,835
	Intel Corp.	5.900%	2/10/63	2,420	2,473
	International Business Machines Corp.	4.150%	5/15/39	19,305	17,135
	International Business Machines Corp.	4.000%	6/20/42	4,443	3,737
	International Business Machines Corp.	4.250%	5/15/49	35,713	29,703
	International Business Machines Corp.	3.430%	2/9/52	13,845	9,852
	International Business Machines Corp.	4.900%	7/27/52	21,500	19,806
	Intuit Inc.	5.500%	9/15/53	10,000	10,302
	KLA Corp.	5.000%	3/15/49	1,256	1,206
	KLA Corp.	4.950%	7/15/52	3,790	3,612
	Microsoft Corp.	2.525%	6/1/50	185,072	120,312
	Microsoft Corp.	2.921%	3/17/52	102,002	71,554
	Microsoft Corp.	2.675%	6/1/60	48,124	30,342
	Microsoft Corp.	3.041%	3/17/62	36,210	24,710
	NVIDIA Corp.	3.500%	4/1/40	22,525	19,112
	NVIDIA Corp.	3.500%	4/1/50	22,900	18,047
	NVIDIA Corp.	3.700%	4/1/60	13,140	10,288
	Oracle Corp.	6.500%	4/15/38	17,605	19,325
	Oracle Corp.	3.600%	4/1/40	10,000	7,906
	Oracle Corp.	5.375%	7/15/40	19,240	18,764
	Oracle Corp.	3.650%	3/25/41	4,600	3,613
	Oracle Corp.	4.125%	5/15/45	24,805	19,938
	Oracle Corp.	4.000%	7/15/46	22,790	17,930
	Oracle Corp.	3.950%	3/25/51	13,200	10,018
	QUALCOMM Inc.	4.800%	5/20/45	12,300	11,664

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.300%	5/20/47	43,145	37,652
	QUALCOMM Inc.	4.500%	5/20/52	26,500	23,425
	QUALCOMM Inc.	6.000%	5/20/53	18,365	20,229
	Salesforce Inc.	2.700%	7/15/41	5,150	3,713
	Salesforce Inc.	2.900%	7/15/51	30,670	20,319
	Salesforce Inc.	3.050%	7/15/61	20,640	13,156
	Texas Instruments Inc.	3.875%	3/15/39	6,053	5,457
	Texas Instruments Inc.	2.700%	9/15/51	3,000	1,938
	Texas Instruments Inc.	4.100%	8/16/52	1,250	1,055
	Texas Instruments Inc.	5.000%	3/14/53	21,310	20,612
	Texas Instruments Inc.	5.150%	2/8/54	3,490	3,452
	Texas Instruments Inc.	5.050%	5/18/63	28,640	27,427
					1,372,644
Utilities (14.4%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	29,266
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,594
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,140
	AEP Transmission Co. LLC	4.500%	6/15/52	2,290	1,965
	AEP Transmission Co. LLC	5.400%	3/15/53	1,130	1,117
	Alabama Power Co.	6.000%	3/1/39	9,745	10,467
	Alabama Power Co.	5.500%	3/15/41	26,874	26,750
	Alabama Power Co.	5.200%	6/1/41	14,920	14,364
	Alabama Power Co.	3.850%	12/1/42	1,065	876
	Alabama Power Co.	3.750%	3/1/45	23,325	18,442
	Alabama Power Co.	3.450%	10/1/49	1,944	1,424
	Alabama Power Co.	3.125%	7/15/51	2,700	1,845
	Ameren Illinois Co.	4.500%	3/15/49	22,960	20,077
	Ameren Illinois Co.	2.900%	6/15/51	3,000	1,942
	Ameren Illinois Co.	5.900%	12/1/52	2,625	2,773
	Appalachian Power Co.	6.700%	8/15/37	17,970	19,819
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,647
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,694
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,222
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,821
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,068
	Atmos Energy Corp.	6.200%	11/15/53	2,620	2,894
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,272
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	21,967
	Baltimore Gas and Electric Co.	4.550%	6/1/52	5,690	4,914
	Baltimore Gas and Electric Co.	5.650%	6/1/54	11,510	11,768
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	5,191
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	24,209
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	40,125	36,185
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,604	8,940
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,000	1,908
[6]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	27,678
[5]	Cadent Finance plc	2.250%	10/10/35	400	378
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	3,410
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,476
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,720	1,679
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	917
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,108
	CMS Energy Corp.	4.875%	3/1/44	2,902	2,678
	Commonwealth Edison Co.	5.900%	3/15/36	2,810	3,007
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	16,864
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	13,685
	Commonwealth Edison Co.	4.700%	1/15/44	1,136	1,029
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	14,002
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	9,667
	Commonwealth Edison Co.	3.650%	6/15/46	13,732	10,564
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	7,026
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	10,767
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,320
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,393
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	928
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,153
	Commonwealth Edison Co.	5.300%	2/1/53	2,170	2,115
	Commonwealth Edison Co.	5.650%	6/1/54	6,055	6,200
	Connecticut Light and Power Co.	6.350%	6/1/36	947	1,031

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,207
Connecticut Light and Power Co.	4.150%	6/1/45	16,885	14,300
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	947	999
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,595
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,925	11,261
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	8,783
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	871
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	8,938
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	11,740	9,634
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	52,256	45,876
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,330	5,504
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,518
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	790
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,995	2,651
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,000	811
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,617
Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,421	26,220
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	19,435	20,486
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	22,865	23,456
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,717
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	795
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	15,602
Consumers Energy Co.	3.750%	2/15/50	1,944	1,523
Consumers Energy Co.	3.100%	8/15/50	29,786	20,829
Consumers Energy Co.	2.650%	8/15/52	11,455	7,260
Consumers Energy Co.	4.200%	9/1/52	2,350	1,958
Consumers Energy Co.	2.500%	5/1/60	12,610	7,246
Dominion Energy Inc.	4.900%	8/1/41	6,000	5,451
Dominion Energy Inc.	7.000%	6/1/54	3,910	4,114
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	12,602
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	3,012
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,099
Dominion Energy South Carolina Inc.	6.250%	10/15/53	2,935	3,257
DTE Electric Co.	4.300%	7/1/44	3,320	2,880
DTE Electric Co.	3.700%	3/15/45	2,910	2,313
DTE Electric Co.	2.950%	3/1/50	2,235	1,486
DTE Electric Co.	3.250%	4/1/51	2,000	1,404
DTE Electric Co.	5.400%	4/1/53	2,260	2,252
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	8,936
Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	14,087
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	34,898
Duke Energy Carolinas LLC	3.750%	6/1/45	2,373	1,847
Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,589
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,140
Duke Energy Carolinas LLC	3.200%	8/15/49	947	657
Duke Energy Carolinas LLC	3.450%	4/15/51	10,945	7,907
Duke Energy Carolinas LLC	3.550%	3/15/52	2,600	1,893
Duke Energy Corp.	6.100%	9/15/53	2,350	2,459
Duke Energy Corp.	5.800%	6/15/54	20,545	20,557
Duke Energy Florida LLC	6.350%	9/15/37	758	832
Duke Energy Florida LLC	5.650%	4/1/40	3,350	3,446
Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,197
Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,446
Duke Energy Florida LLC	4.200%	7/15/48	2,950	2,448
Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,602
Duke Energy Florida LLC	6.200%	11/15/53	2,500	2,732
Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,079
Duke Energy Indiana LLC	6.350%	8/15/38	775	850
Duke Energy Indiana LLC	6.450%	4/1/39	1,311	1,456
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,735
Duke Energy Indiana LLC	4.900%	7/15/43	29,514	27,253
Duke Energy Indiana LLC	3.750%	5/15/46	3,000	2,326
Duke Energy Indiana LLC	3.250%	10/1/49	2,465	1,701
Duke Energy Indiana LLC	2.750%	4/1/50	13,461	8,385
Duke Energy Indiana LLC	5.400%	4/1/53	9,060	8,877
Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,827
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	827
Duke Energy Ohio Inc.	5.650%	4/1/53	770	775
Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,890
Duke Energy Progress LLC	4.100%	3/15/43	23,186	19,295

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	24,818
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	18,431
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	16,849
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,500
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	596
	Duke Energy Progress LLC	2.900%	8/15/51	28,945	18,607
	Duke Energy Progress LLC	4.000%	4/1/52	2,060	1,616
[7]	Enel Finance International NV	4.500%	2/20/43	500	565
[7]	Engie SA	4.000%	1/11/35	200	223
[7]	Engie SA	4.250%	1/11/43	700	770
[6]	Engie SA	5.875%	4/10/54	3,900	3,883
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,602
	Entergy Arkansas LLC	5.750%	6/1/54	4,130	4,225
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,132
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,211
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,765
	Entergy Texas Inc.	5.000%	9/15/52	400	366
	Entergy Texas Inc.	5.800%	9/1/53	930	957
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,113	942
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,075
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,556
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	353
	Exelon Corp.	4.450%	4/15/46	450	384
	Exelon Corp.	4.100%	3/15/52	2,365	1,870
	Exelon Corp.	5.600%	3/15/53	270	268
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,585
	Florida Power & Light Co.	5.960%	4/1/39	947	1,023
	Florida Power & Light Co.	5.690%	3/1/40	663	690
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,786
	Florida Power & Light Co.	3.700%	12/1/47	3,000	2,349
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,364
	Florida Power & Light Co.	2.875%	12/4/51	3,000	1,970
	Georgia Power Co.	4.750%	9/1/40	33,945	31,356
	Georgia Power Co.	4.300%	3/15/42	12,511	10,920
	Georgia Power Co.	3.700%	1/30/50	17,230	13,147
	Georgia Power Co.	3.250%	3/15/51	1,000	699
	Georgia Power Co.	5.125%	5/15/52	540	518
	Idaho Power Co.	5.500%	3/15/53	1,530	1,496
	Indiana Michigan Power Co.	3.750%	7/1/47	4,000	3,027
	Indiana Michigan Power Co.	4.250%	8/15/48	1,164	949
	Indiana Michigan Power Co.	5.625%	4/1/53	2,340	2,351
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	16,873	16,152
	Kentucky Utilities Co.	5.125%	11/1/40	5,084	4,916
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	15,246
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,329
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	13,879
[6]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,605
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,568
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	20,914
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	20,984
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,605
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	13,100
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	691
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	776
	MidAmerican Energy Co.	5.850%	9/15/54	2,000	2,106
	MidAmerican Energy Co.	5.300%	2/1/55	1,970	1,927
[6]	Monongahela Power Co.	5.400%	12/15/43	10,640	10,134
[7]	National Grid plc	4.275%	1/16/35	300	337
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	10,955
	Nevada Power Co.	5.450%	5/15/41	21,620	21,528
	Nevada Power Co.	3.125%	8/1/50	1,500	993
[6]	New England Power Co.	2.807%	10/6/50	15,615	9,692
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	1,230	1,216
	Northern States Power Co.	6.250%	6/1/36	780	861
	Northern States Power Co.	6.200%	7/1/37	1,944	2,141
	Northern States Power Co.	5.350%	11/1/39	758	764
	Northern States Power Co.	3.400%	8/15/42	4,000	3,114
	Northern States Power Co.	4.000%	8/15/45	805	654
	Northern States Power Co.	3.600%	9/15/47	12,525	9,468
	Northern States Power Co.	4.200%	9/1/48	12,250	9,825

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	2.600%	6/1/51	14,765	9,112
	Northern States Power Co.	3.200%	4/1/52	3,000	2,076
	Northern States Power Co.	4.500%	6/1/52	3,000	2,607
	Northern States Power Co.	5.100%	5/15/53	21,580	20,475
	Northern States Power Co.	5.400%	3/15/54	3,890	3,869
	Northern States Power Co.	5.650%	6/15/54	3,910	4,015
	NSTAR Electric Co.	3.100%	6/1/51	1,000	676
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	7,655
	Oglethorpe Power Corp.	6.200%	12/1/53	2,180	2,292
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	2,655	2,675
	Ohio Power Co.	4.000%	6/1/49	2,724	2,111
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,741
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	3,071
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	13,908	10,955
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,109
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,666
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	6,219
	Pacific Gas and Electric Co.	4.500%	7/1/40	7,205	6,127
	Pacific Gas and Electric Co.	3.950%	12/1/47	1,850	1,368
	Pacific Gas and Electric Co.	4.950%	7/1/50	21,500	18,311
	Pacific Gas and Electric Co.	3.500%	8/1/50	2,415	1,634
	Pacific Gas and Electric Co.	6.750%	1/15/53	16,081	17,248
	Pacific Gas and Electric Co.	6.700%	4/1/53	2,676	2,869
	PacifiCorp	5.250%	6/15/35	1,232	1,235
	PacifiCorp	6.100%	8/1/36	1,420	1,504
	PacifiCorp	6.250%	10/15/37	1,957	2,080
	PacifiCorp	6.350%	7/15/38	10,644	11,373
	PacifiCorp	6.000%	1/15/39	1,606	1,674
	PacifiCorp	4.125%	1/15/49	5,737	4,512
	PacifiCorp	4.150%	2/15/50	22,050	17,346
	PacifiCorp	5.350%	12/1/53	3,060	2,846
	PacifiCorp	5.800%	1/15/55	2,260	2,242
	PECO Energy Co.	4.800%	10/15/43	10,365	9,556
	PECO Energy Co.	4.150%	10/1/44	396	336
	PECO Energy Co.	3.700%	9/15/47	15,500	12,096
	PECO Energy Co.	3.900%	3/1/48	5,890	4,680
	PECO Energy Co.	2.800%	6/15/50	3,000	1,922
	PECO Energy Co.	3.050%	3/15/51	3,000	2,012
	PECO Energy Co.	4.600%	5/15/52	3,040	2,668
	PECO Energy Co.	4.375%	8/15/52	3,800	3,213
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,314
	Potomac Electric Power Co.	7.900%	12/15/38	142	183
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	11,207
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	12,113
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,153
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	10,190
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,210	2,171
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,034
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	15,820
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,308
	Public Service Co. of Colorado	3.800%	6/15/47	2,260	1,717
	Public Service Co. of Colorado	4.050%	9/15/49	37,410	29,224
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,749
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,050	1,010
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,537
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,310
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	757
	Public Service Electric and Gas Co.	2.700%	5/1/50	19,725	12,733
	Public Service Electric and Gas Co.	3.000%	3/1/51	10,545	7,117
	Public Service Electric and Gas Co.	5.125%	3/15/53	2,420	2,347
	Public Service Electric and Gas Co.	5.450%	3/1/54	3,900	3,964
	Puget Sound Energy Inc.	6.274%	3/15/37	473	513
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,084
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	16,350
	Puget Sound Energy Inc.	4.300%	5/20/45	379	319
	Puget Sound Energy Inc.	4.223%	6/15/48	22,045	17,867
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	23,741
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	9,066
[3,6]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	7,134
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,829

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	773
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,688
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	1,008
	San Diego Gas & Electric Co.	3.700%	3/15/52	24,475	18,348
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,550	3,579
[5]	Severn Trent Utilities Finance plc	5.250%	4/4/36	200	250
	Southern California Edison Co.	5.950%	2/1/38	12,915	13,529
	Southern California Edison Co.	4.500%	9/1/40	14,228	12,585
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,401
	Southern California Edison Co.	3.900%	3/15/43	21,775	17,497
	Southern California Edison Co.	4.650%	10/1/43	21,739	19,285
	Southern California Edison Co.	3.600%	2/1/45	3,837	2,888
	Southern California Edison Co.	4.000%	4/1/47	41,120	32,519
	Southern California Edison Co.	4.125%	3/1/48	40,632	32,604
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,265
	Southern California Edison Co.	3.650%	2/1/50	12,650	9,324
	Southern California Edison Co.	2.950%	2/1/51	1,505	972
	Southern California Edison Co.	3.450%	2/1/52	23,965	16,841
	Southern California Edison Co.	5.450%	6/1/52	18,130	17,641
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,804
	Southern California Gas Co.	4.125%	6/1/48	30,835	24,776
	Southern California Gas Co.	4.300%	1/15/49	17,365	14,311
	Southern California Gas Co.	5.600%	4/1/54	11,695	11,860
	Southwestern Public Service Co.	4.500%	8/15/41	18,975	16,426
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	15,035
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	7,075
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,421
	Tampa Electric Co.	5.000%	7/15/52	1,380	1,284
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	13,634
	Tucson Electric Power Co.	5.500%	4/15/53	12,165	11,946
	Union Electric Co.	3.900%	9/15/42	4,326	3,570
	Union Electric Co.	4.000%	4/1/48	21,550	17,231
	Union Electric Co.	3.250%	10/1/49	2,025	1,416
	Union Electric Co.	3.900%	4/1/52	1,500	1,183
	Union Electric Co.	5.450%	3/15/53	2,210	2,177
	Union Electric Co.	5.250%	1/15/54	7,660	7,344
	Virginia Electric & Power Co.	5.700%	8/15/53	13,080	13,383
	Virginia Electric and Power Co.	6.000%	5/15/37	52,203	55,331
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,121
	Virginia Electric and Power Co.	8.875%	11/15/38	920	1,234
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	13,499
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,674
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,986
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	26,876
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,364
	Virginia Electric and Power Co.	3.300%	12/1/49	4,400	3,051
	Virginia Electric and Power Co.	2.450%	12/15/50	19,151	11,160
	Virginia Electric and Power Co.	2.950%	11/15/51	26,662	17,200
	Virginia Electric and Power Co.	4.625%	5/15/52	20,570	17,922
	Virginia Electric and Power Co.	5.450%	4/1/53	7,117	7,025
	Virginia Electric and Power Co.	5.350%	1/15/54	2,790	2,724
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,034	2,890
[5]	Yorkshire Water Finance plc	2.750%	4/18/41	500	425
					2,286,568
Total Corporate Bonds (Cost $14,403,489)					12,472,336
Sovereign Bonds (1.5%)
[6]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,603
[6]	Emirate of Abu Dhabi	5.500%	4/30/54	7,825	8,051
[7]	European Union	2.625%	2/4/48	14,200	13,840
[7]	European Union	3.000%	3/4/53	16,620	16,835
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	4,510	4,019
[6]	Kingdom of Saudi Arabia	5.750%	1/16/54	13,815	13,559
[6]	OMERS Finance Trust	4.000%	4/19/52	14,000	11,535
	Republic of Chile	3.100%	5/7/41	34,285	25,653
	Republic of Chile	3.500%	1/25/50	5,784	4,253
	Republic of Chile	3.500%	4/15/53	17,590	12,700
	Republic of Chile	5.330%	1/5/54	24,235	23,412
	Republic of Chile	3.100%	1/22/61	24,795	15,752

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	3.250%	9/21/71	24,130	15,358
[3]	Republic of Panama	3.870%	7/23/60	9,162	5,402
	Republic of Poland	5.500%	3/18/54	20,945	20,688
	State of Israel	5.750%	3/12/54	45,535	42,133
	United Mexican States	4.400%	2/12/52	8,531	6,351
	United Mexican States	3.771%	5/24/61	2,820	1,778
Total Sovereign Bonds (Cost $275,245)					242,922
Taxable Municipal Bonds (8.1%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	39,426	42,575
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	11,640	13,465
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	13,365	14,862
	California GO	5.125%	3/1/38	2,300	2,331
	California GO	4.600%	4/1/38	21,195	20,586
	California GO	7.550%	4/1/39	6,500	7,994
	California GO	7.300%	10/1/39	21,336	25,184
	California GO	7.350%	11/1/39	1,000	1,186
	California GO	7.625%	3/1/40	3,770	4,615
	California GO	7.600%	11/1/40	62,645	77,749
	California GO	5.875%	10/1/41	12,060	12,782
	California GO	5.200%	3/1/43	13,435	13,511
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	1,950	1,810
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,066	1,299
	California State University College & University Revenue	3.899%	11/1/47	1,620	1,402
	California State University College & University Revenue	2.975%	11/1/51	27,825	19,963
	California State University College & University Revenue	2.719%	11/1/52	10,925	7,654
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,828	49,201
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,082	10,195
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,910
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	17,748
	Commonwealth of Massachusetts GO	5.456%	12/1/39	1,265	1,311
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,652
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	201
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	17,864
	Dallas County Hospital District GO	5.621%	8/15/44	1,100	1,136
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	12,422
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	3,250	2,994
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,815
	Duke University College & University Revenue	5.850%	4/1/37	29,490	32,250
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	890	1,001
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	320	360
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	20,158
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,449
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,690	2,030
	Houston TX GO	3.961%	3/1/47	1,500	1,306
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,385
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	20,130
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	10,126
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	15,525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	1,500	1,702
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,849	2,126
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	2,300	2,373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,165	900
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	4,103
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	46,315	55,974
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	217
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	838
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	120	111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,691
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	1,000	1,116
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	3,607	4,303
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,361	46,989
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	12,711	13,193
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	19,260
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	7,318
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	1,200	1,199
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	27,580	28,885
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	2,931

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.590%	3/1/35	947	979
	New York NY GO	6.271%	12/1/37	550	600
	New York NY GO	5.263%	10/1/52	10,670	11,155
	New York NY GO	5.828%	10/1/53	22,280	24,949
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	16,356
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	193
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	26,923
	Ohio State University College & University Revenue	4.910%	6/1/40	13,800	13,607
	Ohio State University College & University Revenue	4.800%	6/1/11	11,138	10,234
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,000	766
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	565	430
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,629
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	16,142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	10,769
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	24,434
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,755
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,790	42,056
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	32,799	22,267
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	745	761
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	34,030	25,015
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	20,449
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	14,900	14,334
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	30,924
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	11,104
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	1,000	1,043
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,275
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	697	697
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,539
[11]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	2,000	1,553
	Texas GO	5.517%	4/1/39	3,500	3,665
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,450	3,538
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	4,150	3,506
	Texas Transportation Commission GO	2.472%	10/1/44	8,625	6,220
	University of California College & University Revenue	3.931%	5/15/45	17,840	16,522
	University of California College & University Revenue	4.858%	5/15/12	32,223	29,457
	University of California College & University Revenue	4.767%	5/15/15	11,045	9,890
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	10,041
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	958
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	32,500	22,701
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,765	8,985
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	790	542
	University of Michigan College & University Revenue	2.437%	4/1/40	1,500	1,129
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	22,547
	University of Michigan College & University Revenue	3.504%	4/1/52	19,835	15,663
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	11,764
	University of Minnesota College & University Revenue	4.048%	4/1/52	21,515	18,950
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	8,729
	University of Virginia College & University Revenue	2.256%	9/1/50	17,580	10,881
	University of Virginia College & University Revenue	2.584%	11/1/51	2,025	1,333
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	22,531
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,192
Total Taxable Municipal Bonds (Cost $1,394,250)					1,294,541
				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (1.3%)
[12]	Vanguard Market Liquidity Fund	5.390%		2,054,080	205,388

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (2.4%)
Bank of America Securities, LLC (Dated 7/31/24, Repurchase Value $22,303,000, collateralized by Fannie Mae 2.000%–6.275%, 6/1/28–6/1/54, and Freddie Mac 2.500%–5.767%, 6/1/26–8/1/54, with a value of $22,746,000)		5.350%	8/1/24	22,300	22,300
Barclays Capital Inc. (Dated 7/31/24, Repurchase Value $65,410,000, collateralized by U.S. Treasury Note/Bond 5.000%, 10/31/25, with a value of $66,708,000)		5.340%	8/1/24	65,400	65,400
Citigroup Global Markets Inc. (Dated 7/31/24, Repurchase Value $110,416,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.375%, 12/15/26–8/15/32, with a value of $112,608,000)		5.330%	8/1/24	110,400	110,400
JP Morgan Securities LLC (Dated 7/31/24, Repurchase Value $12,002,000, collateralized by U.S. Treasury Note/Bond 2.000%–4.375%, 11/15/26–2/15/50, with a value of $12,240,000)		5.340%	8/1/24	12,000	12,000
RBC Capital Markets LLC (Dated 7/31/24, Repurchase Value $70,110,000, collateralized by U.S. Treasury Note/Bond 4.375%–5.250%, 7/15/27–2/15/29, with a value of $71,502,000)		5.330%	8/1/24	70,100	70,100
Wells Fargo & Co. (Dated 7/31/24, Repurchase Value $97,414,000, collateralized by Freddie Mac 1.500%–7.500%, 10/1/25–8/1/54, with a value of $99,348,000)		5.350%	8/1/24	97,400	97,400
					377,600
Total Temporary Cash Investments (Cost $582,986)					582,988
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.315% Annually	WFB	10/21/24	3.315%	8,450	44
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.620% Annually	NGFP	9/11/24	3.620%	8,500	71
					115
Put Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.065% Annually	WFB	10/21/24	4.065%	12,650	55
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.375% Annually	NGFP	9/11/24	4.375%	12,750	3
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	8/21/24	0.525%	59,380	48

Long-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	9/18/24	0.500%	59,313	115
					221
Total Options Purchased (Cost $187)					336
Total Investments (98.6%) (Cost $17,750,995)					15,670,590
Other Assets and Liabilities—Net (1.4%)					223,102
Net Assets (100%)					15,893,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $19,210,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $47,764,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in British pounds.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $677,803,000, representing 4.3% of net assets.
7	Face amount denominated in euro.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.915% Annually	WFB	10/21/24	3.915%	12,650	(90)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.225% Annually	NGFP	9/11/24	4.225%	12,750	(8)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	9/18/24	0.700%	59,440	(22)
Total Options Written (Premiums Received $59)					(120)
CITNA—Citibank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Long-Term Investment-Grade Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	160	17,263	42
Euro-Schatz	September 2024	3	344	2
Long U.S. Treasury Bond	September 2024	286	34,543	514
Ultra 10-Year U.S. Treasury Note	September 2024	5,754	665,037	14,141
Ultra Long U.S. Treasury Bond	September 2024	968	123,874	2,066
				16,765

Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(43)	(8,831)	(12)
10-Year Japanese Government Bond	September 2024	(22)	(20,960)	12
10-Year U.S. Treasury Note	September 2024	(264)	(29,519)	(381)
Euro-Bobl	September 2024	(14)	(1,780)	(32)
Euro-Bund	September 2024	(68)	(9,842)	(174)
Euro-Buxl	September 2024	(202)	(29,456)	(1,299)
Long Gilt	September 2024	(17)	(2,168)	(47)
Long U.S. Treasury Bond	September 2024	(55)	(6,643)	(57)
Ultra Long U.S. Treasury Bond	September 2024	(853)	(109,157)	(2,108)
				(4,098)
				12,667

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Wells Fargo Bank N.A.	9/18/24	EUR	510	USD	556	—	(3)
Canadian Imperial Bank of Commerce	9/18/24	JPY	21,008	USD	134	7	—
Toronto-Dominion Bank	9/18/24	USD	171	AUD	254	5	—
State Street Bank & Trust Co.	9/18/24	USD	39,518	EUR	36,207	242	—
UBS AG	9/18/24	USD	4,070	EUR	3,740	13	—
Deutsche Bank AG	9/18/24	USD	850	EUR	780	3	—
State Street Bank & Trust Co.	9/18/24	USD	325	EUR	300	—	—
Wells Fargo Bank N.A.	9/18/24	USD	139	EUR	127	1	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	111	EUR	102	1	—
UBS AG	9/18/24	USD	106	EUR	98	—	—
Toronto-Dominion Bank	9/18/24	USD	1,610	GBP	1,242	12	—
State Street Bank & Trust Co.	9/18/24	USD	128	GBP	100	—	—
						284	(3)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $42,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	12,500	5.000	938	110

Long-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
CDX-NA-IG-S42-V1	6/21/29	USD	1,764,141	1.000	40,098	1,138
iTraxx Europe-S41-V1	6/21/29	EUR	27,500	1.000	648	68
					41,684	1,316
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	20,154	3.679[2]	(0.000)[3]	59	59
5/17/28	5/17/27[1]	19,834	3.701[2]	(0.000)[3]	62	62
5/24/28	5/24/27[1]	19,674	3.762[2]	(0.000)[3]	72	72
7/5/29	N/A	5,910	2.530[2]	(0.000)[4]	48	48
7/5/29	N/A	5,450	2.525[2]	(0.000)[4]	43	43
7/5/29	N/A	5,450	2.523[2]	(0.000)[4]	42	42
7/10/29	N/A	6,975	2.491[2]	(0.000)[4]	42	42
7/10/29	N/A	6,040	2.484[2]	(0.000)[4]	35	35
7/15/29	N/A	6,045	2.420[2]	(0.000)[4]	16	16
7/18/29	N/A	6,045	2.449[2]	(0.000)[4]	23	23
7/19/29	N/A	6,045	2.437[2]	(0.000)[4]	20	20
8/1/29	N/A	6,050	2.394[2]	(0.000)[4]	5	5
5/17/34	5/17/29[1]	4,687	0.000[5]	(3.799)[6]	(33)	(33)
5/17/34	5/17/29[1]	4,612	0.000[5]	(3.833)[6]	(38)	(38)
5/24/34	5/24/29[1]	4,575	0.000[5]	(3.865)[6]	(43)	(43)
10/23/34	10/23/24[1]	2,830	0.000[5]	(3.750)[6]	(27)	(27)
10/23/34	10/23/24[1]	2,830	3.754[6]	(0.000)[5]	28	28
7/5/54	N/A	1,300	0.000[4]	(2.522)[2]	(28)	(28)
7/5/54	N/A	1,200	0.000[4]	(2.519)[2]	(25)	(25)
7/5/54	N/A	1,200	0.000[4]	(2.524)[2]	(26)	(26)
7/10/54	N/A	1,500	0.000[4]	(2.510)[2]	(28)	(28)
7/10/54	N/A	1,300	0.000[4]	(2.499)[2]	(21)	(21)
7/15/54	N/A	1,300	0.000[4]	(2.469)[2]	(12)	(12)
7/18/54	N/A	1,300	0.000[4]	(2.501)[2]	(21)	(21)
7/19/54	N/A	1,300	0.000[4]	(2.482)[2]	(16)	(16)
8/1/54	N/A	1,300	0.000[4]	(2.454)[2]	(8)	(8)
					169	169
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,545,609)	15,465,202
Affiliated Issuers (Cost $205,386)	205,388
Total Investments in Securities	15,670,590
Investment in Vanguard	444
Cash	572
Foreign Currency, at Value (Cost $317)	324
Receivables for Investment Securities Sold	24,498
Receivables for Accrued Income	203,562
Receivables for Capital Shares Issued	23,866
Variation Margin Receivable—Futures Contracts	853
Variation Margin Receivable—Centrally Cleared Swap Contracts	1,490
Unrealized Appreciation—Forward Currency Contracts	284
Other Assets	54
Total Assets	15,926,537
Liabilities
Payables for Investment Securities Purchased	7,345
Payables to Investment Advisor	574
Payables for Capital Shares Redeemed	16,132
Payables for Distributions	7,817
Payables to Vanguard	854
Options Written, at Value (Premiums Received $59)	120
Unrealized Depreciation—Forward Currency Contracts	3
Total Liabilities	32,845
Net Assets	15,893,692
At July 31, 2024, net assets consisted of:

Paid-in Capital	19,547,008
Total Distributable Earnings (Loss)	(3,653,316)
Net Assets	15,893,692

Investor Shares—Net Assets
Applicable to 504,077,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,969,944
Net Asset Value Per Share—Investor Shares	$7.88

Admiral Shares—Net Assets
Applicable to 1,513,998,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,923,748
Net Asset Value Per Share—Admiral Shares	$7.88

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	388,240
Total Income	388,240
Expenses
Investment Advisory Fees—Note B	1,319
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,671
Management and Administrative—Admiral Shares	5,259
Marketing and Distribution—Investor Shares	81
Marketing and Distribution—Admiral Shares	288
Custodian Fees	89
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	35
Trustees’ Fees and Expenses	4
Other Expenses	12
Total Expenses	10,805
Expenses Paid Indirectly	(24)
Net Expenses	10,781
Net Investment Income	377,459
Realized Net Gain (Loss)
Investment Securities Sold[1]	(168,742)
Futures Contracts	(10,509)
Options Purchased	(1,013)
Options Written	307
Swap Contracts	21,170
Forward Currency Contracts	(248)
Foreign Currencies	63
Realized Net Gain (Loss)	(158,972)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(136,597)
Futures Contracts	14,389
Options Purchased	390
Options Written	(114)
Swap Contracts	(11,457)
Forward Currency Contracts	213
Foreign Currencies	4
Change in Unrealized Appreciation (Depreciation)	(133,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,315
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,763,000, $2,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	377,459	738,787
Realized Net Gain (Loss)	(158,972)	(717,767)
Change in Unrealized Appreciation (Depreciation)	(133,172)	137,698
Net Increase (Decrease) in Net Assets Resulting from Operations	85,315	158,718
Distributions
Investor Shares	(95,303)	(179,550)
Admiral Shares	(289,143)	(576,482)
Total Distributions	(384,446)	(756,032)
Capital Share Transactions
Investor Shares	13,931	271,850
Admiral Shares	107,978	36,717
Net Increase (Decrease) from Capital Share Transactions	121,909	308,567
Total Increase (Decrease)	(177,222)	(288,747)
Net Assets
Beginning of Period	16,070,914	16,359,661
End of Period	15,893,692	16,070,914

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.03	$8.32	$10.33	$11.42	$11.48	$9.79
Investment Operations
Net Investment Income[1]	.186	.363	.339	.323	.349	.381
Net Realized and Unrealized Gain (Loss) on Investments	(.146)	(.281)	(2.001)	(.836)	.399	1.854
Total from Investment Operations	.040	.082	(1.662)	(.513)	.748	2.235
Distributions
Dividends from Net Investment Income	(.190)	(.372)	(.348)	(.340)	(.368)	(.399)
Distributions from Realized Capital Gains	—	—	—	(.237)	(.440)	(.146)
Total Distributions	(.190)	(.372)	(.348)	(.577)	(.808)	(.545)
Net Asset Value, End of Period	$7.88	$8.03	$8.32	$10.33	$11.42	$11.48
Total Return[2]	0.57%	1.21%	-16.05%	-4.64%	6.54%	23.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,970	$4,032	$3,884	$4,840	$5,070	$4,942
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.21%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.83%	4.66%	3.98%	2.94%	2.97%	3.57%
Portfolio Turnover Rate	20%	38%	26%	24%	30%	34%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.03	$8.32	$10.33	$11.42	$11.48	$9.79
Investment Operations
Net Investment Income[1]	.190	.371	.348	.334	.361	.392
Net Realized and Unrealized Gain (Loss) on Investments	(.147)	(.282)	(2.001)	(.836)	.399	1.853
Total from Investment Operations	.043	.089	(1.653)	(.502)	.760	2.245
Distributions
Dividends from Net Investment Income	(.193)	(.379)	(.357)	(.351)	(.380)	(.409)
Distributions from Realized Capital Gains	—	—	—	(.237)	(.440)	(.146)
Total Distributions	(.193)	(.379)	(.357)	(.588)	(.820)	(.555)
Net Asset Value, End of Period	$7.88	$8.03	$8.32	$10.33	$11.42	$11.48
Total Return[2]	0.62%	1.31%	-15.97%	-4.54%	6.64%	23.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,924	$12,039	$12,475	$14,769	$15,455	$15,335
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.93%	4.75%	4.08%	3.04%	3.07%	3.67%
Portfolio Turnover Rate	20%	38%	26%	24%	30%	34%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Long-Term Investment-Grade Fund
During the six months ended July 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by

Long-Term Investment-Grade Fund
the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 10% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $171,000 for the six months ended July 31, 2024.
For the six months ended July 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $444,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Long-Term Investment-Grade Fund
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,037,570	—	1,037,570
Asset-Backed/Commercial Mortgage-Backed Securities	—	39,897	—	39,897
Corporate Bonds	—	12,472,336	—	12,472,336
Sovereign Bonds	—	242,922	—	242,922
Taxable Municipal Bonds	—	1,294,541	—	1,294,541
Temporary Cash Investments	205,388	377,600	—	582,988
Options Purchased	—	336	—	336
Total	205,388	15,465,202	—	15,670,590
Derivative Financial Instruments
Assets
Futures Contracts[1]	16,777	—	—	16,777
Forward Currency Contracts	—	284	—	284
Swap Contracts	1,811[1]	—	—	1,811
Total	18,588	284	—	18,872
Liabilities
Options Written	—	120	—	120
Futures Contracts[1]	4,110	—	—	4,110
Forward Currency Contracts	—	3	—	3
Swap Contracts	326[1]	—	—	326
Total	4,436	123	—	4,559
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At July 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	173	—	163	336
Unrealized Appreciation—Futures Contracts[1]	16,777	—	—	16,777
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	495	—	1,316	1,811
Unrealized Appreciation—Forward Currency Contracts	—	284	—	284
Total Assets	17,445	284	1,479	19,208

Options Written, at Value	98	—	22	120
Unrealized Depreciation—Futures Contracts[1]	4,110	—	—	4,110
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	326	—	—	326
Unrealized Depreciation—Forward Currency Contracts	—	3	—	3
Total Liabilities	4,534	3	22	4,559
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Long-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(10,509)	—	—	(10,509)
Options Purchased	(173)	—	(840)	(1,013)
Options Written	152	—	155	307
Swap Contracts	(153)	—	21,323	21,170
Forward Currency Contracts	—	(248)	—	(248)
Realized Net Gain (Loss) on Derivatives	(10,683)	(248)	20,638	9,707
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14,389	—	—	14,389
Options Purchased	173	—	217	390
Options Written	(98)	—	(16)	(114)
Swap Contracts	169	—	(11,626)	(11,457)
Forward Currency Contracts	—	213	—	213
Change in Unrealized Appreciation (Depreciation) on Derivatives	14,633	213	(11,425)	3,421
G.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,767,555
Gross Unrealized Appreciation	203,918
Gross Unrealized Depreciation	(2,286,570)
Net Unrealized Appreciation (Depreciation)	(2,082,652)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $1,398,834,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
H.	During the six months ended July 31, 2024, the fund purchased $2,299,371,000 of investment securities and sold $2,586,454,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $669,202,000 and $674,862,000, respectively.
I.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	65,663	8,446	377,250	48,826
Issued in Lieu of Cash Distributions	92,449	11,975	174,552	22,383
Redeemed	(144,181)	(18,636)	(279,952)	(35,690)
Net Increase (Decrease)—Investor Shares	13,931	1,785	271,850	35,519
Admiral Shares
Issued	1,403,880	181,157	2,634,826	338,861
Issued in Lieu of Cash Distributions	242,754	31,442	488,334	62,581
Redeemed	(1,538,656)	(198,226)	(3,086,443)	(401,020)
Net Increase (Decrease)—Admiral Shares	107,978	14,373	36,717	422
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Long-Term Investment-Grade Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q392 092024

Financial Statements
For the six-months ended July 31, 2024
Vanguard Ultra-Short-Term Bond Fund

Contents
Financial Statements	1

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (25.5%)
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,656
[1]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	17,570	17,645
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	9,029	9,055
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	2,742	2,758
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,806	1,817
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,815	1,827
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	992	999
[1]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	37,312	36,798
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	34,200
[1]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	5,751	5,770
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,211
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	36,412
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	541	538
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	6,060	6,009
[1]	AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.430%	1/18/29	23,160	23,351
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	400	399
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	5,398	5,393
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	12,260	12,333
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	8,505	8,508
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	6,740	6,783
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,922
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	20,545	20,251
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	13,712	13,355
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	8,030	7,682
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,390	1,390
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	430	430
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	44,855
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,432
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	12,525	12,542
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,321
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	13,780	13,964
[1,2]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,740	3,765
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	22,300	22,454
[1]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	31,410	31,435
[1,2]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	10,270	10,387
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	1,665	1,648
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,146
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	4,900	4,838
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	12,008	12,014
[1]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	17,176	17,238
[1]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	8,555	8,551
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	2,339	2,312
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,258
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	3,350	3,312
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	4,870	4,929
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	13,042	13,073
[1,2]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	9,780	9,861
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	7,144	7,177
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	10,919	11,033
[1,2]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	9,534	9,582
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	15,250	15,304
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,920
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,716
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	22,210	22,261
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	25,040	25,247
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	2,002	2,000
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	12,709	12,730
[1]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	11,990	11,972
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	9,709	9,502
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	7,046	7,061
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	25,215
1

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,734
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	26,169	26,474
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	5,110	5,163
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,498
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	41,150	40,555
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	5,364	5,376
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	3,693	3,689
[1,2]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	4,110	4,127
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	9,036	9,041
[1,2]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	9,310	9,299
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	1	1
[1,2]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	8,190	8,185
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,792
[1]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	23,790	23,802
[1]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,410	11,453
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	3,952	3,957
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	1,448	1,434
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	1,592	1,575
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	7,110	7,117
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	9,714	9,745
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	13,418	13,617
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	6,910	6,927
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	10,910	10,978
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	5,790	5,805
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.347%	5/25/44	5,455	5,461
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.047%	7/25/43	3,058	3,078
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.847%	10/25/43	6,418	6,452
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.397%	1/25/44	14,699	14,715
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.447%	2/25/44	3,390	3,391
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.247%	11/25/41	6,259	6,257
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.298%	9/25/43	8,299	8,362
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.00%	6.336%	7/25/44	7,070	7,071
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	40,162
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	664	661
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	40,370	40,584
[1]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	19,390	19,404
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,353
[1]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	1,710	1,716
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	10,167
[1]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	8,430	8,475
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,327
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	8,568	8,477
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	31,214	30,653
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	46,724	44,529
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,384
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,349
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	45,424	43,435
[1,2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	48,228	48,225
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.147%	10/25/41	5,000	5,001
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.197%	11/25/43	5,197	5,263
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.697%	2/25/44	16,659	16,717
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	6.547%	5/25/44	17,670	17,700
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	6.597%	3/25/44	6,628	6,640
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	11,951	11,934
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9,320	9,304
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	8,750	8,775
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	23,820	23,856
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,600
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	6,039
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	9,730	9,850
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,234
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,361
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	9,770	9,853
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,110	5,179
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,807
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	8,760	8,784
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	9,457	9,539
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	4,000	4,040
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	16,814	16,820
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	11,910	11,938
2

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	10,240	10,259
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	14,008	14,030
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	2,117	2,116
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	2,861	2,828
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	21,280	21,541
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	15,870	15,601
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2023-4	5.870%	6/22/26	18,977	19,014
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,241
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,878
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	17,223
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	9,030	9,166
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	17,720	17,866
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	24,540	24,855
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	12,900	12,938
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,218
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	19,310	19,340
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	6,020	6,062
[1,2]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	3,955	3,965
[1,2]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,350	3,384
[1,2]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,560	5,579
[1,2]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	15,860	15,971
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	7,254	7,310
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	14,720	14,702
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/26	10,000	10,078
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	11,360	11,369
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	13,500	13,614
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	22,270	22,221
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	16,042	15,963
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,450
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	2,700	2,734
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	6,175	6,248
[1]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	13,036	13,063
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,874
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	9,104
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,743
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	100	100
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	640	634
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	2,695	2,642
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	62	62
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	9,749	9,757
[1,2]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	36,520	36,576
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	8,334	8,254
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	7,390	7,391
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	9,670	9,743
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	8,150	8,005
[1,2,3]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	6.091%	1/21/28	35,050	35,176
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	32,340	32,203
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	14,930	15,109
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	20,830	20,808
[1,2]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,630	4,669
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	11,208	11,304
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5,540	5,552
[1]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	26,040	26,058
[1]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	3,090	3,097
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	16,650	16,889
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	851	850
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	5,015	4,956
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	19,468	19,272
[1,2,3]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	6.187%	1/15/28	25,980	26,070
[1,2]	Porsche Financial Auto Securitization Trust Class A2A Series 2023-2A	5.880%	11/23/26	8,574	8,583
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	11,900	11,867
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	10,540	10,631
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.093%	2/3/53	4,187	4,181
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	187	186
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	942	949
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	980	987
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	2,510	2,530
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,100	2,122
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,710	2,735
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,290	2,315
3

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,290	3,327
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	1,318	1,309
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	66	66
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	424	424
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	295	294
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	10,106	10,093
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12,910	12,890
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	8,270	8,279
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	5,760	5,789
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	2,180	2,204
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	19,000	19,014
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	21,620	21,833
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	11,760	11,862
[1]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	8,324	8,236
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	5,950	5,974
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	16,150	16,039
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	12,140	12,041
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,919
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	20,790	20,843
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	14,930	15,083
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	8,650	8,694
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	5,810	5,900
[1,2]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	8,570	8,591
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	5,101	5,107
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	9,560	9,676
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	11,910	11,950
[1,2]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	11,697	11,686
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	16,410	16,462
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	38,115	37,586
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	31,708	31,310
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	18,980	19,036
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	34,390	34,610
[1,2]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	10,610	10,645
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,782
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,399
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	11,030	11,121
[1,2]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	18,980	19,086
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	36,173	35,045
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,854
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,412
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	20,780	20,814
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	6,383	6,392
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	40,920	40,822
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	35,870	36,163
[1,2]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	10,640	10,703
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	2,930	2,953
[1,2,3]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	6.096%	12/26/28	25,990	26,060
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	2,517	2,539
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	24,640	24,784
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	15,948
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	22,130
[1]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	31,920	31,948
[1]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	5,560	5,601
[1]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	6,710	6,641
[1]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	11,380	11,393
[1]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	3,504	3,530
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	36,800	37,062
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	21,880	22,032
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	10,840	10,843
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	708	705
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	10,560	10,561
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	14,068	14,100
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	9,200	9,159
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	28,384	28,334
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	14,240	14,379
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	303	303
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,140
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,885
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	12,280	12,315
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,252,476)					3,271,334
Corporate Bonds (63.2%)
Communications (2.9%)
	AT&T Inc.	1.700%	3/25/26	3,444	3,269
	AT&T Inc.	2.950%	7/15/26	5,010	4,837
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	18,781	18,653
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	15,535	15,813
	Discovery Communications LLC	4.900%	3/11/26	6,423	6,354
[2]	Expedia Group Inc.	6.250%	5/1/25	25,000	25,070
	Expedia Group Inc.	5.000%	2/15/26	27,451	27,449
[2]	Netflix Inc.	3.625%	6/15/25	36,903	36,384
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,162
	Rogers Communications Inc.	2.950%	3/15/25	18,700	18,419
	Rogers Communications Inc.	3.625%	12/15/25	24,062	23,601
	Sprint LLC	7.625%	2/15/25	37,265	37,482
	Sprint LLC	7.625%	3/1/26	8,274	8,509
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,785
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,883	4,888
	T-Mobile USA Inc.	3.500%	4/15/25	13,691	13,498
	T-Mobile USA Inc.	1.500%	2/15/26	17,796	16,882
	T-Mobile USA Inc.	2.250%	2/15/26	7,405	7,101
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	3,887	3,679
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	26,129
	Warnermedia Holdings Inc.	3.788%	3/15/25	43,977	43,404
					367,368
Consumer Discretionary (6.2%)
	American Honda Finance Corp.	5.000%	5/23/25	32,985	32,938
	American Honda Finance Corp.	4.950%	1/9/26	15,540	15,572
[3]	American Honda Finance Corp., SOFR + 0.500%	5.868%	1/12/26	70,000	70,009
[3]	American Honda Finance Corp., SOFR + 0.710%	6.078%	7/9/27	37,260	37,274
	AutoZone Inc.	3.250%	4/15/25	14,889	14,653
[2]	BMW Finance NV	2.400%	8/14/24	7,480	7,471
[2]	BMW US Capital LLC	5.050%	4/2/26	52,500	52,690
	Ford Motor Credit Co. LLC	5.125%	6/16/25	36,002	35,832
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,570	13,369
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,250	15,843
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,676	2,543
	General Motors Co.	6.125%	10/1/25	14,090	14,232
	General Motors Financial Co. Inc.	2.900%	2/26/25	6,001	5,909
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	35,486
	General Motors Financial Co. Inc.	1.500%	6/10/26	16,391	15,369
	General Motors Financial Co. Inc.	5.400%	5/8/27	11,954	12,084
	Home Depot Inc.	5.150%	6/25/26	15,820	15,982
[3]	Home Depot Inc., SOFR + 0.330%	5.698%	12/24/25	22,285	22,313
	Marriott International Inc.	3.750%	10/1/25	3,634	3,580
	Marriott International Inc.	3.125%	6/15/26	3,664	3,548
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	46,665	46,775
[2]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	74,000	74,093
[2,3,5]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.996%	7/31/26	34,000	34,030
	Ross Stores Inc.	0.875%	4/15/26	20,000	18,696
	Tapestry Inc.	7.050%	11/27/25	32,181	32,822
[6]	Toyota Finance Australia Ltd.	2.930%	3/21/25	11,950	7,724
[6]	Volkswagen Financial Services Australia Pty Ltd.	2.400%	8/28/24	12,100	7,897
[2]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	42,402	41,746
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	16,602	16,709
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	16,368	15,588
[2]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	71,055	71,435
					794,212
Consumer Staples (3.0%)
	Altria Group Inc.	4.400%	2/14/26	10,850	10,752
	Altria Group Inc.	2.625%	9/16/26	31,934	30,458
	BAT Capital Corp.	3.222%	8/15/24	4,524	4,519
	BAT Capital Corp.	2.789%	9/6/24	3,577	3,566
[2]	BAT International Finance plc	3.950%	6/15/25	7,370	7,276
	BAT International Finance plc	1.668%	3/25/26	52,207	49,453
	Campbell Soup Co.	5.300%	3/20/26	33,072	33,291
	Constellation Brands Inc.	4.750%	11/15/24	9,153	9,126
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	4.400%	11/15/25	9,195	9,121
	Dollar General Corp.	4.150%	11/1/25	16,614	16,401
	Haleon UK Capital plc	3.125%	3/24/25	28,245	27,810
	McCormick & Co. Inc.	0.900%	2/15/26	5,104	4,800
	Molson Coors Beverage Co.	3.000%	7/15/26	15,819	15,293
	Mondelez International Inc.	1.500%	5/4/25	12,544	12,188
	Philip Morris International Inc.	5.125%	11/15/24	75,809	75,688
	Philip Morris International Inc.	5.000%	11/17/25	5,830	5,834
	Philip Morris International Inc.	2.750%	2/25/26	54,128	52,398
	Philip Morris International Inc.	4.750%	2/12/27	7,115	7,130
	Reynolds American Inc.	4.450%	6/12/25	16,810	16,671
					391,775
Energy (2.6%)
	Boardwalk Pipelines LP	5.950%	6/1/26	3,690	3,736
	Enbridge Energy Partners LP	5.875%	10/15/25	11,628	11,715
	Energy Transfer LP	4.050%	3/15/25	5,000	4,956
	Energy Transfer LP	2.900%	5/15/25	25,816	25,319
	Energy Transfer LP	4.750%	1/15/26	7,591	7,560
	Energy Transfer LP	3.900%	7/15/26	19,955	19,534
[2]	EQT Corp.	3.125%	5/15/26	3,366	3,245
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	17,589	16,616
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,931
	Marathon Petroleum Corp.	4.700%	5/1/25	28,662	28,506
	MPLX LP	4.875%	6/1/25	52,052	51,800
	MPLX LP	1.750%	3/1/26	2,606	2,476
	Occidental Petroleum Corp.	5.875%	9/1/25	12,420	12,470
	Occidental Petroleum Corp.	5.500%	12/1/25	18,221	18,277
	Occidental Petroleum Corp.	5.000%	8/1/27	3,190	3,204
	Ovintiv Inc.	5.650%	5/15/25	21,605	21,624
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	38,167
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,975	5,026
	Spectra Energy Partners LP	3.500%	3/15/25	1,742	1,719
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,747	8,661
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	4,690	4,844
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,786
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,750
	Williams Cos. Inc.	3.900%	1/15/25	6,190	6,141
	Williams Cos. Inc.	5.400%	3/2/26	18,360	18,487
					334,550
Financials (30.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	20,000	19,796
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,807
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,785
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	11,500	10,930
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	30,444	28,711
	Affiliated Managers Group Inc.	3.500%	8/1/25	65,000	63,850
	Aflac Inc.	1.125%	3/15/26	2,564	2,420
	Air Lease Corp.	2.875%	1/15/26	27,050	26,171
	Air Lease Corp.	5.300%	6/25/26	26,000	26,159
	Air Lease Corp.	1.875%	8/15/26	8,800	8,267
	Allstate Corp.	0.750%	12/15/25	6,959	6,583
	Allstate Corp.	3.280%	12/15/26	2,890	2,796
	American Express Co.	4.990%	5/1/26	35,932	35,831
	American Express Co.	6.338%	10/30/26	27,171	27,576
	American Express Co.	5.645%	4/23/27	17,980	18,177
[3]	American Express Co., SOFR + 0.930%	6.297%	7/26/28	55,800	55,853
	Ameriprise Financial Inc.	3.000%	4/2/25	25,675	25,277
[2]	Athene Global Funding	5.684%	2/23/26	36,830	37,104
[2]	Athene Global Funding	5.620%	5/8/26	112,320	113,332
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	96,440	96,821
	Banco Santander SA	2.746%	5/28/25	11,200	10,955
	Banco Santander SA	5.147%	8/18/25	2,573	2,564
[3]	Banco Santander SA, SOFR + 1.120%	6.488%	7/15/28	29,800	29,819
	Bank of America Corp.	3.950%	4/21/25	15,169	15,003
	Bank of America Corp.	3.366%	1/23/26	20,000	19,790
	Bank of America Corp.	2.015%	2/13/26	36,355	35,691
	Bank of America Corp.	3.384%	4/2/26	24,989	24,653
	Bank of America Corp.	1.197%	10/24/26	25,645	24,395
	Bank of America Corp.	3.559%	4/23/27	16,185	15,779
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	1.734%	7/22/27	12,650	11,869
	Bank of Montreal	5.920%	9/25/25	67,935	68,619
	Bank of Montreal	1.250%	9/15/26	20,000	18,561
	Bank of Montreal	5.266%	12/11/26	20,388	20,635
	Bank of New York Mellon	5.148%	5/22/26	22,080	22,111
	Bank of New York Mellon Corp.	4.414%	7/24/26	12,440	12,337
[3]	Bank of New York Mellon Corp., SOFR + 0.830%	6.197%	7/21/28	60,500	60,543
	Bank of Nova Scotia	5.450%	6/12/25	120,500	120,710
	Bank of Nova Scotia	4.750%	2/2/26	3,373	3,365
	Bank of Nova Scotia	1.050%	3/2/26	5,743	5,413
[2]	Banque Federative du Credit Mutuel SA	4.935%	1/26/26	8,384	8,374
[2]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	118,555	120,686
	Barclays plc	2.852%	5/7/26	11,000	10,782
[2]	BPCE SA	5.100%	1/26/26	37,500	37,373
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	59,660	59,609
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	14,975	15,193
	Charles Schwab Corp.	0.900%	3/11/26	5,724	5,360
	Charles Schwab Corp.	1.150%	5/13/26	7,059	6,602
	Citibank NA	5.438%	4/30/26	42,433	42,810
[3,5]	Citibank NA, SOFR + 0.708%	6.074%	8/6/26	34,730	34,741
	Citigroup Inc.	3.700%	1/12/26	7,870	7,733
	Citigroup Inc.	2.014%	1/25/26	9,450	9,290
	Citigroup Inc.	3.290%	3/17/26	19,058	18,793
	Citigroup Inc.	5.610%	9/29/26	10,000	10,042
	Cooperatieve Rabobank UA	4.850%	1/9/26	32,553	32,594
[2]	Cooperatieve Rabobank UA	1.106%	2/24/27	14,125	13,267
	Corebridge Financial Inc.	3.500%	4/4/25	43,778	43,140
[2]	Corebridge Global Funding	5.350%	6/24/26	37,130	37,464
[2]	Credit Agricole SA	1.247%	1/26/27	5,000	4,713
[2]	Danske Bank AS	6.259%	9/22/26	60,075	60,769
	Fidelity National Information Services Inc.	1.150%	3/1/26	27,169	25,630
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,814
[2]	GA Global Funding Trust	3.850%	4/11/25	3,239	3,201
	Global Payments Inc.	2.650%	2/15/25	15,574	15,331
	Global Payments Inc.	1.200%	3/1/26	10,000	9,413
	Global Payments Inc.	4.800%	4/1/26	4,648	4,625
	Goldman Sachs Bank USA	5.283%	3/18/27	35,880	36,023
	Goldman Sachs Bank USA	5.414%	5/21/27	25,000	25,174
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	47,367
	Goldman Sachs Group Inc.	1.542%	9/10/27	51,027	47,471
	HSBC Holdings plc	2.999%	3/10/26	21,360	21,035
	HSBC Holdings plc	1.645%	4/18/26	25,970	25,278
	HSBC Holdings plc	2.099%	6/4/26	18,000	17,503
	HSBC Holdings plc	4.292%	9/12/26	37,825	37,394
	HSBC Holdings plc	5.597%	5/17/28	16,840	17,071
	HSBC USA Inc.	5.625%	3/17/25	12,695	12,712
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,800
	Huntington National Bank	5.699%	11/18/25	21,688	21,663
[2]	ING Groep NV	1.400%	7/1/26	10,240	9,882
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	74,340
	Invesco Finance plc	3.750%	1/15/26	19,149	18,788
	JPMorgan Chase & Co.	2.595%	2/24/26	1,860	1,831
	JPMorgan Chase & Co.	2.005%	3/13/26	20,163	19,751
	JPMorgan Chase & Co.	4.080%	4/26/26	14,965	14,824
	JPMorgan Chase & Co.	1.040%	2/4/27	7,185	6,765
	JPMorgan Chase & Co.	1.578%	4/22/27	25,000	23,586
	JPMorgan Chase & Co.	1.470%	9/22/27	15,000	13,954
[3]	JPMorgan Chase & Co., SOFR + 0.930%	6.297%	7/22/28	56,000	56,071
	Lloyds Banking Group plc	4.716%	8/11/26	14,940	14,844
[3,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.235%	5/28/30	3,730	2,474
[2]	Macquarie Group Ltd.	6.207%	11/22/24	43,382	43,464
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	2,551	2,514
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,326	3,292
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	22,552	22,145
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,364	13,237
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,495	19,777
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,813
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	223
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,262
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	6,216
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.000%	7/23/25	3,500	3,460
	Morgan Stanley	2.188%	4/28/26	21,644	21,136
	Morgan Stanley	3.125%	7/27/26	13,080	12,661
	Morgan Stanley	0.985%	12/10/26	8,624	8,136
	Morgan Stanley	1.593%	5/4/27	14,780	13,922
	Morgan Stanley	1.512%	7/20/27	5,581	5,219
	Morgan Stanley Bank NA	5.504%	5/26/28	14,060	14,289
[3]	Morgan Stanley Bank NA, SOFR + 0.940%	6.305%	7/14/28	67,765	67,880
	Nasdaq Inc.	5.650%	6/28/25	56,200	56,384
	Nasdaq Inc.	3.850%	6/30/26	6,000	5,903
	National Bank of Canada	5.250%	1/17/25	36,650	36,572
	National Bank of Canada	5.600%	7/2/27	35,000	35,360
[2]	National Securities Clearing Corp.	5.150%	6/26/26	5,660	5,701
	NatWest Group plc	7.472%	11/10/26	10,848	11,131
[2]	NatWest Markets plc	5.416%	5/17/27	8,400	8,503
	Nomura Holdings Inc.	1.653%	7/14/26	2,210	2,066
[2]	Nuveen Finance LLC	4.125%	11/1/24	9,060	9,027
	ORIX Corp.	3.250%	12/4/24	1,163	1,153
	PayPal Holdings Inc.	2.400%	10/1/24	17,350	17,255
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	16,890	16,666
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	6,085	6,024
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	4,871	4,573
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	5,010	5,053
	PNC Bank NA	3.250%	6/1/25	14,605	14,360
	PNC Financial Services Group Inc.	5.812%	6/12/26	66,452	66,727
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,946
	PNC Financial Services Group Inc.	5.102%	7/23/27	37,204	37,327
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,000	1,035
	Royal Bank of Canada	5.200%	7/20/26	22,120	22,294
[3]	Royal Bank of Canada, SOFR + 0.630%	6.158%	7/23/27	103,240	103,307
[2]	Standard Chartered plc	1.456%	1/14/27	4,500	4,254
	State Street Corp.	2.354%	11/1/25	20,980	20,818
	State Street Corp.	5.104%	5/18/26	77,660	77,640
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	29,142	28,179
	Toronto-Dominion Bank	0.750%	1/6/26	19,000	17,953
	Toronto-Dominion Bank	1.200%	6/3/26	15,522	14,557
	Toronto-Dominion Bank	5.532%	7/17/26	21,658	21,924
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,769
	Truist Financial Corp.	1.200%	8/5/25	780	749
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,526
	UBS AG	2.950%	4/9/25	14,930	14,684
	UBS AG	5.800%	9/11/25	54,776	55,230
	UBS AG	1.250%	8/7/26	11,024	10,257
[2]	UBS Group AG	4.125%	4/15/26	4,798	4,719
	UBS Group AG	4.550%	4/17/26	9,125	9,046
[2]	UBS Group AG	2.193%	6/5/26	10,000	9,737
[2]	UBS Group AG	5.711%	1/12/27	6,944	6,989
[2]	UBS Group AG	1.305%	2/2/27	44,440	41,869
	US Bancorp	1.450%	5/12/25	22,632	21,984
	US Bancorp	3.950%	11/17/25	6,863	6,776
	US Bancorp	2.375%	7/22/26	12,292	11,750
	US Bancorp	5.727%	10/21/26	60,000	60,465
	US Bancorp	6.787%	10/26/27	51,923	53,904
	Verisk Analytics Inc.	4.000%	6/15/25	4,151	4,106
	Voya Financial Inc.	3.650%	6/15/26	5,642	5,507
	Wells Fargo & Co.	2.406%	10/30/25	15,316	15,194
	Wells Fargo & Co.	2.164%	2/11/26	18,650	18,326
	Wells Fargo & Co.	2.188%	4/30/26	48,375	47,225
	Wells Fargo & Co.	4.540%	8/15/26	7,672	7,611
	Wells Fargo & Co.	3.196%	6/17/27	18,500	17,902
	Wells Fargo Bank NA	4.811%	1/15/26	34,500	34,495
[3,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	6.315%	8/27/29	7,400	4,839
					3,849,005
Health Care (4.3%)
	AbbVie Inc.	3.600%	5/14/25	7,803	7,710
	AbbVie Inc.	4.800%	3/15/27	56,805	57,175
	Amgen Inc.	5.250%	3/2/25	11,945	11,932
	Amgen Inc.	3.125%	5/1/25	29,803	29,326
	Bristol-Myers Squibb Co.	4.900%	2/22/27	2,455	2,477
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.875%	7/20/25	19,588	19,313
	CVS Health Corp.	5.000%	2/20/26	21,822	21,805
	CVS Health Corp.	2.875%	6/1/26	41,620	40,078
	Elevance Health Inc.	5.350%	10/15/25	14,260	14,304
	Elevance Health Inc.	1.500%	3/15/26	14,885	14,109
	GE HealthCare Technologies Inc.	5.600%	11/15/25	73,885	74,311
	HCA Inc.	5.375%	2/1/25	53,404	53,289
	HCA Inc.	5.875%	2/15/26	5,000	5,032
	Humana Inc.	3.850%	10/1/24	11,929	11,888
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	65,785	65,609
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	9,013	8,981
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	47,732
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	628	608
	Stryker Corp.	1.150%	6/15/25	7,034	6,791
	Stryker Corp.	3.375%	11/1/25	17,232	16,908
[3]	UnitedHealth Group Inc., SOFR + 0.500%	5.862%	7/15/26	29,760	29,810
	Zoetis Inc.	5.400%	11/14/25	6,779	6,815
					546,003
Industrials (3.3%)
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	12,060	12,003
[2]	BAE Systems Holdings Inc.	3.850%	12/15/25	17,000	16,714
	Boeing Co.	4.875%	5/1/25	58,864	58,467
	Boeing Co.	2.750%	2/1/26	3,690	3,540
	Boeing Co.	2.196%	2/4/26	5,000	4,757
[2]	Boeing Co.	6.259%	5/1/27	3,890	3,975
[6]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	21,090	13,694
	Canadian Pacific Railway Co.	1.350%	12/2/24	24,420	24,070
	Carrier Global Corp.	2.242%	2/15/25	25,110	24,683
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,623
[2]	Daimler Truck Finance North America LLC	5.200%	1/17/25	25,600	25,555
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	26,187	26,292
[2]	Daimler Truck Finance North America LLC	5.000%	1/15/27	14,925	14,972
	Delta Air Lines Inc.	7.375%	1/15/26	40,541	41,502
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,144	6,020
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	25,046	24,711
	Ingersoll Rand Inc.	5.197%	6/15/27	28,270	28,639
[6]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	23,570	15,205
	Northrop Grumman Corp.	3.200%	2/1/27	15,400	14,887
[6]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,402
	RTX Corp.	3.950%	8/16/25	10,989	10,866
	RTX Corp.	2.650%	11/1/26	8,850	8,457
	Ryder System Inc.	2.500%	9/1/24	3,740	3,729
	Ryder System Inc.	4.625%	6/1/25	9,462	9,394
	Ryder System Inc.	3.350%	9/1/25	14,863	14,575
[3,6]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.453%	7/14/26	2,280	1,507
					421,239
Materials (1.4%)
	DuPont de Nemours Inc.	4.493%	11/15/25	49,736	49,329
	Eastman Chemical Co.	3.800%	3/15/25	12,068	11,933
	Ecolab Inc.	2.700%	11/1/26	16,750	16,063
[2]	Glencore Funding LLC	4.000%	4/16/25	3,304	3,269
[2]	Newmont Corp. / Newcrest Finance Pty. Ltd.	5.300%	3/15/26	37,301	37,503
	Nutrien Ltd.	3.000%	4/1/25	29,787	29,324
	Nutrien Ltd.	5.950%	11/7/25	13,126	13,268
	Nutrien Ltd.	4.000%	12/15/26	10,636	10,418
	Southern Copper Corp.	3.875%	4/23/25	7,842	7,746
					178,853
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,000	3,958
	American Tower Corp.	2.950%	1/15/25	24,602	24,299
	American Tower Corp.	2.400%	3/15/25	8,660	8,488
	American Tower Corp.	4.000%	6/1/25	12,807	12,664
	American Tower Corp.	1.300%	9/15/25	6,059	5,809
	American Tower Corp.	4.400%	2/15/26	16,766	16,628
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,526
	AvalonBay Communities Inc.	3.500%	11/15/25	2,540	2,498
	AvalonBay Communities Inc.	2.900%	10/15/26	10,780	10,361
	Boston Properties LP	3.650%	2/1/26	4,158	4,042
	Brixmor Operating Partnership LP	3.850%	2/1/25	16,877	16,702
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	4.000%	11/15/25	2,659	2,618
	Equinix Inc.	1.250%	7/15/25	20,846	20,052
	ERP Operating LP	3.375%	6/1/25	6,628	6,527
	ERP Operating LP	2.850%	11/1/26	3,346	3,216
	Essex Portfolio LP	3.500%	4/1/25	31,767	31,299
[6]	General Property Trust	3.673%	9/19/24	2,420	1,580
	Healthpeak OP LLC	4.000%	6/1/25	15,845	15,646
	Healthpeak OP LLC	1.350%	2/1/27	5,000	4,588
	Kilroy Realty LP	3.450%	12/15/24	10,203	10,104
	Kimco Realty OP LLC	3.300%	2/1/25	28,146	27,801
	Mid-America Apartments LP	4.000%	11/15/25	12,387	12,226
	NNN REIT Inc.	4.000%	11/15/25	6,741	6,644
	Realty Income Corp.	3.875%	4/15/25	14,524	14,355
	Realty Income Corp.	4.625%	11/1/25	13,903	13,823
	Simon Property Group LP	3.375%	10/1/24	32,256	32,119
	Simon Property Group LP	3.500%	9/1/25	5,520	5,436
	Simon Property Group LP	3.300%	1/15/26	8,380	8,186
	Ventas Realty LP	2.650%	1/15/25	7,802	7,692
	Welltower OP LLC	4.000%	6/1/25	27,787	27,458
					361,345
Technology (2.4%)
	Broadcom Inc.	3.625%	10/15/24	41,820	41,630
	Broadcom Inc.	3.459%	9/15/26	3,993	3,885
	Dell International LLC / EMC Corp.	6.020%	6/15/26	14,266	14,502
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	38,748	38,744
	HP Inc.	2.200%	6/17/25	19,613	19,081
	HP Inc.	1.450%	6/17/26	7,350	6,904
	IBM International Capital Pte Ltd.	4.700%	2/5/26	6,420	6,417
	NXP BV / NXP Funding LLC	5.350%	3/1/26	30,604	30,724
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	43,605	42,798
	Oracle Corp.	2.500%	4/1/25	55,216	54,153
	Oracle Corp.	5.800%	11/10/25	4,666	4,715
	Oracle Corp.	2.650%	7/15/26	23,000	22,064
	Roper Technologies Inc.	1.000%	9/15/25	26,555	25,371
					310,988
Utilities (4.3%)
	Ameren Corp.	3.650%	2/15/26	22,645	22,212
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,855
	Appalachian Power Co.	3.400%	6/1/25	920	904
[6]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	36,370	23,709
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	68,123	67,534
	CenterPoint Energy Inc.	5.250%	8/10/26	25,669	25,801
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,830	10,247
	DTE Energy Co.	1.050%	6/1/25	15,379	14,847
	Duke Energy Corp.	0.900%	9/15/25	10,000	9,559
	Duke Energy Corp.	2.650%	9/1/26	45,407	43,434
[6]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	24,380	15,864
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	8,260	8,264
	Exelon Corp.	3.950%	6/15/25	4,480	4,425
[6]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	24,350	15,847
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	29,862	29,812
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,138
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	32,280	32,301
	NiSource Inc.	0.950%	8/15/25	39,548	37,851
	PPL Capital Funding Inc.	3.100%	5/15/26	12,688	12,292
	Public Service Enterprise Group Inc.	0.800%	8/15/25	14,130	13,501
	San Diego Gas & Electric Co.	2.500%	5/15/26	30,545	29,399
	Sempra	3.300%	4/1/25	1,980	1,949
	Southern Co.	5.150%	10/6/25	25,611	25,633
[6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	13,120	8,558
[3,6]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.835%	8/23/24	11,900	7,781
	Virginia Electric and Power Co.	3.150%	1/15/26	7,680	7,495
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	10,060	10,071
	WEC Energy Group Inc.	5.000%	9/27/25	7,522	7,512
	WEC Energy Group Inc.	4.750%	1/9/26	22,937	22,870
	WEC Energy Group Inc.	5.600%	9/12/26	4,510	4,572
					548,237
Total Corporate Bonds (Cost $8,073,819)					8,103,575
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (1.6%)
[2]	CDP Financial Inc.	0.875%	6/10/25	82,050	79,251
	CDP Financial Inc.	0.875%	6/10/25	4,500	4,366
	Dominican Republic	6.875%	1/29/26	5,650	5,729
[2]	Ontario Teachers' Finance Trust	1.375%	4/15/25	20,696	20,170
	Republic of Guatemala	4.500%	5/3/26	1,651	1,607
	Republic of Guatemala	4.375%	6/5/27	6,421	6,165
	Republic of Panama	4.000%	9/22/24	845	841
	Republic of Paraguay	5.000%	4/15/26	13,302	13,245
	Socialist Republic of Vietnam	4.800%	11/19/24	23,024	22,973
	Sultanate of Oman	4.750%	6/15/26	10,100	9,976
	United Mexican States	4.125%	1/21/26	41,065	40,511
Total Sovereign Bonds (Cost $204,086)					204,834
				Shares
Temporary Cash Investments (9.8%)
Money Market Fund (1.1%)
[7]	Vanguard Market Liquidity Fund	5.390%		1,436,257	143,611
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.7%)
[8,9]	United States Treasury Bill	5.013%–5.162%	6/12/25	960,000	921,360
	United States Treasury Bill	4.919%	7/10/25	200,000	191,330
					1,112,690
Total Temporary Cash Investments (Cost $1,254,229)					1,256,301
Total Investments (100.1%) (Cost $12,784,610)					12,836,044
Other Assets and Liabilities—Net (-0.1%)					(19,220)
Net Assets (100%)					12,816,824
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $2,950,573,000, representing 23.0% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
6	Face amount denominated in Australian dollars.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Securities with a value of $3,434,000 have been segregated as initial margin for open centrally cleared swap contracts.
9	Securities with a value of $6,216,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
11

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(1,276)	(262,049)	(592)
5-Year U.S. Treasury Note	September 2024	(1,597)	(172,301)	(3,196)
AUD 3-Year Treasury Bond	September 2024	(200)	(13,918)	(83)
				(3,871)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of New York	9/18/24	AUD	26,292	USD	17,260	—	(46)
Toronto-Dominion Bank	9/18/24	USD	159,819	AUD	237,320	4,429	—
State Street Bank & Trust Co.	9/18/24	USD	1,607	AUD	2,387	45	—
Societe Generale SA	9/18/24	USD	8,066	EUR	7,390	50	—
Toronto-Dominion Bank	9/18/24	USD	508	GBP	392	4	—
						4,528	(46)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,206,000 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/8/26	N/A	200,000	5.349[1]	(4.533)[2]	(1,082)	(1,082)
1 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
2 Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,641,000)	12,692,433
Affiliated Issuers (Cost $143,610)	143,611
Total Investments in Securities	12,836,044
Investment in Vanguard	365
Foreign Currency, at Value (Cost $9,641)	9,568
Receivables for Investment Securities Sold	6,829
Receivables for Accrued Income	89,943
Receivables for Capital Shares Issued	12,272
Unrealized Appreciation—Forward Currency Contracts	4,528
Total Assets	12,959,549
Liabilities
Due to Custodian	794
Payables for Investment Securities Purchased	113,635
Payables for Capital Shares Redeemed	19,667
Payables for Distributions	6,787
Payables to Vanguard	571
Variation Margin Payable—Futures Contracts	1,137
Unrealized Depreciation—Forward Currency Contracts	46
Variation Margin Payable—Centrally Cleared Swap Contracts	88
Total Liabilities	142,725
Net Assets	12,816,824
At July 31, 2024, net assets consisted of:

Paid-in Capital	13,020,162
Total Distributable Earnings (Loss)	(203,338)
Net Assets	12,816,824

Investor Shares—Net Assets
Applicable to 28,849,097 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	288,302
Net Asset Value Per Share—Investor Shares	$9.99

Admiral Shares—Net Assets
Applicable to 626,755,790 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,528,522
Net Asset Value Per Share—Admiral Shares	$19.99

See accompanying Notes, which are an integral part of the Financial Statements.
13

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	326,914
Total Income	326,914
Expenses
The Vanguard Group—Note B
Investment Advisory Services	749
Management and Administrative—Investor Shares	264
Management and Administrative—Admiral Shares	4,940
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	309
Custodian Fees	33
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	34
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	6,360
Expenses Paid Indirectly	(32)
Net Expenses	6,328
Net Investment Income	320,586
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,478)
Futures Contracts	12,596
Swap Contracts	(85)
Forward Currency Contracts	8,021
Foreign Currencies	594
Realized Net Gain (Loss)	10,648
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,734
Futures Contracts	(1,827)
Swap Contracts	(1,082)
Forward Currency Contracts	(4,174)
Foreign Currencies	(71)
Change in Unrealized Appreciation (Depreciation)	4,580
Net Increase (Decrease) in Net Assets Resulting from Operations	335,814
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,274,000, $45,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,586	526,795
Realized Net Gain (Loss)	10,648	(47,303)
Change in Unrealized Appreciation (Depreciation)	4,580	175,125
Net Increase (Decrease) in Net Assets Resulting from Operations	335,814	654,617
Distributions
Investor Shares	(7,612)	(15,784)
Admiral Shares	(316,195)	(517,155)
Total Distributions	(323,807)	(532,939)
Capital Share Transactions
Investor Shares	(33,496)	(185,296)
Admiral Shares	688,754	(1,778,557)
Net Increase (Decrease) from Capital Share Transactions	655,258	(1,963,853)
Total Increase (Decrease)	667,265	(1,842,175)
Net Assets
Beginning of Period	12,149,559	13,991,734
End of Period	12,816,824	12,149,559

See accompanying Notes, which are an integral part of the Financial Statements.
15

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$9.89	$9.99	$10.08	$10.04	$9.98
Investment Operations
Net Investment Income[1]	.253	.402	.141	.047	.127	.252
Net Realized and Unrealized Gain (Loss) on Investments	.012	.107	(.093)	(.086)	.053	.065
Total from Investment Operations	.265	.509	.048	(.039)	.180	.317
Distributions
Dividends from Net Investment Income	(.255)	(.419)	(.148)	(.050)	(.140)	(.257)
Distributions from Realized Capital Gains	—	—	—	(.001)	—	—
Total Distributions	(.255)	(.419)	(.148)	(.051)	(.140)	(.257)
Net Asset Value, End of Period	$9.99	$9.98	$9.89	$9.99	$10.08	$10.04
Total Return[2]	2.69%	5.26%	0.49%	-0.39%	1.81%	3.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$288	$322	$503	$677	$728	$471
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	5.09%	4.05%	1.42%	0.47%	1.27%	2.53%
Portfolio Turnover Rate	35%	91%	61%	57%[4]	60%[4]	70%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.97	$19.78	$19.99	$20.15	$20.08	$19.96
Investment Operations
Net Investment Income[1]	.515	.836	.294	.113	.263	.527
Net Realized and Unrealized Gain (Loss) on Investments	.025	.212	(.188)	(.152)	.107	.126
Total from Investment Operations	.540	1.048	.106	(.039)	.370	.653
Distributions
Dividends from Net Investment Income	(.520)	(.858)	(.316)	(.119)	(.300)	(.533)
Distributions from Realized Capital Gains	—	—	—	(.002)	—	—
Total Distributions	(.520)	(.858)	(.316)	(.121)	(.300)	(.533)
Net Asset Value, End of Period	$19.99	$19.97	$19.78	$19.99	$20.15	$20.08
Total Return[2]	2.74%	5.42%	0.54%	-0.20%	1.86%	3.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,529	$11,828	$13,489	$19,476	$16,060	$6,443
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.19%	4.21%	1.49%	0.56%	1.31%	2.63%
Portfolio Turnover Rate	35%	91%	61%	57%[4]	60%[4]	70%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 0% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
18

Ultra-Short-Term Bond Fund
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
19

Ultra-Short-Term Bond Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $365,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,271,334	—	3,271,334
Corporate Bonds	—	8,103,575	—	8,103,575
Sovereign Bonds	—	204,834	—	204,834
Temporary Cash Investments	143,611	1,112,690	—	1,256,301
Total	143,611	12,692,433	—	12,836,044
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	4,528	—	4,528
Liabilities
Futures Contracts[1]	3,871	—	—	3,871
Forward Currency Contracts	—	46	—	46
Swap Contracts	1,082[1]	—	—	1,082
Total	4,953	46	—	4,999
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	4,528	4,528
Total Assets	—	4,528	4,528

Unrealized Depreciation—Futures Contracts[1]	3,871	—	3,871
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	1,082	—	1,082
Unrealized Depreciation—Forward Currency Contracts	—	46	46
Total Liabilities	4,953	46	4,999
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
20

Ultra-Short-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	12,596	—	12,596
Swap Contracts	(85)	—	(85)
Forward Currency Contracts	—	8,021	8,021
Realized Net Gain (Loss) on Derivatives	12,511	8,021	20,532
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,827)	—	(1,827)
Swap Contracts	(1,082)	—	(1,082)
Forward Currency Contracts	—	(4,174)	(4,174)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,909)	(4,174)	(7,083)
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,780,258
Gross Unrealized Appreciation	66,233
Gross Unrealized Depreciation	(10,918)
Net Unrealized Appreciation (Depreciation)	55,315
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $262,387,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2024, the fund purchased $4,299,467,000 of investment securities and sold $3,699,433,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $61,720,000 and $19,468,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	41,629	4,170	159,141	16,048
Issued in Lieu of Cash Distributions	6,809	684	14,313	1,444
Redeemed	(81,934)	(8,208)	(358,750)	(36,164)
Net Increase (Decrease)—Investor Shares	(33,496)	(3,354)	(185,296)	(18,672)
Admiral Shares
Issued	2,478,984	124,176	4,384,147	220,825
Issued in Lieu of Cash Distributions	273,675	13,737	428,948	21,640
Redeemed	(2,063,905)	(103,389)	(6,591,652)	(332,314)
Net Increase (Decrease)—Admiral Shares	688,754	34,524	(1,778,557)	(89,849)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
21

Ultra-Short-Term Bond Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q14922 092024
22

Financial Statements
For the six-months ended July 31, 2024
Vanguard High-Yield Corporate Fund

Contents
Financial Statements	1

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.2%)
U.S. Government Securities (5.2%)
[1,2]	United States Treasury Note/Bond	4.000%	2/15/26	147,400	146,387
[3]	United States Treasury Note/Bond	0.500%	2/28/26	193,150	181,591
	United States Treasury Note/Bond	4.625%	2/28/26	10,677	10,705
[1]	United States Treasury Note/Bond	3.750%	4/15/26	88,964	88,047
	United States Treasury Note/Bond	4.875%	4/30/26	6,000	6,051
	United States Treasury Note/Bond	3.625%	5/15/26	10,108	9,982
	United States Treasury Note/Bond	4.125%	6/15/26	50,000	49,828
	United States Treasury Note/Bond	4.375%	8/15/26	120,667	120,912
	United States Treasury Note/Bond	4.625%	9/15/26	4,000	4,031
	United States Treasury Note/Bond	4.625%	10/15/26	73,178	73,795
	United States Treasury Note/Bond	4.625%	11/15/26	50,000	50,461
	United States Treasury Note/Bond	4.375%	12/15/26	8,000	8,035
[1]	United States Treasury Note/Bond	4.000%	1/15/27	75,000	74,707
	United States Treasury Note/Bond	4.125%	2/15/27	30,000	29,981
[2]	United States Treasury Note/Bond	1.875%	2/28/27	42,194	39,880
	United States Treasury Note/Bond	4.500%	5/15/27	6,558	6,626
	United States Treasury Note/Bond	0.500%	5/31/27	45,000	40,718
	United States Treasury Note/Bond	2.750%	7/31/27	7,015	6,754
	United States Treasury Note/Bond	1.250%	4/30/28	22,955	20,774
[2]	United States Treasury Note/Bond	1.250%	6/30/28	48,779	43,977
	United States Treasury Note/Bond	1.125%	8/31/28	10,831	9,677
	United States Treasury Note/Bond	4.375%	8/31/28	3,670	3,725
	United States Treasury Note/Bond	4.625%	9/30/28	41,280	42,299
	United States Treasury Note/Bond	4.875%	10/31/28	18,706	19,364
	United States Treasury Note/Bond	1.750%	1/31/29	12,000	10,918
	United States Treasury Note/Bond	4.125%	3/31/29	30,000	30,234
	United States Treasury Note/Bond	4.000%	10/31/29	10,000	10,025
	United States Treasury Note/Bond	3.875%	11/30/29	10,000	9,966
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,744
	United States Treasury Note/Bond	3.500%	4/30/30	14,812	14,465
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,684
	United States Treasury Note/Bond	4.000%	7/31/30	5,506	5,518
	United States Treasury Note/Bond	4.125%	8/31/30	22,663	22,861
	United States Treasury Note/Bond	4.625%	9/30/30	17,163	17,777
	United States Treasury Note/Bond	3.500%	2/15/33	3,897	3,748
	United States Treasury Note/Bond	3.875%	8/15/33	5,559	5,486
	United States Treasury Note/Bond	3.125%	11/15/41	31,325	26,656
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	872
	United States Treasury Note/Bond	3.375%	8/15/42	1,399	1,220
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,152
	United States Treasury Note/Bond	3.875%	5/15/43	19,404	18,052
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,372
	United States Treasury Note/Bond	3.375%	11/15/48	382	320
	United States Treasury Note/Bond	3.000%	2/15/49	641	501
Total U.S. Government and Agency Obligations (Cost $1,272,375)					1,282,878
Corporate Bonds (87.2%)
Communications (12.8%)
[4]	Altice Financing SA	5.000%	1/15/28	21,475	17,176
[4]	Altice Financing SA	5.750%	8/15/29	36,375	27,639
[4,5]	Altice France SA	2.125%	2/15/25	16,315	16,600
[4]	Altice France SA	8.125%	2/1/27	225	182
[4]	Altice France SA	5.500%	1/15/28	23,225	16,993
[4]	Altice France SA	5.125%	7/15/29	84,082	58,986
[4]	Altice France SA	5.500%	10/15/29	37,535	26,402
[4]	AMC Networks Inc.	10.250%	1/15/29	4,410	4,354
[4,5]	Banijay Entertainment SAS	7.000%	5/1/29	14,790	16,767
[4]	Banijay Entertainment SAS	8.125%	5/1/29	29,875	30,932
	Belo Corp.	7.750%	6/1/27	24,745	25,616
1

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Belo Corp.	7.250%	9/15/27	11,942	12,064
[4]	Cable One Inc.	4.000%	11/15/30	12,171	9,358
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	46,865
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	56,927	55,287
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	13,200	12,572
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	31,395	29,367
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	38,935
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	27,718	24,807
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	84,995	74,398
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	92,815	79,008
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	49,167
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	9,175	7,860
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	117,893	98,805
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,620	8,726
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	27,600	21,801
[4]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	32,235	31,244
[4]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	44,850	47,659
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	31,445	32,017
[4]	CSC Holdings LLC	5.500%	4/15/27	19,220	16,055
[4]	CSC Holdings LLC	11.250%	5/15/28	7,475	6,764
[4]	CSC Holdings LLC	11.750%	1/31/29	18,307	16,539
[4]	CSC Holdings LLC	4.125%	12/1/30	30,653	21,224
[4]	CSC Holdings LLC	3.375%	2/15/31	38,895	25,848
[4]	CSC Holdings LLC	4.500%	11/15/31	35,565	24,443
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	13,367	12,877
[4]	DISH Network Corp.	11.750%	11/15/27	29,781	29,779
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	16,084
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	121,691	117,104
[4]	Frontier Communications Holdings LLC	6.750%	5/1/29	13,467	12,726
	Frontier Communications Holdings LLC	5.875%	11/1/29	42,213	37,936
[4]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,529
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	43,350	45,416
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	65,605
[4]	Gray Television Inc.	7.000%	5/15/27	8,879	8,607
[4]	Iliad Holding SASU	6.500%	10/15/26	9,807	9,831
[4]	Iliad Holding SASU	7.000%	10/15/28	42,275	42,339
[4]	Iliad Holding SASU	8.500%	4/15/31	51,280	53,299
	Lamar Media Corp.	3.750%	2/15/28	30,000	28,269
	Lamar Media Corp.	4.875%	1/15/29	1,820	1,768
	Lamar Media Corp.	4.000%	2/15/30	67,275	61,959
	Lamar Media Corp.	3.625%	1/15/31	49,823	44,253
[4]	Level 3 Financing Inc.	3.625%	1/15/29	13,652	6,551
[4]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	3,175
[4]	Level 3 Financing Inc.	10.500%	5/15/30	13,960	14,377
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	60,028
[4]	Match Group Holdings II LLC	4.625%	6/1/28	16,238	15,485
[4]	Match Group Holdings II LLC	5.625%	2/15/29	2,985	2,905
[4]	Match Group Holdings II LLC	4.125%	8/1/30	12,653	11,383
[4]	News Corp.	3.875%	5/15/29	33,192	30,771
[4]	Nexstar Media Inc.	5.625%	7/15/27	2,460	2,387
[4]	Nexstar Media Inc.	4.750%	11/1/28	12,325	11,329
[4,5]	Odido Holding BV	3.750%	1/15/29	33,365	34,549
[4]	Optics Bidco SpA	6.375%	11/15/33	7,050	6,964
[4]	Optics Bidco SpA	6.000%	9/30/34	21,092	19,962
[4]	Optics Bidco SpA	7.200%	7/18/36	19,823	20,367
[4]	Optics Bidco SpA	7.721%	6/4/38	15,030	15,831
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	20,814
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	13,550	12,571
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	77,418	71,104
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	28,800	30,182
	Paramount Global	4.200%	6/1/29	8,800	8,099
	Paramount Global	7.875%	7/30/30	7,450	7,896
	Paramount Global	4.200%	5/19/32	15,150	12,880
	Paramount Global	6.875%	4/30/36	12,375	12,062
	Paramount Global	4.850%	7/1/42	9,895	7,421
	Paramount Global	4.375%	3/15/43	21,112	14,724
	Paramount Global	5.850%	9/1/43	2,910	2,404
	Paramount Global	6.250%	2/28/57	31,776	27,775
	Paramount Global	6.375%	3/30/62	33,700	31,009
[4]	ROBLOX Corp.	3.875%	5/1/30	92,140	82,591
2

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	44,585	29,002
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	5,590	2,703
[4]	Scripps Escrow Inc.	5.875%	7/15/27	35,600	24,718
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	11,650
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	26,945	24,730
[4]	Sirius XM Radio Inc.	4.125%	7/1/30	32,750	28,499
[4]	Sirius XM Radio Inc.	3.875%	9/1/31	14,305	11,948
[4]	Sunrise FinCo I BV	4.875%	7/15/31	66,804	60,546
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	79,092	77,289
	TEGNA Inc.	4.625%	3/15/28	14,555	13,435
	TEGNA Inc.	5.000%	9/15/29	48,200	43,970
	Telecom Italia Capital SA	6.375%	11/15/33	1,185	1,155
	Telecom Italia Capital SA	6.000%	9/30/34	1,358	1,280
	Telecom Italia Capital SA	7.200%	7/18/36	12,412	12,377
	Telecom Italia Capital SA	7.721%	6/4/38	7,265	7,373
[4]	Uber Technologies Inc.	8.000%	11/1/26	14,270	14,342
[4]	Uber Technologies Inc.	7.500%	9/15/27	12,020	12,252
[4]	Uber Technologies Inc.	6.250%	1/15/28	10,000	10,089
[4]	Uber Technologies Inc.	4.500%	8/15/29	48,425	46,734
[4]	Univision Communications Inc.	8.000%	8/15/28	39,125	39,337
[4]	Univision Communications Inc.	4.500%	5/1/29	1,810	1,583
[4]	Univision Communications Inc.	7.375%	6/30/30	6,985	6,723
[4]	Univision Communications Inc.	8.500%	7/31/31	16,368	16,209
[6]	Videotron Ltd.	5.625%	6/15/25	9,725	7,084
[4]	Videotron Ltd.	5.125%	4/15/27	10,925	10,852
[4,6]	Videotron Ltd.	3.625%	6/15/28	52,510	37,036
[4]	Virgin Media Finance plc	5.000%	7/15/30	1,470	1,239
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	40,270
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	36,951
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	6,825	6,382
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	90,195	76,415
[4]	VZ Secured Financing BV	5.000%	1/15/32	58,570	51,212
[4,5]	WMG Acquisition Corp.	2.750%	7/15/28	9,675	9,953
[4]	WMG Acquisition Corp.	3.875%	7/15/30	73,925	66,608
[4]	WMG Acquisition Corp.	3.000%	2/15/31	20,545	17,718
[4]	Ziggo BV	4.875%	1/15/30	62,395	56,895
					3,135,996
Consumer Discretionary (15.6%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	65,147	61,266
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,950	4,710
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	19,890	18,251
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	47,865	48,391
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	119,112
[4]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	14,234
[4]	Amer Sports Co.	6.750%	2/16/31	33,960	33,713
	American Axle & Manufacturing Inc.	5.000%	10/1/29	19,563	17,913
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	40,061	37,857
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	46,432	42,017
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	21,880
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	20,375	19,071
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,765
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	24,750
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,350
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	5,149
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	31,519
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,791
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,520
[4]	Bath & Body Works Inc.	6.625%	10/1/30	30,300	30,575
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,640
	Bath & Body Works Inc.	6.750%	7/1/36	700	700
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	10,580	9,727
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	22,143	22,660
[4,5]	Bertrand Franchise Finance SAS	6.500%	7/18/30	3,375	3,696
[4,5,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	7.489%	7/18/30	11,615	12,602
	Boyd Gaming Corp.	4.750%	12/1/27	121,735	118,354
[4]	Boyd Gaming Corp.	4.750%	6/15/31	14,505	13,355
[4]	Builders FirstSource Inc.	5.000%	3/1/30	8,300	7,930
[4]	Builders FirstSource Inc.	4.250%	2/1/32	28,500	25,484
[4]	Builders FirstSource Inc.	6.375%	3/1/34	27,075	27,318
3

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	75,851
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	44,790	41,614
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	105,010	108,302
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	22,105	22,396
[4]	Carnival Corp.	7.625%	3/1/26	14,950	15,089
[4]	Carnival Corp.	5.750%	3/1/27	22,955	22,841
[4]	Carnival Corp.	4.000%	8/1/28	105,830	100,132
[4]	Carnival Corp.	6.000%	5/1/29	32,927	32,832
[4]	Carnival Corp.	7.000%	8/15/29	10,405	10,853
[4]	Carnival Corp.	10.500%	6/1/30	41,275	44,849
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	27,818	30,076
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	19,805	19,737
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.250%	7/15/29	45,036	43,851
	Century Communities Inc.	6.750%	6/1/27	9,993	10,052
[4]	Century Communities Inc.	3.875%	8/15/29	34,362	31,364
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,527	2,500
[4]	Churchill Downs Inc.	4.750%	1/15/28	11,690	11,286
[4]	Churchill Downs Inc.	5.750%	4/1/30	34,716	34,018
[4]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,933
[4]	Cinemark USA Inc.	5.250%	7/15/28	39,770	38,480
[4]	Cinemark USA Inc.	7.000%	8/1/32	9,185	9,350
[4]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,716
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	33,237	33,534
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	29,039
	Dana Inc.	5.625%	6/15/28	3,718	3,622
	Dana Inc.	4.250%	9/1/30	7,020	6,196
	Dana Inc.	4.500%	2/15/32	4,835	4,213
[4]	Flutter Treasury DAC	6.375%	4/29/29	13,540	13,765
	Ford Motor Co.	4.346%	12/8/26	2,205	2,163
	Ford Motor Co.	9.625%	4/22/30	2,271	2,681
	Ford Motor Co.	3.250%	2/12/32	19,675	16,531
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	9,310
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,945	9,696
	Ford Motor Credit Co. LLC	4.389%	1/8/26	2,975	2,931
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,324
	Ford Motor Credit Co. LLC	2.700%	8/10/26	31,075	29,531
[4]	Gap Inc.	3.625%	10/1/29	19,755	17,258
[4]	Gap Inc.	3.875%	10/1/31	17,760	14,934
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	9,040	9,191
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	9,621	9,646
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	5,685	5,547
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	62,503	58,921
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	8,550	7,973
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	4,880	4,561
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	45,517	41,866
	Griffon Corp.	5.750%	3/1/28	14,690	14,405
[4]	Group 1 Automotive Inc.	6.375%	1/15/30	3,928	3,966
[4]	Hanesbrands Inc.	4.875%	5/15/26	90,889	89,052
[4]	Hanesbrands Inc.	9.000%	2/15/31	34,223	36,196
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,736
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	3,156	3,185
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,426
	KB Home	4.800%	11/15/29	15,825	15,127
	KB Home	7.250%	7/15/30	5,000	5,178
	KB Home	4.000%	6/15/31	38,745	35,084
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	23,888
[4]	LCM Investments Holdings II LLC	4.875%	5/1/29	13,450	12,656
[4]	LCM Investments Holdings II LLC	8.250%	8/1/31	36,100	37,818
[4]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	20,161
[4]	Lithia Motors Inc.	4.625%	12/15/27	57,445	55,249
[4]	Lithia Motors Inc.	3.875%	6/1/29	7,615	6,931
[4]	Lithia Motors Inc.	4.375%	1/15/31	44,040	39,686
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	14,775	14,745
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,622
[4]	Masterbrand Inc.	7.000%	7/15/32	17,035	17,500
[4]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	16,290
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/32	7,365	7,330
[4]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/31	27,105	28,088
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	9,610	9,728
	MGM Resorts International	5.750%	6/15/25	55,431	55,366
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MGM Resorts International	6.500%	4/15/32	13,395	13,446
[4]	Michaels Cos. Inc.	5.250%	5/1/28	45,900	33,962
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	9,025	9,162
[4,5]	Motion Finco Sarl	7.375%	6/15/30	6,700	7,544
[4]	NCL Corp. Ltd.	8.375%	2/1/28	41,980	44,197
[4]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	23,195
[4]	NCL Corp. Ltd.	7.750%	2/15/29	15,895	16,729
[4]	NCL Finance Ltd.	6.125%	3/15/28	1,880	1,881
	Newell Brands Inc.	6.375%	9/15/27	33,897	33,945
	Newell Brands Inc.	6.625%	9/15/29	15,872	15,952
	Newell Brands Inc.	6.875%	4/1/36	5,543	5,310
	Newell Brands Inc.	7.000%	4/1/46	8,676	7,630
[4]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	8,960	9,283
[4]	OPENLANE Inc.	5.125%	6/1/25	10,007	9,935
[4]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	43,611	40,969
[4]	Phinia Inc.	6.750%	4/15/29	3,763	3,840
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	11,062
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	95,649
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	18,972
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	24,065	23,974
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	62,217	65,834
[4]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5,030	5,378
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	5,210	5,463
[4]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	18,155	18,499
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	2,705	2,696
	Sands China Ltd.	5.125%	8/8/25	25,700	25,544
	Sands China Ltd.	5.400%	8/8/28	11,350	11,220
	Service Corp. International	4.625%	12/15/27	20,770	20,216
	Service Corp. International	5.125%	6/1/29	44,190	43,450
	Service Corp. International	3.375%	8/15/30	28,585	25,314
	Service Corp. International	4.000%	5/15/31	67,405	60,786
[4]	Six Flags Entertainment Corp.	7.250%	5/15/31	4,700	4,836
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	48,110	49,382
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	38,311	36,939
[4]	Station Casinos LLC	6.625%	3/15/32	9,076	9,183
[4]	Studio City Finance Ltd.	5.000%	1/15/29	15,332	13,606
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,990
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	23,224
[4]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	17,060
	Under Armour Inc.	3.250%	6/15/26	42,005	40,127
[4]	Vail Resorts Inc.	6.500%	5/15/32	28,705	29,379
[4]	Viking Cruises Ltd.	5.875%	9/15/27	9,700	9,645
[4]	Viking Cruises Ltd.	7.000%	2/15/29	4,625	4,671
[4]	Viking Cruises Ltd.	9.125%	7/15/31	31,220	34,045
[4]	Wand NewCo 3 Inc.	7.625%	1/30/32	34,720	36,264
[4]	William Carter Co.	5.625%	3/15/27	8,018	7,930
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	46,915	45,961
[4]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	15,477
[4]	Wynn Macau Ltd.	5.500%	10/1/27	19,350	18,508
[4]	Wynn Macau Ltd.	5.625%	8/26/28	4,514	4,274
[4]	Wynn Macau Ltd.	5.125%	12/15/29	68,653	62,768
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	6,697	6,447
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	50,860	53,002
[4]	Yum! Brands Inc.	4.750%	1/15/30	39,610	38,144
	Yum! Brands Inc.	3.625%	3/15/31	55,732	49,741
	Yum! Brands Inc.	4.625%	1/31/32	18,090	16,869
					3,822,777
Consumer Staples (3.5%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,472
	B&G Foods Inc.	5.250%	4/1/25	13,103	12,973
	B&G Foods Inc.	5.250%	9/15/27	36,025	33,747
[4]	B&G Foods Inc.	8.000%	9/15/28	35,945	36,677
[4]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	4.750%	1/15/29	4,755	4,550
[4]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	25,020	25,693
[4,5]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,916
[4]	Darling Ingredients Inc.	5.250%	4/15/27	8,820	8,676
[4]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,326
[4]	Energizer Holdings Inc.	4.750%	6/15/28	61,896	58,724
[4]	Energizer Holdings Inc.	4.375%	3/31/29	76,351	70,453
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	23,833	24,486
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,796
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	29,753	27,151
[4]	Performance Food Group Inc.	5.500%	10/15/27	100,310	99,007
[4]	Performance Food Group Inc.	4.250%	8/1/29	49,979	46,297
[4,5]	Picard Groupe SAS	6.375%	7/1/29	28,535	31,444
[4]	Post Holdings Inc.	5.625%	1/15/28	86,750	85,879
[4]	Post Holdings Inc.	5.500%	12/15/29	36,810	35,706
[4]	Post Holdings Inc.	4.625%	4/15/30	37,059	34,532
[4]	Post Holdings Inc.	4.500%	9/15/31	39,590	35,978
[4]	Post Holdings Inc.	6.250%	2/15/32	20,230	20,517
[4]	Prestige Brands Inc.	5.125%	1/15/28	27,925	27,306
[4]	Prestige Brands Inc.	3.750%	4/1/31	8,998	7,937
[4]	United Natural Foods Inc.	6.750%	10/15/28	23,407	21,374
[4]	US Foods Inc.	6.875%	9/15/28	2,254	2,316
[4]	US Foods Inc.	4.750%	2/15/29	18,593	17,803
[4]	US Foods Inc.	4.625%	6/1/30	23,863	22,389
[4]	US Foods Inc.	7.250%	1/15/32	14,670	15,326
					852,451
Energy (11.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	5,552	5,537
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	7,782	7,733
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	5,875	5,744
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	45,435	46,369
	Apache Corp.	4.875%	11/15/27	12,460	12,220
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,949
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	20,633	21,201
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	8,998	9,345
	Buckeye Partners LP	4.350%	10/15/24	1,606	1,600
[4]	Buckeye Partners LP	4.125%	3/1/25	33,639	33,203
	Buckeye Partners LP	3.950%	12/1/26	21,628	20,866
	Buckeye Partners LP	4.125%	12/1/27	27,120	25,527
[4]	Buckeye Partners LP	4.500%	3/1/28	88,628	84,558
[4]	Buckeye Partners LP	6.875%	7/1/29	28,275	28,725
	Buckeye Partners LP	5.850%	11/15/43	16,000	14,238
[4]	Chesapeake Energy Corp.	5.875%	2/1/29	17,045	16,954
[4]	Chesapeake Energy Corp.	6.750%	4/15/29	21,240	21,473
[4]	Civitas Resources Inc.	8.375%	7/1/28	18,528	19,487
[4]	Civitas Resources Inc.	8.625%	11/1/30	8,197	8,852
[4]	Civitas Resources Inc.	8.750%	7/1/31	12,540	13,502
[4]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,761
[4]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,981
[4]	CNX Resources Corp.	7.250%	3/1/32	9,010	9,308
	Continental Resources Inc.	4.375%	1/15/28	21,625	21,093
[4]	Continental Resources Inc.	5.750%	1/15/31	1,730	1,738
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	14,908	14,903
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	23,435	24,980
[4]	DT Midstream Inc.	4.125%	6/15/29	95,524	89,356
[4]	DT Midstream Inc.	4.375%	6/15/31	110,710	102,049
[4]	Enerflex Ltd.	9.000%	10/15/27	43,835	45,369
[4]	EnLink Midstream LLC	5.625%	1/15/28	17,250	17,311
	EnLink Midstream LLC	5.375%	6/1/29	9,575	9,543
[4]	EnLink Midstream LLC	6.500%	9/1/30	17,810	18,570
	EnLink Midstream Partners LP	4.150%	6/1/25	23,340	23,001
	EnLink Midstream Partners LP	4.850%	7/15/26	18,069	17,855
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,934
[4]	EQM Midstream Partners LP	6.000%	7/1/25	51,523	51,546
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	11,060
[4]	EQM Midstream Partners LP	7.500%	6/1/27	6,490	6,670
[4]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	62,233
	EQM Midstream Partners LP	5.500%	7/15/28	27,997	27,855
[4]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	32,673
[4]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	4,163
[4]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	85,627
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	5,825	5,915
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	23,490	24,436
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	6,755	6,897
[4]	Hess Midstream Operations LP	6.500%	6/1/29	12,033	12,277
[4]	Kinetik Holdings LP	6.625%	12/15/28	18,100	18,471
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kinetik Holdings LP	5.875%	6/15/30	4,441	4,400
[4]	Matador Resources Co.	6.875%	4/15/28	40,975	41,768
[4]	Matador Resources Co.	6.500%	4/15/32	23,887	23,990
[4]	Noble Finance II LLC	8.000%	4/15/30	61,580	64,614
[4]	Northriver Midstream Finance LP	6.750%	7/15/32	43,235	43,464
	Ovintiv Inc.	7.200%	11/1/31	2,757	3,024
	Ovintiv Inc.	7.375%	11/1/31	26,708	29,525
	Ovintiv Inc.	6.500%	8/15/34	10,685	11,431
[4]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,646
[4]	Permian Resources Operating LLC	7.750%	2/15/26	2,540	2,574
[4]	Permian Resources Operating LLC	8.000%	4/15/27	30,495	31,457
[4]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	63,965
[4]	Permian Resources Operating LLC	9.875%	7/15/31	17,980	20,027
[4]	Permian Resources Operating LLC	7.000%	1/15/32	43,220	44,725
[4,8]	Permian Resources Operating LLC	6.250%	2/1/33	33,875	34,111
	Range Resources Corp.	8.250%	1/15/29	31,447	32,669
[4]	Range Resources Corp.	4.750%	2/15/30	56,221	53,276
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,873
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	3,034
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	4,301
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	4,810	5,062
	SM Energy Co.	6.750%	9/15/26	23,350	23,359
	SM Energy Co.	6.625%	1/15/27	1,295	1,297
	SM Energy Co.	6.500%	7/15/28	17,875	17,849
[4]	SM Energy Co.	6.750%	8/1/29	28,505	28,675
[4]	SM Energy Co.	7.000%	8/1/32	21,710	21,943
	Southwestern Energy Co.	5.375%	2/1/29	25,600	25,091
	Southwestern Energy Co.	5.375%	3/15/30	55,763	54,396
	Southwestern Energy Co.	4.750%	2/1/32	20,532	19,183
[4]	Summit Midstream Holdings LLC	8.625%	10/31/29	4,282	4,377
[4]	Sunoco LP	7.000%	5/1/29	15,350	15,820
[4]	Sunoco LP	7.250%	5/1/32	14,320	14,890
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	60,539
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,315
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,985
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	31,134
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	56,155	52,459
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	35,214	35,651
[4]	Transocean Inc.	8.250%	5/15/29	5,985	6,111
[4]	Transocean Inc.	8.750%	2/15/30	81,270	85,513
[4]	Transocean Inc.	8.500%	5/15/31	26,160	26,784
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	5,259	5,469
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	42,660	43,423
[4]	Valaris Ltd.	8.375%	4/30/30	40,527	42,460
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	57,557
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	24,460
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	49,305	44,871
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	30,940	26,847
[4]	Venture Global LNG Inc.	8.125%	6/1/28	5,585	5,812
[4]	Venture Global LNG Inc.	9.500%	2/1/29	46,548	51,764
[4]	Venture Global LNG Inc.	7.000%	1/15/30	11,395	11,526
[4]	Venture Global LNG Inc.	8.375%	6/1/31	20,995	22,055
[4]	Venture Global LNG Inc.	9.875%	2/1/32	25,225	27,995
[4]	Viper Energy Inc.	7.375%	11/1/31	11,625	12,210
[4]	Vital Energy Inc.	7.750%	7/31/29	24,115	24,393
[4]	Vital Energy Inc.	7.875%	4/15/32	67,868	69,063
[4]	Weatherford International Ltd.	8.625%	4/30/30	55,350	57,631
	Western Midstream Operating LP	4.650%	7/1/26	13,231	13,112
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,657
	Western Midstream Operating LP	4.050%	2/1/30	2,205	2,096
	Western Midstream Operating LP	5.450%	4/1/44	13,155	12,060
					2,816,426
Financials (8.7%)
[4]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	44,800	45,595
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	78,882
[4]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	17,115	16,129
[4]	AerCap Global Aviation Trust	6.500%	6/15/45	115,210	114,800
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	38,525	38,724
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	16,850	17,152
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	AmWINS Group Inc.	6.375%	2/15/29	17,235	17,490
[4]	AmWINS Group Inc.	4.875%	6/30/29	5,424	5,112
	Block Inc.	2.750%	6/1/26	55,353	52,669
	Block Inc.	3.500%	6/1/31	8,280	7,187
[4]	Block Inc.	6.500%	5/15/32	90,195	91,771
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	52,025	54,732
[4]	Credit Acceptance Corp.	9.250%	12/15/28	34,155	36,517
[4]	Fair Isaac Corp.	4.000%	6/15/28	32,367	30,468
[4]	FirstCash Inc.	4.625%	9/1/28	23,765	22,706
[4]	FirstCash Inc.	5.625%	1/1/30	19,515	18,932
[4]	FirstCash Inc.	6.875%	3/1/32	13,625	13,767
[4]	Freedom Mortgage Corp.	7.625%	5/1/26	12,095	12,106
[4]	Freedom Mortgage Corp.	6.625%	1/15/27	22,110	21,673
[4]	Freedom Mortgage Corp.	12.000%	10/1/28	30,500	32,823
[4]	Freedom Mortgage Corp.	12.250%	10/1/30	30,500	33,421
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	13,765	13,868
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	6,625	6,517
[4]	GGAM Finance Ltd.	7.750%	5/15/26	14,975	15,333
[4]	GGAM Finance Ltd.	8.000%	2/15/27	28,758	29,752
[4]	GGAM Finance Ltd.	8.000%	6/15/28	35,368	37,472
[4]	GGAM Finance Ltd.	6.875%	4/15/29	19,110	19,590
[4]	goeasy Ltd.	4.375%	5/1/26	29,748	28,873
[4]	goeasy Ltd.	9.250%	12/1/28	20,735	22,232
[4]	goeasy Ltd.	7.625%	7/1/29	28,105	28,804
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	40,105	40,212
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	28,808	28,711
[4]	HUB International Ltd.	5.625%	12/1/29	19,965	19,167
[4]	HUB International Ltd.	7.250%	6/15/30	67,225	69,379
[4]	HUB International Ltd.	7.375%	1/31/32	24,290	24,993
[4]	Intercontinental Exchange Inc.	3.625%	9/1/28	15,223	14,578
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	53,093
[4]	Intesa Sanpaolo SpA	4.198%	6/1/32	9,050	7,824
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	1,953	1,944
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	14,224
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	16,588	15,757
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	21,570	22,066
[4]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	21,293	21,868
[4]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	17,035	18,016
[4]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	4,225	4,386
[4]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	4,700	4,664
[4]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	35,580	34,546
[4,8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	13,955	13,937
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	83,997	78,245
[4]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	36,298	34,656
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	27,852	28,409
	Navient Corp.	5.875%	10/25/24	3,725	3,717
	Navient Corp.	6.750%	6/15/26	910	920
	Navient Corp.	4.875%	3/15/28	11,040	10,308
	Navient Corp.	5.500%	3/15/29	39,865	37,083
	Navient Corp.	9.375%	7/25/30	7,152	7,617
	Navient Corp.	5.625%	8/1/33	6,576	5,484
	OneMain Finance Corp.	7.125%	3/15/26	99,246	100,983
	OneMain Finance Corp.	3.500%	1/15/27	20,735	19,606
	OneMain Finance Corp.	3.875%	9/15/28	47,215	43,205
	OneMain Finance Corp.	9.000%	1/15/29	25,104	26,618
	OneMain Finance Corp.	7.875%	3/15/30	3,778	3,940
	OneMain Finance Corp.	4.000%	9/15/30	18,225	15,946
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	74,480	76,399
[4]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	38,650
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	27,934
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	10,660	11,154
[4]	PennyMac Financial Services Inc.	7.125%	11/15/30	20,620	20,779
[4]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,715
	Radian Group Inc.	4.500%	10/1/24	45,300	45,174
	Radian Group Inc.	4.875%	3/15/27	22,275	22,025
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,837
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	20,840	19,147
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	3,968	4,089
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	19,920	19,767
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	27,500	27,133
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	4,720	4,556
[4]	USI Inc.	7.500%	1/15/32	9,620	9,941
					2,123,499
Health Care (7.7%)
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	26,060	25,537
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	22,248
[4,5]	Avantor Funding Inc.	2.625%	11/1/25	69,885	74,449
[4]	Avantor Funding Inc.	4.625%	7/15/28	50,815	48,961
[4]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,897
[4]	Bausch & Lomb Corp.	8.375%	10/1/28	77,357	79,451
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	12,370	11,599
[4]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	24,770	24,598
[4,5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	47,703
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	18,686
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	48,678	46,910
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	16,625	15,856
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	18,975	17,575
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	85,570	81,966
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/29	19,614	18,210
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/30	22,465	19,615
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/31	16,650	13,699
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	55,343	59,461
[4]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	9,485	9,770
[4]	DaVita Inc.	3.750%	2/15/31	34,490	29,844
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	61,037	64,361
[4,5]	Grifols SA	2.250%	11/15/27	34,830	34,783
[4,5]	Grifols SA	3.875%	10/15/28	10,550	10,015
[4]	Grifols SA	4.750%	10/15/28	22,520	20,550
	HCA Inc.	5.875%	2/15/26	2,245	2,260
	HCA Inc.	5.875%	2/1/29	16,720	17,283
	HCA Inc.	3.500%	9/1/30	15,355	14,158
[4]	Hologic Inc.	3.250%	2/15/29	45,365	41,370
[4]	IQVIA Inc.	5.000%	10/15/26	44,808	44,165
[4]	IQVIA Inc.	5.000%	5/15/27	86,257	84,818
[4,5]	IQVIA Inc.	2.250%	1/15/28	36,995	37,551
[4,5]	IQVIA Inc.	2.875%	6/15/28	51,395	53,066
	IQVIA Inc.	6.250%	2/1/29	15,544	16,293
[4]	Jazz Securities DAC	4.375%	1/15/29	22,850	21,485
[4]	LifePoint Health Inc.	11.000%	10/15/30	17,536	19,683
[4]	Medline Borrower LP	3.875%	4/1/29	125,097	116,750
[4]	Medline Borrower LP	5.250%	10/1/29	77,159	74,605
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20,930	21,374
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	47,111	44,260
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	2,955	2,715
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	7,180	7,254
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	2,705	2,814
[4,5]	Rossini Sarl	6.750%	12/31/29	28,280	31,534
[4]	Star Parent Inc.	9.000%	10/1/30	16,872	18,021
[4]	Surgery Center Holdings Inc.	7.250%	4/15/32	24,051	24,876
[4]	Teleflex Inc.	4.250%	6/1/28	34,312	32,619
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,522
	Tenet Healthcare Corp.	4.625%	6/15/28	19,080	18,375
	Tenet Healthcare Corp.	6.125%	10/1/28	32,963	33,045
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,819
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	26,263
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	56,483
	Tenet Healthcare Corp.	6.750%	5/15/31	58,115	59,713
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	56,420	53,392
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,561
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	36,047
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15,195	14,733
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	14,553	15,699
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	22,096	24,710
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,145	4,325
					1,898,385
Industrials (8.7%)
[4]	Air Canada	3.875%	8/15/26	45,780	44,031
[4]	Allison Transmission Inc.	4.750%	10/1/27	1,940	1,894
[4]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,339
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,304
[4]	American Airlines Inc.	7.250%	2/15/28	10,312	10,303
[4]	American Airlines Inc.	8.500%	5/15/29	11,148	11,468
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	17,337	17,216
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	38,982	38,094
[4]	Aramark Services Inc.	5.000%	4/1/25	65,663	65,501
[4]	Aramark Services Inc.	5.000%	2/1/28	48,142	47,032
[4]	Boeing Co.	6.528%	5/1/34	4,790	5,028
[4]	Boeing Co.	6.858%	5/1/54	11,470	12,148
[4]	Bombardier Inc.	8.750%	11/15/30	11,350	12,304
[4]	Bombardier Inc.	7.250%	7/1/31	11,740	12,092
[4]	Bombardier Inc.	7.000%	6/1/32	8,925	9,126
[4]	Brink's Co.	6.500%	6/15/29	4,170	4,250
[4]	BWX Technologies Inc.	4.125%	6/30/28	29,906	28,442
[4]	BWX Technologies Inc.	4.125%	4/15/29	48,969	46,140
[4]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,547
[4]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,440
[4]	Clean Harbors Inc.	4.875%	7/15/27	48,605	47,561
[4]	Clean Harbors Inc.	5.125%	7/15/29	25,851	24,995
[4]	Clean Harbors Inc.	6.375%	2/1/31	20,716	20,969
	Delta Air Lines Inc.	3.750%	10/28/29	5,335	4,946
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	116,677	118,821
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	13,110	13,374
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	76,592
[4]	Garda World Security Corp.	4.625%	2/15/27	2,211	2,130
[4]	Garda World Security Corp.	7.750%	2/15/28	8,230	8,498
[4]	Garda World Security Corp.	8.250%	8/1/32	13,425	13,445
[4]	Gates Corp.	6.875%	7/1/29	11,118	11,329
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	17,975	18,206
[4]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	11.000%	4/15/29	67,428	64,197
[4]	Herc Holdings Inc.	5.500%	7/15/27	148,472	147,208
[4]	Herc Holdings Inc.	6.625%	6/15/29	48,260	49,275
[5]	Loxam SAS	2.875%	4/15/26	19,380	20,493
[5]	Loxam SAS	3.750%	7/15/26	14,790	15,796
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,104	6,158
[4]	Mueller Water Products Inc.	4.000%	6/15/29	2,375	2,217
[4,5]	Q-Park Holding I BV	2.000%	3/1/27	26,765	27,444
[4,5]	Q-Park Holding I BV	5.125%	3/1/29	19,705	21,704
[4]	Reworld Holding Corp.	4.875%	12/1/29	46,025	42,134
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	8,973
[4]	Rolls-Royce plc	3.625%	10/14/25	24,995	24,405
[4]	Sensata Technologies Inc.	4.375%	2/15/30	4,875	4,529
[4]	Sensata Technologies Inc.	3.750%	2/15/31	18,635	16,468
[4]	Sensata Technologies Inc.	6.625%	7/15/32	12,845	13,058
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,882
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	54,451	58,934
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	47,980	53,501
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/27	23,199	24,494
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	34,615
[4]	TopBuild Corp.	3.625%	3/15/29	1,940	1,783
[4]	TopBuild Corp.	4.125%	2/15/32	9,025	8,137
	TransDigm Inc.	5.500%	11/15/27	14,745	14,561
[4]	TransDigm Inc.	6.750%	8/15/28	98,530	100,468
	TransDigm Inc.	4.625%	1/15/29	55,926	52,911
[4]	TransDigm Inc.	6.375%	3/1/29	72,793	74,183
	TransDigm Inc.	4.875%	5/1/29	12,703	12,085
[4]	TransDigm Inc.	6.875%	12/15/30	41,280	42,468
[4]	TransDigm Inc.	7.125%	12/1/31	37,160	38,638
[4]	TransDigm Inc.	6.625%	3/1/32	26,181	26,781
[4]	Triumph Group Inc.	9.000%	3/15/28	16,275	17,165
[9]	United Airlines Class A Series 2020-1 Pass-Through Trust	5.875%	4/15/29	14,545	14,711
[4]	United Airlines Inc.	4.375%	4/15/26	15,951	15,549
[4]	United Airlines Inc.	4.625%	4/15/29	46,353	43,824
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,539
	United Rentals North America Inc.	4.875%	1/15/28	58,416	57,171
	United Rentals North America Inc.	5.250%	1/15/30	5,110	4,999
	United Rentals North America Inc.	4.000%	7/15/30	35,560	32,586
	United Rentals North America Inc.	3.875%	2/15/31	37,979	34,313
	United Rentals North America Inc.	3.750%	1/15/32	39,400	34,804
[4]	Velocity Vehicle Group LLC	8.000%	6/1/29	4,875	5,023
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Watco Cos LLC / Watco Finance Corp.	7.125%	8/1/32	5,875	6,018
[4]	WESCO Distribution Inc.	6.375%	3/15/29	22,560	22,879
[4]	WESCO Distribution Inc.	6.625%	3/15/32	18,045	18,408
[4]	Williams Scotsman Inc.	4.625%	8/15/28	15,360	14,624
[4]	Williams Scotsman Inc.	6.625%	6/15/29	16,495	16,798
[4]	Williams Scotsman Inc.	7.375%	10/1/31	20,315	21,118
					2,142,594
Materials (9.2%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,384
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,466
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	1,893	1,880
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	23,515
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	59,626	50,662
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	41,525	35,181
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	17,208	9,966
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	48,672	27,860
[4]	Arsenal AIC Parent LLC	8.000%	10/1/30	11,035	11,736
	ATI Inc.	7.250%	8/15/30	30,100	31,481
[4]	Avient Corp.	7.125%	8/1/30	47,805	49,094
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25,430	26,670
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	49,176
[5]	Ball Corp.	1.500%	3/15/27	60,555	61,801
	Ball Corp.	6.875%	3/15/28	24,045	24,704
	Ball Corp.	6.000%	6/15/29	26,845	27,158
	Ball Corp.	2.875%	8/15/30	13,655	11,739
	Ball Corp.	3.125%	9/15/31	975	833
[4]	Berry Global Inc.	4.500%	2/15/26	52,709	51,535
[4]	Berry Global Inc.	4.875%	7/15/26	10,389	10,264
[4]	Berry Global Inc.	5.625%	7/15/27	6,575	6,512
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	8,055
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	12,200	10,964
	Celanese US Holdings LLC	6.350%	11/15/28	14,950	15,614
	Celanese US Holdings LLC	6.550%	11/15/30	15,025	15,986
	Celanese US Holdings LLC	6.700%	11/15/33	15,100	16,242
	Chemours Co.	5.375%	5/15/27	27,490	26,405
[4]	Chemours Co.	5.750%	11/15/28	32,835	30,741
[4]	Chemours Co.	4.625%	11/15/29	38,721	33,933
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	2,910	2,934
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/32	31,728	31,896
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	27,900	27,809
[4,8]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	26,170	26,111
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	14,435	14,164
	Commercial Metals Co.	4.125%	1/15/30	8,740	8,092
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,589
	Commercial Metals Co.	4.375%	3/15/32	19,045	17,381
[4]	Constellium SE	5.875%	2/15/26	10,026	10,014
[4]	Constellium SE	5.625%	6/15/28	15,529	15,335
[4]	Constellium SE	3.750%	4/15/29	36,000	32,865
[4,5,8]	Constellium SE	5.375%	8/15/32	14,925	16,194
[4,8]	Constellium SE	6.375%	8/15/32	11,860	11,848
	Crown Americas LLC	5.250%	4/1/30	25,415	24,898
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,857
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,284
[4,5]	Crown European Holdings SACA	2.875%	2/1/26	31,200	33,254
[4]	Element Solutions Inc.	3.875%	9/1/28	42,212	39,153
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	4,780	5,034
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	21,085
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	33,653	30,407
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	21,037
	Graphic Packaging International LLC	4.125%	8/15/24	18,940	18,920
[4]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,715
[4]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	66,634
[4]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,731
[4]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	14,351
[4]	Graphic Packaging International LLC	6.375%	7/15/32	21,960	22,249
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	30,165
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	19,123	17,947
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	33,179	32,382
[4]	NOVA Chemicals Corp.	8.500%	11/15/28	17,715	18,792
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NOVA Chemicals Corp.	4.250%	5/15/29	15,690	14,174
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	28,364	30,046
[4]	Novelis Corp.	3.250%	11/15/26	30,210	28,758
[4]	Novelis Corp.	4.750%	1/30/30	35,021	33,017
[4]	Novelis Corp.	3.875%	8/15/31	59,657	52,554
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	27,110	25,007
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	56,220	59,794
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	4,473
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	70,927	71,013
[4]	Owens Corning	3.500%	2/15/30	1,050	976
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	35,665	35,689
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	23,084	22,809
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	41,865	41,403
[4]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	14,628
[4]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,480
[4]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,717
[4]	Sealed Air Corp.	5.000%	4/15/29	13,129	12,698
[4]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,939
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	9,285	9,364
[4]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	9,415	9,800
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	8,390
[5]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	42,881
[4]	SNF Group SACA	3.125%	3/15/27	21,539	19,963
[4]	SNF Group SACA	3.375%	3/15/30	3,150	2,710
[4]	Standard Industries Inc.	5.000%	2/15/27	33,405	32,685
[4]	Standard Industries Inc.	4.750%	1/15/28	29,839	28,594
[4]	Standard Industries Inc.	4.375%	7/15/30	47,700	43,451
[4]	Standard Industries Inc.	3.375%	1/15/31	58,075	49,659
[4]	Standard Industries Inc.	6.500%	8/15/32	8,325	8,346
[4]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	5,515	5,752
[4,5]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	17,069
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	67,355	65,973
[4]	Trivium Packaging Finance BV	8.500%	8/15/27	9,078	8,897
[4]	Tronox Inc.	4.625%	3/15/29	42,925	39,112
[4]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	31,378
[4]	WR Grace Holdings LLC	5.625%	8/15/29	18,763	17,177
[4]	WR Grace Holdings LLC	7.375%	3/1/31	13,718	14,081
					2,260,141
Real Estate (1.4%)
	Brandywine Operating Partnership LP	8.875%	4/12/29	2,703	2,875
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	23,825
[4]	Greystar Real Estate Partners LLC	7.750%	9/1/30	5,775	6,126
[4]	Iron Mountain Inc.	4.875%	9/15/27	36,420	35,524
[4]	Iron Mountain Inc.	5.250%	3/15/28	910	891
[4]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,953
[4]	Iron Mountain Inc.	4.875%	9/15/29	66,331	63,360
[4]	Iron Mountain Inc.	5.250%	7/15/30	29,500	28,398
[4]	Iron Mountain Inc.	4.500%	2/15/31	11,180	10,282
[4]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,552
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	400
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	5,640	5,066
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	11,370	8,250
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	11,399
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	11,388	11,590
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	10,325	10,441
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,655
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,784
[4]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,073	52,840
					338,211
Technology (6.2%)
[4,8]	Amentum Escrow Corp.	7.250%	8/1/32	20,718	21,156
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	78,233	73,856
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	23,899	23,138
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	27,159	24,988
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	18,459	19,009
[4]	Cloud Software Group Inc.	6.500%	3/31/29	10,940	10,661
[4]	Cloud Software Group Inc.	9.000%	9/30/29	5,650	5,613
[4]	Cloud Software Group Inc.	8.250%	6/30/32	48,356	50,181
[4]	Coherent Corp.	5.000%	12/15/29	61,155	58,303
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cotiviti Corp.	7.625%	4/30/31	1,893	1,880
[4]	Entegris Inc.	4.375%	4/15/28	61,825	58,700
[4]	Entegris Inc.	4.750%	4/15/29	42,480	40,984
[4]	Entegris Inc.	3.625%	5/1/29	18,735	16,990
[4]	Entegris Inc.	5.950%	6/15/30	16,995	16,956
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	38,550	39,527
[4]	Gen Digital Inc.	5.000%	4/15/25	107,805	107,031
[4]	Imola Merger Corp.	4.750%	5/15/29	193,617	182,306
[4]	Insight Enterprises Inc.	6.625%	5/15/32	5,466	5,625
[4]	McAfee Corp.	7.375%	2/15/30	76,351	71,224
[4]	NCR Atleos Corp.	9.500%	4/1/29	45,660	49,896
	Nokia of America Corp.	6.500%	1/15/28	56,315	55,664
	Nokia of America Corp.	6.450%	3/15/29	88,747	88,746
	Nokia OYJ	6.625%	5/15/39	2,930	2,982
[4]	Open Text Corp.	3.875%	2/15/28	65,222	60,943
[4]	Open Text Corp.	3.875%	12/1/29	46,595	42,298
[4]	Open Text Holdings Inc.	4.125%	2/15/30	58,935	53,814
[4]	Open Text Holdings Inc.	4.125%	12/1/31	21,605	19,256
[4]	PTC Inc.	3.625%	2/15/25	15,330	15,141
[4]	PTC Inc.	4.000%	2/15/28	12,620	11,961
[4]	Rocket Software Inc.	9.000%	11/28/28	18,960	19,522
	Seagate HDD Cayman	8.250%	12/15/29	8,056	8,690
	Seagate HDD Cayman	8.500%	7/15/31	6,279	6,806
[4]	SS&C Technologies Inc.	5.500%	9/30/27	139,816	138,593
[4]	UKG Inc.	6.875%	2/1/31	93,845	96,392
	Western Digital Corp.	4.750%	2/15/26	16,371	16,105
	Western Digital Corp.	2.850%	2/1/29	3,105	2,738
					1,517,675
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	7,868	7,822
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	41,727	41,086
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	26,114	25,260
[4]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	21,165	22,171
[4]	Calpine Corp.	4.500%	2/15/28	26,016	24,933
[4]	Calpine Corp.	5.125%	3/15/28	5,884	5,699
[4]	Calpine Corp.	4.625%	2/1/29	6,270	5,922
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	30,596	29,386
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	91,085	80,740
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	19,426	16,945
	FirstEnergy Corp.	3.900%	7/15/27	828	805
[4]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,505
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	71,250	68,366
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	18,260	17,481
[4]	NextEra Energy Operating Partners LP	7.250%	1/15/29	36,575	37,998
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	4,535	4,275
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,764
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20,315	20,158
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	13,564	12,804
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	20,767	21,944
[4]	Vistra Operations Co. LLC	6.875%	4/15/32	9,005	9,276
					468,340
Total Corporate Bonds (Cost $21,695,339)					21,376,495
Floating Rate Loan Interests (3.1%)
[7]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	7.094%	9/23/30	6,278	6,246
[7,10]	Amentum Government Services Holdings LLC	—%	7/30/31	15,830	15,870
[7]	Amer Sports Co. Term Loan, TSFR3M + 3.250%	8.577%	2/18/31	4,225	4,217
[7]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	43,240	44,666
[7]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 2.000%	7.349%	1/31/31	1,935	1,942
[7]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.709%	2/22/28	2,960	2,964
[7]	Arsenal AIC Parent LLC Term Loabn B TSFR1M + 3.750%	9.094%	8/19/30	8,565	8,584
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.694%	8/21/28	16,102	16,034
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.594%	2/15/29	30,075	29,976
[7]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.695%	5/10/27	29,046	28,498
[7]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	8.094%	7/1/31	20,448	20,433
[7]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.844%	8/18/28	12,790	12,754
[7]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	9.335%	3/29/29	2,489	2,488
[7]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.593%	4/30/31	5,877	5,892
[7]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.750%	9.094%	1/31/30	13,651	13,685
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.458%	8/2/27	1,256	1,259
[7]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	8.097%	1/18/29	52,851	52,927
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR3M + 4.500%	9.783%	4/23/31	31,550	31,616
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.596%	7/21/28	17,224	17,242
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.596%	7/21/28	5,242	5,248
[7]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.750%	9.097%	6/27/31	17,705	17,705
[7]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.832%	7/1/31	5,593	5,628
[7]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 3.250%	8.597%	5/30/31	10,790	10,814
[7]	GTCR W Merger Sub LLC Term Loan B, TSFR3M + 3.000%	8.335%	1/31/31	17,830	17,830
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.844%	2/18/31	26,539	26,593
[7]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.595%	6/20/30	36,595	36,624
[7]	IRB Holding Corp. Term Loan B, TSFR1M + 2.750%	8.194%	12/15/27	44,391	44,400
[7]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.593%	3/1/29	30,972	30,902
[7]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.593%	3/1/29	4,797	4,788
[7]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.097%	10/23/28	54,748	54,894
[7]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.844%	3/28/31	2,215	2,220
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.102%	3/27/29	13,008	13,147
[7]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.500%	7.832%	8/16/30	16,053	16,098
[7]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.194%	2/1/28	16,298	16,291
[7]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	7.350%	1/27/31	21,130	21,150
[7]	Sedgwick Claims Management Services Inc. Term Loan, TSFR3M + 3.000%	8.252%	2/24/28	19,705	19,711
[7]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.032%	10/20/27	3,819	3,902
[7]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.085%	9/30/30	5,387	5,391
[7]	Trans Union LLC Term Loan B-7, TSFR1M + 2.000%	7.347%	12/1/28	26,207	26,220
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 3.250%	8.585%	5/6/31	16,920	16,948
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.085%	5/6/32	7,330	7,520
[7]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.033%	2/24/31	3,347	3,358
[7]	W.R. Grace & Co. Conn. Term Loan B, TSFR1M + 3.250%	8.594%	9/22/28	2,890	2,901
[7]	Wand NewCo 3 Inc. Terem Loan B, TSFR1M +3.750%	9.094%	1/30/31	24,725	24,787
Total Floating Rate Loan Interests (Cost $747,273)					752,363
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (1.3%)
[11]	Vanguard Market Liquidity Fund	5.390%		3,275,379	327,505
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC (Dated 7/31/24, Repurchase Value $60,709,000, collateralized by Fannie Mae 2.500%–6.942%, 4/1/27–6/1/54, and Freddie Mac 1.500%–6.000%, 9/1/25–11/1/53, with a value of $61,914,000)	5.350%	8/1/24	60,700	60,700
	Credit Agricole Securities Inc. (Dated 7/31/24, Repurchase Value $57,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.625%, 10/15/27, with a value of $58,140,000)	5.340%	8/1/24	57,000	57,000
	JP Morgan Securities LLC (Dated 7/31/24, Repurchase Value $67,910,000, collateralized by U.S. Treasury Bill 0.000%, 1/23/25, with a value of $69,258,000)	5.340%	8/1/24	67,900	67,900
	JP Morgan Securities LLC (Dated 7/31/24, Repurchase Value $82,212,000, collateralized by U.S. Treasury Note/Bond 4.250%, 2/15/54, with a value of $83,844,000)	5.340%	8/1/24	82,200	82,200
	RBC Capital Markets LLC (Dated 7/31/24, Repurchase Value $67,210,000, collateralized by Freddie Mac 2.000%–5.500%, 1/1/51–3/1/53, U.S. Treasury Bill 0.000%, 8/8/24–8/20/24, and U.S. Treasury Note/Bond 4.375%, 7/15/27, with a value of $68,544,000)	5.330%	8/1/24	67,200	67,200
	TD Securities (USA) LLC (Dated 7/31/24, Repurchase Value $57,308,000, collateralized by U.S. Treasury Note/Bond 1.875%–7.500%, 11/15/24–11/15/43, with a value of $58,446,000)	5.340%	8/1/24	57,300	57,300
					392,300
14

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.7%)
United States Treasury Bill	5.344%–5.345%	10/17/24	161,985	160,201
Total Temporary Cash Investments (Cost $879,990)				880,006
Total Investments (99.1%) (Cost $24,594,977)				24,291,742
Other Assets and Liabilities—Net (0.9%)				214,881
Net Assets (100%)				24,506,623
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $82,651,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $27,477,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $6,834,000 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $17,292,650,000, representing 70.6% of net assets.
5	Face amount denominated in euro.
6	Face amount denominated in Canadian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Represents an unsettled loan as of July 31, 2024. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	1,085	222,823	1,506
5-Year U.S. Treasury Note	September 2024	6,411	691,687	10,433
10-Year U.S. Treasury Note	September 2024	1,738	194,330	3,905
Long U.S. Treasury Bond	September 2024	698	84,305	2,632
Ultra 10-Year U.S. Treasury Note	September 2024	1,002	115,809	2,396
Ultra Long U.S. Treasury Bond	September 2024	160	20,475	707
				21,579

Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(5)	(1,027)	(1)
5-Year U.S. Treasury Note	September 2024	(97)	(10,465)	(13)
10-Year U.S. Treasury Note	September 2024	(1,021)	(114,161)	(2,241)
Euro-Bobl	September 2024	(1,567)	(199,284)	(3,387)
Euro-Schatz	September 2024	(4,400)	(505,119)	(3,912)
Long U.S. Treasury Bond	September 2024	(130)	(15,702)	(240)
Ultra Long U.S. Treasury Bond	September 2024	(14)	(1,792)	(18)
				(9,812)
				11,767

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	8/30/24	EUR	8,403	USD	9,101	6	—
15

High-Yield Corporate Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	8/30/24	USD	46,156	CAD	63,799	—	(96)
Deutsche Bank AG	8/30/24	USD	783,535	EUR	721,076	1,988	—
Barclays Bank plc	8/30/24	USD	5,302	GBP	4,120	5	—
						1,999	(96)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,190,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	1,070,835	5.000	80,357	11,343
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
16

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,267,475)	23,964,237
Affiliated Issuers (Cost $327,502)	327,505
Total Investments in Securities	24,291,742
Investment in Vanguard	704
Cash	212
Foreign Currency, at Value (Cost $15,273)	15,272
Receivables for Investment Securities Sold	54,034
Receivables for Accrued Income	345,372
Receivables for Capital Shares Issued	20,171
Variation Margin Receivable—Futures Contracts	1,206
Variation Margin Receivable—Centrally Cleared Swap Contracts	3,439
Unrealized Appreciation—Forward Currency Contracts	1,999
Total Assets	24,734,151
Liabilities
Payables for Investment Securities Purchased	181,040
Payables to Investment Advisor	1,240
Payables for Capital Shares Redeemed	19,683
Payables for Distributions	24,273
Payables to Vanguard	1,196
Unrealized Depreciation—Forward Currency Contracts	96
Total Liabilities	227,528
Net Assets	24,506,623
At July 31, 2024, net assets consisted of:

Paid-in Capital	26,950,484
Total Distributable Earnings (Loss)	(2,443,861)
Net Assets	24,506,623

Investor Shares—Net Assets
Applicable to 550,512,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,987,180
Net Asset Value Per Share—Investor Shares	$5.43

Admiral Shares—Net Assets
Applicable to 3,965,852,059 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,519,443
Net Asset Value Per Share—Admiral Shares	$5.43

See accompanying Notes, which are an integral part of the Financial Statements.
17

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Interest[1]	730,601
Total Income	730,601
Expenses
Investment Advisory Fees—Note B	2,937
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,797
Management and Administrative—Admiral Shares	9,317
Marketing and Distribution—Investor Shares	81
Marketing and Distribution—Admiral Shares	535
Custodian Fees	146
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	120
Trustees’ Fees and Expenses	7
Other Expenses	8
Total Expenses	15,997
Expenses Paid Indirectly	(141)
Net Expenses	15,856
Net Investment Income	714,745
Realized Net Gain (Loss)
Investment Securities Sold[1]	(155,689)
Futures Contracts	(8,077)
Swap Contracts	64,640
Forward Currency Contracts	6,517
Foreign Currencies	(241)
Realized Net Gain (Loss)	(92,850)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	327,490
Futures Contracts	16,394
Swap Contracts	(35,694)
Forward Currency Contracts	125
Foreign Currencies	53
Change in Unrealized Appreciation (Depreciation)	308,368
Net Increase (Decrease) in Net Assets Resulting from Operations	930,263
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,109,000, $34,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
18

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	714,745	1,334,735
Realized Net Gain (Loss)	(92,850)	(577,339)
Change in Unrealized Appreciation (Depreciation)	308,368	991,741
Net Increase (Decrease) in Net Assets Resulting from Operations	930,263	1,749,137
Distributions
Investor Shares	(91,741)	(175,056)
Admiral Shares	(648,946)	(1,212,514)
Total Distributions	(740,687)	(1,387,570)
Capital Share Transactions
Investor Shares	(102,516)	(20,626)
Admiral Shares	786,169	(320,971)
Net Increase (Decrease) from Capital Share Transactions	683,653	(341,597)
Total Increase (Decrease)	873,229	19,970
Net Assets
Beginning of Period	23,633,394	23,613,424
End of Period	24,506,623	23,633,394

See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.38	$5.30	$5.77	$5.96	$5.94	$5.67
Investment Operations
Net Investment Income[1]	.158	.299	.261	.238	.259	.302
Net Realized and Unrealized Gain (Loss) on Investments	.056	.092	(.462)	(.185)	.034	.278
Total from Investment Operations	.214	.391	(.201)	.053	.293	.580
Distributions
Dividends from Net Investment Income	(.164)	(.311)	(.269)	(.243)	(.273)	(.310)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.164)	(.311)	(.269)	(.243)	(.273)	(.310)
Net Asset Value, End of Period	$5.43	$5.38	$5.30	$5.77	$5.96	$5.94
Total Return[2]	4.05%	7.71%	-3.37%	0.84%	5.22%	10.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,987	$3,068	$3,041	$3,612	$3,877	$4,102
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.22%[3]	0.23%[3]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	5.93%	5.73%	4.90%	4.00%	4.51%	5.16%
Portfolio Turnover Rate	18%	36%	36%	31%	38%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, and 0.23%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.38	$5.30	$5.77	$5.96	$5.94	$5.67
Investment Operations
Net Investment Income[1]	.161	.304	.266	.244	.265	.308
Net Realized and Unrealized Gain (Loss) on Investments	.056	.092	(.462)	(.185)	.033	.278
Total from Investment Operations	.217	.396	(.196)	.059	.298	.586
Distributions
Dividends from Net Investment Income	(.167)	(.316)	(.274)	(.249)	(.278)	(.316)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.167)	(.316)	(.274)	(.249)	(.278)	(.316)
Net Asset Value, End of Period	$5.43	$5.38	$5.30	$5.77	$5.96	$5.94
Total Return[2]	4.10%	7.82%	-3.27%	0.94%	5.32%	10.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,519	$20,565	$20,573	$25,011	$24,798	$22,701
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	6.03%	5.83%	5.00%	4.10%	4.60%	5.26%
Portfolio Turnover Rate	18%	36%	36%	31%	38%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.12%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities.Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilitiesas an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented 4% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability
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High-Yield Corporate Fund
position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2024, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
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High-Yield Corporate Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $458,000 for the six months ended July 31, 2024.
For the six months ended July 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $704,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $141,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,282,878	—	1,282,878
Corporate Bonds	—	21,376,495	—	21,376,495
Floating Rate Loan Interests	—	752,363	—	752,363
Temporary Cash Investments	327,505	552,501	—	880,006
Total	327,505	23,964,237	—	24,291,742
Derivative Financial Instruments
Assets
Futures Contracts[1]	21,579	—	—	21,579
Forward Currency Contracts	—	1,999	—	1,999
Swap Contracts	11,343[1]	—	—	11,343
Total	32,922	1,999	—	34,921
Liabilities
Futures Contracts[1]	9,812	—	—	9,812
Forward Currency Contracts	—	96	—	96
Total	9,812	96	—	9,908
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At July 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	21,579	—	—	21,579
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	11,343	11,343
Unrealized Appreciation—Forward Currency Contracts	—	1,999	—	1,999
Total Assets	21,579	1,999	11,343	34,921

Unrealized Depreciation—Futures Contracts[1]	9,812	—	—	9,812
Unrealized Depreciation—Forward Currency Contracts	—	96	—	96
Total Liabilities	9,812	96	—	9,908
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(8,077)	—	—	(8,077)
Swap Contracts	—	—	64,640	64,640
Forward Currency Contracts	—	6,517	—	6,517
Realized Net Gain (Loss) on Derivatives	(8,077)	6,517	64,640	63,080
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	16,394	—	—	16,394
Swap Contracts	—	—	(35,694)	(35,694)
Forward Currency Contracts	—	125	—	125
Change in Unrealized Appreciation (Depreciation) on Derivatives	16,394	125	(35,694)	(19,175)
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High-Yield Corporate Fund
G.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,578,618
Gross Unrealized Appreciation	431,714
Gross Unrealized Depreciation	(693,577)
Net Unrealized Appreciation (Depreciation)	(261,863)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $2,073,863,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
H.	During the six months ended July 31, 2024, the fund purchased $4,033,660,000 of investment securities and sold $3,678,311,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $705,568,000 and $517,452,000, respectively.
I.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	227,380	42,371	599,707	114,460
Issued in Lieu of Cash Distributions	79,245	14,776	149,508	28,556
Redeemed	(409,141)	(76,323)	(769,841)	(147,324)
Net Increase (Decrease)—Investor Shares	(102,516)	(19,176)	(20,626)	(4,308)
Admiral Shares
Issued	2,142,006	399,338	3,282,267	627,272
Issued in Lieu of Cash Distributions	513,779	95,791	946,453	180,799
Redeemed	(1,869,616)	(348,370)	(4,549,691)	(872,691)
Net Increase (Decrease)—Admiral Shares	786,169	146,759	(320,971)	(64,620)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no other events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q292 092024
26

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Government Bond Funds

The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Corporate Bond Funds

The board of trustees of Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board has also renewed Vanguard Long-Term Investment-Grade Fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Vanguard, through its Fixed Income Group. The board determined that renewing each fund’s advisory arrangements was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed-income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.

Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund and advisor, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Ultra-Short-Term Bond Fund

The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – High-Yield Corporate Fund

The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of each advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the fund since its inception in 1978.

Vanguard. Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth. Vanguard has managed a portion of the fund since 2022.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.